     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 22, 1999

                                           REGISTRATION NO. 333-76863; 811-09253

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-14

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    /X/

                 PRE-EFFECTIVE AMENDMENT NO.                / /

                 POST-EFFECTIVE AMENDMENT NO.               / /

                                      AND

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

                       AMENDMENT NO.                 / /
                            ------------------------

                            WELLS FARGO FUNDS TRUST

               (Exact Name of Registrant as specified in Charter)

                               111 CENTER STREET
                          LITTLE ROCK, ARKANSAS 72201
          (Address of Principal Executive Offices, including Zip Code)
                            ------------------------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 643-9691
                             RICHARD H. BLANK, JR.
                               C/O STEPHENS INC.
                               111 CENTER STREET
                          LITTLE ROCK, ARKANSAS 72201
                    (Name and Address of Agent for Service)
                            ------------------------

                                WITH A COPY TO:

                            ROBERT M. KURUCZA, ESQ.
                             MARCO E. ADELFIO, ESQ.
                            MORRISON & FOERSTER LLP
                          2000 PENNSYLVANIA AVE., N.W.
                             WASHINGTON, D.C. 20006

                                      AND

                            KATHLEEN K. CLARKE, ESQ.
                              SEWARD & KISSEL LLP
                               1200 G STREET, NW
                              WASHINGTON, DC 20005

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                   AS SOON AS PRACTICABLE AFTER THE EFFECTIVE
                      DATE OF THIS REGISTRATION STATEMENT.

    The Registrant has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940; accordingly, no fee is payable herewith.

    It is proposed that this filing will become effective on May 25, 1999 pursuant to Rule 488 under the Securities Act of 1933.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      IMPORTANT NOTICE: PLEASE COMPLETE THE
            ENCLOSED PROXY BALLOT AND RETURN IT AS SOON AS POSSIBLE.
       FOR YOUR CONVENIENCE, YOU MAY VOTE BY CALLING D.F. KING & CO., INC.
                  TOLL-FREE AT 1-800-326-3066 FROM 6:00 A.M. TO
                      7:00 P.M. PACIFIC TIME. YOU MAY ALSO
            VOTE BY FAXING YOUR PROXY BALLOT TO D.F. KING & CO., INC.
               AT 1-212-269-2796 OR BY INTERNET WWW.PROXYVOTE.COM
                A CONFIRMATION OF YOUR TELEPHONE OR TELEFACSIMILE
                           VOTE WILL BE MAILED TO YOU.

                                STAGECOACH FUNDS
                               111 CENTER STREET
                             LITTLE ROCK, AR 72201

                            NORWEST ADVANTAGE FUNDS
                              TWO PORTLAND SQUARE
                               PORTLAND, ME 04101


                                  June 1, 1999


Dear Valued Shareholder:


    We are seeking your approval of a proposed reorganization of your Stagecoach or Norwest Advantage Fund into a corresponding Fund of Wells Fargo Funds Trust. The proposed reorganization is part of a larger plan arising from the merger of Wells Fargo & Company and Norwest Corporation, which are the parent companies of the advisors to the Stagecoach and Norwest Advantage Funds. By consolidating the Funds, we expect to reduce management and administrative inefficiencies. We also expect to achieve increased investment leverage and market presence for the consolidated Funds, which we believe will be advantageous for Fund shareholders.


    WELLS FARGO BANK HAS AGREED TO PAY ALL EXPENSES OF THE REORGANIZATION SO THAT SHAREHOLDERS WILL NOT BEAR THESE COSTS.

    THE BOARDS OF DIRECTORS AND TRUSTEES OF THE STAGECOACH AND NORWEST ADVANTAGE FUNDS HAVE UNANIMOUSLY APPROVED THE REORGANIZATION AND BELIEVE THAT IT IS IN THE BEST INTERESTS OF SHAREHOLDERS. THEY RECOMMEND THAT YOU APPROVE THE REORGANIZATION BY VOTING YOUR PROXY.


    Under the reorganization, each of the Stagecoach Funds and the Norwest Advantage Funds will transfer all of its assets and liabilities to a Wells Fargo Funds Trust Fund. We will refer to these funds as the SC Funds, the NAF Funds, and the WF Funds and all of them together as the Funds. The following table lists the SC Funds, the NAF Funds, and the corresponding WF Funds that are part of the proposed reorganization. In some cases, only SC Funds or NAF Funds are part of the reorganization. In other cases, both an SC Fund and a NAF Fund are reorganizing into the same WF Fund.

-------------------------------------------------------------------------------------------

                                                                  will reorganize into
           SC FUND                       NAF FUND                        WF FUND
-------------------------------------------------------------------------------------------
    Asset Allocation Fund                   --                    Asset Allocation Fund
        Balanced Fund
         Growth Fund             ValuGrowth-SM- Stock Fund             Growth Fund
  Diversified Equity Income         Income Equity Fund             Income Equity Fund
            Fund
       Small Cap Fund            Small Company Stock Fund            Small Cap Fund
    Strategic Growth Fund
                                        Income Fund
                                  Total Return Bond Fund
             --                Performa Strategic Value Bond           Income Fund
                                           Fund
 U.S. Government Income Fund      Intermediate Government        Intermediate Government
 U.S. Government Allocation             Income Fund                    Income Fund
            Fund
   Short-Intermediate U.S.        Limited Term Government        Limited Term Government
   Government Income Fund               Income Fund                    Income Fund
   National Tax-Free Fund          Tax-Free Income Fund           Tax-Free Income Fund
   Prime Money Market Fund                                    Cash Investment Money Market
(Administrative, Service and       Cash Investment Fund                   Fund
   Institutional Classes)
   Prime Money Market Fund      Ready Cash Investment Fund
          (Class A)               (Investor and Exchange            Money Market Fund
      Money Market Fund                  Classes)
   National Tax-Free Money      Municipal Money Market Fund      National Tax-Free Money
    Market Fund (Class A)            (Investor Class)             Market Fund (Class A)
                                                                    National Tax-Free
   National Tax-Free Money      Municipal Money Market Fund    Institutional Money Market
 Market Fund (Institutional        (Institutional Class)            Fund (Service and
           Class)                                                Institutional Classes)
 Treasury Plus Money Market         Treasury Plus Fund         Treasury Plus Institutional
Fund (Administrative, Service      (Institutional Class)       Money Market Fund (Service
 and Institutional Classes)                                    and Institutional Classes)
Government Money Market Fund       U.S. Government Fund       Government Money Market Fund


WHAT ARE THE BENEFITS OF THE PROPOSED REORGANIZATION?

    - The combined Funds, along with the other SC and NAF Funds that will be part of the WF funds family, will provide investors with a wider array of investments options and therefore more choices of available funds.

    - The reorganization will be tax-free for all Funds, except for certain money market funds, and shareholders of these funds are not expected to experience any tax consequences.

    - The asset size of the combining Funds will increase substantially; thus we expect the reorganization will result in greater investment leverage and market presence.

    - The reorganization will result in operating efficiencies for the Funds.

    - The combining Funds will have compatible objectives and investment strategies.


    - Wells Fargo Bank will pay all of the costs of the reorganization.


    You do not need to make any changes to your investments now. We are confident you will be pleased with the choices in the new fund family.

    Please read the enclosed proxy materials and consider the information provided. We encourage you to complete and mail your proxy card promptly. No postage is necessary if you mail it in the United States. You also may send your proxy to us by fax at 1-212-269-2796, or vote by internet
(http://www.proxyvote.com) or telephone 1-800-326-3066.


                                    Very truly yours,

                                    /s/ R. Greg Feltus      /s/ John Y. Keffer
                                    R. Greg Feltus          John Y. Keffer
                                    President               President
                                    Stagecoach Funds        Norwest Advantage Funds

                                STAGECOACH FUNDS
                               111 CENTER STREET
                             LITTLE ROCK, AR 72201

                            NORWEST ADVANTAGE FUNDS
                              TWO PORTLAND SQUARE
                               PORTLAND, ME 04101

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          SCHEDULED FOR AUGUST 5, 1999

To the Shareholders of the SC Funds and the NAF Funds:


    A special meeting of shareholders will be held on Thursday, August 5, 1999, at 10:00 a.m. (Eastern Time) at the offices of Morrison & Foerster, LLP, 2000 Pennsylvania Ave., N.W., Suite 5500, Washington D.C., to consider the following:


1. A proposal to approve Agreements and Plans of Reorganization for the SF Funds and the NAF Funds. Under these Agreements, the SC Funds and the NAF Funds will transfer all of their assets to the corresponding WF Funds in exchange for shares of the WF Funds. These WF Fund shares would be distributed proportionately to the shareholders of the SC Funds and NAF Funds. The WF Funds also would assume the liabilities of the corresponding SC Funds and NAF Funds.

2.  Any other business that properly comes before the meeting.

    Shareholders of record as of the close of business on May 6, 1999 are entitled to vote at the meeting and any related follow-up meetings.


    WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING, PLEASE COMPLETE AND RETURN THE ENCLOSED PROXY CARD (VOTING INSTRUCTION CARD) OR VOTE ON THE INTERNET OR BY TELEPHONE.



                                    By Order of the Board of Trustees
                                    Richard H. Blank, Jr.
                                                          David I. Goldstein
                                    Secretary
                                                          Secretary
                                    Stagecoach Funds


                                                          Norwest Advantage
                                                          Funds


June 1, 1999


              YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE
              NUMBER OF SHARES THAT YOU OWNED ON THE RECORD DATE.

COMBINED PROXY STATEMENT/PROSPECTUS


May 25, 1999


STAGECOACH FUNDS                               NORWEST ADVANTAGE FUNDS
111 CENTER STREET                              2 PORTLAND SQUARE
LITTLE ROCK, AR 72211                          PORTLAND, ME 04101

--------------------------------------------------------------------------------

WHAT IS THIS DOCUMENT AND WHY DID WE SEND IT TO YOU?


    On March 25, 1999, the SC Funds' and NAF Funds' Boards of Directors and Trustees approved the reorganization of the Funds into new WF Funds. The reorganization is part of a larger plan to consolidate the Stagecoach Fund family with the Norwest Advantage Fund family, following last November's merger of their investment advisor's parent companies--Wells Fargo & Company and Norwest Corporation.



    This proxy statement and prospectus contains the information shareholders should know before voting on the proposed reorganization of the SC Funds and NAF Funds into a corresponding WF Fund. You should retain it for future reference.


HOW WILL THE REORGANIZATION WORK?

    The reorganization will involve three steps:

    - the transfer of the assets and liabilities of the SC Funds and the NAF Funds to the corresponding WF Fund in exchange for shares of the WF Fund of equivalent value to the net assets transferred;

    - the pro rata distribution of the WF Fund's shares to the shareholders of record of the SC Fund or NAF Fund as of the effective date of the reorganization in full redemption of those shareholders' shares in the SC Fund or NAF Fund; and

    - the immediate liquidation and termination of the SC Fund or NAF Fund.


    As a result of the reorganization, shareholders of the SC Funds or NAF Funds will instead hold shares of the corresponding WF Fund having the same total value as the shares of the SC Fund or NAF Fund that they held immediately before the reorganization. If a majority of the shares of one of the SC Funds or NAF Funds do not approve the reorganization, that Fund will not participate in the reorganization and the SC Fund or NAF Fund will not be terminated. In such a case, the SC Fund or NAF Fund will continue its operations and its Directors or Trustees will consider what further action is appropriate.


IS ADDITIONAL INFORMATION ABOUT THE FUNDS AVAILABLE?

    Yes, additional information about the Funds is available in the:

    - Prospectuses for the SC Funds, NAF Funds and WF Funds;

    - Management's Discussion of Fund Performance, which is included in the SC Funds' and NAF Funds' Annual Reports to shareholders; and

    - Statements of Additional Information, or SAIs, for the Funds.

    All of this information is in documents filed with the Securities and Exchange Commission. The prospectuses and Management's Discussion of Fund Performance are legally deemed to be part of this proxy statement/prospectus. The SAI to this proxy statement/prospectus also is legally deemed to be part of this document.

    The WF Funds' Prospectuses accompany this statement. The SF Funds' and NAF Funds' Prospectuses and annual reports to shareholders, which contain audited financial statements for the most current fiscal year have been previously mailed to shareholders. Copies of all this information, including the SAIs, are available upon request without charge by writing to or calling:

    Wells Fargo Funds
    P.O. Box 7066
    San Francisco, CA 94120-7066
    1-800-552-9612


    You also may view or obtain these documents from the SEC:



    In person:      At the SEC's Public Reference Room in Washington, D.C.



    By phone:      1-800-SEC-0330



    By mail:        Public Reference Section
                  Securities and Exchange Commission
                  Washington, DC 20549-6009
                  (duplicating fee required)



    On the Internet: www.sec.gov



    There are Agreements and Plans of Reorganization between the SC Funds and the NAF Funds, on the one hand, and the WF Funds, on the other hand, that describe the technical details of how the reorganization will be accomplished. Copies of these Agreements and Plans are available free of charge by writing to or calling the address or toll-free number above.


OTHER IMPORTANT THINGS TO NOTE:

    - An investment in the WF Funds is not a deposit in Wells Fargo Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

    - You may lose money by investing in the Funds.

    - The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
Proposal: Approval of Reorganization of SC Funds and NAF Funds............     9
Summary...................................................................    10
  Comparison of Current Fees..............................................    10
  Comparison of Investment Objectives and Strategies......................    10
  Common Risk Considerations..............................................    25
  Comparison of Shareholder Services and Procedures.......................    25
  Federal Income Tax Consequences.........................................    26
  Comparison of Investment Advisors and Investment Advisory Fees..........    26
  Comparison of Other Service Providers...................................    26
  Comparison of Business Structures.......................................    26
  Comparison of Policies..................................................    26
Information About the Proposed Transaction................................    27
Exhibit A: Fee Tables.....................................................   A-1
Exhibit B:  Comparison of Investment Objectives and Strategies............   B-1
Exhibit C:  Comparison of Shareholder Services and Procedures.............   C-1
Exhibit D: Comparison of Investment Advisors and Investment Advisory
  Fees....................................................................   D-1
Exhibit E:  Comparison of Other Service Providers.........................   E-1
Exhibit F:  Comparison of Business Structures.............................   F-1

PROPOSAL: APPROVAL OF REORGANIZATION OF SC FUNDS AND NAF FUNDS


    On March 25, 1999, the Board of Directors of the SC Funds and the Board of Trustees of the NAF Funds unanimously voted to approve the reorganization, subject to approval by the Funds' shareholders. Under the reorganization, the SC Funds and the NAF Funds will transfer their assets to the corresponding WF Funds and the WF Funds will assume the liabilities of the SC Funds and NAF Funds. Each WF Fund is modeled on an existing SC Fund or NAF Fund, as identified in the summary section of this proxy statement/prospectus. Following the transfer of assets, shares of each WF Fund will be distributed to shareholders of each corresponding SC Fund or NAF Fund. You will receive shares of a comparable class of the WF Fund equal to the value of your share of the net assets of each SC Fund or NAF Fund in which you were invested. The reorganization is expected to be a tax-free reorganization or, for certain money market funds, is not expected to result in any tax consequences to shareholders. If approved by shareholders, the reorganization is expected to occur in September, 1999.


    The Directors and Trustees have concluded that participation in the proposed reorganization is in the best interests of the SC Funds and NAF Funds and their shareholders. The Directors and Trustees also concluded that the proposed reorganization would not dilute shareholders' economic interests. In reaching this conclusion, the Directors and Trustees considered, among other things:

    1. The expanded range of investment options available to investors in the WF Funds, including the combined SC and WF Funds. The WF Funds family will offer 61 funds.

    2. The similarities of the investment objectives and strategies of the WF Funds with those of the SC Funds and NAF Funds.


    3. The tax-free nature of the reorganization for all Funds or, for certain money market funds, the expected lack of tax consequences for shareholders of these funds.



    4. The investment and market leverage that the WF Funds are expected to achieve as part of the reorganization because of the substantial increase in the asset size of the combining funds.


    5.  The improved operating efficiencies of the combined Funds.

    6. The potential for improved performance of the WF Funds as compared to the SC Funds and NAF Funds, based on a larger asset base and the selection of successful portfolio managers with better track records for the WF Funds.

    7. The expense ratios of the SC Funds and NAF Funds as compared to the corresponding WF Funds.


    8. The expenses of the reorganization, all of which will be borne by Wells Fargo Bank.



    For a more complete discussion of the factors considered by the Boards in approving the reorganization, see pages 28-29.

                                    SUMMARY

    The following summary highlights significant differences between the SC Fund and NAF Fund that you own today and the corresponding WF Fund that you will own after the reorganization. This summary is not complete and does not contain all of the information that you should consider before voting on the reorganization of the Funds. For more complete information, please read this entire document and the enclosed Fund prospectuses.

COMPARISON OF CURRENT FEES


    After the reorganization, most of the SC Funds and NAF Funds, with the largest proportion of assets and shareholders, are projected to have the same or lower operating expense ratios. These projections take into account potential savings in fixed and variable expenses resulting from combining the operations of the Funds and renegotiated contract terms with vendors. Some of the NAF Funds, primarily their retail classes, which affect fewer shareholders and less assets, are projected to have higher operating expense ratios before waivers and reimbursements. These higher expense ratios are due primarily to new or increased shareholder servicing fees that are intended to improve the scope or quality of services provided to WF Fund shareholders. Some of the SC Funds have higher expenses due to renegotiated contracts with third party vendors that could decrease as assets increase. Wells Fargo Bank, as investment advisor to the WF Funds, has agreed to a fee waiver or expense reimbursement for a period of at least one year so that expenses remain at or closer to the current expense ratios.



    The SC Asset Allocation and NAF Income Equity Funds are projected to have higher expense ratios due to a reevaluation of the services provided to shareholders in these Funds, which were not reflected in their fees. Because the fees of these funds are expected to change more significantly than other of the combining funds, Wells Fargo has agreed to a fee waiver or expense reimbursement for a period of at least two years for the WF Fund successors to these Funds. Wells Fargo Bank also has agreed to seek the WF Funds' Trustees approval of any reduction in all of the fee waivers or reimbursements. See Exhibit A--Fee Tables for more information about expenses, both before and after waivers and reimbursements and Exhibit D--Comparison of Investment Advisors and Investment Advisory Fees for information concerning current and post-reorganization investment advisory fees.


COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES


    The following is a comparison of the investment objectives and strategies of each SC Fund and NAF Fund and the corresponding WF Fund. A more detailed comparison of the Funds' investment objectives and strategies can be found in Exhibit B. You can find additional information about a Fund in its prospectus and SAI.


    Each SC Fund and NAF Fund and its corresponding WF Fund pursue similar investment objectives and hold substantially similar securities. As a result, the proposed reorganization of the SC Funds and NAF Funds will not cause significant portfolio turnover or transaction expenses due to the WF Funds' disposal of securities that are incompatible with their objectives. As noted below, one of the reorganizing funds is the model for the surviving WF Fund.

EQUITY FUNDS

WF ASSET ALLOCATION FUND

Comparison of:        SC ASSET ALLOCATION FUND            WHICH WILL REORGANIZE INTO
                      AND                                 WF ASSET ALLOCATION FUND
                      SC BALANCED FUND


-------------------------------------------------------------------------------------------

        FUND                      OBJECTIVE                       PRINCIPAL STRATEGY
--------------------------------------------------------------------------------------------
SC ASSET ALLOCATION   Seeks long-term total return,       The Fund is the model for and its
  FUND                consistent with reasonable risk.    investment strategies are
                                                          substantially the same as the WF
                                                          Asset Allocation Fund described
                                                          below.
SC BALANCED FUND      Seeks current income and long-term  The Fund pursues a balanced and
                      total return, consistent with       diversified investment approach by
                      reasonable risk, through a          investing generally between 30% to
                      balanced investment approach.       70% of its assets in common stocks
                                                          and the remainder in debt
                                                          securities. The fund invests in a
                                                          wide range of companies and types
                                                          of debt securities.
WF ASSET ALLOCATION   Seeks long-term total return,       The Fund allocates and reallocates
  FUND                consistent with reasonable risk.    assets among common stocks, U.S.
                                                          Treasury bonds and money market
                                                          instruments. The Fund invests in
                                                          asset classes that the Advisor
                                                          believes are under-valued in order
                                                          to achieve better long-term,
                                                          risk-adjusted returns. Unlike the
                                                          SC Balanced Fund, the Fund assumes
                                                          a "normal" allocation of 60%
                                                          stocks and 40% bonds. The Fund
                                                          invests in:
                                                          - common stocks to replicate the
                                                          S&P 500 Index;
                                                          - U.S. Treasury bonds to replicate
                                                          Lehman Brothers 20+ Bond
                                                          Index with remaining maturities
                                                          of 20 years or more; and
                                                          - money market instruments.
                                                          The Fund is not required to
                                                          maintain a minimum investment in
                                                          any asset class and may invest all
                                                          of its assets in a single class.

WF GROWTH FUND

Comparison of:        SC GROWTH FUND                      WHICH WILL REORGANIZE INTO
                      AND                                 WF GROWTH FUND
                      NAF VALUGROWTH-SM- STOCK
                      FUND


-------------------------------------------------------------------------------------------

        FUND                      OBJECTIVE                       PRINCIPAL STRATEGY
--------------------------------------------------------------------------------------------
SC GROWTH FUND        Seeks long-term capital             The Fund is the model for and its
                      appreciation and current income.    investment strategies are
                                                          substantially the same as the WF
                                                          Growth Fund described below.
NAF VALUGROWTH-SM-    Seeks long-term capital             The Fund invests primarily in
  STOCK FUND          appreciation.                       medium- and large-capitalization
                                                          companies that appear to have
                                                          above-average growth
                                                          characteristics and appear to be
                                                          undervalued. The Fund considers
                                                          the quality of a company's
                                                          management, the existence of a
                                                          leading or dominant position in a
                                                          major product line or market, the
                                                          soundness of the company's
                                                          financial position, and the
                                                          maintenance of a relatively high
                                                          rate of return on invested capital
                                                          and shareholder's equity.
WF GROWTH FUND        Seeks long-term capital             The Fund invests in equity
                      appreciation.                       securities of domestic and foreign
                                                          companies whose market
                                                          capitalization falls within, but
                                                          towards the higher end of, the
                                                          range of the Russell 1000 Index,
                                                          which is considered a mid- to
                                                          large-capitalization index. The
                                                          Fund buys stocks of companies that
                                                          have a strong earnings growth
                                                          trend and above-average prospects
                                                          for future growth.

WF INCOME EQUITY FUND

Comparison of:        SC DIVERSIFIED INCOME               WHICH WILL REORGANIZE INTO
                      EQUITY FUND                         WF INCOME EQUITY FUND
                      AND
                      NAF INCOME EQUITY FUND

-------------------------------------------------------------------------------------------

        FUND                      OBJECTIVE                       PRINCIPAL STRATEGY
--------------------------------------------------------------------------------------------
SC DIVERSIFIED        Seeks current income and a growing  The Fund actively manages a
  EQUITY INCOME FUND  stream of income over time,         diversified portfolio of income-
                      consistent with the preservation    producing equity securities. In
                      of capital.                         selecting stocks, the Fund
                                                          emphasizes dividend histories and
                                                          trends. The Fund also looks for
                                                          equity securities that it believes
                                                          are selling for less than their
                                                          intrinsic or true value and that
                                                          generally exhibit the following
                                                          characteristics: above average
                                                          financial strength, a strong
                                                          position in their industry, a
                                                          history of profit growth, and
                                                          relatively high dividends.
NAF INCOME EQUITY     Seeks long-term capital             The Fund is the model for and its
  FUND                appreciation and above-average      investment strategies are
                      dividend income.                    substantially similar to the WF
                                                          Income Equity Fund described
                                                          below.
WF INCOME EQUITY      Seeks long-term capital             The Fund invests in the common
  FUND                appreciation and above-average      stocks of large, high quality
                      dividend income.                    domestic companies with
                                                          above-average return potential and
                                                          above-average dividend income. The
                                                          Fund considers "large" companies
                                                          to be those whose market
                                                          capitalization is greater than the
                                                          median of the companies in the
                                                          Russell 1000 Index, which is
                                                          considered a mid- to large-
                                                          capitalization index.

WF SMALL CAP FUND

Comparison of:        SC SMALL CAP FUND                   WHICH WILL REORGANIZE INTO
                      AND                                 WF SMALL CAP FUND
                      SC STRATEGIC GROWTH FUND
                      AND
                      NAF SMALL COMPANY STOCK
                      FUND


-------------------------------------------------------------------------------------------
        FUND                      OBJECTIVE                       PRINCIPAL STRATEGY
--------------------------------------------------------------------------------------------
SC SMALL CAP FUND     Seeks above-average, long-term      The Fund is the model for and its
                      capital appreciation.               investment strategies are
                                                          substantially the same as the WF
                                                          Small Cap Fund described below.
SC STRATEGIC GROWTH   Seeks above-average, long-term      The Fund's investment strategies
  FUND                capital appreciation.               are similar to the WF Small Cap
                                                          Fund described below, except that
                                                          the Fund tends to invest more of
                                                          its assets in mid-capitalization
                                                          companies. The Fund invests the
                                                          majority of its holdings in
                                                          established mid-capitalization
                                                          growth companies, turnaround or
                                                          acquisition candidates, or
                                                          attractive larger capitalization
                                                          companies.
NAF SMALL COMPANY     Seeks long-term capital             The Fund invests primarily in the
  STOCK FUND          appreciation.                       common stock of small- and medium-
                                                          sized domestic companies that have
                                                          market capitalizations well below
                                                          that of the average company in the
                                                          S&P 500 Index. The Fund invests in
                                                          companies that may be in a
                                                          relatively early stage of
                                                          development or may produce goods
                                                          and services that have favorable
                                                          prospects for growth due to
                                                          increasing demand or developing
                                                          markets.
WF SMALL CAP FUND     Seeks above average, long-term      The Fund invests in equity
                      capital appreciation.               securities of domestic companies
                                                          whose market capitalization falls
                                                          within the range of the Russell
                                                          2000 Index, which is considered a
                                                          small capitalization index. The
                                                          Fund will sell the stock of any
                                                          company whose market
                                                          capitalization exceeds the range
                                                          of this Index for 60 days. Unlike
                                                          the SC Fund and the NAF Fund, the
                                                          Fund also invests in foreign
                                                          small-cap companies. The Fund buys
                                                          stocks that the Advisor believes
                                                          have above-average prospects for
                                                          capital growth, or that may be
                                                          involved in new or innovative
                                                          products, services and processes.

WF INCOME FUNDS

Comparison of:        NAF INCOME FUND                     WHICH WILL REORGANIZE INTO
                      AND                                 WF INCOME FUND
                      NAF TOTAL RETURN BOND
                      FUND
                      AND
                      NAF PERFORMA STRATEGIC
                      VALUE BOND FUND


-------------------------------------------------------------------------------------------

        FUND                      OBJECTIVE                       PRINCIPAL STRATEGY
--------------------------------------------------------------------------------------------
NAF INCOME FUND       Seeks to provide total return       The Fund is the model for and its
                      consistent with current income.     primary investment strategies are
                                                          substantially the same as the WF
                                                          Income Fund described below.
NAF TOTAL RETURN      Seeks to provide total return.      The Fund's primary investment
  BOND FUND                                               strategies are similar to the WF
                                                          Income Fund described below. In
                                                          addition, the Fund seeks strategic
                                                          diversification. The Fund
                                                          generally invests 65% of its total
                                                          assets in fixed-income securities
                                                          rated within the 3 highest rating
                                                          categories or, if unrated, of
                                                          comparable quality. The average
                                                          maturity of the Fund will vary
                                                          between 5 and 15 years and the
                                                          Fund's duration normally will vary
                                                          between 3 and 8 years.
NAF PERFORMA          Seeks to provide total return by    The Fund's primary investment
  STRATEGIC VALUE     investing primarily in income       strategies are substantially the
  BOND FUND           producing securities.               same as the NAF Total Return Bond
                                                          Fund described above and similar
                                                          to the WF Income Fund described
                                                          below.
WF INCOME FUND        Seeks current income and total      The Fund invests in corporate,
                      return.                             mortgage-backed, asset-backed, and
                                                          U.S. Government debt securities
                                                          primarily of investment-grade
                                                          quality or better. The Fund
                                                          maintains the average
                                                          dollar-weighted maturity of the
                                                          portfolio between 3 and 15 years,
                                                          and applies fundamental economic,
                                                          credit and market analysis to
                                                          increase portfolio performance.
                                                          The Fund targets the average
                                                          portfolio duration around the
                                                          duration of the Lipper
                                                          A-Rated Debt Average, which is
                                                          currently around 5-6 years.

WF INTERMEDIATE GOVERNMENT INCOME FUND

Comparison of:        SC U.S. GOVERNMENT INCOME           WHICH WILL REORGANIZE INTO
                      FUND                                WF INTERMEDIATE
                      AND                                 GOVERNMENT INCOME FUND
                      SC U.S. GOVERNMENT
                      ALLOCATION FUND
                      AND
                      NAF INTERMEDIATE
                      GOVERNMENT INCOME FUND


-------------------------------------------------------------------------------------------

        FUND                      OBJECTIVE                       PRINCIPAL STRATEGY
--------------------------------------------------------------------------------------------
SC U.S. GOVERNMENT    Seeks a long-term total rate of     The Fund actively manages a
  INCOME FUND         return through preserving capital   diversified portfolio of U.S.
                      and earning high interest income    Government mortgage-backed
                      by investing principally in a       securities, U.S. Treasury
                      portfolio of U.S. Government        securities and repurchase
                      mortgage pass-through securities    agreements. Under normal market
                      consisting primarily of securities  conditions, the Fund invests at
                      issued by GNMA, FNMA and FHLMC.     least 65% of its total assets in
                                                          mortgage-backed securities.
SC U.S. GOVERNMENT    Seeks over the long-term a high     The Fund allocates and reallocates
  ALLOCATION FUND     level of total return, including    assets among long-term U.S.
                      net realized an unrealized capital  Treasury bonds, intermediate-term
                      gains and net investment income,    U.S. Treasury notes, and
                      consistent with reasonable risk.    short-term money market
                                                          instruments.
NAF INTERMEDIATE      Seeks to provide current income,    The Fund is the model for and its
  GOVERNMENT INCOME   consistent with safety of           investment strategies are
  FUND                principal.                          substantially the same as the WF
                                                          Intermediate Government Income
                                                          Fund described below.
WF INTERMEDIATE       Seeks current income, consistent    The Fund primarily invests in
  GOVERNMENT INCOME   with safety of principal.           investment-grade,
  FUND                                                    intermediate-term (3-10 years)
                                                          U.S. Government securities, and
                                                          also in certain debt securities
                                                          that are not U.S. Government
                                                          securities. The Fund invests up to
                                                          50% of its assets in
                                                          mortgage-backed securities, and up
                                                          to 25% of its assets in other
                                                          asset-backed securities. The Fund
                                                          targets average portfolio duration
                                                          in a range based on the average
                                                          duration of 5-year U.S. Treasury
                                                          securities.

WF LIMITED TERM GOVERNMENT INCOME FUND


Comparison of:        SC SHORT-INTERMEDIATE               WHICH WILL REORGANIZE INTO
                      U.S. GOVERNMENT INCOME              WF LIMITED TERM
                      FUND                                GOVERNMENT INCOME FUND
                      AND
                      NAF LIMITED TERM
                      GOVERNMENT INCOME FUND



-------------------------------------------------------------------------------------------

        FUND                      OBJECTIVE                       PRINCIPAL STRATEGY
--------------------------------------------------------------------------------------------
SC SHORT-             Seeks current income while          The Fund is the model for and its
  INTERMEDIATE        preserving capital by investing     investment strategies are
  U.S. GOVERNMENT     primarily in a portfolio            substantially the same as the WF
  INCOME FUND         consisting of short to              Limited Term Government Income
                      intermediate-term securities        Fund described below.
                      issued or guaranteed by the U.S.
                      Government, its agencies and
                      instrumentalities.
NAF LIMITED TERM      Seeks to provide investors with     The Fund primarily invests in
  GOVERNMENT INCOME   current income while preserving     fixed and variable rate U.S.
  FUND                capital.                            Government securities. The Fund
                                                          normally invests at least 65% of
                                                          its total assets in U.S.
                                                          Government securities and may
                                                          invest up to 35% of its total
                                                          asset in other fixed-income
                                                          securities. The Fund normally has
                                                          an average dollar-weighted
                                                          maturity of between 1 and 5 years.
WF LIMITED TERM       Seeks current income and safety of  The Fund primarily invests in
  GOVERNMENT INCOME   capital.                            investment-grade, short to
  FUND                                                    intermediate-term U.S. Government
                                                          securities. The Fund also may
                                                          invest up to 35% of its total
                                                          assets in other debt securities
                                                          including investment-grade
                                                          corporate debt securities and
                                                          asset-backed securities. Under
                                                          ordinary circumstances, the Fund
                                                          expects to maintain a
                                                          dollar-weighted average maturity
                                                          of between 2 and 5 years.

WF TAX-FREE INCOME FUND


Comparison of:        SC NATIONAL TAX-FREE FUND           WHICH WILL REORGANIZE INTO
                      AND                                 WF TAX FREE INCOME FUND
                      NAF TAX-FREE INCOME FUND



-------------------------------------------------------------------------------------------

        FUND                      OBJECTIVE                       PRINCIPAL STRATEGY
--------------------------------------------------------------------------------------------
SC NATIONAL TAX-FREE  Seeks current income exempt from    The Fund's investment strategies
  FUND                the federal income tax.             are substantially the same as the
                                                          WF Tax-Free Income Fund described
                                                          below.
NAF TAX-FREE INCOME   Seeks to provide investors with     The Fund is the model for and its
  FUND                current income exempt from federal  investment strategies are
                      income tax.                         substantially the same as the WF
                                                          Tax-Free Income Fund described
                                                          below.
WF TAX-FREE INCOME    Seeks current income exempt from    The Fund invests at least 80% of
  FUND                the federal income tax.             its assets in investment-grade
                                                          municipal securities with average
                                                          maturities of 10-20 years and with
                                                          interest that is exempt from
                                                          federal income taxes. The Fund
                                                          invests up to 20% of its total
                                                          assets in securities whose income
                                                          is subject to the alternative
                                                          minimum tax or AMT.

MONEY MARKET FUNDS

    All of the Funds are "money market funds" that seek to maintain a stable net asset value of $1.00 per share. Each Fund pursues its strategy by maintaining a portfolio of high-quality money market investments.

WF CASH INVESTMENT MONEY MARKET FUND

Comparison of:        SC PRIME MONEY MARKET               WHICH WILL REORGANIZE INTO
                      FUND (ADMINISTRATIVE,               WF CASH INVESTMENT MONEY
                      SERVICE AND INSTITUTIONAL           MARKET FUND
                      CLASSES)
                      AND
                      NAF CASH INVESTMENT FUND


-------------------------------------------------------------------------------------------
        FUND                      OBJECTIVE                       PRINCIPAL STRATEGY
--------------------------------------------------------------------------------------------
SC PRIME MONEY        Seeks to maximize current income    The Fund's investment strategies
  MARKET FUND         to the extent consistent with the   are similar to the WF Cash
  (ADMINISTRATIVE,    preservation of capital and         Investment Money Market Fund
  SERVICE AND         maintenance of liquidity.           described below. The Fund invests
  INSTITUTIONAL                                           in U.S. Government obligations,
  CLASSES)                                                obligations of financial
                                                          institutions and in repurchase
                                                          agreements.
NAF CASH INVESTMENT   Seeks to provide high current       The Fund is the model for and its
  FUND                income, preservation of capital     investment strategies are
                      and liquidity.                      substantially the same as the WF
                                                          Cash Investment Money Market Fund
                                                          described below.
WF CASH INVESTMENT    Seeks high current income,          Unlike the SC Prime Money Market
  MONEY MARKET FUND   preservation of capital and         Fund, the Fund intends to invest
                      liquidity.                          more of its assets in obligations
                                                          of financial institutions and also
                                                          may invest in U.S. Government
                                                          obligations. The Fund limits its
                                                          investments to institutions that
                                                          at the time of investment have
                                                          total assets in excess of $1
                                                          billion, or the equivalent in
                                                          other currencies.

WF MONEY MARKET FUND


Comparison of:        SC MONEY MARKET FUND                WHICH WILL REORGANIZE INTO
                      AND                                 WF MONEY MARKET
                      SC PRIME MONEY MARKET               FUND
                      FUND (CLASS A)
                      AND
                      NAF READY CASH INVESTMENT
                      FUND


-------------------------------------------------------------------------------------------
        FUND                      OBJECTIVE                       PRINCIPAL STRATEGY
--------------------------------------------------------------------------------------------
SC MONEY MARKET FUND  Seeks to provide investors with a   The Fund is the model for and its
  AND SC PRIME MONEY  high level of current income,       investment strategies are
  MARKET FUND (CLASS  while preserving capital and        substantially the same as the WF
  A)                  liquidity.                          Money Market Fund described below.
NAF READY CASH        Seeks to provide high current       The Fund's investment strategies
  INVESTMENT FUND     income, to extent consistent with   are substantially the same as the
                      the preservation of capital and     WF Money Market Fund described
                      the maintenance of liquidity.       below. The Fund may invest more
                                                          than 25% of its total assets in
                                                          obligations of financial
                                                          institutions, but limits its
                                                          investments to institutions that
                                                          have total assets in excess of $1
                                                          billion.
WF MONEY MARKET FUND  Seeks high current income, while    The Fund invests in high-quality,
                      preserving capital and liquidity.   short-term money market
                                                          instruments, including U.S
                                                          Government obligations, repurchase
                                                          agreements, and debt obligations
                                                          of U.S. branches of foreign banks
                                                          and foreign branches of U.S.
                                                          banks. Unlike the NAF Fund, the
                                                          Fund does not expect to invest
                                                          more than 25% of its assets in
                                                          obligations of financial
                                                          institutions.

WF NATIONAL TAX-FREE MONEY MARKET FUND


Comparison of:        SC NATIONAL TAX-FREE                WHICH WILL REORGANIZE INTO
                      MONEY MARKET FUND                   WF NATIONAL TAX-FREE
                      (CLASS A)                           MONEY MARKET FUND
                      AND                                 (CLASS A)
                      NAF MUNICIPAL MONEY
                      MARKET FUND (CLASS A)


-------------------------------------------------------------------------------------------

        FUND                      OBJECTIVE                       PRINCIPAL STRATEGY
--------------------------------------------------------------------------------------------
SC NATIONAL TAX-FREE  Seeks a high level of income        The Fund's investment strategies
  MONEY MARKET FUND   exempt from federal income taxes,   are substantially the same as the
  (CLASS A)           while preserving capital and        WF National Tax-Free Money Market
                      liquidity.                          Fund described below.
NAF MUNICIPAL MONEY   Seeks to provide high current       The Fund is the model for and its
  MARKET FUND (CLASS  income exempt from federal income   investment strategies are
  A)                  taxes, while preserving capital     substantially the same as the WF
                      and liquidity.                      National Tax-Free Money Market
                                                          Fund described below.
WF NATIONAL TAX-FREE  Seeks high current income exempt    The Fund invests 100% of its
  MONEY MARKET FUND   from federal income taxes, while    assets in short-term municipal
  (CLASS A)           preserving capital and liquidity.   instruments, including leases.
                                                          These investments may have fixed,
                                                          variable, or floating rates of
                                                          interest and may be zero coupon
                                                          securities. The Fund normally will
                                                          invest at least 80% of its total
                                                          assets in federally tax-exempt
                                                          instruments. The Fund may invest
                                                          up to 20% of its total assets in
                                                          securities whose interest income
                                                          may be subject to the federal AMT.

WF NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

Comparison of:        SC NATIONAL TAX-FREE                WHICH WILL REORGANIZE INTO
                      MONEY MARKET FUND                   WF NATIONAL TAX-FREE
                      (INSTITUTIONAL CLASS)               INSTITUTIONAL MONEY
                      AND                                 MARKET FUND
                      NAF MUNICIPALMONEY                  (INSTITUTIONAL AND
                      MARKET FUND                         SERVICE CLASSES)
                      (SERVICE CLASS)


-------------------------------------------------------------------------------------------

        FUND                      OBJECTIVE                       PRINCIPAL STRATEGY
--------------------------------------------------------------------------------------------
SC NATIONAL TAX-FREE  Seeks a high level of income        The Fund's investment strategies
  MONEY MARKET FUND   exempt from federal income taxes,   are substantially the same as the
  (INSTITUTIONAL      while preserving capital and        WF National Tax-Free Institutional
  CLASS)              liquidity.                          Money Market Fund described below.
NAF MUNICIPAL MONEY   Seeks to provide high current       The Fund is the model for and its
  MARKET FUND         income exempt from federal income   investment strategies are
  (SERVICE CLASS)     taxes, while preserving capital     substantially the same as the WF
                      and liquidity.                      National Tax- Free Institutional
                                                          Money Market Fund described below.
WF NATIONAL TAX-FREE  Seeks high current income exempt    The Fund invests 100% of its
  INSTITUTIONAL       from federal income taxes, while    assets in short-term municipal
  MONEY MARKET FUND   preserving capital and liquidity.   instruments, including leases.
  (INSTITUTIONAL AND                                      These investments may have fixed,
  SERVICE CLASSES)                                        variable, or floating rates of
                                                          interest and may be zero coupon
                                                          securities. The Fund normally will
                                                          invest at least 80% of its total
                                                          assets in federally tax-exempt
                                                          instruments. The Fund may invest
                                                          up to 20% of its total assets in
                                                          securities whose interest income
                                                          may be subject to the federal AMT.

WF TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND

Comparison of:        SC TREASURY PLUS MONEY              WHICH WILL REORGANIZE INTO
                      MARKET FUND                         WF TREASURY PLUS
                      (ADMINISTRATIVE, SERVICE            INSTITUTIONAL MONEY
                      AND INSTITUTIONAL                   MARKET FUND (SERVICE
                      CLASSES)                            AND INSTITUTIONAL
                      AND                                 CLASSES)
                      NAF TREASURY PLUS FUND
                      (SERVICE CLASS)


-------------------------------------------------------------------------------------------

        FUND                      OBJECTIVE                       PRINCIPAL STRATEGY
--------------------------------------------------------------------------------------------
SC TREASURY PLUS      Seeks current income and stability  The Fund is the model for and its
  MONEY MARKET FUND   of principal.                       investment strategies are
  (ADMINISTRATIVE,                                        substantially the same as the WF
  SERVICE AND                                             Treasury Plus Institutional Money
  INSTITUTIONAL                                           Market Fund described below.
  CLASSES)
NAF TREASURY PLUS     Seeks to provide investors with     The Fund's investment strategies
  FUND (SERVICE       current income and stability of     are similar to the WF Treasury
  CLASS)              principal.                          Plus Institutional Money Market
                                                          Fund described below. In addition,
                                                          the Fund may invest in U.S.
                                                          Government securities and in
                                                          repurchase agreements for U.S.
                                                          Government securities. The Fund
                                                          also may invest in zero coupon
                                                          securities.
WF TREASURY PLUS      Seeks current income and stability  The Fund actively manages a
  INSTITUTIONAL       of principal.                       portfolio primarily composed of
  MONEY MARKET FUND                                       obligations issued or guaranteed
  (SERVICE AND                                            by the U.S. Treasury. The Fund
  INSTITUTIONAL                                           also invests in notes, repurchase
  CLASSES)                                                agreements and other instruments
                                                          collateralized or secured by U.S.
                                                          Treasury obligations.

WF GOVERNMENT MONEY MARKET FUND


Comparison of:        SC GOVERNMENT MONEY                 WHICH WILL REORGANIZE INTO
                      MARKET FUND                         WF GOVERNMENT MONEY
                      AND                                 MARKET FUND
                      NAF U.S. GOVERNMENT FUND


-------------------------------------------------------------------------------------------

        FUND                      OBJECTIVE                       PRINCIPAL STRATEGY
--------------------------------------------------------------------------------------------
SC GOVERNMENT MONEY   Seeks a high level of current       The Fund's investment strategies
  MARKET FUND         income as is consistent with        are substantially the same as the
                      preservation of capital and         WF Government Money Market Fund
                      liquidity.                          described below.
NAF U.S. GOVERNMENT   Seeks to provide high current       The Fund is the model for and its
  FUND                income, while preserving capital    investment strategies are
                      and liquidity.                      substantially the same as the WF
                                                          Government Money Market Fund
                                                          described below.
WF GOVERNMENT MONEY   Seeks high current income, while    The Fund invests substantially all
  MARKET FUND         preserving capital and liquidity.   of its assets in high-quality,
                                                          short-term U.S. Government
                                                          obligations and in repurchase
                                                          agreements collateralized by these
                                                          obligations.

COMMON RISK CONSIDERATIONS

    This section will help you understand the main risks of investing in the WF Funds. Because of the similarities in investment objectives and strategies, the SC Funds, the NAF Funds and the WF Funds are subject to substantially similar investment risks. The following discussion describes the principal risks that may affect the Funds' portfolios as a whole. You will find additional descriptions of specific risks for a particular Fund in the Funds' Prospectuses.


    EQUITY SECURITIES. All of the Funds that invest in equity securities are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stock and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. In addition, certain styles of investing, such as a value or growth approach, may not perform as anticipated and may differ significantly from overall market performance. Currently, the equity markets, as measured by the S&P 500 Index and other commonly used indexes, are trading at or close to record levels. There can be no guarantee that these levels will continue. The Funds that invest in smaller companies and in foreign companies (including investments made through ADR's and similar instruments) are subject to additional risks, including less liquidity and greater price volatility. A Fund's investments in foreign companies are also subject to special risks associated with international investing, including currency, political, regulatory and diplomatic risks.



    DEBT SECURITIES. All of the Funds that invest in debt securities, such as notes and bonds are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the securities have adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment. Investments in lower-rated securities, also known as "junk bonds" may have more interest rate and credit risk than investments in higher-rated debt securities.


    YEAR 2000 RISK. The Funds' principal service providers have advised the Funds that they are working on the necessary changes to their computer systems to avoid any system failure based on an inability to distinguish the year 2000 from the year 1900 and that they expect their systems to be adapted in time. There can, of course, be no assurance of success. In addition, the Year 2000 problem may adversely affect the issuers of securities in which the Funds invest, which, in turn, may adversely affect the Funds' NAV.

COMPARISON OF SHAREHOLDER SERVICES AND PROCEDURES


    The WF Funds have substantially similar or improved shareholder services and procedures compared to the SC Funds and the NAF Funds. In addition to Class A, Class B and Class C shares, the SC Funds and NAF Funds offer up to 6 additional classes of shares for certain special investment situations. To simplify its share offerings, the WF Funds will offer only 2 additional share classes. The sales charges for the purchase of the WF Funds will remain the same as for the SC Funds and NAF Funds. The reorganization will not result in any sales charges for the Funds' shareholders. For additional information on shareholder services and policies, see Exhibit C. As a result of the reorganization, all classes of shares of the SC Funds and NAF Funds will convert into similar classes of shares of the WF Funds.

FEDERAL INCOME TAX CONSEQUENCES

    The completion of this reorganization is subject to the condition that the SC Funds and the NAF Funds receive an opinion from KPMG LLP to the effect that the reorganization, except for certain of the money market funds, will not result in the recognition of gain or loss for federal income tax purposes by the Funds under Sections 361 and 1032 of the Internal Revenue Code of 1986, or by the SC Funds' or NAF Funds' shareholders under Section 354 of the Code. For certain money market funds, the reorganization will not be a tax-free transaction, but it is not expected to result in tax consequences to the shareholders of these funds.

COMPARISON OF INVESTMENT ADVISORS AND INVESTMENT ADVISORY FEES


    Wells Fargo Bank, a wholly-owned subsidiary of Wells Fargo & Company, serves as investment advisor for each of the SC Funds and WF Funds. Norwest Investment Management, Inc., a wholly-owned subsidiary of Wells Fargo & Company, serves as investment advisor for the NAF Funds. Several of the Funds utilize the services of different sub-advisors. Advisory fees will increase for some of the Funds. As discussed under Comparison of Current Fees on page 9, Wells Fargo Bank, as Investment Advisor to the WF Funds has agreed to fee waivers for one year (and for 2 years for certain Funds) so that operating expense ratios remain at or closer to current levels. For more information on the advisors, sub-advisors, and advisory fees for the SC Funds, NAF Funds and WF Funds, see Exhibit D.


COMPARISON OF OTHER SERVICE PROVIDERS


    For a comparison of the service providers for the SC Funds, NAF Funds and WF Funds, see Exhibit E.


COMPARISON OF BUSINESS STRUCTURES


    The SC Funds are series of Stagecoach Funds, Inc., which is organized as a Maryland corporation. The NAF Funds are series of the Norwest Trust, which is organized as a Delaware business trust. The WF Funds are series of Wells Fargo Funds Trust, which is organized as a Delaware business trust. The responsibilities, powers and fiduciary duties of the Directors of the SC Funds and the Trustees of NAF and WF Funds are substantially similar. WF Funds shareholders will have more limited voting rights than the shareholders of the SC Funds or NAF Funds. For more information on the comparison of business structures of the Funds, see Exhibit F.



COMPARISON OF POLICIES



    After the reorganization, the WF Funds will have fewer "fundamental" policies, which can only be changed by a shareholder vote and restrict the Funds' ability to respond to new developments and changing trends in the marketplace. The WF Funds will have more modern and streamlined investment policies. Investment policies can limit a portfolio manager from investing in a security that is consistent with the investment objective of a fund and otherwise a good investment. The reasons for changing some of these investment policies are to adopt uniform investment policies for similarly managed Funds in the WF Fund family, to remove restrictions that unnecessarily hamper a portfolio manager's investment discretion, and to conform the WF Funds' investment policies to the flexibility currently allowed under federal and state law.



    The WF Funds' investment objectives will not be classified as fundamental, which means that the Board can change them without shareholder approval. There is no current plan to change any of the Funds' investment objectives. By eliminating the need for shareholder approval, the Funds can better respond to changing conditions and can save the Funds and their shareholders money by eliminating the need to solicit proxies to obtain shareholder approval.

                   INFORMATION ABOUT THE PROPOSED TRANSACTION

INTRODUCTION


    This proxy statement/prospectus is provided to you to solicit your vote for use at a Meeting to approve the reorganization of the SC Funds and NAF Funds into the WF Funds. The Meeting will be held at the offices of Morrison & Foerster, LLP, 2000 Pennsylvania Ave., N.W., Suite 5500, Washington, D.C. on August 5, 1999. This proxy statement/prospectus and the enclosed proxy card are being mailed to shareholders of the SC Funds and NAF Funds on or about June 1, 1999.



    Any shareholder may revoke a proxy once the proxy is given. A shareholder desiring to revoke a proxy must either submit to the appropriate SC Fund or NAF Fund a later dated proxy, deliver to the appropriate SC Fund or NAF Fund a written notice of revocation, or otherwise give written notice of revocation in person at the Meeting. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the proposal.



    Only shareholders of record on May 6, 1999 will be entitled to notice of and vote at the Meeting. Each share as of the close of business on May 6, 1999 is entitled to one vote. For the SF Funds, approval of the reorganization plan requires the affirmative vote of an absolute majority (more than 50%) of the outstanding shares of (a) each of SC Funds and (b) all of the SC Funds. For the NAF Funds, approval of the reorganization plan requires the lesser of (a) 67% or more of the voting shares present at the Meeting, if the holders of more than 50% of the outstanding voting shares of the Funds are present or represented by proxy; or (b) more than 50% of the outstanding voting shares of the Funds.


    The election inspectors will count your vote at the Meeting if cast by proxy or in person. The election inspectors will count:

    - votes cast "for" approval of a proposal to determine whether sufficient affirmative votes have been cast; and


    - abstentions and broker non-votes of shares to determine whether a quorum is present at the Meeting, but not abstentions or broker non-votes, to determine whether the proposal has been approved.


    Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker lacks discretionary voting authority.

    The SC Fund Directors and NAF Fund Trustees know of no matters other than the proposal discussed in this proxy statement/prospectus that will be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Directors' and Trustees' intention that proxies will be voted on such matters based on the judgment of the persons named in the enclosed form or proxy.


    In addition to the solicitation of proxies by mail or expedited delivery service, the Board of Directors of SC Funds and the Trustees of the NAF Funds and employees and agents of D.F. King & Co., Inc. may solicit proxies in person or by telephone. Wells Fargo Bank will reimburse upon request persons holding shares as nominees for their reasonable expenses in sending soliciting material to their principals. The SC Funds and NAF Funds have engaged the proxy solicitation firm of D.F. King & Co., Inc. which, for its solicitation services, will receive a fee from Wells Fargo Bank estimated at $20,000, and reimbursement of out of pocket expenses estimated at $155,000.

TERMS OF THE PROPOSED TRANSACTION

    At the effective time of the reorganization, the WF Funds will acquire all of the assets and liabilities of the corresponding SC Funds and NAF Funds shown in the table below in exchange for shares of the WF Funds.


-------------------------------------------------------------------------------------------

                                                                  WILL REORGANIZE INTO
           SC FUND                       NAF FUND                        WF FUND
    Asset Allocation Fund
        Balanced Fund                       --                    Asset Allocation Fund
         Growth Fund             ValuGrowth-SM- Stock Fund             Growth Fund
  Diversified Equity Income
            Fund                    Income Equity Fund             Income Equity Fund
       Small Cap Fund
    Strategic Growth Fund        Small Company Stock Fund            Small Cap Fund
                                        Income Fund
                                  Total Return Bond Fund
             --                Performa Strategic Value Bond           Income Fund
                                           Fund
 U.S. Government Income Fund
 U.S. Government Allocation       Intermediate Government        Intermediate Government
            Fund                        Income Fund                    Income Fund
   Short-Intermediate U.S.        Limited Term Government        Limited Term Government
   Government Income Fund               Income Fund                    Income Fund
   National Tax-Free Fund          Tax-Free Income Fund           Tax-Free Income Fund
   Prime Money Market Fund
(Administrative, Service and       Cash Investment Fund       Cash Investment Money Market
   Institutional Classes)                                                 Fund
   Prime Money Market Fund      Ready Cash Investment Fund
          (Class A)               (Investor and Exchange            Money Market Fund
      Money Market Fund                  Classes)
   National Tax-Free Money                                       National Tax-Free Money
         Market Fund            Municipal Money Market Fund            Market Fund
          (Class A)                  (Investor Class)                   (Class A)
                                                                    National Tax-Free
   National Tax-Free Money                                     Institutional Money Market
         Market Fund            Municipal Money Market Fund               Fund
    (Institutional Class)          (Institutional Class)       (Service and Institutional
                                                                        Classes)
 Treasury Plus Money Market                                    Treasury Plus Institutional
            Fund                    Treasury Plus Fund              Money Market Fund
(Administrative, Service and       (Institutional Class)       (Service and Institutional
   Institutional Classes)                                               Classes)
Government Money Market Fund       U.S. Government Fund       Government Money Market Fund

    The SC Funds have an agreement with the WF Funds specifying the terms and conditions of the reorganization. The NAF Funds have a substantially similar agreement with the WF Funds. In this discussion, we will refer to these agreements as the reorganizations plans. Under the reorganization plans, the WF Funds will assume all the assets and liabilities of the corresponding SC Funds and NAF Funds. Each WF Fund will issue the number of full and fractional shares determined by dividing the net value of all the assets of each respective SC Fund and NAF Fund by the net asset value of one share of the respective WF Fund. In addition, certain funds in which the NAF Funds invest under a "core/gateway" arrangement will reorganize under a separate reorganization plan.



    The reorganization plans provide the times for and methods of determining the net value of the SC Funds' and NAF Funds' assets and the net asset value of a share of the WF Funds. The SC Funds and NAF Funds will distribute the WF Fund shares to their shareholders in liquidation of the SC Funds and NAF Funds. Specifically, shareholders of record of each SC Fund and NAF Fund will be credited with shares of the WF Fund corresponding to the SC Fund and NAF Fund shares that the shareholders hold of record at the effective time of the reorganization. The SC Funds and the NAF Funds will redeem and cancel their outstanding shares, will wind up their affairs, and terminate the Funds as soon as is reasonably possible after the reorganization. If a majority of the shares of a SC Fund or a NAF Fund do not approve the reorganization, that SC Fund or NAF Fund will not be terminated. In such a case, the SC Fund or NAF Fund will continue its operations and its Directors or Trustees will consider what futher action is appropriate.


    Completion of the reorganization is subject to certain conditions set forth in the reorganization plans. The parties may terminate the reorganization plans for any Fund or Funds by mutual consent and either party has the right to terminate the reorganization plans under certain circumstances. Among other circumstances, either party may at any time terminate the reorganization plan unilaterally upon a determination by the party's Board that proceeding with the reorganization plan is not in the best interest of its shareholders.


    Copies of the reorganization plans are available upon request without charge by calling 1-800-552-9612.


REASONS BOARDS RECOMMEND REORGANIZATION


    At a meeting on March 25, 1999, the Directors of SC Funds and the Trustees of the NAF Funds unanimously approved the reorganization plans and determined based on all the facts, including the fact that advisory and other fees would increase for some funds, that the reorganization of the SC Funds and the NAF Funds into the WF Funds would be in the best interests of each Fund and its shareholders. At a meeting on March 26, 1999, the Trustees of the WF Funds unanimously approved the reorganization plans. The Directors and Trustees further determined that the interests of existing shareholders of each Fund would not be diluted upon the reorganization. The Directors and Trustees recommend approval of the reorganization for the following reasons:


    - ENHANCED RANGE OF INVESTMENT OPTIONS

    Investors in the WF Funds will enjoy a wide array of investment options and strategies. The WF Funds will consist of 61 operating funds, including 18 different equity funds, each with a distinct style or strategy. Previously, the SC Funds had 39 funds, of which 7 were equity funds, and the NAF Funds had 41 funds, of which 15 were equity funds. In addition, the WF Funds will offer 11 balanced funds, 9 income funds, 9 tax-free income funds, and 14 money market funds. This expanded range of investment options will permit WF Fund investors to better diversify their investments and to participate in investment styles currently prevalent in the market. Shareholders are free, with a few exceptions, to make exchanges between funds. Thus, if the reorganization is approved, you will have increased access to investment options and greater flexibility to change investments.

    - TAX-FREE CONVERSION OF SC FUND AND NAF FUND SHARES

    If you were to redeem your investment in the SC Funds or NAF Funds to invest in the corresponding WF Funds, you would recognize gain or loss for federal income tax purposes upon the redemption of the shares. By contrast, the proposed reorganization of the Funds will enable you, in effect, to exchange your investment for an investment in the WF Funds without recognition of gain or loss for Federal income tax purposes. Although certain of the money market fund reorganizations do not technically qualify as tax-free transactions, they are not expected to result in any tax consequences to shareholders. After the reorganization, as a shareholder of an open-end fund, you will continue to have the right to redeem any or all of your shares at NAV at any time (except for any applicable CDSC). At that time, you would recognize a taxable gain or loss.

    - INVESTMENT LEVERAGE AND MARKET PRESENCE


    The reorganization is expected to result in greater investment leverage and market presence for the WF Funds. If the reorganization is approved, the WF Funds including the combining Funds, would have over $50 billion in assets under management. Because of this increased asset base, the WF Funds will have greater viability on a combined basis. Fund investment opportunities increase as assets increase. In addition, fund portfolio managers may be able to take advantage of broader investment opportunities and lower trading costs.


    - IMPROVED ADMINISTRATIVE EFFICIENCIES

    The SC Funds and NAF Funds are combining their administrative functions. As a result, the WF Funds will be able to operate more efficiently by, among other things, having a combined Board of Trustees, administering a streamlined fund structure, reducing regulatory compliance burdens, enhancing brand identity, and furnishing one group of simplified prospectuses and marketing materials.

    - BETTER PORTFOLIO MANAGEMENT AND MORE FLEXIBLE INVESTMENT POLICIES

    Each WF Fund will be modeled on one of the SC Funds or NAF Funds based on the selection of successful portfolio managers with better track records for the WF Funds. In addition, the WF Funds will have more flexible investment policies, which will allow the Funds to better respond to new developments and trends in the marketplace.

    - EXPENSES OF THE REORGANIZATION


    Wells Fargo Bank has agreed to pay all of the expenses of the reorganization so that shareholders of the Funds will not bear these costs.


PERFORMANCE


    The following table shows the average annual returns of the SC Funds and NAF Funds for 1, 5 and 10 years (or, if less, since inception). The Funds that are the model for the corresponding WF Fund are italicized. For more information regarding the total returns of each of the Funds, see the "Financial Highlights" in the SC Funds' and NAF Funds' Prospectuses. Of course, past performance does not predict future results.


                     TOTAL RETURNS AS OF NOVEMBER 30, 1998


                                                                                                         10 YEARS OR
                                                                                  1 YEAR     5 YEAR    SINCE INCEPTION
                                                                                 ---------  ---------  ---------------
SC GROWTH CLASS A (8/90)                                                             15.28%     17.00%        15.72%*
NAF ValuGrowth-SM- Stock Class A                                                      2.59%     13.23%        13.83%

SC GROWTH CLASS B (8/90)                                                             14.99%     17.36%        15.75%*
NAF ValuGrowth-SM- Stock Class B                                                      4.74%     13.57%        13.61%

                                                                                                         10 YEARS OR
                                                                                  1 YEAR     5 YEAR    SINCE INCEPTION
                                                                                 ---------  ---------  ---------------
SC GROWTH INSTITUTIONAL CLASS (8/90)                                                 21.71%     18.28%        16.47%*
NAF ValuGrowth-SM- Stock Institutional Class                                          8.62%     14.55%        14.45%

SC Diversified Equity Income Class A (11/92)                                          0.65%     13.78%        13.74%*
NAF INCOME EQUITY CLASS A (3/89)                                                     10.00%     19.37%         16.3%*

SC Diversified Equity Income Class B (11/92)                                          0.37%     14.10%        14.08%*
NAF INCOME EQUITY CLASS B (3/89)                                                     12.50%     19.73%        16.12%*

NAF INCOME EQUITY CLASS C (3/89)                                                     15.41%     19.81%        16.11%*

NAF INCOME EQUITY INSTITUTIONAL CLASS (3/89)                                         16.38%     20.73%        16.98%*

SC Strategic Growth Class A (1/93)                                                  (16.31)%      9.66%        13.25%*
SC SMALL CAP CLASS A (11/94)                                                        (21.22)%       N/A        17.55%*
NAF Small Company Stock Class A (12/93)                                             (25.80)%       N/A         4.94%*

SC Strategic Growth Class B (1/93)                                                  (16.60)%      9.79%        13.18%*
SC SMALL CAP CLASS B (11/94)                                                        (21.61)%       N/A        18.06%*
NAF Small Company Stock Class B (12/93)                                             (23.96)%       N/A         5.02%*

SC SMALL CAP CLASS C (11/94)                                                        (18.36)%       N/A        18.33%*
SC Strategic Growth Class C (1/93)                                                  (13.17)%     10.05%        13.26%*

SC SMALL CAP INSTITUTIONAL CLASS (11/94)                                            (16.39)%       N/A        20.12%*
NAF Small Company Stock Institutional Class (12/93)                                 (21.43)%       N/A         6.08%*

NAF Total Return Bond Class A (12/93)                                                 3.74%       N/A          5.47%*
NAF INCOME CLASS A                                                                    5.52%      5.13%         7.97%

NAF Total Return Bond Class B (12/93)                                                 5.25%       N/A          5.60%*
NAF INCOME CLASS B                                                                    7.10%      5.20%         7.59%

NAF Strategic Value Bond Institutional Class (10/97)                                  9.15%       N/A          9.55%*
NAF Total Return Bond Institutional Class (12/93)                                     8.17%       N/A          6.40%*
NAF INCOME INSTITUTIONAL CLASS                                                        9.92%      5.99%         8.40%

SC U.S. Government Income Class A                                                     3.17%      4.74%         8.16%
SC U.S. Government Allocation Class A                                                 1.37%      3.65%         7.60%
NAF INTERMEDIATE GOVERNMENT INCOME CLASS A                                            5.70%      4.72%         7.06%

SC U.S. Government Income Class B                                                     2.11%      4.65%         7.96%
SC U.S. Government Allocation Class B                                                 0.39%      3.82%         7.50%
NAF INTERMEDIATE GOVERNMENT INCOME CLASS B                                            7.28%      4.79%         6.71%

SC U.S. Government Income Class C                                                     6.20%      4.96%         7.97%

SC U.S. Government Income Institutional Class                                         8.01%      5.72%         8.66%
NAF INTERMEDIATE GOVERNMENT INCOME INSTITUTIONAL CLASS                               10.10%      5.58%         7.51%

SC SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME CLASS A (10/93)                          4.88%      5.27%         5.21%*

SC SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME CLASS B (10/93)                          2.50%      4.94%         5.03%*

SC SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME INSTITUTIONAL CLASS (10/93)              8.30%      5.94%         5.88%*
NAF Limited Term Government Institutional Class (10/97)                               8.23%       N/A          8.01%*

SC National Tax-Free Class A (1/93)                                                   2.49%      4.77%         5.20%*

                                                                                                         10 YEARS OR
                                                                                  1 YEAR     5 YEAR    SINCE INCEPTION
                                                                                 ---------  ---------  ---------------
NAF TAX-FREE INCOME CLASS A (8/89)                                                    4.17%      6.05%         6.65%*

SC National Tax-Free Class B (1/93)                                                   1.50%      4.30%         4.83%*
NAF TAX-FREE INCOME CLASS B (8/89)                                                    5.70%      6.10%         6.34%*

SC National Tax-Free Class C (1/93)                                                   5.48%      4.63%         4.96%*

SC National Tax-Free Institutional Class (1/93)                                       7.41%      5.75%         6.04%*
NAF TAX-FREE INCOME INSTITUTIONAL CLASS (8/89)                                        8.40%      6.90%         7.11%*

SC Prime Money Market Institutional Class                                             5.53%      5.15%         5.56%

SC Prime Money Market Administrative Class                                            5.14%      5.01%         5.49%
SC Prime Money Market Service Class                                                   5.32%      5.04%         5.51%
NAF CASH INVESTMENT SERVICE CLASS                                                     5.35%      5.06%         5.60%

SC Prime Money Market Class A                                                         5.08%      4.87%         5.32%
SC MONEY MARKET CLASS A (7/92)                                                        5.00%      4.73%         4.30%*
NAF Ready Cash Investment Class A                                                     5.00%      4.71%         5.26%

SC Money Market Class S (7/92)                                                        4.30%      3.96%         3.55%
NAF Ready Cash Investment Class B                                                     4.22%       N/A          4.12%

SC National Tax-Free Money Market Class A (4/96)                                      2.75%       N/A          2.87%*
NAF MUNICIPAL MONEY MARKET CLASS A                                                    3.04%      3.05%         3.55%

SC National Tax-Free Money Market Institutional Class (4/96)                          3.15%       N/A          3.02%*

NAF MUNICIPAL MONEY MARKET SERVICE CLASS (7/93)                                       3.25%      3.25%         3.19%*

SC Treasury Plus Money Market Administrative Class                                    4.92%      4.85%         5.29%
SC TREASURY PLUS MONEY MARKET SERVICE CLASS                                           5.10%      4.88%         5.30%
NAF Treasury Plus Service Class (6/98)                                                 N/A        N/A          1.15%*

SC TREASURY PLUS MONEY MARKET INSTITUTIONAL CLASS                                     5.30%      4.99%         5.36%

SC Government Money Market Class A                                                    4.89%      4.65%         5.19%
NAF U.S. GOVERNMENT CLASS A                                                           5.12%      4.88%         5.37%



* The performance information is from inception date, which is next to the fund name, because the fund is not old enough to have a 10 year history.


FEDERAL INCOME TAX CONSEQUENCES AND FEDERAL TAX OPINIONS

CORPORATE REORGANIZATIONS


    As a condition of the Reorganization for all but five of the SC Funds or NAF Funds (which are discussed below under Money Market Fund Reorganizations), the SC Funds and the NAF Funds will have received an opinion from KPMG LLP in a form reasonably satisfactory to the SC Funds and NAF Funds to the effect that, for Federal income tax purposes:


    (i) the transfer of substantially all the assets and liabilities of each such SC Fund or NAF Fund to its corresponding WF Fund in exchange solely for shares of the WF Fund and the assumption by the WF Fund of all the liabilities of the transferor Fund and the distribution of these WF Fund shares to shareholders of the SC Fund or NAF Fund, under the reorganization plans, will constitute a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and each of the Funds will be a party to the reorganization within the meaning of Section 368 of the Code;

    (ii) in accordance with Section 361 of the Code, no gain or loss shall be recognized by either of the SC Funds or NAF Funds, upon the transfer of substantially all of their assets to the corresponding WF Fund in exchange for shares of WF Fund and the assumption by WF Fund of the liabilities of such SC Fund or NAF Fund;

    (iii) pursuant to Section 354 of the Code, no gain or loss will be recognized by the shareholders of any SC Fund or NAF Fund upon the exchange of their shares for shares of the corresponding WF Fund (but shareholders of any SC Fund or NAF Fund, that are subject to taxation will recognize income upon the receipt of any net investment income or net capital gains of the Funds that are distributed by the Funds prior to the reorganization);

    (iv) in accordance with Section 358 of the Code, the basis of the WF Fund shares received by a shareholder of SC Funds or NAF Funds, will be the same as the basis of the shareholders SC or NAF Fund shares exchanged therefor;

    (v) in accordance with Section 1032 of the Code, no gain or loss will be recognized by any WF Fund upon the receipt of the assets of the corresponding SC Fund or NAF Fund, in exchange for WF shares and the assumption by the WF Fund of the liabilities of the corresponding SC Fund or NAF Fund;

    (vi) in accordance with Section 362 of the Code, the basis in the hands of the WF Fund of the assets of the corresponding SC Fund or NAF Fund, will be the same as the basis of the assets in the hands of the corresponding SC Fund or NAF Fund, as the case may be, immediately prior to the transfer;

    (vii) in accordance with Section 1223(1) of the Code, an SC Fund or NAF Fund shareholder's holding period for the shareholder's WF Fund shares will be determined by including the period for which the shareholder held the SC Fund or NAF Fund shares, provided that the shareholder held the shares as capital assets;

    (viii) in accordance with Section 1223(2) of the Code, the holding periods of the SC Fund or NAF Fund assets in the hands of the corresponding WF Fund will include the periods during which the assets were held by the corresponding SC or NAF Fund;

    (ix) each WF Fund will succeed to and take into account the earnings and profits, or deficit in earnings and profits, of the corresponding SC or NAF Fund, immediately prior to the reorganization pursuant to Section 381 of the Code;

    (x) each WF Fund will succeed to and take into account any Section 855(a) dividend of the corresponding SC Fund or NAF Fund, for the Fund's last taxable year immediately prior to the reorganization; and

    (xi) In accordance with Section 381 of the Code, the WF Funds will succeed to the capital loss carryovers, if any, if the corresponding SC Fund or NAF Fund, but the use of such carryovers by the WF Funds may be subject to limitations under in Sections 381, 382, 383 and 384 of the Code and applicable regulations under those sections.

PARTNERSHIP REORGANIZATIONS

    The NAF Income Equity Fund, NAF Small Company Stock Fund, NAF Total Return Bond Fund, NAF Performa Strategic Value Bond Fund, NAF Cash Investment Fund and NAF Ready Cash Investment Fund are "gateway" funds in a "core/gateway" arrangement. In this arrangement, a "gateway" fund invests all of its assets in a "core" portfolio that has substantially identical investment objectives and substantially similar strategies as the gateway fund. The "core" portfolios' form of organization is a partnership. After the reorganization, the NAF Funds will transfer their interests to the new WF "core" portfolio. As a condition to the reorganization of the partnerships, the existing core portfolios, or NAF Portfolios, and the new WF core portfolios, or WF Portfolios, each will have received an opinion from KPMG LLP to the effect that, for Federal income tax purposes:

    (i) neither the NAF Portfolio nor the WF Portfolio will recognize gain or loss as a result of the transfer to the WF Portfolio by the NAF Portfolio of all of its assets in exchange for interests of the WF Portfolio and the assumption of the liabilities of the NAF Portfolio by the WF Portfolio under Section 721(a) of the Code;

    (ii) in accordance with Section 731(b) of the Code, the NAF Portfolio will recognize no gain or loss as a result of the distribution of the interests in the WF Portfolio to its interest holders in liquidation of their interests in the NAF Portfolio;

    (iii) in accordance with Sections 731(a)(1) and 731(c)(3)(A)(iii) of the Code, the interest holders of the NAF Portfolio will recognize no gain or loss on the distribution to them by the NAF Portfolio of interests of the WF Portfolio in exchange for their NAF Portfolio interests;

    (iv) in accordance with Section 732(b) of the Code, the basis of the interests of the WF Portfolio received by each interestholder of the NAF Portfolio will be the same as the basis of the interest holder's NAF Portfolio interests immediately prior to the Reorganization;

    (v) in accordance with Section 723 of the Code, the basis of the assets received by the WF Portfolio will be the same as the basis of such assets in the hands of the NAF Portfolio immediately prior to the reorganization;


    (vi) in accordance with Section 1223(1) of the Code, an interest holder's holding period for the interests of the WF Portfolio will include the interestholders' holding period for the NAF Portfolio, as determined under Section 1223 of the Code;


    (vii) in accordance with Section 1223(2) of the Code, the holding period of the WF Portfolio with respect to the assets acquired from the NAF Portfolio will include the period for which such assets were held by the NAF Portfolio; and

    (viii) with the exception of the WF Income Portfolios, the WF Portfolio will be treated as a continuation of the NAF Portfolios for federal income tax purposes and, accordingly, the reorganization will not cause a termination of the NAF Portfolio under Section 708 of the Code and the taxable year of the NAF Portfolio will not close under Section 706(c) of the Code with respect to interest holders of the NAF Portfolio that receive interests in the WF Portfolio.

CERTAIN MONEY MARKET FUND REORGANIZATIONS


    As discussed above, the reorganization is expected to be a tax-free "reorganization" within the meaning of Section 386(a) of the Code for most of the SC or NAF Funds. For certain money market funds, the reorganization will not be a tax-free reorganization because these Funds will transfer their assets into more than one new fund rather than into a single fund. To qualify as a "tax-free" reorganization under Section 368(a) of the Code, a fund must transfer substantially all of its assets into a single new fund. These funds are the SC Prime Money Market Fund, SC National Tax-Free Money Market Fund, the SC Treasury Plus Money Market Fund, the NAF Ready Cash Investment Fund, and the NAF Municipal Money Market Fund. Even though the reorganization will not qualify as a tax-free reorganization, it is not expected to result in the recognition of taxable gain or loss to the Funds' shareholders. This is because both the SC Funds and NAF Funds, and the WF Funds will, value their shares at amortized cost and strive to maintain a constant NAV of $1.00 per share. Based on this valuation method, and, except in unusual circumstances, the Funds should not recognize any taxable gains or losses with respect to the transfer of their assets to the WF Money Market Funds.

SURVIVING FUNDS


    The table below indicates the SC Funds and NAF Funds that are expected to be the accounting survivors after the reorganization. The WF Fund is "modeled on" the accounting survivor, which will be managed in the same way as the accounting survivor. The WF Fund will assume the performance record of the accounting survivor.



-------------------------------------------------------------------------------------------

           WELLS FARGO FUNDS TRUST                          ACCOUNTING SURVIVOR
                                EQUITY AND ALLOCATION FUNDS
            Asset Allocation Fund                        SC Asset Allocation Fund
                 Growth Fund                                  SC Growth Fund
             Income Equity Fund                           NAF Income Equity Fund
               Small Cap Fund                                SC Small Cap Fund
                                        INCOME FUNDS
                 Income Fund                                  NAF Income Fund
     Intermediate Government Income Fund          NAF Intermediate Government Income Fund
                                               SC Short-Intermediate U.S. Government Income
     Limited Term Government Income Fund                           Fund
            Tax-Free Income Fund                         NAF Tax-Free Income Fund
                                     MONEY MARKET FUNDS
      Cash Investment Money Market Fund                  NAF Cash Investment Fund
              Money Market Fund                            SC Money Market Fund
     National Tax-Free Money Market Fund         NAF Municipal Money Market Fund (Investor
                  (Class A)                                       Class)
National Tax-Free Institutional Money Market
                    Fund                              NAF Municipal Money Market Fund
     (Service and Institutional Classes)                   (Institutional Class)
Treasury Plus Institutional Money Market Fund       SC Treasury Plus Money Market Fund
     (Service and Institutional Classes)            (Service and Institutional Classes)
        Government Money Market Fund                     NAF U.S. Government Fund

EXISTING AND PRO FORMA CAPITALIZATION

    The following tables set forth (i) the capitalization of the SC Funds and NAF Funds and (ii) the pro forma capitalization of the WF Funds as adjusted giving effect to the proposed acquisition of assets at net asset value:

             PRO FORMA CAPITALIZATION TABLE AS OF NOVEMBER 30, 1998


                                                                                                         NET ASSET
                                                                                           SHARES        VALUE PER
               SC FUNDS AND NAF FUNDS INTO WF FUNDS                 TOTAL NET ASSETS    OUTSTANDING        SHARE
------------------------------------------------------------------  ----------------  ----------------  -----------

  SC Balanced Class A.............................................  $     31,940,605         2,472,091   $   12.92
  SC Asset Allocation Class A.....................................  $  1,338,618,802        49,596,349       26.99
PRO FORMA WF ASSET ALLOCATION CLASS A.............................  $  1,370,559,407        50,779,729       26.99

  SC Balanced Class B.............................................  $     36,850,151         2,680,806   $   13.75
  SC Asset Allocation Class B.....................................  $    361,569,723        22,096,613   $   16.36
PRO FORMA WF ASSET ALLOCATION CLASS B.............................  $    398,419,874        24,348,886   $   16.36

  SC Asset Allocation Class C.....................................  $      5,747,537           350,374   $   16.40
PRO FORMA WF ASSET ALLOCATION CLASS C.............................  $      5,747,537           350,374   $   16.40

  SC Balanced Institutional Class.................................  $     11,039,591           945,983   $   11.67
PRO FORMA WF ASSET ALLOCATION INSTITUTIONAL CLASS.................  $     11,039,591           945,983   $   11.67

  SC Growth Class A...............................................  $    342,105,239        14,452,942   $   23.67
  NAF ValuGrowth-SM- Stock Class A................................  $     21,495,822           843,935   $   25.47
PRO FORMA GROWTH CLASS A..........................................  $    363,601,061        15,361,055   $   23.67

  SC Growth Class B...............................................  $     16,393,183           590,536   $   27.76
  NAF ValuGrowth Stock Class B....................................  $      8,557,355           344,994   $   24.80
PRO FORMA GROWTH CLASS B..........................................  $     24,950,538           898,744   $   27.76

  SC Growth Institutional Class...................................  $     55,611,939         3,314,817   $   16.78
  NAF ValuGrowth Stock Institutional Class........................  $    428,868,412        16,859,467   $   25.44
PRO FORMA GROWTH INSTITUTIONAL CLASS..............................  $    484,480,351        28,875,296   $   16.78

  SC Diversified Equity Income Class A............................  $    174,044,375         9,949,056   $   17.49
  NAF Income Equity Stock Class A.................................  $     86,900,348         2,086,097   $   41.66
PRO FORMA INCOME EQUITY CLASS A...................................  $    260,944,723         6,262,981   $   41.66

  SC Diversified Equity Income Class B............................  $     64,022,885         3,910,859   $   16.37
  NAF Income Equity Stock Class B.................................  $     82,770,746         1,990,547   $   41.58
PRO FORMA INCOME EQUITY CLASS B...................................  $    146,793,631         3,530,248   $   41.58

  NAF Income Equity Stock Class C.................................  $         12,002               281   $   42.58
PRO FORMA INCOME EQUITY CLASS C...................................  $         12,002               281   $   42.58

  NAF Income Equity Stock Institutional Class.....................  $  1,335,857,367        32,071,380   $   41.65
PRO FORMA INCOME EQUITY INSTITUTIONAL CLASS.......................  $  1,335,857,367        32,071,380   $   41.65

  SC Strategic Growth Class A.....................................  $    101,046,521         5,570,047   $   18.14
  SC Small Cap Class A............................................  $     11,611,814           604,591   $   19.21
  NAF Small Company Stock Class A.................................  $      5,360,629           578,171   $    9.27
PRO FORMA SMALL CAP CLASS A.......................................  $    118,018,964         6,143,389   $   19.21

  SC Strategic Growth Class B.....................................  $     22,324,071         1,015,803   $   21.98
  SC Small Cap Class B............................................  $     14,181,288           748,881   $   18.94

                                                                                                         NET ASSET
                                                                                           SHARES        VALUE PER
               SC FUNDS AND NAF FUNDS INTO WF FUNDS                 TOTAL NET ASSETS    OUTSTANDING        SHARE
------------------------------------------------------------------  ----------------  ----------------  -----------
  NAF Small Company Stock Class B.................................  $      4,164,305           468,049   $    8.90
PRO FORMA SMALL CAP CLASS B.......................................  $     40,669,664         2,147,740   $   18.94

  SC Small Cap Class C............................................  $      1,485,692            78,483   $   18.93
  SC Strategic Growth Class C.....................................  $     18,197,087           828,774   $   21.96
PRO FORMA SMALL CAP CLASS C.......................................  $     19,682,779         1,039,759   $   18.93

  SC Small Cap Institutional Class................................  $     68,905,109         3,552,679   $   19.40
  NAF Small Company Stock Institutional Class.....................  $     58,803,411         6,379,424   $    9.22
PRO FORMA SMALL CAP INSTITUTIONAL CLASS*..........................  $     70,960,286         3,658,667   $   19.40

  NAF Total Return Bond Class A...................................  $      1,551,695           158,911   $    9.76
  NAF Income Class A..............................................  $     10,298,744         1,027,900   $   10.02
PRO FORMA INCOME CLASS A..........................................  $     11,850,439         1,182,688   $   10.02

  NAF Total Return Bond Class B...................................  $      3,320,169           339,417   $    9.78
  NAF Income Class B..............................................  $      6,588,372           658,616   $   10.00
PRO FORMA INCOME CLASS B..........................................  $      9,908,541           990,566   $   10.00

  NAF Strategic Value Bond Institutional Class....................  $      9,489,560           910,170   $   10.43
  NAF Total Return Bond Institutional Class.......................  $    103,376,097        10,572,792   $    9.78
  NAF Income Institutional Class..................................  $    341,686,848        34,133,994   $   10.01
PRO FORMA INCOME INSTITUTIONAL CLASS..............................  $    454,552,505        45,412,214   $   10.01

  SC U.S. Government Income Class A...............................  $    180,384,472        16,309,961   $   11.06
  SC U.S. Government Allocation Class A...........................  $     76,624,390         5,091,974   $   15.05
  NAF Intermediate Government Income Class A......................  $     17,064,962         1,475,293   $   11.57
PRO FORMA INTERMEDIATE GOVERNMENT INCOME CLASS A..................  $    274,073,824        23,688,543   $   11.57

  SC U.S. Government Income Class B...............................  $     35,583,777         3,269,106   $   10.88
  SC U.S. Government Allocation Class B...........................  $     18,163,469         1,658,454   $   10.95
  NAF Intermediate Government Income Class B......................  $      9,011,499           779,618   $   11.56
PRO FORMA INTERMEDIATE GOVERNMENT INCOME CLASS B..................  $     62,758,745         5,429,008   $   11.56

  SC U.S. Government Income Class C...............................  $      3,881,752           356,415   $   10.89
PRO FORMA INTERMEDIATE GOVERNMENT INCOME CLASS C..................  $      3,881,752           356,415   $   10.89

  SC U.S. Government Income Institutional Class...................  $      8,124,588           508,678   $   15.97
  NAF Intermediate Government Income Institutional Class..........  $    425,336,172        36,756,976   $   11.57
PRO FORMA INTERMEDIATE GOVERNMENT INCOME INSTITUTIONAL CLASS......  $    433,460,760        37,459,185   $   11.57

  SC Short-Intermediate U.S. Government Income Class A............  $     36,355,976         3,581,329   $   10.15
PRO FORMA LIMITED TERM GOVERNMENT INCOME CLASS A..................  $     36,355,976         3,581,329   $   10.15

  SC Short-Intermediate U.S. Government Income Class B............  $      9,047,836           891,366   $   10.15
PRO FORMA LIMITED TERM GOVERNMENT INCOME CLASS B..................  $      9,047,836           891,366   $   10.15

  SC Short-Intermediate U.S. Government Income Institutional
    Class.........................................................  $     84,039,378         8,438,670   $    9.96
  NAF Limited Term Government Institutional Class.................  $     75,500,542         7,512,259   $   10.05

                                                                                                         NET ASSET
                                                                                           SHARES        VALUE PER
               SC FUNDS AND NAF FUNDS INTO WF FUNDS                 TOTAL NET ASSETS    OUTSTANDING        SHARE
------------------------------------------------------------------  ----------------  ----------------  -----------
PRO FORMA LIMITED TERM GOVERNMENT INCOME INSTITUTIONAL CLASS......  $    159,539,920        16,019,724   $    9.96

  SC National Tax-Free Class A....................................  $     39,010,459         2,422,097   $   16.11
  NAF Tax-Free Income Class A.....................................  $     48,876,250         4,565,280   $   10.71
PRO FORMA TAX-FREE INCOME CLASS A.................................  $     87,886,709         8,207,698   $   10.71

  SC National Tax-Free Class B....................................  $      2,528,660           238,030   $   10.62
  NAF Tax-Free Income Class B.....................................  $     13,048,093         1,218,513   $   10.71
PRO FORMA TAX-FREE INCOME CLASS B.................................  $     15,576,753         1,454,614   $   10.71

  SC National Tax-Free Class C....................................  $      6,918,913           651,051   $   10.63
PRO FORMA TAX-FREE INCOME CLASS C.................................  $      6,918,913           651,051   $   10.63

  SC National Tax-Free Institutional Class........................  $      8,843,373           549,244   $   16.10
  NAF Tax-Free Income Institutional Class.........................  $    306,870,365        28,646,014   $   10.71
PRO FORMA TAX-FREE INCOME INSTITUTIONAL CLASS.....................  $    315,713,738        29,471,721   $   10.71

  SC Prime Money Market Institutional Class.......................  $  1,169,269,538     1,169,346,181   $    1.00
PRO FORMA CASH INVESTMENT MONEY MARKET INSTITUTIONAL CLASS........  $  1,169,269,538     1,169,346,181   $    1.00

  SC Prime Money Market Administrative Class......................  $    562,513,434       562,456,538   $    1.00
  SC Prime Money Market Service Class.............................  $    934,746,492       934,864,723   $    1.00
  NAF Cash Investment Service Class...............................  $  6,111,766,258     6,113,539,471   $    1.00
PRO FORMA CASH INVESTMENT MONEY MARKET SERVICE CLASS..............  $  7,609,026,184     7,610,860,732   $    1.00

  SC Prime Money Market Class A...................................  $    572,780,966       572,886,864   $    1.00
  SC Money Market Class A.........................................  $  8,040,849,890     8,040,454,142   $    1.00
  NAF Ready Cash Investment Class A...............................  $    842,877,199       842,897,224   $    1.00
PRO FORMA PRIME INVESTMENT MONEY MARKET CLASS A...................  $  9,456,508,055     9,456,238,230   $    1.00

  SC Money Market Class S.........................................  $  1,141,720,375     1,141,670,830   $    1.00
  NAF Ready Cash Investment Class Exchange........................  $      1,030,590         1,030,598   $    1.00
PRO FORMA PRIME INVESTMENT MONEY MARKET CLASS B...................  $  1,142,750,965     1,142,701,428   $    1.00

  SC National Tax-Free Money Market Class A.......................  $     59,274,251        59,278,088   $    1.00
  NAF Municipal Money Market Class Investor.......................  $     42,538,407        42,546,122   $    1.00
PRO FORMA NATIONAL TAX-FREE MONEY MARKET CLASS A..................  $    101,812,658       101,824,210   $    1.00

  SC National Tax-Free Money Market Institutional Class...........  $     32,162,738        32,169,381   $    1.00
PRO FORMA NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET
 INSTITUTIONAL CLASS..............................................  $     32,162,738        32,169,381   $    1.00

  NAF Municipal Money Market Service Class........................  $  1,282,332,471     1,282,327,994   $    1.00
PRO FORMA NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET SERVICE
 CLASS............................................................  $  1,282,332,471     1,282,327,994   $    1.00

  SC Treasury Plus Money Market Administrative Class..............  $    110,453,559       110,438,900   $    1.00
  SC Treasury Plus Money Market Service Class.....................  $    482,860,779       482,877,097   $    1.00
  NorwestAdvantage Treasury Plus Service Class....................  $     33,399,103        33,398,649   $    1.00
PRO FORMA TREASURY PLUS INSTITUTIONAL MONEY MARKET SERVICE
 CLASS............................................................  $    626,713,441       626,714,646   $    1.00

  SC Treasury Plus Money Market Institutional Class...............  $    513,211,631       513,347,732   $    1.00

                                                                                                         NET ASSET
                                                                                           SHARES        VALUE PER
               SC FUNDS AND NAF FUNDS INTO WF FUNDS                 TOTAL NET ASSETS    OUTSTANDING        SHARE
------------------------------------------------------------------  ----------------  ----------------  -----------
PRO FORMA TREASURY PLUS INSTITUTIONAL MONEY MARKET INSTITUTIONAL
 CLASS............................................................  $    513,211,631       513,347,732   $    1.00

  SC Government Money Market Class A..............................  $     69,845,657        69,846,691   $    1.00
PRO FORMA GOVERNMENT MONEY MARKET A...............................  $     69,845,657        69,846,691   $    1.00

  NAF U.S. Government Class Service...............................  $  2,622,824,455     2,622,920,232   $    1.00
PRO FORMA US GOVERNMENT CLASS SERVICE.............................  $  2,622,824,455     2,622,920,232   $    1.00


------------------------


* Subsequent to November 30, 1998 approximately 82% of the Stagecoach Small Cap Fund's Institutional Class shares were redeemed in-kind into a collective fund prior to the merger. For purposes of this pro forma capitalization table, approximately 82% of the assets of the Stagecoach Small Cap Fund's Institutional Class have been removed.


FEES AND EXPENSES OF THE REORGANIZATION


    Wells Fargo Bank will pay all fees and expenses, including accounting, legal and printing expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the completion of the reorganization.

OUTSTANDING SHARES

    As of the Record Date, the SC Funds and NAF Funds had the following number of shares outstanding:


----------------------------------------------------------------------------------------------------------------

               SC FUNDS                   NUMBER OF SHARES OUTSTANDING                  NAF FUNDS
SC Asset Allocation Fund                   80,738,697
SC Balanced Fund                           6,338,384
SC Growth Fund                             19,391,992      11,106,615    NAF ValuGrowth-SM- Stock Fund
SC Diversified Equity Income Fund          13,013,351      37,241,792    NAF Income Equity Fund
SC Small Cap Fund                          2,083,536       3,509,594     NAF Small Company Stock Fund
SC Strategic Growth Fund                   5,674,446
                                                           38,897,085    NAF Income Fund
                                                           9,912,391     NAF Total Return Bond Fund
                                                            975,563      NAF Performa Strategic Value Bond Fund
SC U.S. Government Income Fund             19,533,537      40,399,744    NAF Intermediate Government Income Fund
SC U.S. Government Allocation Fund         6,435,716
SC Short-Intermediate U.S. Government      13,957,851      8,140,774     NAF Limited Term Government Income Fund
Income Fund
SC National Tax-Free Fund                  3,887,069       35,627,971    NAF Tax-Free Income Fund
SC Prime Money Market Fund               3,049,835,976   5,555,856,884   NAF Cash Investment Fund
(Administrative, Service and
Institutional Classes)
SC Prime Money Market Fund (Class A)      535,203,800     964,610,663    NAF Ready Cash Investment Fund
                                                                         (Investor and Exchange Classes)
SC Money Market Fund                     10,261,849,268
SC National Tax-Free Money Market Fund     74,391,175      41,581,313    NAF Municipal Money Market Fund
(Class A)                                                                (Investor Class)
SC National Tax-Free Money Market Fund     24,534,317    1,024,091,151   NAF Municipal Money Market Fund
(Institutional Class)                                                    (Institutional Class)
SC Treasury Plus Money Market Fund       1,802,805,003     47,455,717    NAF Treasury Plus Fund
(Administrative, Service and                                             (Institutional Class)
Institutional Classes)
SC Government Money Market Fund            56,496,123    3,215,230,637   NAF U.S. Government Fund

INTEREST OF CERTAIN PERSONS IN THE TRANSACTION


    To the knowledge of the SC Funds and NAF Funds, the following persons owned of record or beneficially, 5% or more of the outstanding shares of a specific share class for each SC Fund and/or NAF Fund:



                                                 AS OF APRIL 30, 1999
-----------------------------------------------------------------------------------------------------------------------
                                                              CLASS AND                                  PERCENTAGE OF
                                                               TYPE OF       PERCENTAGE    PERCENTAGE     FUND POST-
FUND                                 ADDRESS                  OWNERSHIP       OF CLASS      OF FUND         CLOSING
---------------------  -----------------------------------  --------------  ------------  ------------  ---------------
SC Asset Allocation    WELLS FARGO BANK                        Class A           65.50%        42.54%         42.54%
Fund                   FBO RETIREMENT PLANS OMNIBUS         Record Holder
                       P.O. BOX 63015
                       SAN FRANCISCO CA 94163

SC Asset Allocation    MLPF&S FOR THE SOLE BENEFIT             Class C           17.57%         0.18%          0.18%
Fund                   OF ITS CUSTOMERS                     Record Holder
                       ATTN MUTUAL FUND ADMINISTRATION
                       4800 DEER LAKE DRIVE EAST, 3RD
                       FLOOR
                       JACKSONVILLE FL 32246

SC Balanced Fund       CALIFORNIA STATE UNIVERSITY             Class A            5.19%         2.11%          2.11%
                       DOMINGUEZ HILLS FOUNDATION           Record Holder
                       ENDOWMENT FUND
                       1000 E VICTORIA STREET
                       ERC C518
                       CARSON CA 90747-0001

SC Balanced Fund       WELLS FARGO BANK, TTEE                  Class I            44.1%        18.87%         18.87%
                       CHOICEMASTER                         Record Holder
                       ATTN: MUTUAL FUNDS A88-4
                       P.O. BOX 9800
                       CALABASAS CA 91372-0800

                       VIRG & CO                               Class I            5.04%         2.16%          2.16%
                       ATTN: MF DEPT A88-4                  Record Holder
                       P.O. BOX 9800
                       CALABASAS CA 91372-0800

                       HEP & CO                                Class I           40.05%        17.13%         17.13%
                       ATTN: MF DEPT. A88-4                 Record Holder
                       P.O. BOX 9800 MAC 9139-027
                       CALABASAS CA 91302

SC Growth Fund         WELLS FARGO BANK                        Class A           51.62%        39.69%         25.18%
                       FBO RETIREMENT PLANS OMNIBUS         Record Holder
                       P.O. BOX 63015
                       SAN FRANCISCO CA 94163

SC Diversified Equity  WELLS FARGO BANK                        Class A           27.46%        19.57%          6.22%
Income Fund            FBO RETIREMENT PLANS OMNIBUS         Record Holder
                       P.O. BOX 63015
                       SAN FRANCISCO CA 94163

SC Diversified Equity  HENRY LEE                               Class B           70.87%          .01%           N/A
Income Fund            9468 CLEMENTINE WAY                  Record Holder
                       ELK GROVE CA 95758

                                                 AS OF APRIL 30, 1999
-----------------------------------------------------------------------------------------------------------------------
                                                              CLASS AND                                  PERCENTAGE OF
                                                               TYPE OF       PERCENTAGE    PERCENTAGE     FUND POST-
FUND                                 ADDRESS                  OWNERSHIP       OF CLASS      OF FUND         CLOSING
---------------------  -----------------------------------  --------------  ------------  ------------  ---------------
                       DEAN WITTER FOR THE BENEFIT OF          Class B           28.84%          N/A            N/A
                       MICHAEL SCHEINFEIN &                 Record Holder
                       ELIZABETH PRICE JTTEN
                       P.O. BOX 250 CHURCH STREET STATION
                       NEW YORK, NY 10008-0250

SC Small Cap Fund      WELLS FARGO BANK                        Class B           32.79%         8.60%          1.56%
                       FBO RETIREMENT PLANS OMNIBUS         Record Holder
                       P.O. BOX 63015
                       SAN FRANCISCO CA 94163

                       STATE STREET BANK AND TRUST AS          Class B           15.40%         4.04%          0.73%
                       TRUSTEE FOR VARIOUS PLANS            Record Holder
                       TWO HERITAGE DRIVE
                       QUINCY MA 02171

SC Small Cap Fund      MLPF&S FOR THE SOLE BENEFIT             Class C           46.78%         1.47%          0.27%
                       OF ITS CUSTOMERS                     Record Holder
                       ATTN MUTUAL FUND ADMINISTRATION
                       4800 DEER LAKE DRIVE EAST, 3RD
                       FLOOR
                       JACKSONVILLE FL 32246

                       PAINEWEBBER FOR THE BENEFIT OF          Class C            5.72%         0.18%          0.03%
                       ANNERUTH SERMAN                      Record Holder
                       10-011 SUNNINGDALE DR
                       RANCHO MIRAGE CA 92270-1428

SC Small Cap Fund      WELLS FARGO BANK, TTEE                  Class I           13.49%          4.8%          0.87%
                       CHOICEMASTER                         Record Holder
                       ATTN: MUTUAL FUNDS A88-4
                       P.O. BOX 9800
                       CALABASAS CA 91372-0800

                       VIRG & CO                               Class I            18.1%         6.43%          1.17%
                       ATTN: MF DEPT A88-4                  Record Holder
                       P.O. BOX 9800
                       CALABASAS CA 91372-0800

                       HEP & CO                                Class I           18.08%         6.43%          1.17%
                       ATTN: MF DEPT. A88-4                 Record Holder
                       P.O. BOX 9800 MAC 9139-027
                       CALABASAS CA 91302

                       HAWCO-C/O HAWAIIAN TRUST CO. LTD        Class I             6.2%          2.2%          0.40%
                       P.O. BOX 1930                        Record Holder
                       HONOLULU HI 96805

                       NABANK & CO                             Class I            8.47%         3.01%          0.55%
                       P.O. BOX 2180                        Record Holder
                       TULSA OK 74101

                                                 AS OF APRIL 30, 1999
-----------------------------------------------------------------------------------------------------------------------
                                                              CLASS AND                                  PERCENTAGE OF
                                                               TYPE OF       PERCENTAGE    PERCENTAGE     FUND POST-
FUND                                 ADDRESS                  OWNERSHIP       OF CLASS      OF FUND         CLOSING
---------------------  -----------------------------------  --------------  ------------  ------------  ---------------
                       THE NORTHERN TRUST CO DUKER             Class I           28.73%        10.71%          1.85%
                       DELIVERANCE                          Record Holder
                       STAGECOACH EQUITY
                       A/C #26-56948
                       P.O. BOX 92956
                       CHICAGO IL 60675

SC Strategic Growth    WELLS FARGO BANK                        Class A           18.03%        13.65%          6.93%
Fund                   FBO RETIREMENT PLANS OMNIBUS         Record Holder
                       P.O. BOX 63015
                       SAN FRANCISCO CA 94163

                       MLPF&S FOR THE SOLE BENEFIT OF ITS      Class A            5.51%         4.17%          2.12%
                       CUSTOMERS                            Record Holder
                       ATTN MUTUAL FUND ADMINISTRATION
                       4800 DEER LAKE DRIVE EAST, 3RD
                       FLOOR
                       JACKSONVILLE FL 32246

SC Strategic Growth    MLPF&S FOR THE SOLE BENEFIT OF ITS      Class C           46.39%         4.62%          2.35%
Fund                   CUSTOMERS                            Record Holder
                       ATTN MUTUAL FUND ADMINISTRATION
                       4800 DEER LAKE DRIVE EAST, 3RD
                       FLOOR
                       JACKSONVILLE FL 32246

SC US Gov't Income     WELLS FARGO BANK FBO RETIREMENT         Class A           20.35%        15.68%          4.95%
Fund                   PLANS OMNIBUS                        Record Holder
                       P.O. BOX 63015
                       SAN FRANCISCO CA 94163

                       VIRG & CO.                              Class A            9.04%         6.97%          2.20%
                       C/O WELLS FARGO BANK                 Record Holder
                       P.O. BOX 9800 MAC 9139-027
                       CALABASAS CA 91372

SC US Gov't Income     MLPF&S FOR THE SOLE BENEFIT OF ITS      Class C           17.16%         5.55%          0.19%
Fund                   CUSTOMERS                            Record Holder
                       ATTN MUTUAL FUND ADMINISTRATION
                       4800 DEER LAKE DRIVE EAST, 3RD
                       FLOOR
                       JACKSONVILLE FL 32246

                       SISTERS OF ST FRANCIS                   Class C            5.27%         1.08%          0.04%
                       ATTN SISTER MARIJANE HRESKO, OSF     Record Holder
                       609 SOUTH CONVENT RD
                       ASTON PA 19014

SC Sht-Int US Gov't    WELLS FARGO BANK                        Class A           17.58%         5.67%          3.59%
Income Fund            FBO RETIREMENT PLANS OMNIBUS         Record Holder
                       P.O. BOX 63015
                       SAN FRANCISCO CA 94163

                                                 AS OF APRIL 30, 1999
-----------------------------------------------------------------------------------------------------------------------
                                                              CLASS AND                                  PERCENTAGE OF
                                                               TYPE OF       PERCENTAGE    PERCENTAGE     FUND POST-
FUND                                 ADDRESS                  OWNERSHIP       OF CLASS      OF FUND         CLOSING
---------------------  -----------------------------------  --------------  ------------  ------------  ---------------
                       MERRILL LYNCH TRUST CO FSB              Class A           11.22%         3.62%          2.29%
                       FBO VARIOUS 401(K) PLANS             Record Holder
                       P.O. BOX 62000
                       SAN FRANCISCO CA 94162

                       VIRG & CO.                              Class A            9.19%         2.96%          1.87%
                       C/O WELLS FARGO BANK                 Record Holder
                       P.O. BOX 9800 MAC 9139-027
                       CALABASAS CA 91372

                       MLPF&S FOR THE SOLE BENEFIT OF ITS      Class A            6.54%         2.11%          1.33%
                       CUSTOMERS                            Record Holder
                       ATTN MUTUAL FUND ADMINISTRATION
                       4800 DEER LAKE DRIVE EAST, 3RD
                       FLOOR
                       JACKSONVILLE FL 32246

                       MERRILL LYNCH TRUST COMPANY TTEE        Class A            6.38%         2.06%          1.30%
                       FBO QUALIFIED RETIREMENT PLANS       Record Holder
                       ATTN JOHN SEBULSKY
                       265 DAVIDSON AVENUE 4TH FLOOR
                       SOMERSET NJ 08873

SC Sht-Int US Gov't    WELLS FARGO BANK, TTEE                  Class I            9.22%         5.62%          3.55%
Income Fund            CHOICEMASTER                         Record Holder
                       ATTN: MUTUAL FUNDS A88-4
                       P.O. BOX 9800
                       CALABASAS CA 91372-0800

                       DIM & CO                                Class I           23.59%        14.36%          9.09%
                       ATTN: MF DEPT A88-4                  Record Holder
                       P.O. BOX 9800
                       CALABASAS CA 91372-0800

                       VIRG & CO                               Class I           33.18%         20.2%         12.78%
                       ATTN: MF DEPT A88-4                  Record Holder
                       P.O. BOX 9800
                       CALABASAS CA 91372-0800

                       HEP & CO                                Class I           32.28%        19.66%         12.44%
                       ATTN: MF DEPT. A88-4                 Record Holder
                       P.O. BOX 9800 MAC 9139-027
                       CALABASAS CA 91302

SC National Tax-Free   MLPF&S FOR THE SOLE BENEFIT OF ITS      Class A           10.53%         6.26%          1.88%
Fund                   CUSTOMERS                            Record Holder
                       ATTN MUTUAL FUND ADMINISTRATION
                       4800 DEER LAKE DRIVE EAST, 3RD
                       FLOOR
                       JACKSONVILLE FL 32246

SC National Tax-Free   DEAN WITTER FOR THE BENEFIT OF RUTH     Class B            7.26%         0.65%          0.20%
Fund                   DINES TTEE FBO                       Record Holder
                       P.O. BOX 250 CHURCH STREET STATION
                       NEW YORK, NY 10008-0250

                                                 AS OF APRIL 30, 1999
-----------------------------------------------------------------------------------------------------------------------
                                                              CLASS AND                                  PERCENTAGE OF
                                                               TYPE OF       PERCENTAGE    PERCENTAGE     FUND POST-
FUND                                 ADDRESS                  OWNERSHIP       OF CLASS      OF FUND         CLOSING
---------------------  -----------------------------------  --------------  ------------  ------------  ---------------
SC National Tax-Free   MLPF&S FOR THE SOLE BENEFIT OF ITS      Class C           36.23%         5.66%          1.70%
Fund                   CUSTOMERS                            Record Holder
                       ATTN MUTUAL FUND ADMINISTRATION
                       4800 DEER LAKE DRIVE EAST, 3RD
                       FLOOR
                       JACKSONVILLE FL 32246

                       NFSC FEBO # CL5-551392                  Class C            9.39%         1.47%          0.44%
                       LAWRENCE E. SIRNA TRUST YOLANDA      Record Holder
                       SIRNA TTEE
                       U/A 04/02/97
                       2228 SWEDISH DRIVE APT 16
                       CLEARWATER FL 34623

SC National Tax-Free   DIM & CO                                Class I            7.00%         1.11%          0.33%
Fund                   ATTN: MF DEPT A88-4                  Record Holder
                       P.O. BOX 9800
                       CALABASAS CA 91372-0800

                       VIRG & CO                               Class I           63.12%        10.02%          3.01%
                       ATTN: MF DEPT A88-4                  Record Holder
                       P.O. BOX 9800
                       CALABASAS CA 91372-0800

                       HEP & CO                                Class I           29.38%         4.66%          1.40%
                       ATTN: MF DEPT. A88-4                 Record Holder
                       P.O. BOX 9800 MAC 9139-027
                       CALABASAS CA 91302

SC Prime Money Market  VIRG & CO                               Class A           41.45%         6.08%          2.12%
Mutual Fund            ATTN: MF DEPT A88-4                  Record Holder
                       P.O. BOX 9800
                       CALABASAS CA 91372-0800

                       HARE & CO.                              Class A           39.76%         5.83%          2.03%
                       BANK OF NEW YORK                     Record Holder
                       ONE WALL STREET, 2ND FLOOR
                       ATTN: STIF/MASTER NOTE
                       NEW YORK NY 10005-2501

                       DEAN WITTER REYNOLDS                    Class A           16.52%         2.42%          0.84%
                       FBO WELLS FARGO                      Record Holder
                       SECURITIES INC
                       5 WORLD TRADE CENTER
                       6TH FLOOR
                       NEW YORK NY 10048

SC Prime Money Market  VIRG & CO                               Service            8.60%         2.75%          3.24%
Mutual Fund            ATTN: MF DEPT A88-4                  Record Holder
                       P.O. BOX 9800
                       CALABASAS CA 91372-0800

                       HARE & CO.                              Service           23.46%         7.54%          8.85%
                       BANK OF NEW YORK                     Record Holder
                       ONE WALL STREET, 2ND FLOOR
                       ATTN: STIF/MASTER NOTE
                       NEW YORK NY 10005-2501

SC Prime Money Market  WELLS FARGO BANK                        Class I            9.07%         3.68%          4.32%
Mutual Fund            ATTN: INVESTMENT SWEEP T-15          Record Holder
                       1300 S W FIFTH AVE
                       PORTLAND OR 97201-5688

                                                 AS OF APRIL 30, 1999
-----------------------------------------------------------------------------------------------------------------------
                                                              CLASS AND                                  PERCENTAGE OF
                                                               TYPE OF       PERCENTAGE    PERCENTAGE     FUND POST-
FUND                                 ADDRESS                  OWNERSHIP       OF CLASS      OF FUND         CLOSING
---------------------  -----------------------------------  --------------  ------------  ------------  ---------------
                       VIRG & CO                               Class I           44.43%        18.05%         21.17%
                       ATTN: MF DEPT A88-4                  Record Holder
                       P.O. BOX 9800
                       CALABASAS CA 91372-0800

                       WELLS FARGO BANK                        Class I           10.02%         4.07%          4.78%
                       DBA BANK DEALER OPERATIONS           Record Holder
                       P.O. BOX 3780 MAC #6101-151
                       PORTLAND OR 97208

                       DEAN WITTER REYNOLDS                    Class I            6.70%         2.72%          3.19%
                       FBO WELLS FARGO SECURITIES INC       Record Holder
                       5 WORLD TRADE CENTER 6TH FLOOR
                       NEW YORK NY 10048

SC National Tax Free   WELLS FARGO BANK                        Class A           80.02%        59.88%         50.22%
Money Market Mutual    FBO MONEY MARKET CHECKING OMINBUS    Record Holder
Fund                   ACCT
                       P.O. BOX 7066
                       SAN FRANCISCO CA 94120

                       DEAN WITTER REYNOLDS                    Class A           14.54%        10.88%          9.12%
                       FBO WELLS FARGO SECURITIES INC       Record Holder
                       5 WORLD TRADE CENTER 6TH FLOOR
                       NEW YORK NY 10048

SC National Tax Free   VIRG & CO                               Class I           67.77%        17.04%          1.55%
Money Market Mutual    ATTN: MF DEPT A88-4                  Record Holder
Fund                   P.O. BOX 9800
                       CALABASAS CA 91372-0800

                       HARE & CO.                              Class I           10.04%         2.52%          0.23%
                       BANK OF NEW YORK                     Record Holder
                       ONE WALL STREET, 2ND FLOOR
                       ATTN: STIF/MASTER NOTE
                       NEW YORK NY 10005-2501

                       KEITH L THOMSON &                       Class I            6.37%         1.60%          0.15%
                       JULIE A THOMSON JTTEN                Record Holder
                       3135 NW CIRCLE A DRIVE
                       PORTLAND OR 97229

SC Treasury Plus       WELLS FARO BANK, TTEE                   Service           11.02%         1.94%          3.12%
Money Market Mutual    FBO CHOICEMASTER                     Record Holder
Fund                   ATTN: MUTUAL FUNDS
                       P.O. BOX 9800
                       CALABASAS CA 91372-0800

                       VIRG & CO                                                 19.90%         3.50%          5.64%
                       ATTN: MF DEPT A88-4
                       P.O. BOX 9800
                       CALABASAS CA 91372-0800

                       HARE & CO.                                                49.82%         8.76%         14.11%
                       BANK OF NEW YORK
                       ONE WALL STREET, 2ND FLOOR
                       ATTN: STIF/MASTER NOTE
                       NEW YORK NY 10005-2501

                                                 AS OF APRIL 30, 1999
-----------------------------------------------------------------------------------------------------------------------
                                                              CLASS AND                                  PERCENTAGE OF
                                                               TYPE OF       PERCENTAGE    PERCENTAGE     FUND POST-
FUND                                 ADDRESS                  OWNERSHIP       OF CLASS      OF FUND         CLOSING
---------------------  -----------------------------------  --------------  ------------  ------------  ---------------
SC Treasury Plus       HARE & CO.                              Class E          100.00%        20.53%         51.01%
Money Market Mutual    BANK OF NEW YORK                     Record Holder
Fund                   ONE WALL STREET, 2ND FLOOR
                       ATTN: STIF/MASTER NOTE
                       NEW YORK NY 10005-2501

SC Treasury Plus       WELLS FARGO BANK AGENT FBO ORLANDI        ADM             20.00%         0.60%          0.96%
Money Market Mutual    #143242                              Record Holder
Fund                   MUTUAL FUNDS #0187-112 AU #6971
                       201 3RD ST 11TH FLOOR
                       SAN FRANCISCO CA 94163 ADM

SC Treasury Plus       WELLS FARGO BANK                        Class I           15.82%         6.39%         10.28%
Money Market Mutual    ATTN: INVESTMENT SWEEP T-15          Record Holder
Fund                   1300 S W FIFTH AVE
                       PORTLAND OR 97201-5688

                       VIRG & CO                               Class I           13.62%         5.50%          8.85%
                       ATTN: MF DEPT A88-4                  Record Holder
                       P.O. BOX 9800
                       CALABASAS CA 91372-0800

                       eBay INC                                Class I           58.79%        23.73%         38.20%
                       2005 HAMILTON AVE SUITE 350          Record Holder
                       SAN JOSE CA 95125

SC Government Money    WELLS FARGO BANK, TTEE                  Class A           49.52%        49.52%          0.89%
Market Fund            CHOICEMASTER                         Record Holder
                       ATTN: MUTUAL FUNDS A88-4
                       P.O. BOX 9800
                       CALABASAS CA 91372-0800

                       WELLS FARGO BANK                        Class A           30.82%        30.82%          0.56%
                       ATTN: FUND ACCOUNTING ACM DESK       Record Holder
                       26610 WEST AGOURA ROAD
                       CALABASAS CA 91302-1954

                       DEAN WITTER REYNOLDS                    Class A           12.06%        12.06%          0.22%
                       FBO WELLS FARGO SECURITIES INC       Record Holder
                       5 WORLD TRADE CENTER 6TH FLOOR
                       NEW YORK NY 10048

NAF Ready Cash         NORWEST INVESTMENT SERVICES             Class A          99.620%       94.603%         8.207%
Investment Fund        C/O ALEX O'CONNOR                    Record Holder
                       608 2ND AVE S 8TH FL MS 0130
                       MINNEAPOLIS MN 55479-0130

NAF Municipal Money    NORWEST INVESTMENT SERVICES             Class A          97.569%        3.867%        36.333%
Market Fund            C/O ALEX O'CONNOR                    Record Holder
                       608 2ND AVE S 8TH FL MS 0130
                       MINNEAPOLIS MN 55479-0130

NAF Small Company      NORWEST WEALTHBUILDER                   Class A          21.280%        2.879%         0.895%
Stock Fund             REINVEST ACCOUNT                     Record Holder
                       733 MARQUETTE AVE
                       MINNEAPOLIS MN 55479-0040

                                                 AS OF APRIL 30, 1999
-----------------------------------------------------------------------------------------------------------------------
                                                              CLASS AND                                  PERCENTAGE OF
                                                               TYPE OF       PERCENTAGE    PERCENTAGE     FUND POST-
FUND                                 ADDRESS                  OWNERSHIP       OF CLASS      OF FUND         CLOSING
---------------------  -----------------------------------  --------------  ------------  ------------  ---------------
NAF Cash Investment    NORWEST INVESTMENT SERVICES             Class I          48.571%       48.571%        31.132%
Fund                   C/O ALEX O'CONNOR                    Record Holder
                       608 2ND AVE S 8TH FL MS 0130
                       MINNEAPOLIS MN 55479-0130

                       EMSEG & CO                              Class I          30.326%       30.327%        19.438%
                       VP4500022                            Record Holder
                       ATTN CASH SWEEP PROCESSING
                       510 MARQUETTE AVE 4TH FL
                       MINNEAPOLIS MN 55479-0050

                       DENTRU & CO                             Class I           7.161%        7.161%         4.590%
                       NON-DISCRETIONARY                    Record Holder
                       1740 BROADWAY MS 8751
                       DENVER CO 80274

NAF US Government      ALPINE & CO                             Class I           6.120%        6.120%         6.010%
Fund                   NON-DISCRETIONARY                    Record Holder
                       1740 BROADWAY MS 8751
                       DENVER CO 80274

                       EMSEG & CO                              Class I          78.205%       78.206%        76.795%
                       ATTN CASH SWEEP PROCESSING           Record Holder
                       510 MARQUETTE AVE 4TH FL
                       MINNEAPOLIS MN 55479-0050

                       NORWEST INVESTMENT SERVICES             Class I          12.977%       12.977%        12.743%
                       C/O ALEX O'CONNOR                    Record Holder
                       608 2ND AVE S 8TH FL MS 0130
                       MINNEAPOLIS MN 55479-0130

NAF Treasury Fund      ALPINE & CO                             Class I           7.073%        7.074%         7.074%
                       DISCRETIONARY                        Record Holder
                       1740 BROADWAY MS 8751
                       DENVER CO 80274

                       EMSEG & CO                              Class I          62.731%       62.731%        62.731%
                       ATTN CASH SWEEP PROCESSING           Record Holder
                       510 MARQUETTE AVE 4TH FL
                       MINNEAPOLIS MN 55479-0050

                       NORWEST INVESTMENT SERVICES             Class I          20.513%       20.513%        20.513%
                       C/O ALEX O'CONNOR                    Record Holder
                       608 2ND AVE S 8TH FL MS 0130
                       MINNEAPOLIS MN 55479-0130

NAF Income Fund        WEALTHBUILDER II GROWTH BALANCED        Class A          20.452%        0.762%         0.595%
                       INCOME BOND FUND CLASS A             Record Holder
                       C/O MUTUAL FUND PROCESSING
                       P.O. BOX 1450 NW 8477
                       MINNEAPOLIS MN 55480-8477

NAF Tax-Free Income    NORWEST INVESTMENT SERVICES INC         Class A          11.012%        1.326%         1.196%
Fund                   FBO 112501641                        Record Holder
                       NORTHSTAR BUILDING EAST - 9TH FLOOR
                       608 SECOND AVENUE SOUTH
                       MINNEAPOLIS MN 55479-0162

                                                 AS OF APRIL 30, 1999
-----------------------------------------------------------------------------------------------------------------------
                                                              CLASS AND                                  PERCENTAGE OF
                                                               TYPE OF       PERCENTAGE    PERCENTAGE     FUND POST-
FUND                                 ADDRESS                  OWNERSHIP       OF CLASS      OF FUND         CLOSING
---------------------  -----------------------------------  --------------  ------------  ------------  ---------------
NAF Total Return Bond  NORWEST WEALTHBUILDER REINVEST          Class A           7.083%        0.102%         0.020%
Fund                   ACCOUNT                              Record Holder
                       733 MARQUETTE AVE
                       MINNEAPOLIS MN 55479-0040

                       NORWEST INVESTMENT SERVICES INC         Class A           8.360%        0.120%         0.024%
                       FBO FBO 701867211                    Record Holder
                       NORTHSTAR BUILDING EAST - 9TH FLOOR
                       608 SECOND AVENUE SOUTH
                       MINNEAPOLIS MN 55479-0162

                       NORWEST INVESTMENT SERVICES INC         Class A           8.729%        0.125%         0.025%
                       FBO 700019041                        Record Holder
                       NORTHSTAR BUILDING EAST - 8TH FLOOR
                       608 SECOND AVENUE SOUTH
                       MINNEAPOLIS MN 55479-0162

                       DEAN WITTER REYNOLDS CUST FOR           Class A           6.979%        0.100%         0.020%
                       DARALD D LANDSIEDEL                  Record Holder
                       P.O. BOX 250 CHURCH STREET STATION
                       NEW YORK NY 10008-0250

NAF Intermediate       WEALTHBUILDER II GROWTH BALANCED        Class A          16.303%        0.682%         0.415%
Govt. Income Fund      INTERMEDIATE US GOVT FUND            Record Holder
                       C/O MUTUAL FUND PROCESSING
                       P.O. BOX 1450 NW 8477
                       MINNEAPOLIS MN 55480-8477

                       NORWEST INVESTMENT SERVICES INC         Class A           5.605%        0.234%         0.143%
                       FBO 106727721                        Record Holder
                       NORTHSTAR BUILDING EAST - 8TH FLOOR
                       608 SECOND AVENUE SOUTH
                       MINNEAPOLIS MN 55479-0162

NAF Ready Cash         NORWEST BANK MN                         Class B           7.698%        0.010%         0.001%
Investment Fund        CUST FOR IRA ACCT OF WALTER W        Record Holder
                       PILLSBURY
                       2849 EVERGREEN RD
                       FARGO ND 58102-1712

                       NORWEST BANK MN                         Class B           9.911%        0.013%         0.001%
                       CUST FOR IRA ACCT OF NORWEST BANK    Record Holder
                       MN NA IRA C/F
                       CUST MARY G KOERBER
                       611 S MISSISSIPPI
                       MASON CITY IA 50401

                       RANDY E BREHMER AND ELIZABERTH J        Class B           7.096%        0.009%         0.001%
                       BREHMER                              Record Holder
                       6740 COUNTRY OAKS RD
                       EXCELSIOR MN 55331

                                                 AS OF APRIL 30, 1999
-----------------------------------------------------------------------------------------------------------------------
                                                              CLASS AND                                  PERCENTAGE OF
                                                               TYPE OF       PERCENTAGE    PERCENTAGE     FUND POST-
FUND                                 ADDRESS                  OWNERSHIP       OF CLASS      OF FUND         CLOSING
---------------------  -----------------------------------  --------------  ------------  ------------  ---------------
                       STEVE S LEE AND JOYCE LEE TRST          Class B           5.262%        0.007%         0.001%
                       STEVE S LEE DEF BENEFIT PLAN         Record Holder
                       1601 NW 106TH STREET
                       CLIVE IA 50325

                       NORWEST BANK MN CUST FOR IRA ACCT       Class B          11.457%        0.015%         0.001%
                       OF MARK VUKELICH                     Record Holder
                       2738 EVERGREEN CIRCLE
                       WHITE BEAR MN 55110-5768

NAF Total Return Bond  NORWEST INVESTMENT SERVICES INC         Class B           7.292%        0.228%         0.045%
Fund                   FBO 102391501                        Record Holder
                       NORTHSTAR BUILDING EAST - 9TH FLOOR
                       608 SECOND AVENUE SOUTH
                       MINNEAPOLIS MN 55479-0162

NAF International      LOUENE C PERRY                          Class B          11.551%        0.084%         0.084%
Fund                   5620 CHELSEA CIR                     Record Holder
                       BRYAN TX 77802-5680

                       NORWEST INVESTMENT SERVICES INC         Class B           5.556%        0.041%         0.041%
                       FBO 012957081                        Record Holder
                       NORTHSTAR BUILDING EAST - 8TH FLOOR
                       608 SECOND AVENUE SOUTH
                       MINNEAPOLIS MN 55479-0162

NAF Small Company      DENTRU & CO                             Class I           7.911%        6.030%         1.875%
Stock Fund             NON-DISCRETIONARY CASH               Record Holder
                       1740 BROADWAY MAIL 8676
                       DENVER CO 80274

                       EMSEG & CO                              Class I          42.770%       32.598%        10.135%
                       SMALL COMPANY STOCK FUND I           Record Holder
                       C/O MUTUAL FUND PROCESSING
                       P.O. BOX 1450 NW 8477
                       MINNEAPOLIS MN 55480-8477

                       EMSEG & CO                              Class I          12.254%        9.340%         2.904%
                       SMALL COMPANY STOCK FUND I           Record Holder
                       C/O MUTUAL FUND PROCESSING
                       P.O. BOX 1450 NW 8477
                       MINNEAPOLIS MN 55480-8477

                       EMSEG & CO                              Class I          25.060%       19.101%         5.938%
                       SMALL COMPANY STOCK FUND I           Record Holder
                       C/O MUTUAL FUND PROCESSING
                       P.O. BOX 1450 NW 8477
                       MINNEAPOLIS MN 55480-8477

NAF ValuGrowth Stock   DENTRU & CO                             Class I          19.970%       17.701%         6.474%
Fund                   NON-DISCRETIONARY CASH               Record Holder
                       1740 BROADWAY MAIL 8676
                       DENVER CO 80274

                                                 AS OF APRIL 30, 1999
-----------------------------------------------------------------------------------------------------------------------
                                                              CLASS AND                                  PERCENTAGE OF
                                                               TYPE OF       PERCENTAGE    PERCENTAGE     FUND POST-
FUND                                 ADDRESS                  OWNERSHIP       OF CLASS      OF FUND         CLOSING
---------------------  -----------------------------------  --------------  ------------  ------------  ---------------
                       EMSEG & CO                              Class I          15.502%       13.740%         5.025%
                       VALUGROWTH STOCK FUND I              Record Holder
                       C/O MUTUAL FUND PROCESSING
                       P.O. BOX 1450 NW 8477
                       MINNEAPOLIS MN 55480-8477

                       EMSEG & CO                              Class I          54.070%       47.925%        17.527%
                       VALUGROWTH STOCK FUND I              Record Holder
                       C/O MUTUAL FUND PROCESSING
                       P.O. BOX 1450 NW 8477
                       MINNEAPOLIS MN 55480-8477

NAF Income Fund        DENTRU & CO                             Class I          17.099%       16.107%        12.585%
                       NON-DISCRETIONARY CASH               Record Holder
                       1740 BROADWAY MAIL 8676
                       DENVER CO 80274

                       FINABA                                  Class I           7.657%        7.213%         5.636%
                       NON-DISCRETIONARY CASH ACCT          Record Holder
                       ATTN JON RUTTER
                       P.O. BOX 10523
                       LUBBOCK TX 79408

                       EMSEG & CO                              Class I          21.581%       20.329%        15.883%
                       INCOME FUND I                        Record Holder
                       C/O MUTUAL FUND PROCESSING
                       P.O. BOX 1450 NW 8477
                       MINNEAPOLIS MN 55480-8477

                       EMSEG & CO                              Class I          35.147%       33.107%        25.867%
                       INCOME FUND I                        Record Holder
                       C/O MUTUAL FUND PROCESSING
                       P.O. BOX 1450 NW 8477
                       MINNEAPOLIS MN 55480-8477

                       EMSEG & CO                              Class I           6.368%        5.999%         4.687%
                       INCOME FUND I                        Record Holder
                       C/O MUTUAL FUND PROCESSING
                       P.O. BOX 1450 NW 8477
                       MINNEAPOLIS MN 55480-8477

NAF Tax-Free Income    DENTRU & CO                             Class I          26.047%       21.713%        19.585%
Fund                   NON-DISCRETIONARY CASH               Record Holder
                       1740 BROADWAY MAIL 8676
                       DENVER CO 80274

                       FINABA                                  Class I           6.689%        5.576%         5.030%
                       NON-DISCRETIONARY CASH ACCT          Record Holder
                       ATTN JON RUTTER
                       P.O. BOX 10523
                       LUBBOCK TX 79408

                       EMSEG & CO                              Class I          12.504%       10.424%         9.403%
                       TAX FREE INCOME I                    Record Holder
                       C/O MUTUAL FUND PROCESSING
                       P.O. BOX 1450 NW 8477
                       MINNEAPOLIS MN 55480-8477

                                                 AS OF APRIL 30, 1999
-----------------------------------------------------------------------------------------------------------------------
                                                              CLASS AND                                  PERCENTAGE OF
                                                               TYPE OF       PERCENTAGE    PERCENTAGE     FUND POST-
FUND                                 ADDRESS                  OWNERSHIP       OF CLASS      OF FUND         CLOSING
---------------------  -----------------------------------  --------------  ------------  ------------  ---------------
                       EMSEG & CO                              Class I          42.300%       35.261%        31.806%
                       TAX FREE INCOME FUND I               Record Holder
                       C/O MUTUAL FUND PROCESSING
                       P.O. BOX 1450 NW 8477
                       MINNEAPOLIS MN 55480-8477

                       EMSEG & CO                              Class I           7.048%        5.875%         5.299%
                       TAX FREE INCOME FUND I               Record Holder
                       C/O MUTUAL FUND PROCESSING
                       P.O. BOX 1450 NW 8477
                       MINNEAPOLIS MN 55480-8477

NAF Total Return Bond  DENTRU & CO                             Class I          24.556%       23.436%         4.664%
Fund                   NON-DISCRETIONARY CASH               Record Holder
                       1740 BROADWAY MAIL 8676
                       DENVER CO 80274

                       KIWILS & CO                             Class I           6.403%        6.112%         1.216%
                       DISCRETIONARY REINVEST               Record Holder
                       1700 BROADWAY MS 0076
                       DENVER CO 80274

                       SERET & CO                              Class I          39.721%       37.909%         7.544%
                       DISCRETIONARY REINVEST               Record Holder
                       1740 BROADWAY MS 8751
                       DENVER CO 80274

                       EMSEG & CO                              Class I           8.497%        8.110%         1.614%
                       TOTAL RETURN BOND FUND I             Record Holder
                       C/O MUTUAL FUND PROCESSING
                       P.O. BOX 1450 NW 8477
                       MINNEAPOLIS MN 55480-8477

                       EMSEG & CO                              Class I           8.880%        8.475%         1.686%
                       TOTAL RETURN BOND FUND I             Record Holder
                       C/O MUTUAL FUND PROCESSING
                       P.O. BOX 1450 NW 8477
                       MINNEAPOLIS MN 55480-8477

NAF International      EMSEG & CO                              Class I           9.851%        9.672%         9.672%
Fund                   INTERNATIONAL FUND I                 Record Holder
                       C/O MUTUAL FUND PROCESSING
                       P.O. BOX 1450 NW 8477
                       MINNEAPOLIS MN 55480-8477

                       EMSEG & CO                              Class I          69.627%       68.360%        68.360%
                       INTERNATIONAL FUND I                 Record Holder
                       C/O MUTUAL FUND PROCESSING
                       P.O. BOX 1450 NW 8477
                       MINNEAPOLIS MN 55480-8477

                       DENTRU & CO                             Class I           8.403%        8.250%         8.250%
                       1740 BROADWAY MAIL 8676              Record Holder
                       DENVER CO 80274

NAF Ready Cash         NORWEST INVESTMENT SERVICES             Class I          97.748%        4.795%        97.748%
Investment Fund        C/O ALEX O'CONNOR                    Record Holder
                       608 2ND AVE S 8TH FL MS 0130
                       MINNEAPOLIS MN 55479-0130

                                                 AS OF APRIL 30, 1999
-----------------------------------------------------------------------------------------------------------------------
                                                              CLASS AND                                  PERCENTAGE OF
                                                               TYPE OF       PERCENTAGE    PERCENTAGE     FUND POST-
FUND                                 ADDRESS                  OWNERSHIP       OF CLASS      OF FUND         CLOSING
---------------------  -----------------------------------  --------------  ------------  ------------  ---------------
NAF Municipal Money    EMSEG & CO                              Class I          45.831%       44.015%        44.785%
Market Fund            ATTN CASH SWEEP PROCESSING           Record Holder
                       510 MARQUETTE AVE 4TH FL
                       MINNEAPOLIS MN 55479-0050

                       EMSEG & CO                              Class I          28.684%       27.548%        28.030%
                       ATTN CASH SWEEP PROCESSING           Record Holder
                       510 MARQUETTE AVE 4TH FL
                       MINNEAPOLIS MN 55479-0050

                       NORWEST INVESTMENT SERVICES             Class I          13.871%       13.322%        13.555%
                       C/O ALEX O'CONNOR                    Record Holder
                       608 2ND AVE S 8TH FL MS 0130
                       MINNEAPOLIS MN 55479-0130



    To the knowledge of the SC Funds and NAF Funds, the following persons owned of record or beneficially, 25% or more of the outstanding shares of each SC Fund and/or NAF Fund:



                                                                                                        PERCENTAGE OF
                                                                                          PERCENTAGE     FUND POST-
FUND                                               ADDRESS                                 OF FUND         CLOSING
---------------------  ----------------------------------------------------------------  ------------  ---------------
SC Asset Allocation    WELLS FARGO BANK                                                       42.54%         42.54%
Fund                   FBO RETIREMENT PLANS OMNIBUS
                       P.O. BOX 63015
                       SAN FRANCISCO CA 94163

SC Growth Fund         WELLS FARGO BANK                                                       39.69%         25.18%
                       FBO RETIREMENT PLANS OMNIBUS
                       P.O. BOX 63015
                       SAN FRANCISCO CA 94163

SC National Tax Free   WELLS FARGO BANK                                                       59.88%         50.22%
Money Market Mutual    FBO MONEY MARKET CHECKING OMINBUS ACCT
Fund                   P.O. BOX 7066
                       SAN FRANCISCO CA 94120

SC Government Money    WELLS FARGO BANK, TTEE                                                 49.52%          0.89%
Market Fund            CHOICEMASTER
                       ATTN: MUTUAL FUNDS A88-4
                       P.O. BOX 9800
                       CALABASAS CA 91372-0800

                       WELLS FARGO BANK                                                       30.82%          0.56%
                       ATTN: FUND ACCOUNTING ACM DESK
                       26610 WEST AGOURA ROAD
                       CALABASAS CA 91302-1954

NAF Ready Cash         NORWEST INVESTMENT SERVICES                                           94.603%         8.207%
Investment Fund        C/O ALEX O'CONNOR
                       608 2ND AVE S 8TH FL MS 0130
                       MINNEAPOLIS MN 55479-0130

NAF Cash Investment    NORWEST INVESTMENT SERVICES                                           48.571%        31.132%
Fund                   C/O ALEX O'CONNOR
                       608 2ND AVE S 8TH FL MS 0130
                       MINNEAPOLIS MN 55479-0130

                       EMSEG & CO                                                            30.327%        19.438%
                       VP4500022
                       ATTN CASH SWEEP PROCESSING
                       510 MARQUETTE AVE 4TH FL
                       MINNEAPOLIS MN 55479-0050

                                                                                                        PERCENTAGE OF
                                                                                          PERCENTAGE     FUND POST-
FUND                                               ADDRESS                                 OF FUND         CLOSING
---------------------  ----------------------------------------------------------------  ------------  ---------------
NAF US Government      EMSEG & CO                                                            78.206%        76.795%
Fund                   ATTN CASH SWEEP PROCESSING
                       510 MARQUETTE AVE 4TH FL
                       MINNEAPOLIS MN 55479-0050

NAF Treasury Fund      EMSEG & CO                                                            62.731%        62.731%
                       ATTN CASH SWEEP PROCESSING
                       510 MARQUETTE AVE 4TH FL
                       MINNEAPOLIS MN 55479-0050

NAF Small Company      EMSEG & CO                                                            32.598%        10.135%
Stock Fund             SMALL COMPANY STOCK FUND I
                       C/O MUTUAL FUND PROCESSING
                       P.O. BOX 1450 NW 8477
                       MINNEAPOLIS MN 55480-8477

NAF ValuGrowth-SM-     EMSEG & CO                                                            47.925%        17.527%
Stock Fund             VALUGROWTH STOCK FUND I
                       C/O MUTUAL FUND PROCESSING
                       P.O. BOX 1450 NW 8477
                       MINNEAPOLIS MN 55480-8477

NAF Income Fund        EMSEG & CO                                                            33.107%        25.867%
                       INCOME FUND I
                       C/O MUTUAL FUND PROCESSING
                       P.O. BOX 1450 NW 8477
                       MINNEAPOLIS MN 55480-8477

NAF Tax-Free Income    EMSEG & CO                                                            35.261%        31.806%
Fund                   TAX FREE INCOME FUND I
                       C/O MUTUAL FUND PROCESSING
                       P.O. BOX 1450 NW 8477
                       MINNEAPOLIS MN 55480-8477

NAF Total Return Bond  SERET & CO                                                            37.909%         7.544%
Fund                   DISCRETIONARY REINVEST
                       1740 BROADWAY MS 8751
                       DENVER CO 80274

NAF International      EMSEG & CO                                                            68.360%        68.360%
Fund                   INTERNATIONAL FUND I
                       C/O MUTUAL FUND PROCESSING
                       P.O. BOX 1450 NW 8477
                       MINNEAPOLIS MN 55480-8477

NAF Municipal Money    EMSEG & CO                                                            44.015%        44.785%
Market Fund            ATTN CASH SWEEP PROCESSING
                       510 MARQUETTE AVE 4TH FL
                       MINNEAPOLIS MN 55479-0050

                       EMSEG & CO                                                            27.548%        28.030%
                       ATTN CASH SWEEP PROCESSING
                       510 MARQUETTE AVE 4TH FL
                       MINNEAPOLIS MN 55479-0050



    In addition, as of April 30, 1999, Wells Fargo and Norwest Bank controlled or held with power to vote more than 25% of the outstanding shares of each of the SC Funds and NAF Funds, respectively, in a trust or other fiduciary or representative capacity. As a result, the Banks may be deemed to control each of the Funds and may be able to greatly affect (if not determine) the outcome of the shareholder vote on the reorganization. To avoid any possible conflict between the Banks' duties to their customers and to the Funds, the Bank has arranged for a paid fiduciary to vote the shares of the Banks for the reorganization.

                             EXHIBIT A--FEE TABLES


These tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund. The examples are intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.



                                                     STAGECOACH                             WF ASSET
                                                       ASSET            STAGECOACH         ALLOCATION
                                                     ALLOCATION          BALANCED          PRO FORMA
                                                    ------------       ------------       ------------

Class A

Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)...........        5.75%              5.75%              5.75%
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on
    the date of original purchase or the NAV on
    the date of the redemption)...................         None               None               None

Annual Fund Operating Expenses (expenses that are
 deducted from fund assets):
Management fee....................................        0.36%              0.60%              0.80%
Distribution (Rule 12b-1) fee.....................        0.05%              0.10%              0.00%
Other expenses....................................        0.58%              0.63%              0.41%
Total Annual Fund Operating Expenses(Gross).......        0.99%              1.33%              1.21%
Waiver............................................        0.00%(1)           0.05%(1)           0.22%(2)
Net Annual Fund Operating Expenses................        0.99%              1.28%              0.99%

Class B

Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)...........         None               None               None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on
    the date of original purchase or the NAV on
    the date of the redemption)...................        5.00%              5.00%              5.00%

Annual Fund Operating Expenses (expenses that are
 deducted from fund assets):
Management fee....................................        0.36%              0.60%              0.80%
Distribution (Rule 12b-1) fee.....................        0.70%              0.75%              0.75%
Other expenses....................................        0.58%              0.74%              0.40%
Total Annual Fund Operating Expenses(Gross).......        1.64%              2.09%              1.95%
Waiver............................................        0.00%(1)           0.16%(1)           0.21%(2)
Net Annual Fund Operating Expenses................        1.64%              1.93%              1.74%

Class C

Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)...........         None                                  None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on
    the date of original purchase or the NAV on
    the date of the redemption)...................        1.00%                                 1.00%

                                                     STAGECOACH                             WF ASSET
                                                       ASSET            STAGECOACH         ALLOCATION
                                                     ALLOCATION          BALANCED          PRO FORMA
                                                    ------------       ------------       ------------
Annual Fund Operating Expenses (expenses that are
 deducted from fund assets):
Management fee....................................        0.36%                                 0.80%
Distribution (Rule 12b-1) fee.....................        0.75%                                 0.75%
Other expenses....................................        0.53%                                 0.54%
Total Annual Fund Operating Expenses(Gross).......        1.64%                                 2.09%
Waiver............................................        0.00%(1)                              0.35%(2)
Net Annual Fund Operating Expenses................        1.64%                                 1.74%

Class I
Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)...........                            None               None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on
    the date of original purchase or the NAV on
    the date of the redemption)...................                            None               None

Annual Fund Operating Expenses (expenses that are
 deducted from fund assets):
Management fee....................................                           0.60%              0.80%
Distribution (Rule 12b-1) fee.....................                           0.00%              0.00%
Other expenses....................................                           0.63%              0.25%
Total Annual Fund Operating Expenses(Gross).......                           1.23%              1.05%
Waiver............................................                           0.05%(1)           0.05%(2)
Net Annual Fund Operating Expenses................                           1.18%              1.00%


------------------------


(1) Fee waiver is voluntary and may be reduced or eliminated at any time.



(2) Contractual fee waivers apply for 2 years from the closing date of the reorganization. After this time, these waivers may be reduced or eliminated only with the approval of Board of Trustees.

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.


                                                     STAGECOACH                             WF ASSET
                                                       ASSET            STAGECOACH         ALLOCATION
                                                     ALLOCATION          BALANCED          PRO FORMA
                                                    ------------       ------------       ------------
Class A
One Year..........................................  $       670        $       698        $       670
Three Year........................................  $       872        $       968        $       895
Five Year.........................................  $     1,091        $     1,257        $     1,161
Ten Year..........................................  $     1,718        $     2,080        $     1,919

Class B
One Year..........................................  $       667        $       696        $       677
Three Year........................................  $       817        $       939        $       871
Five Year.........................................  $     1,092        $     1,309        $     1,212
Ten Year..........................................  $     1,689        $     2,122        $     1,957

Class C
One Year..........................................  $       267                           $       277
Three Year........................................  $       517                           $       586
Five Year.........................................  $       892                           $     1,058
Ten Year..........................................  $     1,944                           $     2,364

Class I
One Year..........................................                     $       120        $       102
Three Year........................................                     $       385        $       324
Five Year.........................................                     $       671        $       569
Ten Year..........................................                     $     1,484        $     1,273

These tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund. The examples are intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.



                                                                         NORWEST
                                                     STAGECOACH         ADVANTAGE          WF GROWTH
                                                       GROWTH           VALUGROWTH         PRO FORMA
                                                    ------------       ------------       ------------

Class A

Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)...........        5.75%              5.75%              5.75%
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on
    the date of original purchase or the NAV on
    the date of the redemption)...................         None               None               None
Management fee....................................        0.50%              0.78%              0.75%
Distribution (Rule 12b-1) fee.....................        0.05%              0.00%              0.00%
Other expenses....................................        0.58%              0.47%              0.60%
Total Annual Fund Operating Expenses(Gross).......        1.13%              1.25%              1.35%
Waiver............................................        0.01%(1)           0.25%(1)           0.23%(2)
Net Annual Fund Operating Expenses................        1.12%              1.00%              1.12%

Class B

Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)...........         None               None               None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on
    the date of original purchase or the NAV on
    the date of the redemption)...................        5.00%              5.00%              5.00%

Annual Fund Operating Expenses (expenses that are
 deducted from fund assets):
Management fee....................................        0.50%              0.78%              0.75%
Distribution (Rule 12b-1) fee.....................        0.70%              1.00%              0.75%
Other expenses....................................        0.60%              0.53%              0.51%
Total Annual Fund Operating Expenses(Gross).......        1.79%              2.31%              2.01%
Waiver............................................        0.00%(1)           0.56%(1)           0.14%(2)
Net Annual Fund Operating Expenses................        1.79%              1.75%              1.87%

Class I

Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)...........         None               None               None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on
    the date of original purchase or the NAV on
    the date of the redemption)...................         None               None               None

Annual Fund Operating Expenses (expenses that are
 deducted from fund assets):
Management fee....................................        0.50%              0.78%              0.75%

                                                                         NORWEST
                                                     STAGECOACH         ADVANTAGE          WF GROWTH
                                                       GROWTH           VALUGROWTH         PRO FORMA
                                                    ------------       ------------       ------------
Distribution (Rule 12b-1) fee.....................        0.00%              0.00%              0.00%
Other expenses....................................        0.52%              0.42%              0.26%
Total Annual Fund Operating Expenses(Gross).......        1.04%              1.20%              1.01%
Waiver............................................        0.02%(1)           0.20%(1)           0.01%(2)
Net Annual Fund Operating Expenses................        1.02%              1.00%              1.00%


------------------------


(1) Fee waiver is voluntary and may be reduced or eliminated at any time.



(2) Contractual fee waivers apply for 1 year from the closing date of the reorganization. After this time, these waivers may be reduced or eliminated only with the approval of Board of Trustees.


Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.


                                                                         NORWEST
                                                     STAGECOACH         ADVANTAGE          WF GROWTH
                                                       GROWTH           VALUGROWTH         PRO FORMA
                                                    ------------       ------------       ------------
Class A
One Year..........................................  $       683        $       671        $       683
Three Year........................................  $       913        $       925        $       957
Five Year.........................................  $     1,161        $     1,199        $     1,251
Ten Year..........................................  $     1,870        $     1,979        $     2,087

Class B
One Year..........................................  $       682        $       678        $       690
Three Year........................................  $       863        $       968        $       917
Five Year.........................................  $     1,170        $     1,384        $     1,270
Ten Year..........................................  $     1,850        $     2,209        $     2,077

Class I
One Year..........................................  $       104        $       102        $       102
Three Year........................................  $       329        $       361        $       321
Five Year.........................................  $       572        $       640        $       557
Ten Year..........................................  $     1,269        $     1,437        $     1,235

These tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund. The examples are intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.



                                                                         NORWEST
                                                     STAGECOACH         ADVANTAGE          WF INCOME
                                                    DIVERSIFIED           INCOME             EQUITY
                                                       EQUITY             EQUITY           PRO FORMA
                                                    ------------       ------------       ------------

Class A

Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)...........        5.75%              5.75%              5.75%
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on
    the date of original purchase or the NAV on
    the date of the redemption)...................         None               None               None

Annual Fund Operating Expenses (expenses that are
 deducted from fund assets):
Management fee....................................        0.50%              0.50%(3)           0.75%(3)
Distribution (Rule 12b-1) fee.....................        0.05%              0.00%              0.00%
Other expenses Fund/Portfolio.....................        0.65%              0.46%(3)           0.61%(3)
Total Annual Fund Operating Expenses(Gross).......        1.20%              0.96%              1.36%
Waiver............................................        0.00%(1)           0.11%(1)           0.26%(2)
Net Annual Fund Operating Expenses................        1.20%              0.85%              1.10%

Class B

Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)...........         None               None               None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on
    the date of original purchase or the NAV on
    the date of the redemption)...................        5.00%              5.00%              5.00%

Annual Fund Operating Expenses (expenses that are
 deducted from fund assets):
Management fee....................................        0.50%              0.50%(3)           0.75%(3)
Distribution (Rule 12b-1) fee.....................        0.70%              1.00%              0.75%
Other expenses....................................        0.68%              0.46%(3)           0.51%(3)
Total Annual Fund Operating Expenses(Gross).......        1.88%              1.96%              2.01%
Waiver............................................        0.00%(1)           0.36%(1)           0.16%(2)
Net Annual Fund Operating Expenses................        1.88%              1.60%              1.85%

Class C

Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load)
    on Purchases (as a percentage of offering
    price)........................................                            None               None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on
    the date of original purchase or the NAV on
    the date of the redemption)...................                           1.00%              1.00%

                                                                         NORWEST
                                                     STAGECOACH         ADVANTAGE          WF INCOME
                                                    DIVERSIFIED           INCOME             EQUITY
                                                       EQUITY             EQUITY           PRO FORMA
                                                    ------------       ------------       ------------
Annual Fund Operating Expenses (expenses that are
 deducted from fund assets):
Management fee....................................                           0.50%(3)           0.75%(3)
Distribution (Rule 12b-1) fee.....................                           0.75%              0.75%
Other expenses....................................                           0.46%(3)           0.51%(3)
Total Annual Fund Operating Expenses(Gross).......                           1.71%              2.01%
Waiver............................................                           0.11%(1)           0.16%(2)
Net Annual Fund Operating Expenses................                           1.60%              1.85%

Class I
Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)...........                            None               None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on
    the date of original purchase or the NAV on
    the date of the redemption)...................                            None               None

Annual Fund Operating Expenses (expenses that are
 deducted from fund assets):
Management fee....................................                           0.50%(3)           0.75%(3)
Distribution (Rule 12b-1) fee.....................                           0.00%              0.00%
Other expenses....................................                           0.41%(3)           0.26%(3)
Total Annual Fund Operating Expenses(Gross).......                           0.91%              1.01%
Waiver............................................                           0.06%(1)           0.16%(2)
Net Annual Fund Operating Expenses................                           0.85%              0.85%


------------------------


(1) Fee waiver is voluntary and may be reduced or eliminated at any time.



(2) Contractual fee waivers apply for 2 years from the closing date of the reorganization. After this time, these waivers may be reduced or eliminated only with the approval of Board of Trustees.



(3) This fee combines expenses charged at the fund and core portfolio levels. The core level expenses are based on the fund's current allocation among the different core portfolios.

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.


                                                                         NORWEST
                                                     STAGECOACH         ADVANTAGE          WF INCOME
                                                    DIVERSIFIED           INCOME             EQUITY
                                                       EQUITY             EQUITY           PRO FORMA
                                                    ------------       ------------       ------------
Class A
One Year..........................................  $       690        $       657        $       681
Three Year........................................  $       934        $       853        $       931
Five Year.........................................  $     1,197        $     1,065        $     1,229
Ten Year..........................................  $     1,946        $     1,676        $     2,072

Class B
One Year..........................................  $       691        $       663        $       688
Three Year........................................  $       891        $       880        $       899
Five Year.........................................  $     1,216        $     1,224        $     1,253
Ten Year..........................................  $     1,941        $     1,873        $     2,065

Class C
One Year..........................................                     $       263        $       288
Three Year........................................                     $       528        $       599
Five Year.........................................                     $       918        $     1,053
Ten Year..........................................                     $     2,010        $     2,311

Class I
One Year..........................................                     $        87        $        87
Three Year........................................                     $       284        $       289
Five Year.........................................                     $       498        $       526
Ten Year..........................................                     $     1,114        $     1,206

These tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund. The examples are intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.



                                           STAGECOACH     STAGECOACH    NORWEST ADVANTAGE         WF
                                           STRATEGIC        SMALL         SMALL COMPANY       SMALL CAP
                                             GROWTH          CAP              STOCK           PRO FORMA
                                          ------------   ------------   ------------------   ------------
Class A

Shareholder Fees (fees paid directly
 from your investment):
  Maximum Sales Charge (Load) on
    Purchases
    (as a percentage of offering
    price)..............................        5.75%          5.75%                5.75%          5.75%
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the
    NAV on the date of original purchase
    or the NAV on the date of the
    redemption).........................         None           None                 None           None

Annual Fund Operating Expenses (expenses
 that are deducted from fund assets):
Management fee..........................        0.50%          0.60%                0.90%(3)       0.90%
Distribution (Rule 12b-1) fee...........        0.10%          0.10%                0.00%          0.00%
Other expenses..........................        0.69%          0.79%                0.58%(3)       0.76%
Total Annual Fund Operating
 Expenses(Gross)........................        1.29%          1.49%                1.48%          1.66%
Waiver..................................        0.00%(1)       0.13%(1)             0.23%(4)       0.37%(2)
Net Annual Fund Operating Expenses......        1.29%          1.36%                1.20%          1.29%

Class B

Shareholder Fees (fees paid directly
 from your investment):
  Maximum Sales Charge (Load) on
    Purchases
    (as a percentage of offering
    price)..............................         None           None                 None           None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the
    NAV on the date of original purchase
    or the NAV on the date of the
    redemption).........................        5.00%          5.00%                5.00%          5.00%

Annual Fund Operating Expenses (expenses
 that are deducted from fund assets):
Management fee..........................        0.50%          0.60%                0.90%(3)       0.90%
Distribution (Rule 12b-1 fee)...........        0.75%          0.75%                1.00%          0.75%
Other expenses..........................        0.76%          0.78%                0.63%(3)       0.80%
Total Annual Fund Operating
 Expenses(Gross)........................        2.01%          2.13%                2.53%          2.45%
Waiver..................................        0.00%(1)       0.02%(1)             0.58%(4)       0.41%(2)
Net Annual Fund Operating Expenses......        2.01%          2.11%                1.95%          2.04%

Class C

Shareholder Fees (fees paid directly
 from your investment):
  Maximum Sales Charge (Load) on
    Purchases
    (as a percentage of offering
    price)..............................         None           None                                None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the
    NAV on the date of original purchase
    or the NAV on the date of the
    redemption).........................        1.00%          1.00%                               1.00%

                                           STAGECOACH     STAGECOACH    NORWEST ADVANTAGE         WF
                                           STRATEGIC        SMALL         SMALL COMPANY       SMALL CAP
                                             GROWTH          CAP              STOCK           PRO FORMA
                                          ------------   ------------   ------------------   ------------
Annual Fund Operating Expenses (expenses
 that are deducted from fund assets):
Management fee..........................        0.50%          0.60%                               0.90%
Distribution (Rule 12b-1) fee...........        0.75%          0.75%                               0.75%
Other expenses..........................        0.76%          1.36%                               0.68%
Total Annual Fund Operating
 Expenses(Gross)........................        2.01%          2.71%                               2.33%
Waiver..................................        0.00%(1)       0.60%(1)                            0.29%(2)
Net Annual Fund Operating Expenses......        2.01%          2.11%                               2.04%

Class I

Shareholder Fees (fees paid directly
 from your investment):
  Maximum Sales Charge (Load) on
    Purchases
    (as a percentage of offering
    price)..............................                        None                 None           None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the
    NAV on the date of original purchase
    or the NAV on the date of the
    redemption).........................                        None                 None           None

Annual Fund Operating Expenses (expenses
 that are deducted from fund assets):
Management fee..........................                       0.60%                0.90%(3)       0.90%
Distribution (Rule 12b-1) fee...........                       0.00%                0.00%          0.00%
Other expenses..........................                       0.61%                0.47%(3)       0.47%
Total Annual Fund Operating
 Expenses(Gross)........................                       1.21%                1.37%          1.37%
Waiver..................................                       0.45%(1)             0.17%(4)       0.17%(2)
Net Annual Fund Operating Expenses......                       0.76%                1.20%          1.20%


------------------------


(1) Fee waiver is voluntary and may be reduced or eliminated at any time.



(2) Contractual fee waivers apply for 1 year from the closing date of the reorganization. After this time, these waivers may be reduced or elimanted only with the approval of Board of Trustees.



(3) This fee combines expenses charged at the fund and core portfolio levels. The core level expenses are based on the fund's current allocation among the different core portfolios.



(4) Any reduction of fee waiver requires board review.

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.


                                                                  STAGECOACH   STAGECOACH   NORWEST ADVANTAGE      WF
                                                                   STRATEGIC      SMALL       SMALL COMPANY     SMALL CAP
                                                                    GROWTH         CAP            STOCK         PRO FORMA
                                                                  -----------  -----------  -----------------  -----------
Class A
One Year........................................................   $     699    $     706       $     690       $     699
Three Year......................................................   $     960    $   1,007       $     990       $   1,034
Five Year.......................................................   $   1,242    $   1,330       $   1,311       $   1,393
Ten Year........................................................   $   2,042    $   2,242       $   2,219       $   2,398

Class B
One Year........................................................   $     704    $     714       $     698       $     707
Three Year......................................................   $     930    $     965       $   1,032       $   1,024
Five Year.......................................................   $   1,283    $   1,342       $   1,493       $   1,469
Ten Year........................................................   $   2,065    $   2,222       $   2,441       $   2,468

Class C
One Year........................................................   $     304    $     314                       $     307
Three Year......................................................   $     630    $     785                       $     700
Five Year.......................................................   $   1,083    $   1,381                       $   1,219
Ten Year........................................................   $   2,338    $   2,998                       $   2,644

Class I
One Year........................................................                $      78       $     122       $     122
Three Year......................................................                $     340       $     417       $     417
Five Year.......................................................                $     622       $     734       $     734
Ten Year........................................................                $   1,426       $   1,632       $   1,632

These tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund. The examples are intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.



                                                                                             NORWEST ADVANTAGE     WF INCOME
                                                   NORWEST ADVANTAGE    NORWEST ADVANTAGE   PERFORMA STRATEGIC       FUND
                                                      INCOME FUND       TOTAL RETURN BOND       VALUE FUND         PRO FORMA
                                                  -------------------  -------------------  -------------------  -------------
Class A

Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price).........           4.50%                4.50%                                  4.50%
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on
    the date of original purchase or the NAV on
    the date of the redemption).................            None                 None                                   None

Annual Fund Operating Expenses (expenses that
 are deducted from fund assets):
Management fee..................................           0.50%                0.50%(3)                               0.50%
Distribution (Rule 12b-1) fee...................           0.00%                0.00%                                  0.00%
Other expenses..................................           0.64%                0.81%(3)                               0.59%
Total Annual Fund Operating Expenses(Gross).....           1.14%                1.31%                                  1.09%
Waiver..........................................           0.39%(1)             0.56%(4)                               0.09%(2)
Net Annual Fund Operating Expenses..............           0.75%                0.75%                                  1.00%

Class B

Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price).........            None                 None                                   None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on
    the date of original purchase or the NAV on
    the date of the redemption).................           5.00%                5.00%                                  5.00%

Annual Fund Operating Expenses (expenses that
 are deducted from fund assets):
Management fee..................................           0.50%                0.50%(3)                               0.50%
Distribution (Rule 12b-1) fee...................           1.00%                1.00%                                  0.75%
Other expenses Fund/Port........................           0.65%                0.86%(3)                               0.65%
Total Annual Fund Operating Expenses(Gross).....           2.15%                2.36%                                  1.90%
Waiver..........................................           0.65%(1)             0.86%(4)                               0.15%(2)
Net Annual Fund Operating Expenses..............           1.50%                1.50%                                  1.75%

                                                                                             NORWEST ADVANTAGE     WF INCOME
                                                   NORWEST ADVANTAGE    NORWEST ADVANTAGE   PERFORMA STRATEGIC       FUND
                                                      INCOME FUND       TOTAL RETURN BOND       VALUE FUND         PRO FORMA
                                                  -------------------  -------------------  -------------------  -------------
Class I
Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price).........            None                 None                 None              None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on
    the date of original purchase or the NAV on
    the date of the redemption).................            None                 None                 None              None
Annual Fund Operating Expenses (expenses that
 are deducted from fund assets):
Management fee..................................           0.50%                0.50%(3)             0.50%(3)          0.50%
Distribution (Rule 12b-1) fee...................           0.00%                0.00%                0.00%             0.00%
Other expenses..................................           0.42%                0.50%(3)             1.47%(3)          0.27%
Total Annual Fund Operating Expenses(Gross).....           0.92%                1.00%                1.97%             0.77%
Waiver..........................................           0.17%(1)             0.25%(4)             1.12%(1)          0.02%(2)
Net Annual Fund Operating Expenses..............           0.75%                0.75%                0.85%             0.75%


------------------------


(1) Fee waiver is voluntary and may be reduced or eliminated at any time.



(2) Contractual fee waivers apply for 1 year from the closing date of the reorganization. After this time, these waivers may be reduced or elimanted only with the approval of Board of Trustees.



(3) This fee combines expenses charged at the fund and core portfolio levels. The core level expenses are based on the fund's current allocation among the different core portfolios.



(4) Any reduction of fee waiver requires board review.


Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.


                                                        NORWEST ADVANTAGE                      PERFORMA      WF INCOME
                                                         INCOME (CORP A)   NORWEST ADVANTAGE   STRATEGIC       FUND
                                                              FUND         TOTAL RETURN BOND  VALUE FUND     PRO FORMA
                                                        -----------------  -----------------  -----------  -------------
Class A
One Year..............................................      $     523          $     523                     $     547
Three Year............................................      $     759          $     794                     $     772
Five Year.............................................      $   1,013          $   1,085                     $   1,015
Ten Year..............................................      $   1,740          $   1,911                     $   1,711
Class B
One Year..............................................      $     653          $     653                     $     678
Three Year............................................      $     910          $     954                     $     882
Five Year.............................................      $   1,295          $   1,382                     $   1,213
Ten Year..............................................      $   2,051          $   2,242                     $   1,899
Class I
One Year..............................................      $      77          $      77       $      87     $      77
Three Year............................................      $     276          $     294       $     510     $     244
Five Year.............................................      $     493          $     528       $     959     $     426
Ten Year..............................................      $   1,116          $   1,202       $   2,205     $     952

These tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund. The examples are intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.



                                                                                                            WF
                                                 STAGECOACH       STAGECOACH     NORWEST ADVANTAGE     INTERMEDIATE
                                               U.S. GOVERNMENT  U.S. GOVERNMENT    INTERMEDIATE     GOVERNMENT INCOME
                                                 ALLOCATION         INCOME       GOVERNMENT INCOME      PRO FORMA
                                               ---------------  ---------------  -----------------  ------------------
Class A

Shareholder Fees (fees paid directly from
 your investment):
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)......         4.50%            4.50%             4.50%               4.50%
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV
    on the date of original purchase or the
    NAV on the date of the redemption).......          None             None              None                None

Annual Fund Operating Expenses (expenses that
 are deducted from fund assets):
Management fee...............................         0.50%            0.50%             0.33%               0.50%
Distribution (Rule 12b-1) fee................         0.05%            0.05%             0.00%               0.00%
Other expenses...............................         0.71%            0.70%             0.53%               0.53%
Total Annual Fund Operating
 Expenses(Gross).............................         1.26%            1.25%             0.86%               1.03%
Waiver.......................................         0.07%(1)         0.29%(1)          0.18%(1)            0.07%(2)
Net Annual Fund Operating Expenses...........         1.19%            0.96%             0.68%               0.96%

Class B

Shareholder Fees (fees paid directly from
 your investment):
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)......          None             None              None                None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV
    on the date of original purchase or the
    NAV on the date of the redemption).......         5.00%            5.00%             5.00%               5.00%

Annual Fund Operating Expenses (expenses that
 are deducted from fund assets):
Management fee...............................         0.50%            0.50%             0.33%               0.50%
Distribution (Rule 12b-1 fee)................         0.70%            0.70%             1.00%               0.75%
Other expenses...............................         0.88%            0.70%             0.53%               0.53%
Total Annual Fund Operating
 Expenses(Gross).............................         2.08%            1.90%             1.86%               1.78%
Waiver.......................................         0.24%(1)         0.24%(1)          0.43%(1)            0.07%(2)
Net Annual Fund Operating Expenses...........         1.84%            1.66%             1.43%               1.71%

                                                                                                            WF
                                                 STAGECOACH       STAGECOACH     NORWEST ADVANTAGE     INTERMEDIATE
                                               U.S. GOVERNMENT  U.S. GOVERNMENT    INTERMEDIATE     GOVERNMENT INCOME
                                                 ALLOCATION         INCOME       GOVERNMENT INCOME      PRO FORMA
                                               ---------------  ---------------  -----------------  ------------------
Class C

Shareholder Fees (fees paid directly from
 your investment):
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)......                           None                                  None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV
    on the date of original purchase or the
    NAV on the date of the redemption).......                          1.00%                                 1.00%

Annual Fund Operating Expenses (expenses that
 are deducted from fund assets):
Management fee...............................                          0.50%                                 0.50%
Distribution (Rule 12b-1) fee................                          0.75%                                 0.75%
Other expenses...............................                          1.21%                                 0.56%
Total Annual Fund Operating
 Expenses(Gross).............................                          2.46%                                 1.81%
Waiver.......................................                          0.80%(1)                              0.10%(2)
Net Annual Fund Operating Expenses...........                          1.66%                                 1.71%

Class I

Shareholder Fees (fees paid directly from
 your investment):
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)......                           None              None                None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV
    on the date of original purchase or the
    NAV on the date of the redemption).......                           None              None                None

Annual Fund Operating Expenses (expenses that
 are deducted from fund assets):
Management fee...............................                          0.50%             0.33%               0.50%
Distribution (Rule 12b-1 fee)................                          0.00%             0.00%               0.00%
Other expenses...............................                          0.68%             0.39%               0.25%
Total Annual Fund Operating Expenses
 (Gross).....................................                          1.18%             0.72%               0.75%
Waiver.......................................                          0.27%(1)          0.04%(1)            0.07%(2)
Net Annual Fund Operating Expenses...........                          0.91%             0.68%               0.68%


------------------------


(1) Fee waiver is voluntary and may be reduced or eliminated at any time.



(2) Contractual fee waivers apply for 1 year from the closing date of the reorganization. After this time, these waivers may be reduced or elimanted only with the approval of Board of Trustees.

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.


                                                                                                                 WF
                                                 STAGECOACH         STAGECOACH       NORWEST ADVANTAGE      INTERMEDIATE
                                               U.S. GOVERNMENT    U.S. GOVERNMENT      INTERMEDIATE       GOVERNMENT INCOME
                                                 ALLOCATION           INCOME         GOVERNMENT INCOME        PRO FORMA
                                              -----------------  -----------------  -------------------  -------------------
Class A
One Year....................................      $     566          $     544           $     516            $     544
Three Year..................................      $     825          $     801           $     695            $     756
Five Year...................................      $   1,104          $   1,079           $     888            $     987
Ten Year....................................      $   1,898          $   1,869           $   1,447            $   1,647
Class B
One Year....................................      $     687          $     669           $     646            $     674
Three Year..................................      $     929          $     874           $     843            $     853
Five Year...................................      $   1,297          $   1,204           $   1,166            $   1,158
Ten Year....................................      $   2,082          $   1,954           $   1,758            $   1,798
Class C
One Year....................................                         $     269                                $     274
Three Year..................................                         $     690                                $     560
Five Year...................................                         $   1,238                                $     971
Ten Year....................................                         $   2,736                                $   2,118
Class I
One Year....................................                         $      93           $      69            $      69
Three Year..................................                         $     348           $     226            $     233
Five Year...................................                         $     623           $     397            $     410
Ten Year....................................                         $   1,408           $     891            $     924

These tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund. The examples are intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.



                                                                                                              WF
                                                              STAGECOACH          NORWEST ADVANTAGE      LIMITED TERM
                                                          SHORT-INTERMEDIATE        LIMITED TERM       GOVERNMENT INCOME
                                                        U.S. GOVERNMENT INCOME    GOVERNMENT INCOME        PRO FORMA
                                                        -----------------------  -------------------  -------------------
Class A
Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)...............             4.50%                                       4.50%
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the
    date of original purchase or the NAV on the date
    of the redemption)................................              None                                        None

Annual Fund Operating Expenses (expenses that are
 deducted from fund assets):
Management fee........................................             0.50%                                       0.50%
Distribution (Rule 12b-1) fee.........................             0.05%                                       0.00%
Other expenses........................................             0.69%                                       0.55%
Total Annual Fund Operating Expenses(Gross)...........             1.24%                                       1.05%
Waiver................................................             0.28%(1)                                    0.09%(2)
Net Annual Fund Operating Expenses....................             0.96%                                       0.96%

Class B
Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)...............              None                                        None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the
    date of original purchase or the NAV on the date
    of the redemption)................................             5.00%                                       5.00%

Annual Fund Operating Expenses (expenses that are
 deducted from fund assets):
Management fee........................................             0.50%                                       0.50%
Distribution (Rule 12b-1) fee.........................             0.75%                                       0.75%
Other expenses........................................             0.72%                                       0.51%
Total Annual Fund Operating Expenses(Gross)...........             1.97%                                       1.76%
Waiver................................................             0.31%(1)                                    0.05%(2)
Net Annual Fund Operating Expenses....................             1.66%                                       1.71%

Class I
Shareholder Fees (fees paid directly from your investment):

                                                                                                              WF
                                                              STAGECOACH          NORWEST ADVANTAGE      LIMITED TERM
                                                          SHORT-INTERMEDIATE        LIMITED TERM       GOVERNMENT INCOME
                                                        U.S. GOVERNMENT INCOME    GOVERNMENT INCOME        PRO FORMA
                                                        -----------------------  -------------------  -------------------
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)...............              None                   None                 None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the
    date of original purchase or the NAV on the date
    of the redemption)................................              None                   None                 None

Annual Fund Operating Expenses (expenses that are
 deducted from fund assets):
Management fee........................................             0.50%                  0.33%                0.50%
Distribution (Rule 12b-1) fee.........................             0.00%                  0.00%                0.00%
Other expenses........................................             0.58%                  0.56%                0.24%
Total Annual Fund Operating Expenses(Gross)...........             1.08%                  0.89%                0.74%
Waiver................................................             0.17%(1)               0.21%(1)             0.06%(2)
Net Annual Fund Operating Expenses....................             0.91%                  0.68%                0.68%


------------------------


(1) Fee waiver is voluntary and may be reduced or eliminated at any time.



(2) Contractual fee waivers apply for 1 year from the closing date of the reorganization. After this time, these waivers may be reduced or eliminated only with the approval of Board of Trustees.


Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.


                                                                                                            WF
                                                              STAGECOACH         NORWEST ADVANTAGE     LIMITED TERM
                                                          SHORT-INTERMEDIATE       LIMITED TERM      GOVERNMENT INCOME
                                                        U.S. GOVERNMENT INCOME   GOVERNMENT INCOME       PRO FORMA
                                                        -----------------------  -----------------  -------------------
Class A
One Year..............................................         $     544                                 $     544
Three Year............................................         $     799                                 $     761
Five Year.............................................         $   1,075                                 $     995
Ten Year..............................................         $   1,859                                 $   1,667

Class B
One Year..............................................         $     669                                 $     674
Three Year............................................         $     888                                 $     849
Five Year.............................................         $   1,234                                 $   1,149
Ten Year..............................................         $   1,993                                 $   1,794

Class I
One Year..............................................         $      93             $      69           $      69
Three Year............................................         $     327             $     263           $     231
Five Year.............................................         $     579             $     472           $     406
Ten Year..............................................         $   1,302             $   1,077           $     913

                                                                                                                  WF
                                                                           STAGECOACH                          TAX-FREE
                                                                            NATIONAL      NORWEST ADVANTAGE     INCOME
                                                                          TAX-FREE BOND    TAX-FREE INCOME     PRO FORMA
                                                                          -------------  -------------------  -----------
Class A
Shareholder Fees (fees paid directly from your investment):
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price).................................        4.50%             4.50%            4.50%
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of original
    purchase or the NAV on the date of the redemption)..................         None              None             None

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
Management fee..........................................................        0.50%             0.50%            0.40%
Distribution (Rule 12b-1) fee...........................................        0.05%             0.00%            0.00%
Other expenses..........................................................        0.82%             0.49%            0.54%
Total Annual Fund Operating Expenses(Gross).............................        1.37%             0.99%            0.94%
Waiver..................................................................        0.56%(1)          0.39%(1)         0.14%(1)
Net Annual Fund Operating Exepnses......................................        0.81%             0.60%            0.80%

Class B
Shareholder Fees (fees paid directly from your investment):
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price).................................         None              None             None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of original
    purchase or the NAV on the date of the redemption)..................        5.00%             5.00%            5.00%

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
Management fee..........................................................        0.50%             0.50%            0.40%
Distribution (Rule 12b-1) fee...........................................        0.75%             1.00%            0.75%
Other expenses..........................................................        1.46%             0.55%            0.55%
Total Annual Fund Operating Expenses(Gross).............................        2.71%             2.05%            1.70%
Waiver..................................................................        1.30%(1)          0.70%(1)         0.15%(2)
Net Annual Fund Operating Expenses......................................        1.41%             1.35%            1.55%

Class C
Shareholder Fees (fees paid directly from your investment):.............
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price).................................         None                               None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of original
    purchase or the NAV on the date of the redemption)..................        1.00%                              1.00%

                                                                                                                  WF
                                                                           STAGECOACH                          TAX-FREE
                                                                            NATIONAL      NORWEST ADVANTAGE     INCOME
                                                                          TAX-FREE BOND    TAX-FREE INCOME     PRO FORMA
                                                                          -------------  -------------------  -----------
Annual Fund Operating Expenses (expenses that are deducted from fund assets):

Class C
Management fee..........................................................        0.50%                              0.40%
Distribution (Rule 12b-1) fee...........................................        0.75%                              0.75%
Other expenses..........................................................        0.85%                              0.55%
Total Annual Fund Operating Expenses(Gross).............................        2.10%                              1.70%
Waiver..................................................................        0.69%(1)                           0.15%(2)
Net Annual Fund Operating Expenses......................................        1.41%                              1.55%

Class I
Shareholder Fees (fees paid directly from your investment):
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price).................................         None              None             None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of original
    purchase or the NAV on the date of the redemption)..................         None              None             None

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
Management fee..........................................................        0.50%             0.50%            0.40%
Distribution (Rule 12b-1) fee...........................................        0.00%             0.00%            0.00%
Other expenses..........................................................        0.85%             0.42%            0.30%
Total Annual Fund Operating Expenses(Gross).............................        1.35%             0.92%            0.70%
Waiver..................................................................        0.59%(1)          0.32%(1)         0.10%(2)
Net Annual Fund Operating Expenses......................................        0.76%             0.60%            0.60%


------------------------


(1) Fee waiver is voluntary and may be reduced or eliminated at any time.



(2) Contractual fee waivers apply for 1 year from the closing date of the reorganization. After this time, these waivers may be reduced or eliminated only with the approval of Board of Trustees.

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.


                                                                                                                WF
                                                                           STAGECOACH                        TAX-FREE
                                                                            NATIONAL     NORWEST ADVANTAGE    INCOME
                                                                          TAX-FREE BOND   TAX-FREE INCOME    PRO FORMA
                                                                          -------------  -----------------  -----------
Class A
One Year................................................................    $     529        $     509       $     528
Three Year..............................................................    $     812        $     714       $     723
Five Year...............................................................    $   1,115        $     936       $     934
Ten Year................................................................    $   1,976        $   1,575       $   1,541

Class B
One Year................................................................    $     644        $     637       $     658
Three Year..............................................................    $   1,018        $     875       $     821
Five Year...............................................................    $   1,519        $   1,239       $   1,109
Ten Year................................................................    $   2,463        $   1,919       $   1,699

Class C
One Year................................................................    $     244                        $     258
Three Year..............................................................    $     591                        $     521
Five Year...............................................................    $   1,065                        $     909
Ten Year................................................................    $   2,376                        $   1,996

Class I
One Year................................................................    $      78        $      61       $      61
Three Year..............................................................    $     369        $     261       $     214
Five Year...............................................................    $     683        $     478       $     380
Ten Year................................................................    $   1,572        $   1,102       $     861

These tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund. The examples are intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.



                                                                                                  NORWEST
                                                                                                 ADVANTAGE
                                                                                                READY CASH
                                                              STAGECOACH       STAGECOACH       INVESTMENT       WF MONEY
                                                             MONEY MARKET         PRIME          (INVESTOR      MARKET FUND
                                                                 FUND         MONEY MARKET        CLASS)         PRO FORMA
                                                            ---------------  ---------------  ---------------  -------------

Class A
Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)...................          None             None             None            None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date
    of original purchase or the NAV on the date of the
    redemption)...........................................          None             None             None            None

Annual Fund Operating Expenses (expenses that are deducted
 from fund assets):
Management fee............................................         0.40%            0.25%            0.33%(3)        0.40%
Distribution (Rule 12b-1) fee.............................         0.05%            0.05%            0.00%           0.00%
Other expenses............................................         0.48%            0.53%            0.49%(3)        0.53%
Total Annual Fund Operating Expenses(Gross)...............         0.93%            0.83%            0.82%           0.93%
Waiver....................................................         0.18%(1)         0.08%(1)         0.00%(4)        0.17%(2)
Net Annual Fund Operating Expenses........................         0.75%            0.75%            0.82%           0.76%

Class S/B
Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)...................          None                              None            None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date
    of original purchase or the NAV on the date of the
    redemption)...........................................          None                              None            None

Annual Fund Operating Expenses (expenses that are deducted
 from fund assets):
Management fee............................................         0.40%                             0.33%(3)        0.40%
Distribution (Rule 12b-1) fee.............................         0.75%                             1.00%           0.75%
Other expenses............................................         0.47%                             4.07%(3)        0.53%
Total Annual Fund Operating Expenses(Gross)...............         1.62%                             5.40%           1.68%
Waiver....................................................         0.20%(1)                          3.83%(4)        0.17%(2)
Net Annual Fund Operating Expenses........................         1.42%                             1.57%           1.51%


------------------------


(1) Fee waiver is voluntary and may be reduced or eliminated at any time.



(2) Contractual fee waivers apply for 1 year from the closing date of the reorganization. After this time, these waivers may be reduced or eliminated only with the approval of Board of Trustees.



(3) This fee combines expenses charged at the fund and core portfolio levels. The core level expenses are based on the fund's current allocation among the different core portfolios.



(4) Any reduction of fee waiver requires board review.

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.


                                                                                                    NORWEST
                                                                  STAGECOACH       STAGECOACH      ADVANTAGE     WF MONEY
                                                                 MONEY MARKET         PRIME       READY CASH    MARKET FUND
                                                                     FUND         MONEY MARKET    INVESTMENT     PRO FORMA
                                                                ---------------  ---------------  -----------  -------------
Class A
One Year......................................................     $      77        $      77      $      84     $      78
Three Year....................................................     $     278        $     257      $     262     $     279
Five Year.....................................................     $     497        $     453      $     455     $     498
Ten Year......................................................     $   1,127        $   1,018      $   1,014     $   1,127

Class S/B
One Year......................................................     $     145                       $     160     $     154
Three Year....................................................     $     497                       $   1,333     $     519
Five Year.....................................................     $     886                       $   2,627     $     922
Ten Year......................................................     $   2,041                       $   6,472     $   2,119



These tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund. The examples are intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.



                                                     STAGECOACH      STAGECOACH                        WF CASH INVESTMENT
                                                     PRIME MONEY     PRIME MONEY      NORWEST CASH      MONEY MARKET FUND
                                                    MARKET (SERV)  MARKET (ADMIN)    INVESTMENT FUND        PRO FORMA
                                                    -------------  ---------------  -----------------  -------------------
Class Service/Admin
Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)...........         None            None              None                None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on
    the date of original purchase or the NAV on
    the date of the redemption)...................         None            None              None                None

Annual Fund Operating Expenses (expenses that are
 deducted from fund assets):
Management fee....................................        0.25%           0.25%             0.23%(3)            0.10%
Distribution (Rule 12b-1) fee.....................        0.00%           0.00%             0.00%               0.00%
Other expenses....................................        0.40%           0.35%             0.33%(3)            0.45%
Total Annual Fund Operating Expenses(Gross).......        0.65%           0.60%             0.56%               0.55%
Waiver............................................        0.20%(1)        0.15%(1)          0.08%(4)            0.07%(2)
Net Annual Fund Operating Expenses................        0.45%           0.45%             0.48%               0.48%

                                                     STAGECOACH      STAGECOACH                        WF CASH INVESTMENT
                                                     PRIME MONEY     PRIME MONEY      NORWEST CASH      MONEY MARKET FUND
                                                    MARKET (SERV)  MARKET (ADMIN)    INVESTMENT FUND        PRO FORMA
                                                    -------------  ---------------  -----------------  -------------------
Class I
Shareholder Fees (fees paid directly from your
 investment):
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)...........         None                                                  None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on
    the date of original purchase or the NAV on
    the date of the redemption)...................         None                                                  None

Annual Fund Operating Expenses (expenses that are
 deducted from fund assets):
Management fee....................................        0.25%                                                 0.10%
Distribution (Rule 12b-1) fee.....................        0.00%                                                 0.00%
Other expenses....................................        0.16%                                                 0.19%
Total Annual Fund Operating Expenses(Gross).......        0.41%                                                 0.29%
Waiver............................................        0.16%(1)                                              0.04%(2)
Net Annual Fund Operating Expenses................        0.25%                                                 0.25%


------------------------


(1) Fee waiver is voluntary and may be reduced or eliminated at any time.



(2) Contractual fee waivers apply for 1 year from the closing date of the reorganization. After this time, these waivers may be reduced or eliminated only with the approval of Board of Trustees.



(3) This fee combines expenses charged at the fund and core portfolio levels. The core level expenses are based on the fund's current allocation among the different core portfolios.



(4) Any reduction in fee waiver requires approval by the Fund's Board of Trustees.

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.


                                                      STAGECOACH     STAGECOACH PRIME                     WF CASH INVESTMENT
                                                      PRIME MONEY      MONEY MARKET      NORWEST CASH      MONEY MARKET FUND
                                                     MARKET (SERV)        (ADMIN)       INVESTMENT FUND        PRO FORMA
                                                    ---------------  -----------------  ---------------  ---------------------
Service/Admin
One Year..........................................     $      46         $      46         $      49           $      49
Three Year........................................     $     188         $     177         $     171           $     169
Five Year.........................................     $     342         $     320         $     305           $     300
Ten Year..........................................     $     791         $     736         $     694           $     683

Class I
One Year..........................................     $      26                                               $      26
Three Year........................................     $     115                                               $      89
Five Year.........................................     $     214                                               $     159
Ten Year..........................................     $     502                                               $     364

These tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund. The examples are intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.



                                                                                                               WF
                                                                         STAGECOACH      NORWEST MUNI   NATIONAL TAX-FREE
                                                                      NATIONAL TAX-FREE  MONEY MARKET     MONEY MARKET
                                                                        MONEY MARKET         FUND           PRO FORMA
                                                                      -----------------  -------------  -----------------
Class A

Shareholder Fees (fees paid directly from your investment):
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price).............................           None             None             None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of original
    purchase or the NAV on the date of the redemption)..............           None             None             None

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
Management fee......................................................          0.30%            0.34%            0.25%
Distribution (Rule 12b-1) fee.......................................          0.05%            0.00%            0.00%
Other expenses......................................................          0.78%            0.49%            0.83%
Total Annual Fund Operating Expenses(Gross).........................          1.13%            0.83%            1.08%
Waiver..............................................................          0.43%(1)         0.18%(1)         0.43%(2)
Net Annual Fund Operating Expenses..................................          0.70%            0.65%            0.65%



(1) Fee waiver is voluntary and may be reduced or eliminated at any time.



(2) Contractual fee waivers apply for 1 year from the closing date of the reorganization. After this time, these waivers may be reduced or eliminated only with the approval of Board of Trustees.


Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.


                                                                                                               WF
                                                                         STAGECOACH      NORWEST MUNI   NATIONAL TAX-FREE
                                                                      NATIONAL TAX-FREE  MONEY MARKET     MONEY MARKET
                                                                        MONEY MARKET         FUND           PRO FORMA
                                                                      -----------------  -------------  -----------------
Class A
One Year............................................................      $      72        $      66        $      66
Three Year..........................................................      $     316        $     247        $     301
Five Year...........................................................      $     581        $     443        $     554
Ten Year............................................................      $   1,336        $   1,009        $   1,278

                                                                                                               WF
                                                                                                        NATIONAL TAX-FREE
                                                                         STAGECOACH         NORWEST       INSTITUTIONAL
                                                                      NATIONAL TAX-FREE   MUNI MONEY      MONEY MARKET
                                                                        MONEY MARKET      MARKET FUND       PRO FORMA
                                                                      -----------------  -------------  -----------------
Class Service

Shareholder Fees (fees paid directly from your investment):
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price).............................                            None             None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of original
    purchase or the NAV on the date of the redemption)..............                            None             None

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
Management fee......................................................                           0.34%            0.10%
Distribution (Rule 12b-1) fee.......................................                           0.00%            0.00%
Other expenses......................................................                           0.25%            0.47%
Total Annual Fund Operating Expenses(Gross).........................                           0.59%            0.57%
Waiver..............................................................                           0.14%(1)         0.12%(2)
Net Annual Fund Operating Expenses..................................                           0.45%            0.45%

Class I

Shareholder Fees (fees paid directly from your investment):
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price).............................           None                              None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of original
    purchase or the NAV on the date of the redemption)..............           None                              None

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
Management fee......................................................          0.30%                             0.10%
Distribution (Rule 12b-1) fee.......................................          0.00%                             0.00%
Other expenses......................................................          0.23%                             0.22%
Total Annual Fund Operating Expenses(Gross).........................          0.53%                             0.32%
Waiver..............................................................          0.23%(1)                          0.02%(2)
Net Annual Fund Operating Expenses..................................          0.30%                             0.30%


------------------------


(1) Fee waiver is voluntary and may be reduced or eliminated at any time.



(2) Contractual fee waivers apply for 1 year from the closing date of the reorganization. After this time, these waivers may be reduced or eliminated only with the approval of Board of Trustees.

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.


                                                                                                                    WF
                                                                                                             NATIONAL TAX-FREE
                                                                          STAGECOACH           NORWEST         INSTITUTIONAL
                                                                       NATIONAL TAX-FREE     MUNI MONEY        MONEY MARKET
                                                                         MONEY MARKET        MARKET FUND         PRO FORMA
                                                                      -------------------  ---------------  -------------------
Class Service
One Year............................................................                          $      46          $      46
Three Year..........................................................                          $     175          $     171
Five Year...........................................................                          $     315          $     306
Ten Year............................................................                          $     725          $     702

Class I
One Year............................................................       $      31                             $      31
Three Year..........................................................       $     147                             $     101
Five Year...........................................................       $     273                             $     178
Ten Year............................................................       $     643                             $     404

These tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund. The examples are intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.



                                                                                                   WF
                                           STAGECOACH      STAGECOACH        NORWEST         TREASURY PLUS
                                            TREASURY     TREASURY PLUS      ADVANTAGE      INST MONEY MARKET
                                          PLUS (SERV)       (ADMIN)       TREASURY PLUS        PRO FORMA
                                          ------------   --------------   --------------   ------------------
Class Service

Shareholder Fees (fees paid directly
 from your investment):
  Maximum Sales Charge (Load) on
    Purchases
    (as a percentage of offering
    price)..............................         None             None             None                 None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the
    NAV on the date of original purchase
    or the NAV on the date of the
    redemption).........................         None             None             None                 None

Annual Fund Operating Expenses (expenses
 that are deducted from fund assets):
Management fee..........................        0.25%            0.25%            0.20%                0.10%
Distribution (Rule 12b-1) fee...........                         0.00%            0.00%                0.00%
Other expenses..........................        0.40%            0.35%            0.40%                0.47%
Total Annual Fund Operating
 Expenses(Gross)........................        0.65%            0.60%            0.60%                0.57%
Waiver..................................        0.20%(1)         0.15%(1)         0.10%(1)             0.11%(2)
Net Annual Fund Operating Expenses......        0.45%            0.45%            0.50%                0.46%

Class I

Shareholder Fees (fees paid directly
 from your investment):
  Maximum Sales Charge (Load) on
    Purchases
    (as a percentage of offering
    price)..............................         None                                                   None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the
    NAV on the date of original purchase
    or the NAV on the date of the
    redemption).........................         None                                                   None

Annual Fund Operating Expenses (expenses
 that are deducted from fund assets):
Management fee..........................        0.25%                                                  0.10%
Distribution (Rule 12b-1) fee...........                                                               0.00%
Other expenses..........................        0.15%                                                  0.22%
Total Annual Fund Operating
 Expenses(Gross)........................        0.40%                                                  0.32%
Waiver..................................        0.15%(1)                                               0.07%(2)
Net Annual Fund Operating Expenses......        0.25%                                                  0.25%


------------------------


(1) Fee waiver is voluntary and may be reduced or eliminated at any time.



(2) Contractual fee waivers apply for 1 year from the closing date of the reorganization. After this time, these waivers may be reduced or eliminated only with the approval of Board of Trustees.

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.


                                                                                                                      WF
                                                             STAGECOACH      STAGECOACH         NORWEST          TREASURY PLUS
                                                            TREASURY PLUS   TREASURY PLUS      ADVANTAGE       INST MONEY MARKET
                                                               (SERV)          (ADMIN)       TREASURY PLUS         PRO FORMA
                                                            -------------  ---------------  ---------------  ---------------------
Service/Admin
One Year..................................................    $      46       $      46        $      51           $      47
Three Year................................................    $     188       $     177        $     182           $     172
Five Year.................................................    $     342       $     320        $     325           $     307
Ten Year..................................................    $     791       $     736        $     740           $     703

Class I
One Year..................................................    $      26                                            $      26
Three Year................................................    $     113                                            $      96
Five Year.................................................    $     209                                            $     173
Ten Year..................................................    $     491                                            $     399

These tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund. The examples are intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.



                                                                                                                  WF
                                                                       STAGECOACH       NORWEST ADVANTAGE     GOVERNMENT
                                                                       GOVERNMENT         US GOVERNMENT      MONEY MARKET
                                                                      MONEY MARKET        MONEY MARKET         PRO FORMA
                                                                    -----------------  -------------------  ---------------
Class A

Shareholder Fees (fees paid directly from your investment):
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)...........................           None                                   None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of
    original purchase or the NAV on the date of the redemption)...           None                                   None

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
Management fee....................................................          0.25%                                  0.35%
Distribution (Rule 12b-1) fee.....................................          0.05%                                  0.00%
Other expenses....................................................          0.70%                                  0.54%
Total Annual Fund Operating Expenses(Gross).......................          1.00%                                  0.89%
Waiver............................................................          0.25%(1)                               0.14%(2)
Net Annual Fund Operating Expenses................................          0.75%                                  0.75%

Service Class

Shareholder Fees (fees paid directly from your investment):
  Maximum Sales Charge (Load) on Purchases
    (as a percentage of offering price)...........................                               None               None
  Maximum Deferred Sales Charge (Load)
    (as a percentage of the lower of the NAV on the date of
    original purchase or the NAV on the date of the redemption)...                               None               None

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
Management fee....................................................                              0.14%              0.35%
Distribution (Rule 12b-1) fee.....................................                              0.00%              0.00%
Other expenses....................................................                              0.38%              0.19%
Total Annual Fund Operating Expenses(Gross).......................                              0.52%              0.54%
Waiver............................................................                              0.02%(1)           0.04%(2)
Net Annual Fund Operating Expenses................................                              0.50%              0.50%


------------------------


(1) Fee waiver is voluntary and may be reduced or eliminated at any time.



(2) Contractual fee waivers apply for 1 year from the closing date of the reorganization. After this time, these waivers may be reduced or eliminated only with the approval of Board of Trustees.

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.


                                                                                                                  WF
                                                                       STAGECOACH       NORWEST ADVANTAGE     GOVERNMENT
                                                                       GOVERNMENT         US GOVERNMENT      MONEY MARKET
                                                                      MONEY MARKET        MONEY MARKET         PRO FORMA
                                                                    -----------------  -------------------  ---------------
Class A
One Year..........................................................      $      77                              $      77
Three Year........................................................      $     294                              $     270
Five Year.........................................................      $     528                              $     479
Ten Year..........................................................      $   1,202                              $   1,083

Class Service
One Year..........................................................                          $      51          $      51
Three Year........................................................                          $     165          $     169
Five Year.........................................................                          $     289          $     298
Ten Year..........................................................                          $     651          $     673

         EXHIBIT B--COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES


EQUITY FUNDS

WF ASSET ALLOCATION FUND
(Modeled on SC Asset Allocation Fund)

Comparison of:        SC ASSET ALLOCATION FUND            WHICH WILL REORGANIZE INTO
                      AND                                 WF ASSET ALLOCATION FUND
                      SC BALANCED FUND

OBJECTIVES:

SC ASSET           -  seeks long-term total return, consistent with reasonable risk.
ALLOCATION FUND:
SC BALANCED FUND:  -  seeks current income and long-term total return, consistent with reasonable risk, through a balanced investment approach.
WF ASSET           -  seeks long-term total return, consistent with reasonable risk.
ALLOCATION FUND:

INVESTMENT STRATEGIES:

SC ASSET           The Fund's investment strategies are substantially the same as the WF
ALLOCATION FUND:   Asset Allocation Fund described below.
SC BALANCED FUND:  The Fund pursues a balanced and diversified investment approach by investing generally between 30% to 70% of its assets in common stocks and the remainder in debt securities.

                   The Fund invests the equity portion of its portfolio:
                   -  in common stocks trading at low price-to-earnings ratios, as measured against the stock market as a whole or against the individual stock's own price history;
                   -  in securities whose price-to-book and price-to-cash flow ratios indicate attractive valuation;
                   -  primarily in common stocks of both large, well-established companies and smaller companies with market capitalization exceeding $50 million at time of purchase; and
                   -  in foreign companies through ADRs and similar instruments, up to 25%
                   of total assets.
                   The Fund invests the fixed-income portion of its portfolio in:
                   -  corporate bonds, commercial paper, and mortgage-backed and asset-backed securities based on their relatively greater stability of income and principal. The Fund may invest in zero coupon bonds.
                   -  The Fund's investments include:
                   --  commercial paper rated A-2 by S&P or Prime-2 by Moody's or better;
                   --  corporate debt securities rated BBB by S&P or Baa by Moody's or better; and
                   --  mortgage-backed and asset-backed securities rated AA by S&P or Aa by
                       Moody's or better.

WF ASSET           The WF Asset Allocation Fund allocates and reallocates assets among
ALLOCATION FUND:   common stocks, U.S. Treasury Bonds and money market instruments. This strategy is based on the premise that asset classes are at times undervalued or overvalued in comparison to one another and that investing in undervalued asset classes offers better long-term, risk-adjusted returns. The Fund manages the allocation of investments in its portfolio assuming a "normal" allocation of 60% stocks and 40%
                   bonds. This is not a "target" allocation but rather is a design feature that is intended to set a level of risk tolerance for the Fund. The Fund does not have a maximum or minimum limit for its investments in any asset class and may invest substantially all of its assets in a single class.

                   The asset classes the Fund invests in are:
                   -  STOCK INVESTMENTS--The Fund invests in common stocks to replicate the
                      S&P 500 Index. The Fund does not individually select common stocks on the basis of traditional investment analysis. Instead, the Fund invests in each company comprising the S&P 500 Index in proportion to its weighting in the S&P 500 Index;
                   -  BOND INVESTMENTS--The Fund invests in U.S. Treasury Bonds to replicate the holdings of the Lehman Brothers 20+ Bond Index. Bonds in this Index have remaining maturities of twenty years or more; and
                   -  MONEY MARKET INVESTMENTS--The Fund invests this portion of its assets in high-quality money market instruments, including U.S. Government obligations, obligations of foreign and domestic banks, short-term corporate debt instruments and repurchase agreements.

                   The Fund is not required to maintain a minimum investment in any asset class and may invest all of its assets in a single class.

                   Under normal market conditions, the Fund may invest:
                   -  in call and put options on stock indexes, stock index futures, options on stock index futures, and interest rate futures contracts as a substitute for a comparable market position in stocks or bonds;
                   -  in interest rate and index swaps; and
                   -  up to 25% of its total assets in foreign obligations qualifying as money market instruments.



-------------------------------------------------------------------------------------------

                                                            PORTFOLIO MANAGERS
-------------------------------------------------------------------------------------------
SC ASSET ALLOCATION FUND                                  Asset Allocation Model
SC BALANCED FUND                                        Rex Wardlaw and Scott Smith
WF ASSET ALLOCATION FUND                                  Asset Allocation Model

WF GROWTH FUND
(Modeled on SC Growth Fund)

Comparison of:        SC GROWTH FUND                             WHICH WILL REORGANIZE INTO
                      AND                                        WF GROWTH FUND
                      NAF VALUGROWTH-SM- STOCK FUND

OBJECTIVES:


SC GROWTH FUND:           -  seeks long-term capital appreciation and current income.
NAF VALUGROWTH-SM- STOCK  -  seeks long-term capital appreciation.
FUND:
WF GROWTH FUND:           -  seeks long-term capital appreciation.


INVESTMENT STRATEGIES:

SC GROWTH FUND:    The Fund's investment strategies are substantially the same as the WF
                   Growth Fund described below.
NAF                The Fund invests primarily in medium- and large-capitalization companies
VALUGROWTH-SM-     that appear to have above-average growth characteristics and appear to
STOCK FUND:        be undervalued. The Fund considers such matters as the quality of a company's management, the existence of a leading or dominant position in a major product line or market, the soundness of the company's financial position, and the maintenance of a relatively high rate of return on invested capital and shareholder's equity.

                   The Fund may:
                   -  invest up to 20% of its total assets in securities of foreign companies;
                   -  write covered call options and purchase call options on equity securities to manage risk or enhance returns; and
                   -  invest in "special situations," which are companies that have the potential for significant future earnings growth but have not performed well in the recent past.

WF GROWTH FUND:    The Fund primarily invests in common stocks and other equity securities.
                   The Fund looks for companies that have a strong earnings growth trend and that have above-average prospects for future growth. The Fund focuses its investment strategy on larger capitalization stocks.

                   The Fund normally invests:
                   -  at least 65% of its total assets in equity securities, including common and preferred stocks, and securities convertible into common stocks;
                   -  the majority of its total assets in issues of companies with market capitalization that falls within, but towards the higher end of, the range of the Russell 1000 Index, an index comprised of the 1,000 largest U.S. companies based on total market capitalization, which is considered a mid-capitalization index; and
                   -  up to 25% of its total assets in foreign companies through American
                      Depositary Receipts and similar instruments;

                   Unlike the NAF ValuGrowth-SM- Stock Fund, the WF Growth Fund does not write covered call options or purchase call options on equity securities to manage risk or enhance gains.


-------------------------------------------------------------------------------------------

                                                            PORTFOLIO MANAGERS
-------------------------------------------------------------------------------------------
SC GROWTH FUND                                                  Kelli Hill
NAF VALUGROWTH-SM- STOCK FUND                               Charlie Mayer, CFA
WF GROWTH FUND                                                  Kelli Hill

WF INCOME EQUITY FUND
(Modeled on NAF Income Equity Fund)

Comparison of:   SC DIVERSIFIED EQUITY INCOME FUND             WHICH WILL REORGANIZE INTO
                 AND                                           WF INCOME EQUITY FUND
                 NAF INCOME EQUITY FUND

OBJECTIVES:


SC DIVERSIFIED EQUITY     -  seeks to earn current income and a growing stream of income
INCOME FUND:              over time, consistent with the preservation of capital.
NAF INCOME EQUITY FUND:   -  seeks long-term capital appreciation and above-average
                          dividend income.
WF INCOME EQUITY FUND:    -  seeks long-term capital appreciation and above-average
                          dividend income.


INVESTMENT STRATEGIES:

SC DIVERSIFIED EQUITY   The Fund actively manages a diversified portfolio of
INCOME FUND:            income-producing equity securities. In selecting stocks, the Fund emphasizes dividend histories and trends. The Fund also looks for equity securities that it believes are selling for less than their intrinsic or true value and that generally exhibit the following characteristics: above average financial strength, a strong position in their industry, a history of profit growth, and relatively high dividends. The Fund also may invest in U.S. Government obligations, a broad range of debt securities, including bonds and other debt obligations of domestic corporations, U.S. dollar-denominated debt instruments of foreign issuers, including foreign governments and companies, and various asset-backed securities.

                        Under normal market conditions, the Fund may invest:
                        -  at least 65% of its total assets in equity securities;
                        -  at least 90% of its equity portfolio in issues of companies with market capitalization that falls within the range of the Russell
                           1000 Index
                        -  up to 25% of its total assets in foreign companies through ADRs;
                        -  up to 15% of its total assets in emerging markets;
                        -  most of its debt portfolio in companies and government entities within the U.S.;
                        -  generally all of its debt portfolio in instruments rated at the time acquisition in the four highest credit categories by one or more NSRO or, if unrated, of comparable quality;
                        -  up to 20% of its nonconvertible debt portfolio in instruments rated in the four highest credit categories.
NAF INCOME EQUITY       The Fund's investment strategies are substantially similar to the WF
FUND:                   Income Equity Fund described below. The NAF Income Equity Fund will normally invest no more than 5% of its total assets in the securities of a single issuer.

WF INCOME EQUITY FUND:  The Fund invests primarily in the common stock of large, high-quality domestic companies that have above-average return potential based on current market valuations. The Fund primarily emphasizes investments in securities of companies with above-average dividend income. The Fund uses various valuation measures when selecting securities for the portfolio, including above-average dividend yields and below industry average price-to-earnings, price-to-book and price-to-sales ratios. The Fund considers large companies to be those whose market capitalization is greater than the median of the Russell 1000 Index. Under normal market
                        conditions, the Fund invests:
                        -  at least 65% of its total assets in income-producing equity securities; and
                        -  in issues of companies with market capitalization greater than the median of the Russell 1000 Index.

                        The WF Income Equity Fund may invest in preferred stocks,
                        convertible securities, and securities of foreign companies. Unlike the NAF Income Equity Fund, the Fund will normally limit its investment in a single issuer to 10% or less of its total assets.



-------------------------------------------------------------------------------------------

                                                            PORTFOLIO MANAGERS
-------------------------------------------------------------------------------------------
SC DIVERSIFIED EQUITY INCOME FUND:                   Allen Wisniewski and Rex Wardlaw
NAF INCOME EQUITY FUND:                           David L. Roberts, CFA and Gary J. Dunn
WF INCOME EQUITY FUND:                            David L. Roberts, CFA and Gary J. Dunn

WF SMALL CAP FUND
(Modeled on SC Small Cap Fund)

Comparison of:   SC SMALL CAP FUND                       WHICH WILL REORGANIZE INTO
                 AND                                     WF SMALL CAP FUND
                 SC STRATEGIC GROWTH FUND
                 AND
                 NAF SMALL COMPANY STOCK FUND

OBJECTIVES:


SC SMALL CAP FUND:                 -  seeks above-average, long-term capital appreciation.
SC STRATEGIC GROWTH FUND:          -  seeks above-average, long-term capital appreciation.
NAF SMALL COMPANY STOCK FUND:      -  seeks long-term capital appreciation.
WF SMALL CAP FUND:                 -  seeks above-average, long-term capital appreciation.


INVESTMENT STRATEGIES:


SC SMALL CAP FUND:      The Fund's investment strategies are substantially the same as the
                        WF Small Cap Fund described below.
SC STRATEGIC GROWTH     The Fund's investment strategies are similar to the WF Small Cap
FUND:                   Fund described below, except that the Fund tends to invest more of its assets in mid-capitalization companies. The Fund invests the majority of its holdings in established mid-capitalization growth companies, turnaround or acquisition candidates, or attractive larger capitalization companies. In addition, the Fund may invest:
                        -  at least 65% of its assets in common stocks and convertible securities that the Fund believes have better-than-average prospects to increase in value;
                        -  at least 65% of its assets in companies whose market
                        capitalization at the time of purchase is within the capitalization range of the companies listed on the Russell MidCap Index; and
                        -  up to 15% of its assets in certain call and put options.
NAF SMALL COMPANY       The Fund invests primarily in the common stock of small- and medium-
STOCK FUND:             sized domestic companies that have market capitalizations well below that of the average company in the S&P 500 Index. The Fund invests in companies that may be in a relatively early stage of development or may produce goods and services that have favorable prospects for growth due to increasing demand or developing markets. The Fund may invest up to 20% of its total assets in the securities of foreign companies. The Fund may write covered call options and purchase call options on equity securities to manage risk or enhance returns.

WF SMALL CAP FUND:      The WF Small Cap Fund actively manages a diversified portfolio of common stocks issued by companies whose market capitalization falls within the range of the Russell 2000 Index. The Fund will sell the stock of any company whose market capitalization exceeds the range of this index for sixty consecutive days. The Fund invests in the common stocks of domestic and foreign companies that the Fund believes have above-average prospects for capital growth, or that may be involved in new or innovative products, services and processes. Under normal market conditions, the Fund invests:
                        -  in an actively managed, broadly diversified portfolio of growth-
                           oriented common stocks;
                        -  in at least 20 common stock issues spread across multiple industry groups and sectors of the economy;
                        -  up to 40% of its assets in initial public offerings or recent start-ups and newer issues; and
                        -  no more than 25% of its assets in foreign companies through
                           American Depositary Receipts or similar issues.


-------------------------------------------------------------------------------------------

                                                            PORTFOLIO MANAGERS
-------------------------------------------------------------------------------------------
SC SMALL CAP FUND                                   Kenneth Lee and Thomas Zeifang, CFA
SC STRATEGIC GROWTH FUND                           Chris Greene and Thomas Zeifang, CFA
NAF SMALL COMPANY STOCK FUND                        Kenneth Lee and Thomas Zeifang, CFA
WF SMALL CAP FUND                                   Kenneth Lee and Thomas Zeifang, CFA

INCOME FUNDS

WF INCOME FUND
(Modeled on NAF Income Fund)

Comparison of:     NAF INCOME FUND                                   WHICH WILL REORGANIZE
                   AND                                               INTO
                   NAF TOTAL RETURN BOND FUND                        WF INCOME FUND
                   AND
                   NAF PERFORMA STRATEGIC VALUE
                   BOND FUND

OBJECTIVES:


NAF INCOME FUND:          -  seeks to provide total return consistent with current income.
NAF TOTAL RETURN BOND     -  seeks to provide total return.
FUND:
NAF PERFORMA STRATEGIC    -  seeks to provide total return by investing primarily in income
VALUE BOND FUND:             producing securities.
WF INCOME FUND:           -  seeks to provide total return consistent with current income.


INVESTMENT STRATEGIES:

NAF INCOME FUND:          The Fund's primary investment strategies are substantially the same as the WF Income Fund described below.
NAF TOTAL RETURN BOND     The Fund's primary investment strategies are similar to the WF
FUND:                     Income Fund described below. In addition, the Fund particularly seeks strategic diversification. The NAF Total Return Fund generally invests 65% of its total assets in fixed-income
                          securities rated, within the 3 highest rating categories, or, if unrated, of comparable quality.

                          Normally, the Fund limits its investments to:
                          -  75% of its total assets in corporate bonds;
                          -  65% of its total assets in mortgage-backed securities;
                          -  50% of its total assets in asset-backed securities;
                          -  25% of its total assets in a single industry of the corporate market; or
                          -  5% of its total assets in the corporate bonds of any single issuer.

                          The NAF Total Return Fund may invest in U.S. Government
                          Securities. The average maturity of the Fund will vary between 5 and 15 years, and the Fund's duration normally will vary between
                          3 and 8 years. The Fund may use options, swap agreements,
                          interest rate caps, floors and collars, and futures contracts to manage risk. The Fund also may use options to enhance return.
NAF PERFORMA STRATEGIC    The Fund's investment strategies are substantially the same as
VALUE BOND FUND:          the NAF Total Return Bond Fund described above and similar to the
                          WF Income Fund described below.

WF INCOME FUND:           The Fund invests in a diversified portfolio of debt and
                          variable-rate debt securities issued by domestic and foreign issuers. The Fund invests in a broad spectrum of U.S. issues, including U.S. Government obligations, mortgage- and other asset-backed securities, and the debt securities of financial institutions, corporations, and others. The Fund targets average portfolio duration in a range based on the average portfolio duration of the mutual funds included in the Lipper Corporate
                          A-Rated Debt Average (a peer group comparison of funds with similar objectives and policies). The published average duration of these funds is currently about 5.6 years, but is expected to change over time. The Fund attempts to enhance its performance by adjusting the average duration within the range to benefit from the effect of various economic factors, such as inflation and growth cycles.

                          Under normal market conditions, the Fund invests:
                          -  up to 70% of its total assets in corporate debt securities such as bonds, debentures and notes, including other debt
                             securities that can be converted into or exchanged for common stocks;
                          -  at least 30% of its total assets in U.S. Government
                             obligations;
                          -  up to 50% of its total assets in mortgage-backed securities and up to 25% of its assets in asset-backed securities;
                          -  at least 80% of its total assets in investment-grade debt securities; and
                          -  up to 20% of its total assets in below investment-grade debt securities rated, at the time of purchase, in the fifth
                             highest long-term rating category assigned by an NRSRO or, if unrated, of comparable quality.

                          The Fund also may invest in zero coupon securities and enter into dollar roll transactions. The Fund invests primarily in
                          securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to
                          40 years. It is anticipated that the Fund's portfolio will have an average dollar-weighted maturity of between 3 and 15 years.



-------------------------------------------------------------------------------------------

                                                          PORTFOLIO MANAGERS
-------------------------------------------------------------------------------------------
NAF INCOME FUND                                         Majorie H. Grace, CFA
NAF TOTAL RETURN BOND FUND                 Richard Merriam, CFA, John Huber, and David Yim
NAF PERFORMA STRATEGIC VALUE BOND FUND     Richard Merriam, CFA, John Huber, and David Yim
WF INCOME FUND                                          Majorie H. Grace, CFA

WF INTERMEDIATE GOVERNMENT INCOME FUND
(Modeled on NAF Intermediate Government Income Fund)

Comparison of:   SC U.S. GOVERNMENT INCOME FUND                  WHICH WILL REORGANIZE INTO
                 AND                                             WF INTERMEDIATE GOVERNMENT
                 SC U.S. GOVERNMENT ALLOCATION FUND              INCOME FUND
                 AND
                 NAF INTERMEDIATE GOVERNMENT
                 INCOME FUND

OBJECTIVES:


SC U.S. GOVERNMENT        -  seeks a long-term total rate of return through preserving
INCOME FUND:              capital and earning high interest income by investing principally in a portfolio of U.S. Government mortgage pass-through
                             securities, consisting primarily of securities issued by GNMA,
                             FNMA and FHLMC.
SC U.S. GOVERNMENT        -  seeks over the long-term a high level of total return,
ALLOCATION FUND:          including net realized an unrealized capital gains and net investment income, consistent with reasonable risk.
NAF INTERMEDIATE          -  seeks to provide current income, consistent with safety of
GOVERNMENT INCOME FUND:      principal.
WF INTERMEDIATE           -  seeks current income, consistent with safety of principal.
GOVERNMENT INCOME FUND:


INVESTMENT STRATEGIES:

SC U.S. GOVERNMENT      The Fund actively manages a diversified portfolio of U.S. Government
INCOME FUND:            mortgage pass-through securities (including those issued by GNMA,
                        FNMA, and FHLMC), U.S. Treasury securities and repurchase
                        agreements. Under normal market conditions, the Fund invests at least 65% of its total assets in mortgage pass-through securities.
SC U.S. GOVERNMENT      The Fund allocates and reallocates assets among long-term U.S.
ALLOCATION FUND:        Treasury bonds, intermediate-term U.S. Treasury notes, and short-term money market instruments. This strategy is based on the premise that asset classes are at times undervalued or overvalued in comparison to one another and that investing in undervalued asset classes offers better long-term, risk-adjusted returns. The Fund normally invests at least 65% of its total assets in Government obligations.

                        The Fund has no minimum investment in any of the three asset classes and may invest substantially all of its assets in a single asset class. The allocation may shift at any time.
NAF INTERMEDIATE        The Fund's investment strategies are substantially the same as the
GOVERNMENT INCOME       WF Intermediate Income Fund described below.
FUND:

WF INTERMEDIATE         The Fund invests primarily in fixed and variable rate U.S.
GOVERNMENT INCOME       Government obligations. Under normal circumstances, the Fund intends
FUND:                   to invest at least 65% of its total assets in U.S. Government obligations and may invest up to 35% of its total assets in debt securities that are not U.S. Government obligations. The Fund targets the average portfolio duration in a range based on the average duration of 5-year U.S. Treasury securities. As a result, the dollar-weighted average maturity of the Fund generally ranges from 4 to 8 years. The Fund emphasizes the use of intermediate maturity securities to manage interest rate risk and use
                        mortgage-backed securities to enhance yield.

                        Under normal market conditions, the Fund invests:
                        -  at least 65% of its total assets in U.S. Government obligations;
                        -  up to 50% of its total assets in mortgage-backed securities, and up to 25% of its total assets in asset-backed securities; and
                        -  up to 10% of its total assets in zero coupon securities.

                        The Fund may enter into dollar rolls. The Fund may not invest more than 25% of its total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury. The Fund will purchase only securities that are rated, at the time of purchase, within the two highest rating categories assigned by an NSRO or, if unrated, of comparable quality.

                        The Fund may use options, swap agreements, interest rate caps, floors and collars, and futures contracts to manage risk. The Fund also may use options to enhance return.



-------------------------------------------------------------------------------------------

                                                            PORTFOLIO MANAGERS
-------------------------------------------------------------------------------------------
SC U.S. GOVERNMENT INCOME FUND                          Scott Smith and Paul Single
SC U.S. GOVERNMENT ALLOCATION FUND                        Asset Allocation Model
NAF INTERMEDIATE GOVERNMENT INCOME FUND                   Marjorie H. Grace, CFA
WF INTERMEDIATE GOVERNMENT INCOME FUND                    Marjorie H. Grace, CFA

WF LIMITED TERM GOVERNMENT INCOME FUND
(Modeled on SC Short-Intermediate U.S. Government Income Fund)

Comparison of:   SC SHORT-INTERMEDIATE                     WHICH WILL REORGANIZE INTO
                 U.S. GOVERNMENT INCOME FUND               WF LIMITED TERM
                 AND                                       GOVERNMENT INCOME FUND
                 NAF LIMITED TERM GOVERNMENT
                 INCOME FUND

OBJECTIVES:


SC SHORT-INTERMEDIATE     -  seeks to provide investors with current income while
U.S. GOVERNMENT INCOME    preserving capital by investing primarily in a portfolio
FUND:                        consisting of short to intermediate-term securities issued or guaranteed by the U.S. Government, its agencies and
                             instrumentalities.
NAF LIMITED TERM          -  seeks to provide investors with current income while
GOVERNMENT INCOME FUND:   preserving capital.
WF LIMITED TERM           -  seeks to provide investors with current income while
GOVERNMENT INCOME FUND:   preserving capital.


INVESTMENT STRATEGIES:


SC SHORT-INTERMEDIATE   The Fund's investment strategies are substantially the same as the
U.S. GOVERNMENT INCOME  WF Short-Intermediate U.S Government Income Fund described below.
FUND:
NAF LIMITED TERM        The Fund primarily invests in fixed and variable rate U.S.
GOVERNMENT INCOME       Government securities. The Fund normally invests at least 65% of its
FUND:                   total assets in U.S. Government securities and may invest up to 35%
                        of its total asset in other fixed-income securities. The Fund emphasizes the use of short maturity securities to lessen interest rate risk and uses mortgage-backed securities to enhance yield.

                        The Fund limits its investments in:
                        -  mortgage-backed securities to not more than 50% of its total assets;
                        -  other types of asset-backed securities to not more than 25% of its total assets;
                        -  zero-coupon securities to not more than 10% of its total assets.

                        Unlike the WF Short-Intermediate U.S. Government Income Fund, the
                        Fund limits its investments in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury, to 25% of its total assets. The Fund invests in securities that are rated within the 2 highest rating categories assigned by an NRSRO, or, if unrated, of comparable quality. The
                        Fund will invest primarily in debt obligations with maturities ranging from overnight to ten years. The Fund's portfolio normally has an average dollar-weighted maturity of between 1 and 5 years.

                        The Fund may use options, swap agreements, interest rate caps, floors and collars, and futures contracts to manage risk. The Fund also may use options to enhance return.

WF LIMITED TERM         The Fund actively manages a diversified portfolio consisting
GOVERNMENT INCOME       primarily of short-to intermediate-term U.S. Government obligations.
FUND:                   The Fund may invest in securities of any maturity. Under ordinary circumstances, the Fund expects to maintain a dollar-weighted average maturity of between 2 and 5 years. The Funds seeks to preserve capital by shortening average maturity when interest rates are expected to increase and to increase total return by lengthening maturity when interest rates are expected to fall.

                        Under normal market conditions, the Fund invests:
                        -  at least 65% of its total assets in U.S. Government obligations or repurchase agreements collateralized by U.S. Government obligations;
                        -  in investment grade corporate debt securities including asset-backed securities;
                        -  no more than 5% of its total assets in securities downgraded below investment-grade after acquired;
                        -  up to 25% of assets in dollar-denominated debt of U.S. branches of foreign banks or foreign branches of U.S. banks; and
                        -  in stripped Treasury securities, adjustable-rate mortgage securities, and adjustable portions of collateralized mortgage obligations.

-------------------------------------------------------------------------------------------

                                                            PORTFOLIO MANAGERS
-------------------------------------------------------------------------------------------
SC SHORT-INTERMEDIATE U.S. GOVERNMENT FUND       Paul C. Single and Jacqueline A. Flippin
NAF LIMITED TERM GOVERNMENT INCOME FUND                   Marjorie H. Grace, CFA
WF LIMITED TERM GOVERNMENT INCOME FUND           Paul C. Single and Jacqueline A. Flippin

WF TAX-FREE INCOME FUND
(Modeled on NAF Tax-Free Income Fund)



Comparison of:        SC NATIONAL TAX-FREE FUND           WHICH WILL REORGANIZE INTO
                      AND                                 WF TAX-FREE INCOME FUND
                      NAF TAX-FREE INCOME FUND


OBJECTIVES:


SC NATIONAL        -  seeks to provide investors with current income exempt from federal
TAX-FREE FUND:     income tax.
NAF TAX-FREE       -  seeks to provide investors with current income exempt from federal
INCOME FUND:       income tax.
WF TAX-FREE FUND:  -  seeks to provide investors with current income exempt from federal income tax.


INVESTMENT STRATEGIES:


SC NATIONAL        The Fund's investment strategies are substantially the same as to the WF
TAX-FREE FUND:     National Tax-Free Fund described below.
NAF TAX-FREE       The Fund's is the model for and its investment strategies are
INCOME FUND:       substantially the same as the WF Tax-Free Fund described below. In addition, the Fund normally limits its investments in issuers located in the same state or in securities of issuers of municipal securities that economic, business, or political developments would affect in similar ways to 25% of its total assets.
WF TAX-FREE        The Fund invests primarily in a portfolio of investment grade municipal
INCOME FUND:       securities. The Fund invests at least 80% of its total assets in municipal securities paying interest exempt from federal income taxes.
                   The Fund invests up to 20% of its total assets in securities whose income is subject to the federal AMT. The Fund normally invests in municipal obligations rated in the four highest credit categories by an
                   NSRO.

                   The average dollar-weighted maturity of the Fund's assets normally will be between 10 and 20 years, but may vary depending on market conditions.
                   The Fund emphasizes investments in municipal securities with interest income rather than stability of net asset value.



-------------------------------------------------------------------------------------------

                                                            PORTFOLIO MANAGERS
-------------------------------------------------------------------------------------------
SC NATIONAL TAX-FREE FUND                            Stephen Galiani and Anjanett Pena
NAF TAX-FREE INCOME FUND                                  William T. Jackson, CFA
WF TAX-FREE INCOME FUND                                   William T. Jackson, CFA

MONEY MARKET FUNDS

    All of the Funds are "money market funds" that seek to maintain a stable net asset value of $1.00 per share. Each Fund pursues its strategy by maintaining a portfolio of high-quality money market investments. As money market funds, the Funds must meet the requirements of SEC Rule 2a-7. The Rule imposes strict requirements on the investment quality, maturity and diversification of the Funds' investments. Under Rule 2a-7, the Funds' investments must each have a remaining maturity of no more than 397 days and must maintain an average weighted maturity that does not exceed 90 days.

WF CASH INVESTMENT MONEY MARKET FUND

(Modeled on NAF Cash Investment Fund)

Comparison of:   SC PRIME MONEY MARKET FUND (Administrative,    WHICH WILL REORGANIZE INTO
                 Service and Institutional Classes)             WF CASH INVESTMENT MONEY
                 NAF CASH INVESTMENT FUND                       MARKET FUND

OBJECTIVES:


SC PRIME MONEY MARKET     -  seeks to provide investors with maximized current income to
FUND:                     the extent consistent with the preservation of capital and maintenance of liquidity.
NAF CASH INVESTMENT       -  seeks to high current income, preservation of capital and
FUND:                        liquidity.
WF CASH INVESTMENT MONEY  -  seeks high current income, preservation of capital and
MARKET FUND:                 liquidity.


INVESTMENT STRATEGIES:


SC PRIME MONEY MARKET   The Fund's investment strategies are similar to the WF Cash
FUND:                   Investment Money Market Fund described below. The Fund invests in
                        U.S. Government obligations, obligations of financial institutions, and in repurchase agreements.
NAF CASH INVESTMENT     The Fund's investment strategies are substantially the same as the
FUND:                   WF Cash Investment Money Market Fund described below.
WF CASH INVESTMENT      Unlike the SC Prime Money Market Fund, the Fund intends to invest
MONEY MARKET FUND:      more of its assets in obligations of financial institutions and also may invest in U.S. Government obligations. The Fund limits its investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion, or the equivalent in other currencies. These obligations include:
                        -  negotiable certificates of deposit; and
                        -  bank notes, bankers' acceptances and time deposits of U.S. banks
                           (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S.
                           branches, U.S. branches and agencies of foreign banks, and wholly owned banking-related subsidiaries of foreign banks.

WF MONEY MARKET FUND

(Modeled on SC Money Market Fund)

Comparison of:   SC MONEY MARKET FUND                        WHICH WILL REORGANIZE INTO
                 AND                                         WF MONEY MARKET FUND
                 SC PRIME MONEY MARKET FUND
                 (Class A)
                 AND
                 NAF READY CASH INVESTMENT FUND
                 (Investor and Exchange Classes)

OBJECTIVES:


SC MONEY MARKET FUND:     -  seeks to provide investors with a high level of current income, while preserving capital and liquidity.
NAF READY CASH            -  seeks to provide high current income, to extent consistent
INVESTMENT FUND:          with the preservation of capital and the maintenance of
                             liquidity.
WF MONEY MARKET FUND:     -  seeks high current income, while preserving capital and liquidity.


INVESTMENT STRATEGIES:


SC MONEY MARKET FUND:   The Fund's investment strategies are substantially the same as the
                        WF Money Market Fund described below.
NAF READY CASH          The Fund's investment strategies are substantially the same as the
INVESTMENT FUND:        WF Money Market Fund described below. The Fund may invest more than
                        25% of its total assets in obligations of financial institutions, but limits its investments to institutions that have total assets in excess of $1 billion.
WF MONEY MARKET FUND:   The Fund actively manages a portfolio of U.S. dollar-denominated high- quality money market instruments. Under normal market conditions, the Fund invests in:
                        -  high quality commercial paper;
                        -  negotiable certificates of deposit and banker's acceptances;
                        -  repurchase agreements;
                        -  U.S. Government obligations;
                        -  short-term, U.S. dollar-denominated debt obligations of U.S.
                        branches of foreign banks and foreign branches of U.S. banks;
                        -  municipal obligations; and
                        -  shares of other money market funds.

                        Unlike the NAF Fund, the Fund does not expect to invest more than
                        25% of its assets in obligations of financial institutions.

WF NATIONAL TAX-FREE MONEY MARKET FUND (CLASS A)
(Modeled on NAF Municipal Money Market Fund)

Comparison of:   SC NATIONAL TAX-FREE MONEY MARKET FUND              WHICH WILL REORGANIZE INTO
                 (Class A)                                           WF NATIONAL TAX-FREE
                 AND                                                 MONEY MARKET FUND
                 NAF MUNICIPAL MONEY MARKET FUND                     (Class A)
                 (Investor Class)

OBJECTIVES:


SC NATIONAL        -  seeks to provide investors with a high level of income exempt from
TAX-FREE MONEY     federal income taxes, while preserving capital and liquidity.
MARKET FUND:
NAF MUNICIPAL      -  seeks high current income exempt from federal income taxes, while
MONEY MARKET          preserving capital and liquidity.
FUND:
WF NATIONAL        -  seeks high current income exempt from federal income taxes, while
TAX-FREE MONEY        preserving capital and liquidity.
MARKET FUND:


INVESTMENT STRATEGIES:


SC NATIONAL TAX-FREE      The Fund's investment strategies are substantially the same as
MONEY MARKET FUND:        the WF National Tax-Free Money Market Fund described below.
NAF MUNICIPAL MONEY       The Fund's investment strategies are substantially the same as
MARKET FUND:              the WF National Tax-Free Money Market Fund described below.
WF NATIONAL TAX-FREE      The Fund invests 100% of its assets in short-term municipal
MONEY MARKET FUND:        instruments, including leases. These investments may have fixed, variable, or floating rates of interest and may be zero coupon securities. The Fund normally will invest at least 80% of its total assets in federally tax-exempt instruments. The Fund may invest up to 20% of its total assets in securities that pay interest income subject to the federal AMT.

                          The Fund may invest up to 35% of its assets in issuers located in a single state. The Fund may invest more than 25% of its total assets in industrial development bonds and in participation interests in these securities.

WF NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
(INSTITUTIONAL AND SERVICE CLASSES)
(Modeled on NAF Municipal Money Market Fund)

Comparison of:   SC NATIONAL TAX-FREE MONEY                    WHICH WILL REORGANIZE INTO
                 MARKET FUND                                   WF NATIONAL TAX-FREE
                 (Institutional Class)                         INSTITUTIONAL MONEY
                 AND                                           MARKET FUND
                 NAF MUNICIPAL MONEY MARKET FUND               (Institutional and Service
                 (Institutional Class)                         Classes)

OBJECTIVES:


SC NATIONAL TAX-FREE MONEY  -  seeks to provide investors with a high level of income exempt
MARKET FUND:                   from federal income taxes, while preserving capital and
                               liquidity.
NAF MUNICIPAL MONEY MARKET  -  seeks high current income exempt from federal income taxes,
FUND:                          while preserving capital and liquidity.
WF NATIONAL TAX-FREE        -  seeks high current income exempt from federal income taxes,
INSTITUTIONAL MONEY MARKET     while preserving capital and liquidity.
FUND:


INVESTMENT STRATEGIES:


SC NATIONAL TAX-FREE MONEY MARKET  The Fund's investment strategies are substantially the
FUND:                              same as the WF National Tax-Free Institutional Money
                                   Market Fund described below.
NAF MUNICIPAL MONEY MARKET FUND:   The Fund's investment strategies are substantially the
                                   same as the WF National Tax-Free Institutional Money
                                   Market Fund described below.
WF NATIONAL TAX-FREE               The Fund invests 100% of its assets in short-term
INSTITUTIONAL MONEY MARKET FUND:   municipal instruments, including leases. These
                                   investments may have fixed, variable, or floating rates
                                   of interest and may be zero coupon securities. The Fund
                                   normally will invest at least 80% of its total assets in
                                   federally tax-exempt instruments. The Fund may invest up
                                   to 20% of its total assets in securities whose interest
                                   income may be subject to the federal AMT.

                                   Under normal market conditions, the Fund may invest up to
                                   35% of its assets in issuers located in a single state.
                                   The Fund may invest more than 25% of its total assets in
                                   industrial development bonds and in participation
                                   interests in these securities.

WF TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND (SERVICE AND INSTITUTIONAL CLASSES)
(Modeled on SC Treasury Plus Money Market Fund)

Comparison of:   SC TREASURY PLUS MONEY MARKET FUND               WHICH WILL REORGANIZE INTO
                 (Administrative, Service, and Institutional      WF TREASURY PLUS
                 Classes)                                         INSTITUTIONAL MONEY MARKET
                 AND                                              FUND
                 NAF TREASURY PLUS FUND                           (Service and Institutional
                 (Institutional Class)                            Classes)

OBJECTIVES:


SC TREASURY PLUS MONEY MARKET  -  seeks to provide investors with current income and
FUND:                          stability of principal.
NAF TREASURY PLUS FUND:        -  seeks to provide investors with current income and
                               stability of principal.
WF TREASURY PLUS               -  seeks current income and stability of principal.
INSTITUTIONAL MONEY MARKET
FUND:


INVESTMENT STRATEGIES:


SC TREASURY PLUS MONEY MARKET       The Fund's investment strategies are substantially the
FUND:                               same as the WF Treasury Plus Institutional Money Market
                                    Fund described below.
NAF TREASURY PLUS FUND:             The Fund's investment strategies are substantially the
                                    same as the WF Treasury Plus Institutional Money Market
                                    Fund described below. In addition, the Fund may invest
                                    in U.S. Government securities and in repurchase
                                    agreements for U.S. Government securities. The Fund also
                                    may invest in zero coupon securities.
WF TREASURY PLUS INSTITUTIONAL      The Fund actively manages a portfolio composed of
MONEY MARKET FUND:                  obligations issued or guaranteed by the U.S. Treasury.
                                    The Fund also invests in notes, repurchase agreements
                                    and other instruments collateralized or secured by U.S.
                                    Treasury obligations.

WF GOVERNMENT MONEY MARKET FUND
(Modeled on NAF U.S. Government Fund)

Comparison of:   SC GOVERNMENT MONEY MARKET FUND                  WHICH WILL REORGANIZE INTO
                 AND                                              WF GOVERNMENT MONEY MARKET
                 NAF U.S. GOVERNMENT FUND                         FUND

OBJECTIVES:

SC GOVERNMENT MONEY       -  seeks to provide investors with a high level of current income
MARKET FUND:              as is consistent with preservation of capital and liquidity.
NAF U.S. GOVERNMENT       -  high current income, while preserving capital and liquidity.
FUND:
WF GOVERNMENT MONEY       -  seeks high current income, while preserving capital and
MARKET FUND:                 liquidity.

INVESTMENT STRATEGIES:


SC GOVERNMENT MONEY MARKET     The Fund's investment strategies are substantially the same
FUND:                          as the WF Government Fund described below.
NAF U.S. GOVERNMENT FUND:      The Fund is the model for and its investment strategies are substantially the same as the WF Government Fund described below.
WF GOVERNMENT MONEY MARKET     The Fund actively manages a portfolio composed principally
FUND:                          of U.S. Government obligations, or repurchase agreements
                               collateralized by these obligations.

          EXHIBIT C--COMPARISON OF SHAREHOLDER SERVICES AND PROCEDURES


    The following is a summary comparison of the major shareholder policies and procedures of the SC Funds, NAF Funds and WF Funds. As you will see, the WF Funds have adopted substantially similar policies and procedures as the combining Funds.

HOW DO THE FUNDS' PURCHASE PROCEDURES DIFFER?

    As with the SC Funds and NAF Funds, you may purchase shares of the WF Funds directly from the shareholder servicing and transfer agent by mail and by wire. You also may purchase shares through certain authorized selling agents, broker/dealers, banks and other financial institutions. You will be able to purchase WF Funds by telephone and through a systematic purchase plan.

ARE THE FUNDS OPEN ON THE SAME DAYS?

    Yes, the Funds are open on the same days. Purchases and redemptions of shares of the SC Funds, NAF Funds and WF Funds may be made on any day that the New York Stock Exchange is open for trading.


HOW DO THE FUNDS' MINIMUM INVESTMENT AMOUNTS COMPARE?



                     SHARE CLASS                         SC FUNDS     NAF FUNDS     WF FUNDS
Retail Share Classes (A,B,C)
  Minimum Initial                                         $1,000       $1,000        $1,000
  Minimum Subsequent                                       $100          $50          $100
  Minimum Systematic                                       $100          $50          $100
Service/Admin Class for SC Funds and Institutional MM
for NAF Funds
  Minimum Initial                                        $150,000     $100,000      $100,000
  Minimum Subsequent                                     $25,000        $100          $100
Institutional Class (non-MM)
  Minimum Initial                                       $1,000,000     $1,000      $2,000,000
  Minimum Subsequent                                     $25,000        $100          N/A
Institutional Class (MM)
  Minimum Initial                                       $5,000,000       N/A       $5,000,000
  Minimum Subsequent                                     $25,000         N/A          N/A



Exemptions:



The WF Funds may waive the minimum for some Funds purchased through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain categories of investors.


DO THE FUNDS OFFER THE SAME CLASSES OF SHARES?

    Yes, generally, all the Funds offer the same classes of shares. However, the SC Funds offer two additional share classes and the NAF Funds offer three additional share classes for certain investment situations. The WF Funds also offer one different class.

    The SC Funds in this proxy statement/prospectus currently offer seven (7) classes of shares:

    - CLASS A, B, and C shares are offered to the general public;

    - ADMINISTRATIVE, SERVICE and INSTITUTIONAL CLASS shares are designed for clients of investment advisors and bank trust departments, trust companies and their affiliates; and

    - CLASS S shares are offered through certain automatic sweep programs.

    The NAF Funds currently offer eight (8) classes of shares. While no one NAF Fund offers more than four classes of shares, each of the classes used in any NAF Fund is listed below:

    - CLASS A, B, and C shares are offered to the general public;

    - I CLASS shares are designed for clients of investment advisors and bank trust departments, trust companies and their affiliates, including broker-dealers if the Fund does not offer other classes of shares;

    - INVESTOR CLASS shares are designed for retail investors;

    - INSTITUTIONAL CLASS shares are designed for institutional investors;

    - PUBLIC ENTITY CLASS shares are designed primarily for Minnesota public entities;

    - EXCHANGE CLASS shares may only be purchased through exchanges of B shares of other NAF Funds. Exchange shares automatically convert to Investor shares when the B shares originally purchased would have converted to A shares had they not been exchanged.


    The NAF non-MM Funds are available in A, B and I shares except the Performa Strategic Value Bond Fund and Limited Term Government Fund which are only available in I shares. Only the NAF Income Equity Fund offers Class C shares. All NAF money market funds, except NAF Ready Cash Investment Fund, offer Institutional Class shares. NAF Ready Cash Investment Fund and NAF Municipal Money Market Fund offer Investor shares. All NAF Funds, other than the NAF money market funds, offer I Class shares.


    The WF Funds listed in this proxy statement/prospectus currently offer five
(5) classes of shares:

    - CLASS A, B, and C shares are offered to the general public; and

    - SERVICE and INSTITUTIONAL CLASS shares are designed for clients of investment advisors and bank trust departments, trust companies and their affiliates, including broker-dealers if the Fund does not offer other classes of shares.

HOW DO SALES CHARGES AND CONVERSION FEATURES COMPARE?

    The sales charges for the purchase of the SC Funds and NAF Funds are equal to the sales charges for the purchase of the WF Funds. In addition, the conversion features for each class of the SC Funds and NAF Funds (where applicable) are the same as those of the WF Funds.

CLASS A SHARES

    Generally, Class A shares may be purchased at net asset value or NAV, with an initial sales charge. The following chart shows the sales charges applicable to the WF Funds' Class A shares.

                                SALES CHARGE AS A % OF OFFERING    SALES CHARGE AS A % OF NET AMOUNT
                                             PRICE                              INVESTED
     AMOUNT OF PURCHASE        WF EQUITY FUNDS   WF INCOME FUNDS   WF EQUITY FUNDS   WF INCOME FUNDS
-----------------------------------------------------------------------------------------------------
Up to $50,000                       5.75%             4.50%             6.10%             4.71%
$50,000 up to $99,999               4.75%             4.00%             4.99%             4.17%
$100,000 up to $249,999             3.75%             3.50%             3.90%             3.63%
$250,000 to $499,999                2.75%             2.50%             2.83%             2.56%
$500,000 up to $999,999             2.00%             2.00%             2.04%             2.04%

    Purchases of $1,000,000 and above are at NAV with no initial sales charge but may be subject to a CDSC if redeemed in the first year. Certain purchases of Class A shares may qualify for reduced or eliminated sales charges. See the Funds' Prospectuses and SAI's for further information about these options.


CLASS B SHARES

    You may purchase Class B shares at NAV without an initial sales charge. Class B shares are subject to a CDSC if you redeem your shares within a certain period. The following chart shows the CDSC applicable to Class B shares of the WF Funds.

                                                             CDSC
           YEAR SINCE PURCHASE                             WF FUNDS
                  First                                      5.0%
                 Second                                      4.0%
                  Third                                      3.0%
                 Fourth                                      3.0%
                  Fifth                                      2.0%
                  Sixth                                      1.0%
                 Seventh                                     None

    The WF Funds' Class B shares convert to Class A shares after seven years. The CDSC for the WF Funds is based on the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption. For partial redemptions, the WF Funds redeem the least expensive shares first in order to reduce sales charges.

CLASS C SHARES

    WF Funds' Class C shares may be purchased at NAV without an initial sales charge. Class C shares are subject to a CDSC if you redeem your shares within the first year you own them.

DO THE FUNDS HAVE A DISTRIBUTION FEE?

    Yes, the Funds have adopted plans for the Class B and Class C shares under SEC Rule 12b-1 that allows the Funds to pay asset-based sales charges or distribution fees for the distribution and sale of their shares. The WF Funds have a distribution fee for both classes of shares of 0.75%, which is the same as the SC Funds and NAF Funds. Because these fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of fees.

WILL I PAY A SALES CHARGE IN THE REORGANIZATION?

    No, the reorganization will not involve any sales charges for the Funds' shareholders.

HOW DO EXCHANGE PRIVILEGES COMPARE?

    The SC Funds, NAF Funds and WF Funds have adopted similar exchange policies. You may exchange Class A, B, and C shares of the SC Funds, NAF Funds and WF Funds for the same share classes of other funds. There is no sales charge on share exchanges. There currently is no limit on the number of exchanges you may make. Each Fund may limit your ability to exchange shares if you exchange too often. All Funds may amend or terminate exchange procedures on 60 days' notice.

    All exchanges, except for the reorganization exchanges, are taxable transactions for federal income purposes.

HOW DO REDEMPTION PROCEDURES COMPARE?


    For all Funds, you may "redeem" your shares (i.e., sell your shares to a Fund) on any day the Exchange is open. You may redeem shares by mail, telephone or wire. All redemption orders are effected at the next-determined (usually the close of regular trading on the Exchange) NAV per share after receipt in the proper form. All Funds use reasonable procedures to verify that telephone requests are genuine.


DO THE WF FUNDS ALLOW SYSTEMATIC WITHDRAWALS?


    Yes, like the SC Funds and NAF Funds, the WF Funds allow systematic withdrawals. Under the Systematic Withdrawal Plan for the WF Funds, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this program, you:


    - must have a Fund account value at $10,000 or more;

    - must have your distributions reinvested; and


    - may not simultaneously participate in the Systematic Purchase Plan for WF Funds.


    It generally takes about ten days to establish a plan once a Fund has received your instructions. It generally takes about five days to change or cancel participation in a plan. The Funds automatically cancel your program if the linked bank account you specified is closed.

DO THE FUNDS DECLARE AND DISTRIBUTE DIVIDENDS THE SAME WAY?


    Generally, yes. Like the SC Funds (except for the SC Strategic Growth and SC Small Cap Funds which declare and pay dividends annually) and NAF Funds, the WF equity Funds declare and pay any dividends quarterly. The WF income and money market Funds pay dividends monthly. The WF Funds offer choices for receiving distributions:


    - AUTOMATIC REINVESTMENT OPTION. All distributions of a Fund are automatically invested in additional shares in the Fund. This option is automatically assigned to your account unless you specify another plan.

    - CHECK PAYMENT OPTION. Allows you to receive checks for distributions mailed to your address of record or to another address that you have specified in written, signature guaranteed instructions

    The SC Funds and NAF Funds offer additional distribution options. The SC Funds (Fund Purchase Plan) and NAF Funds (Directed Dividend Option) use distributions to buy shares at NAV of another SC Fund or NAF Fund of the same class or a money market fund. The SC Funds' option requires the minimum investment amount to be satisfied for the Fund in which your distributions are being transferred and the NAF Funds' option requires $10,000 or more of a Fund's shares in a single account, in order to participate. The SC Funds offer an additional option, the Automatic Clearing House Option, which deposits your dividends and capital gains into any bank account you link to your Fund account if it is part of the ACH system.

ARE FUND SHARES PRICED THE SAME WAY?

    Yes. All Funds determine NAV per share by dividing the total market value of a Fund's net assets (i.e., the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. Each Fund, except the money market funds, determines NAV at the close of each business day, which is the close of regular trading on the Exchange (4:00 pm Eastern time/3:00pm Central time/1:00pm Pacific time). The money market funds generally calculate NAV at 3:00p.m. (Eastern time)/2:00p.m. (Central time)/12:00 noon (Pacific time). If the markets close early, the Funds may close early and may value their shares at earlier times.

EXHIBIT D--COMPARISON OF INVESTMENT ADVISORS AND INVESTMENT ADVISORY FEES



    Wells Fargo Bank serves as investment advisor for each of the SC Funds and WF Funds. Wells Fargo Bank provides portfolio management and fundamental security analysis for the Funds. Wells Fargo Bank is located at 525 Market St., San Francisco, CA 94163. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly-owned subsidiary of Wells Fargo & Company, a national bank holding company. As of December 31, 1998, Wells Fargo and its affiliates provided advisory services for over $202 billion in assets.



    Wells Capital Management Incorporated, or WCM, a wholly owned subsidiary of Wells Fargo Bank, is the sub-advisor for each of the SC and WF Funds, except the SC Asset Allocation, SC U.S. Government Allocation and WF Asset Allocation Funds. In this capacity, it is responsible for the day-to-day investment management activities of the Funds. As of December 31, 1998, WCM provided advisory services for over $39.3 billion in assets.



    Norwest Investment Management, Inc. or NIM, which is now a wholly-owned subsidiary of Wells Fargo & Company, Norwest Center, Sixth Street and Marquette, Minneapolis, MN 55479, is the investment advisor for each NAF Fund. In this capacity, NIM makes investment decisions for and administers the Funds' investment programs. As of December 31, 1998, NIM provided advisory services for over $29.9 billion in assets.


    Galliard Capital Management, Inc., an investment advisory subsidiary of Norwest Bank, 800 LaSalle Avenue, Suite 2060, Minneapolis, MN 55479, provides sub-advisory services for the Strategic Value Bond Portfolio in which the Total Return Bond Fund invests.


    Barclays Global Fund Advisors or BGFA, a wholly owned subsidiary of Barclays Global Investors, N.A. or BGI and an indirect subsidiary of Barclays Bank PLC, will be the sub-advisor for the WF Asset Allocation Fund. In this capacity, it is responsible for the model that is used to manage the investment portfolio and the selection of securities for the portfolio. BGFA which is not affiliated with Wells Fargo Bank, was created from the reorganization of Wells Fargo Nikko Investment Advisors, a former affiliate of Wells Fargo Bank, and is one of the largest providers of index portfolio management services. As of December 31, 1998, BGI provided investment advisory services for $619 billion in assets.


    After the reorganization, WCM will be the sub-advisor for the WF Growth, WF Limited Term Government Income, and WF money market funds, except the WF National Tax-Free Money Market Fund and WF Government Money Market Fund. NIM will be the sub-advisor for the WF Income Equity, WF Small Cap, WF Income, WF Intermediate Government Income, WF Tax-Free Income, WF National Tax-Free Money Market Fund and WF Government Money Market Fund.

    The following chart highlights the investment advisory fees charged to each SC Fund, NAF Fund and WF Fund.


-----------------------------------------------------------------------------------------------------
                                                                                     ADVISORY FEE
                                     FUND                                           (CONTRACTUAL)
SC Asset Allocation Fund                                                                0.36%
SC Balanced Fund                                                                        0.60%
  WF ASSET ALLOCATION FUND                                                              0.80%
SC Growth Fund                                                                          0.50%
NAF ValuGrowth-SM- Stock Fund                                                           0.78%
  WF GROWTH FUND                                                                        0.75%
SC Diversified Equity Income Fund                                                       0.50%
NAF Income Equity Fund                                                                  0.50%
  WF INCOME EQUITY FUND                                                                 0.75%
SC Small Cap Fund*                                                                      0.60%
SC Strategic Growth Fund*                                                               0.50%
NAF Small Company Stock Fund                                                            0.90%
  WF SMALL CAP FUND                                                                     0.90%
NAF Income Fund                                                                         0.50%
NAF Total Return Bond Fund                                                              0.50%
NAF Performa Strategic Value Bond Fund                                                  0.50%
  WF INCOME FUND                                                                        0.50%
SC U.S. Government Income Fund                                                          0.50%
SC U.S Government Allocation Fund                                                       0.50%
NAF Intermediate Government Income Fund                                                 0.33%
  WF INTERMEDIATE GOVERNMENT INCOME FUND                                                0.50%
SC Short-Intermediate U.S Government Income Fund                                        0.50%
NAF Limited Term Government Income Fund                                                 0.33%
  WF LIMITED TERM GOVERNMENT INCOME FUND                                                0.50%
SC National Tax-Free Fund                                                               0.50%
NAF Tax-Free Income Fund                                                                0.50%
  WF TAX-FREE INCOME FUND                                                               0.40%
SC Prime Money Market Fund                                                              0.25%
  (Administrative, Service and Institutional Classes)
NAF Cash Investment Fund*                                                               0.23%
  WF CASH INVESTMENT MONEY MARKET FUND                                                  0.25%
SC Money Market Fund                                                                    0.40%
SC Prime Money Market Fund (Class A)                                                    0.25%
NAF Ready Cash Investment Fund (Investor and Exchange Class)*                           0.33%
  WF MONEY MARKET FUND                                                                  0.40%
SC Treasury Plus Money Market Fund                                                      0.25%
  (Administrative, Service and Institutional Classes)
NAF Treasury Plus Fund (Institutional Class)                                            0.20%
  WF TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND                                      0.10%
SC National Tax-Free Money Market Fund (Class A)                                        0.30%
NAF Municipal Money Market Fund (Investor Class)                                        0.34%
  WF NATIONAL TAX-FREE MONEY MARKET FUND (CLASS A)                                      0.25%
SC National Tax-Free Money Market Fund (Institutional Class)                            0.30%
NAF Municipal Money Market Fund (Institutional Class)                                   0.34%
  WF NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND                                  0.10%
    (Institutional and Service Class)
SC Government Money Market Fund                                                         0.25%
NAF U.S. Government Fund                                                                0.14%
  WF GOVERNMENT MONEY MARKET FUND                                                       0.35%


*   Reflects Portfolio Investment Advisory Fee

                EXHIBIT E--COMPARISON OF OTHER SERVICE PROVIDERS


    The following is a list of service providers for the SC Funds, NAF Funds and WF Funds:


-------------------------------------------------------------------------------------------

                                                    SERVICE PROVIDERS
          SERVICE                  SF FUNDS            NAF FUNDS             WF FUNDS
--------------------------------------------------------------------------------------------
Investment Advisor           Wells Fargo Bank      NIM                Wells Fargo Bank
Subadvisor                   WCM                   Galliard           WCM, Galliard, and
                                                                      BGFA
Distribution                 Stephens Inc.         Forum              Stephens Inc.
Administrator                Wells Fargo Bank      Forum              Wells Fargo Bank
Co-Administrator             Stephens Inc.
Custodian                    Wells Fargo Bank      Norwest Bank       Norwest Bank
Fund Accountant              Wells Fargo Bank      Forum              Forum
Transfer Agent and Dividend  Wells Fargo Bank      Norwest Bank       Boston Financial Data
Disbursing Agent                                                      Services, Inc.
Independent Auditors         KPMG LLP              KPMG LLP           KPMG LLP

                  EXHIBIT F--COMPARISON OF BUSINESS STRUCTURES


    The following information provides only a summary of the major differences between the organizational structure and governing documents of the Funds. The SC Funds are series of Stagecoach Funds, Inc., which is organized as a Maryland corporation. The NAF Funds are series of the Norwest Advantage Funds, which is organized as a Delaware business trust. The WF Funds are series of Wells Fargo Funds Trust, which is organized as a Delaware business trust.


    The responsibilities, powers and fiduciary duties of the Directors of the SC Funds and the Trustees of the NAF and WF Funds are substantially similar. Under Delaware law, shareholders are entitled to vote only on matters required by the federal securities laws or under the Fund's organizational documents. Some shareholder voting rights will be changed as a result of the reorganization. For example, WF Fund shareholders will have the right to vote on reorganizations only if required under the federal securities laws. Certain shareholder rights, including the right to call special meetings for the purpose of removing Trustees and the right to remove Trustees, will not be affected by the reorganization. None of the Funds is required to hold annual meetings of shareholders, shareholder meetings normally will be held only when specifically required by federal or state law.


    Except when a larger vote is required by law or by any provision of the Trust Instrument or By-Laws, the WF Funds, like the SC Funds and NAF Funds, require a majority of the shares voted in person at a meeting or by proxy to decide any question at a shareholder's meeting. Unless otherwise required by law, the SC Funds, NAF Funds and WF Funds require one-third of the shares entitled to vote on a matter to constitute a quorum for the transaction of business at a meeting of the shareholders of a Fund. The Funds can adjourn meetings by the majority vote of any lesser number than that sufficient for a quorum. Unlike the SC Funds or NAF Funds, WF Fund shareholders do not have the right to vote on proposed Fund reorganizations, unless otherwise required by law.

    As in the case of the SC and NAF Funds, the WF Fund shares have equal dividend, distribution, liquidation and voting rights, except that expenses related to the distribution of the shares of any class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares. Generally, shares will be voted in the aggregate without reference to a particular series or class.

    The SC Funds, NAF Funds and WF Funds indemnify their officers and Directors or Trustees to the full extent permitted by law. This indemnification does not protect these persons against any liability to a Fund or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the satisfaction of such person's office.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

Acquisition of the assets of the Stagecoach Funds and Norwest Advantage Funds by and in exchange for shares of the Wells Fargo Funds as described below:

 STAGECOACH FUNDS                  NORWEST ADVANTAGE FUNDS             WELLS FARGO FUNDS TRUST
 111 Center Street                 2 PORTLAND SQUARE                   111 CENTER STREET
 Little Rock, AR  72211            PORTLAND, ME 04101                  LITTLE ROCK, AR 72211
----------------------------------------------------------------------------------------------------
                                                                           will reorganize into
              SC FUND                           NAF FUND                          WF FUND
----------------------------------------------------------------------------------------------------
       Asset Allocation Fund
           Balanced Fund                           --                      Asset Allocation Fund
----------------------------------------------------------------------------------------------------
            Growth Fund                 ValuGrowth-SM- Stock Fund               Growth Fund
----------------------------------------------------------------------------------------------------
  Diversified Equity Income Fund           Income Equity Fund               Income Equity Fund
----------------------------------------------------------------------------------------------------
          Small Cap Fund
       Strategic Growth Fund            Small Company Stock Fund              Small Cap Fund
----------------------------------------------------------------------------------------------------
                                               Income Fund
                --                       Total Return Bond Fund
                                   Performa Strategic Value Bond Fund           Income Fund
----------------------------------------------------------------------------------------------------
    U.S. Government Income Fund      Intermediate Government Income       Intermediate Government
  U.S. Government Allocation Fund                 Fund                          Income Fund
----------------------------------------------------------------------------------------------------
      Short-Intermediate U.S.        Limited Term Government Income       Limited Term Government
      Government Income Fund                      Fund                          Income Fund
----------------------------------------------------------------------------------------------------
      National Tax-Free Fund              Tax-Free Income Fund             Tax-Free Income Fund
----------------------------------------------------------------------------------------------------
      Prime Money Market Fund
   (Administrative, Service and           Cash Investment Fund         Cash Investment Money Market
      Institutional Classes)                                                       Fund
----------------------------------------------------------------------------------------------------
      Prime Money Market Fund          Ready Cash Investment Fund
             (Class A)               (Investor and Exchange Classes)      Prime Investment Money
         Money Market Fund                                                      Market Fund
----------------------------------------------------------------------------------------------------
  National Tax-Free Money Market       Municipal Money Market Fund        National Tax-Free Money
          Fund (Class A)                    (Investor Class)               Market Fund (Class A)
----------------------------------------------------------------------------------------------------
  National Tax-Free Money Market       Municipal Money Market Fund           National Tax-Free
    Fund (Institutional Class)            (Institutional Class)         Institutional Money Market
                                                                                   Fund
                                                                        (Service and Institutional
                                                                                 Classes)
----------------------------------------------------------------------------------------------------
  Treasury Plus Money Market Fund          Treasury Plus Fund           Treasury Plus Institutional
   (Administrative, Service and           (Institutional Class)              Money Market Fund
      Institutional Classes)                                            (Service and Institutional
                                                                                 Classes)
----------------------------------------------------------------------------------------------------
   Government Money Market Fund           U.S. Government Fund         Government Money Market Fund
----------------------------------------------------------------------------------------------------

     This Statement of Additional Information or SAI relating to the proposed transfer of the assets of the SC Funds and NAF Funds to the WF Funds in exchange for shares of the WF Funds consists of this cover page and the following described documents, each of which is attached hereto or incorporated herein by reference:

     (1)  The SAIs for the WF Funds dated June 1, 1999.

     (2) Report of Independent Auditors and audited annual report financial statements of the SC Equity Funds as of September 30, 1998; SC Money Market Funds as of March 31, 1999; SC Tax-Free and Income Funds as Of June 30, 1998.

     (3) Unaudited semi-annual financial statements of the SC Money Market Funds As of September 30, 1998; SC Tax-Free and Income Funds as of December 31, 1998.

     (4) Report of Independent Auditors and audited annual report financial Statements of the NAF Funds as of May 31, 1998.

     (5) Unaudited semi-annual financial statements of the NAF Funds as of November 30, 1998.

     (6) Unaudited pro forma combined financial information as of November 30, 1998. The pro forma financial statements give effect to the reorganization as if it had occured for the periods presented.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectus, dated June 1, 1999. A Prospectus/Proxy Statement dated
May 25, 1999 relating to the above referenced matter may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Funds Trust, P.O. Box 7066, San Francisco, CA 94120-7066. This SAI relates to and should be read in conjunction with, such Prospectus/Proxy Statement.

     This SAI is dated May 25, 1999.

WELLS FARGO FUNDS - GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - NOVEMBER 30, 1998

                                                             NORWEST
                                                            ADVANTAGE
                                                         VALUGROWTH STOCK    STAGECOACH           PRO FORMA         PRO FORMA
                                                               FUND          GROWTH FUND         ADJUSTMENTS        COMBINED
                                                         ----------------  ---------------  ------------------  ---------------
ASSETS
INVESTMENTS:
      In securities, at market value (see cost below)      $452,435,458       $414,312,228                         $866,747,686
      Cash                                                    1,927,142              6,471                            1,933,613
Receivables:
      Dividends and Interest                                    581,527            427,135                            1,008,662
      Fund shares sold                                           63,699              2,500                               66,199
      Investment securities sold                             14,022,811                  0                           14,022,811
Organization expenses, net of amortization                            0              3,789                                3,789
Prepaid expenses                                                      0              4,584                                4,584
TOTAL ASSETS                                                469,030,637        414,756,707                          883,787,344
LIABILITIES
Payables:
      Distribution to shareholders                               96,138                  0                               96,138
      Fund shares redeemed                                    5,949,734             12,882                            5,962,616
      Due to distributor                                          5,168            197,743                              202,911
      Due to advisor                                            373,063            337,211                              710,274
      Daily variation margin on futures and options           3,660,000                  0                            3,660,000
      Other                                                      24,945             98,510                              123,455
TOTAL LIABILITIES                                            10,109,048            646,346                           10,755,394
TOTAL NET ASSETS                                           $458,921,589       $414,110,361                         $873,031,950
Net assets consist of:
      Paid-in capital                                      $242,956,835       $267,269,767                         $510,226,602
      Undistributed net investment income (loss)               (115,164)          (109,000)                            (224,164)
      Undistributed net realized gain (loss)
           on investments                                    75,316,866         58,013,072                          133,329,938
      Net unrealized appreciation (depreciation)
           of investments                                   140,763,052         88,936,522                          229,699,574
TOTAL NET ASSETS                                           $458,921,589       $414,110,361                         $873,031,950
COMPUTATION OF NET ASSET VALUE
   AND OFFERING PRICE PER SHARE
Net assets - Class A                                       $ 21,495,822       $342,105,239                         $363,601,061
Shares outstanding - Class A                                    843,935         14,452,942            64,178 (a)     15,361,055
Net asset value per share - Class A                        $      25.47       $      23.67                         $      23.67
Maximum offering price per share - Class A                 $      26.95       $      24.98                         $      24.98
Net Assets - Class B                                       $  8,557,355       $ 55,611,939                         $ 64,169,294
Shares outstanding - Class B                                    344,994          3,314,817           164,890 (a)      3,824,701
Net asset value and offering price per
     share - Class B                                       $      24.80       $      16.78                         $      16.78
Net Assets - Institutional Class                           $428,868,412       $ 16,393,183                         $445,261,595
Shares outstanding - Institutional Class                     16,859,467            590,536        (1,409,004)(a)     16,040,999
Net asset value and offering price per
     share - Institutional Class                           $      25.44       $      27.76                         $      27.76

INVESTMENT AT COST                                         $311,672,406       $325,375,706                         $637,048,112
-------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (SEE S-75)

WELLS FARGO FUNDS - GROWTH FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED NOVEMBER 30, 1998 (UNAUDITED)

                                                             NORWEST
                                                            ADVANTAGE
                                                            VALUGROWTH        STAGECOACH           PRO FORMA           PRO FORMA
INVESTMENT INCOME                                           STOCK FUND        GROWTH FUND         ADJUSTMENTS           COMBINED
                                                          ------------------------------------------------------------------------
  Dividends                                               $  7,985,409         $ 5,618,628                            $ 13,604,037
  Interest                                                   1,287,634             746,835                               2,034,469
  Securities lending income                                    164,319                   0                                 164,319
TOTAL INVESTMENT INCOME                                      9,437,362           6,365,463                              15,802,825

EXPENSES
  Advisory fees                                              4,690,810           1,890,240         1,005,207 (b)         7,586,257
  Administration fees                                          601,424             280,126           635,701 (b)         1,517,251
  Custody fees                                                  75,142              68,786            58,372 (b)           202,300
  Shareholder serv fees                                              0           1,221,639           242,179 (b)           979,460
  Portfolio accounting fees                                     80,000             143,509          (143,509)(b)            80,000
  Transfer agency fees                                       1,503,556             560,421        (1,033,114)(b)         1,030,863
  Distribution fees                                             83,607             426,569           (64,315)(b)           445,861
  Organization costs                                                 0               2,701                 0                 2,701
  Legal and audit fees                                          20,783              69,421           (22,551)(b)            67,653
  Registration fees                                            105,826              71,306                 0               177,132
  Directors' fees                                                8,444               3,831            (5,846)(b)             6,429
  Shareholder reports                                           41,006             102,241           (14,325)(b)           128,922
  Other                                                         11,987              17,585            (1,479)(b)            28,093
TOTAL EXPENSES                                               7,222,585           4,858,375                              12,252,922
Less:
      Waived fees and reimbursed expenses fees              (1,147,668)            (26,901)           (6,497)(c)        (1,181,066)
NET EXPENSES                                                 6,074,917           4,831,474                              11,071,856
NET INVESTMENT INCOME (LOSS)                                 3,362,445           1,533,989                               4,730,969

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain (loss) on sale of investments           64,339,625          53,123,219                             117,462,844
  Net change in unrealized appreciation
      (depreciation) of investments                        (24,941,249)         25,159,238                                 217,989
NET GAIN (LOSS) ON INVESTMENTS                              39,398,376          78,282,457                             117,680,833
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                                $ 42,760,821         $79,816,446                            $122,411,802
----------------------------------------------------------------------------------------------------------------------------------

 * The Stagecoach Growth Fund and Norwest Advantage ValuGrowth Stock Fund are merging to form the Wells Fargo Growth Fund, historical accounting data from the Stagecoach Growth Fund will be kept.
(a) Reflects new shares issued, net of retired shares of the respective Funds which are not accounting survivors.
(b) Reflects adjustment in expenses due to elimination of duplicate services or effect of purposed contract rate.
(c) Reflects a change in the amount Wells Fargo would have waived to keep the Fund at its purposed expense limit.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (SEE S-75)

WELLS FARGO FUNDS - GROWTH FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE VALUGROWTH STOCK FUND AND STAGECOACH GROWTH FUND(a)

                                                                           NORWEST
(UNAUDITED)      NOVEMBER 30, 1998                                         ADVANTAGE          STAGECOACH       PRO FORMA
                                                                     VALUGROWTH STOCK FUND    GROWTH FUND      COMBINED
SHARES/PAR       SECURITY DESCRIPTION                                       VALUE(b)            VALUE(b)       VALUES(b)
                 COMMON STOCKS

                 AEROSPACE
      20,084     Boeing Company                                           $          0       $    815,913     $    815,913

                 AUTOMOBILE & RELATED
     195,000     CNF Transportation                                       $  6,959,063       $          0     $  6,959,063
      42,400     Ford Motor Company                                                  0          2,342,600        2,342,600
                                                                          $  6,959,063       $  2,342,600     $  9,301,663
                 COMPUTER SOFTWARE
      18,000     Compuware Corporation                                    $          0       $  1,120,500     $  1,120,500
      64,286     Hewlett-Packard Company                                             0          4,033,940        4,033,940
     194,600     HNC Software, Incorporated                                  6,421,800                  0        6,421,800
     130,508     Intel Corporation                                           7,038,675          7,007,249       14,045,924
     112,000     Legato Systems, Incorporated                                5,355,000                  0        5,355,000
     175,168     Microsoft Corporation                                       6,326,920         15,043,576       21,370,496
     163,500     National Data Corporation                                   6,110,813                  0        6,110,813
     200,000     Parametric Technology Company                               3,400,000                  0        3,400,000
      95,000     Sun Microsystems, Incorporated                              7,035,938                  0        7,035,938
                                                                          $ 41,689,146       $ 27,205,265     $ 68,894,411
                 COMPUTER SYSTEMS
     249,551     Cisco Systems Incorporated                               $  7,336,776       $ 11,473,130     $ 18,809,906
     295,000     Compaq Computer Corporation                                 6,402,500          3,185,000        9,587,500
     243,800     EMC Corporation                                             8,859,500          8,816,000       17,675,500
      59,362     International Business Machines Corporation                         0          9,794,730        9,794,730
     145,900     Jabil Circuit, Incorporated                                 8,462,200                  0        8,462,200
                                                                          $ 31,060,976       $ 33,268,860     $ 64,329,836
                 CONSUMER BASIC
     132,000     American Home Products                                   $  7,029,000       $          0     $  7,029,000
      39,800     Bestfoods                                                           0          2,313,375        2,313,375
      51,400     Colgate-Palmolive Company                                           0          4,401,125        4,401,125
     170,156     Dupont (E.I.) de Nemours                                    5,885,575          4,111,090        9,996,665
      65,400     Home Depot Incorporated                                             0          3,253,650        3,253,650
     141,902     Johnson & Johnson                                           6,662,500          4,867,038       11,529,538
     247,258     Monsanto Corporation                                        7,354,219          3,849,659       11,203,878
     154,844     Procter & Gamble Corporation                                8,780,025          4,788,181       13,568,206
      74,200     Sara Lee Corporation                                                0          4,331,425        4,331,425
      44,400     Schering-Plough Corporation                                         0          4,723,050        4,723,050
                                                                          $ 35,711,319       $ 36,638,593     $ 72,349,912
                 CONSUMER DISCRETIONARY
     155,706     Allied Signal Incorporated                               $          0       $  6,851,064     $  6,851,064
     202,000     Borders Group, Incorporated                                 4,898,500                  0        4,898,500
     203,620     Coca-Cola Company                                           5,121,569          9,144,558       14,266,127
     295,836     Gillette Company                                            9,902,288          3,687,679       13,589,967
     367,000     International Home Foods, Incorporated                      7,202,375                  0        7,202,375
     220,400     Mattel Incorporated                                         6,428,625          1,188,950        7,617,575
     185,700     Newell Company                                              8,217,225                  0        8,217,225
     232,500     PepsiCo, Incorporated                                       8,994,844                  0        8,994,844
     163,850     Service Corporation International                                   0          6,123,894        6,123,894
                                                                          $ 50,765,426       $ 26,996,145     $ 77,761,571
                 ENERGY & RELATED
     162,373     Chevron Corporation                                      $  8,362,500       $  5,215,942     $ 13,578,442
      61,000     Conoco Incorporated                                                 0          1,444,938        1,444,938
     118,100     Consolidated Natural Gas Company                            6,414,305                  0        6,414,305
     106,878     Exxon Corporation                                                   0          8,022,530        8,022,530
      52,448     FPL Group Incorporated                                              0          3,212,440        3,212,440
     159,874     Mobil Corporation                                           9,308,250          4,470,890       13,779,140
     111,216     Royal Dutch Petroleum ADR                                           0          5,227,152        5,227,152
     222,776     Schlumberger Limited                                        8,128,656          1,826,646        9,955,302
      58,254     Texaco Incorporated                                                 0          3,353,246        3,353,246
      82,930     Williams Companies Incorporated                                     0          2,389,421        2,389,421
                                                                          $ 32,213,711       $ 35,163,205     $ 67,376,916
                 ENTERTAINMENT & LEISURE
     162,300     Fox Entertainment Group Incorporated                     $          0       $  3,834,338     $  3,834,338
     398,300     Patriot American Hospitality, Incorporated                  2,937,463                  0        2,937,463
     261,819     Walt Disney Company                                         5,144,174          3,283,125        8,427,299
                                                                          $  8,081,637       $  7,117,463     $ 15,199,100
                 FINANCE & RELATED
     331,296     Allstate Corporation                                     $  8,806,075       $  4,694,237     $ 13,500,312
     195,614     American International Group Incorporated                   5,817,378         12,570,338       18,387,716
     109,338     Banc One Corporation                                                0          5,610,406        5,610,406
     179,135     BankAmerica Corporation                                    11,677,363                  0       11,677,363

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - GROWTH FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE VALUGROWTH STOCK FUND AND STAGECOACH GROWTH FUND(a)

                                                                           NORWEST
(UNAUDITED)      NOVEMBER 30, 1998                                         ADVANTAGE          STAGECOACH       PRO FORMA
                                                                     VALUGROWTH STOCK FUND    GROWTH FUND      COMBINED
SHARES/PAR       SECURITY DESCRIPTION                                       VALUE(b)            VALUE(b)       VALUES(b)
      61,864     Charles Schwab Corporation                                          0          3,487,583        3,487,583
     233,960     Chase Manhattan Corporation                                 3,457,343         11,384,494       14,841,837
      79,900     Chubb Corporation                                           5,597,994                  0        5,597,994
     181,000     Citigroup, Incorporated                                     9,083,937                  0        9,083,937
     135,260     Federal Home Loan Mortgage Corporation                              0          8,183,230        8,183,230
     191,876     Federal National Mortgage Association                       8,118,900          5,840,079       13,958,979
     156,580     First Union Corporation                                     9,512,235                  0        9,512,235
     157,200     Franklin Resources, Incorporated                            6,720,300                  0        6,720,300
       4,900     General Re Corporation                                              0          1,144,150        1,144,150
     121,826     Household International Incorporated                                0          4,766,442        4,766,442
      69,000     Merrill Lynch & Company, Incorporated                       5,175,000                  0        5,175,000
     124,450     State Street Corporation                                    8,540,381                  0        8,540,381
      40,600     Sunamerica Incorporated                                             0          3,217,550        3,217,550
     255,000     U.S. Bancorp                                                9,387,188                  0        9,387,188
                                                                          $ 91,894,094       $ 60,898,509     $152,792,603
                 FOOD & RELATED
      29,200     McDonald's Corporation                                   $          0       $  2,045,825     $  2,045,825
     129,197     Philip Morris Companies Incorporated                                0          7,226,957        7,226,957
      46,300     Safeway Incorporated                                                0          2,445,219        2,445,219
                                                                          $          0       $ 11,718,001     $ 11,718,001
                 GENERAL BUSINESS
     237,370     American Power Conversion Corporation                    $  9,821,184       $          0     $  9,821,184
     240,000     Carnival Corporation                                        8,280,000                  0        8,280,000
     460,000     CellStar Corporation                                        2,961,250                  0        2,961,250
     254,000     Cerner Corporation                                          6,667,500                  0        6,667,500
      47,800     Clear Channel Communications                                        0          2,234,650        2,234,650
     139,600     Ecolab, Incorporated                                        4,318,875                  0        4,318,875
     487,800     Electronics for Imaging, Incorporated                      13,079,137                  0       13,079,137
      70,000     Emerson Electric Company                                    4,550,000                  0        4,550,000
      72,680     Gannett Incorporated                                                0          4,692,403        4,692,403
     320,000     Gartner Group, Incorporated                                 6,920,000                  0        6,920,000
     293,142     General Electric Company                                    9,050,000         17,479,351       26,529,351
     422,200     Gentex Corporation                                          7,757,925                  0        7,757,925
     106,300     Philips Electronics N.V.                                    6,730,119                  0        6,730,119
      11,948     Tribune Company                                                     0            766,166          766,166
      24,200     United Technologies Corporation                                     0          2,593,938        2,593,938
      78,800     Xerox Corporation                                           6,557,500          1,913,500        8,471,000
                                                                          $ 86,693,490       $ 29,680,008     $116,373,498
                 INTERNATIONAL STOCKS
      47,300     News Corporation Limited ADR                             $          0       $  1,324,400     $  1,324,400

                 MANUFACTURING - PROCESSING
      76,100     AES Corporation                                          $          0       $  3,481,575     $  3,481,575
      91,816     Aluminum Company of America                                         0          6,805,861        6,805,861
     172,488     Danaher Corporation                                                 0          7,869,765        7,869,765
      25,000     Ingersoll Rand Company                                              0          1,170,313        1,170,313
      64,100     Tyco International Limited                                          0          4,218,581        4,218,581
                                                                          $          0       $ 23,546,095     $ 23,546,095
                 MEDICAL EQUIPMENT & SUPPLIES
      66,872     Abbott Laboratories                                      $          0       $  3,209,856     $  3,209,856
     183,622     Baxter International Incorporated                           6,991,875          4,679,598       11,671,473
     155,000     Becton, Dickinson & Company                                 6,587,500                  0        6,587,500
     101,570     Guidant Corporation                                         6,865,000          1,850,976        8,715,976
      97,374     Honeywell, Incorporated                                     7,783,834                  0        7,783,834
      76,800     Medtronic Incorporated                                      3,804,038          1,394,363        5,198,401
                                                                          $ 32,032,247       $ 11,134,793     $ 43,167,040
                 PHARMACEUTICALS
      62,292     Bristol Myers Squibb Company                             $          0       $  7,634,663     $  7,634,663
      19,154     Lilly (Eli) & Company                                               0          1,717,874        1,717,874
     102,700     Merck & Company Incorporated                                8,518,125          7,387,538       15,905,663
      73,890     Pfizer Incorporated                                                 0          8,247,971        8,247,971
     140,000     Watson Pharmaceuticals                                      7,542,500                  0        7,542,500
                                                                          $ 16,060,625       $ 24,988,046     $ 41,048,671
                 REAL ESTATE INVESTMENT TRUST
     242,147     Equity Office Properties                                 $  6,083,942       $          0     $  6,083,942

                 RETAIL & RELATED
      32,000     Consolidated Stores Corporation                          $    688,000       $          0     $    688,000
     106,620     Dayton Hudson Corporation                                           0          4,797,900        4,797,900
      18,200     Gap Incorporated                                                    0          1,338,838        1,338,838
      94,900     May Department Stores Company                               5,723,656                  0        5,723,656
     229,352     Wal-Mart Stores Incorporated                                6,778,125         10,494,948       17,273,073
                                                                          $ 13,189,781       $ 16,631,686     $ 29,821,467

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - GROWTH FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE VALUGROWTH STOCK FUND AND STAGECOACH GROWTH FUND(a)

                                                                           NORWEST
(UNAUDITED)      NOVEMBER 30, 1998                                         ADVANTAGE          STAGECOACH       PRO FORMA
                                                                     VALUGROWTH STOCK FUND    GROWTH FUND      COMBINED
SHARES/PAR       SECURITY DESCRIPTION                                       VALUE(b)            VALUE(b)       VALUES(b)
                 TELECOMMUNICATIONS
      57,314     American Telephone & Telegraph Corporation               $          0       $  3,571,379     $  3,571,379
      93,152     Bell Atlantic Corporation                                           0          5,181,580        5,181,580
     249,994     Ericsson LM ADR                                                     0          6,906,084        6,906,084
      83,346     GTE Corporation                                                     0          5,167,452        5,167,452
      50,892     Lucent Technologies Incorporated                                    0          4,379,893        4,379,893
     103,124     MCI Worldcom Incorporated                                           0          6,084,316        6,084,316
                                                                          $          0       $ 31,290,704     $ 31,290,704
                 UTILITIES
     108,886     Edison International                                     $          0       $  2,994,365     $  2,994,365
      35,000     Houston Industries Incorporated                                     0          1,106,875        1,106,875
      70,735     Northern Telecom Limited ADR                                        0          3,302,440        3,302,440
     134,536     Pacific Gas & Electric Company                                      0          4,162,208        4,162,208
     165,504     SBC Communications                                                  0          7,933,848        7,933,848
                                                                          $          0       $ 19,499,736     $ 19,499,736
                 TOTAL COMMON STOCKS                                      $452,435,457       $400,260,022     $852,695,479

                 UNIT INVESTMENT TRUSTS
      79,800     Standard & Poor's Depositary Receipt                     $          0       $  9,294,206     $  9,294,206

                 WARRANTS
          28     Jan Bell Marketing, Incorporated                         $          1       $          0     $          1

                 REPURCHASE AGREEMENTS
                 Goldman Sachs Pooled Repurchase Agreement - 102%
  $4,388,000     Collateralized by U.S. Government Securities             $          0       $  4,388,000     $  4,388,000
                 JP Morgan Securities Incorporated Repurchase
                 Agreement - 102% Collateralized by                                  0            370,000          370,000
     370,000     U.S. Government Securities

                 TOTAL SHORT-TERM INVESTMENTS                             $          0       $  4,758,000     $  4,758,000

                 TOTAL INVESTMENTS IN SECURITIES                          $452,435,458       $414,312,228     $866,747,686
                 (Combined Cost $637,048,112)

            (a) Due to different investment objectives, certain of these securities will be sold by the Investment Manager as part of the reorganization.
            (b) See historical financial statements and footnotes thereto of each of the Funds regarding valuation of securities.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - INCOME EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - NOVEMBER 30, 1998



                                                       STAGECOACH            NORWEST
                                                  DIVERSIFIED EQUITY     ADVANTAGE INCOME        PRO FORMA         PRO FORMA
                                                       INCOME FUND         EQUITY FUND           ADJUSTMENTS        COMBINED
                                                  ------------------------------------------------------------  ---------------

ASSETS
INVESTMENTS:
     In securities, at market value
          (see cost below)                             $236,473,517        $1,504,268,776                        $1,740,742,293
     Cash                                                     6,142                     0                                 6,142
Receivables:
     Dividends and Interest                                 727,316                13,475                               740,791
     Fund shares sold                                         2,095             3,382,414                             3,384,509
     Investment securities sold                           1,799,547                     0                             1,799,547
Due from advisor                                                  0                     0          4,139 (b)              4,139
Organization expenses, net of amortization                    4,139                11,357         (4,139)(b)             11,357
TOTAL ASSETS                                            239,012,756         1,507,676,022                         1,746,688,778
LIABILITIES
Payables:
     Investment securities purchased                        502,765                     0                               502,765
     Distribution to shareholders                                 0                 8,922                                 8,922
     Fund shares redeemed                                    32,463             1,672,575                             1,705,038
     Due to distributor                                     130,509                76,511                               207,020
     Due to advisor                                         196,808               305,380                               502,188
     Other                                                   82,951                72,171                               155,122
TOTAL LIABILITIES                                           945,496             2,135,559                             3,081,055
TOTAL NET ASSETS                                       $238,067,260        $1,505,540,463                        $1,743,607,723
NET ASSETS CONSIST OF:
     Paid-in capital                                   $179,154,905        $1,134,735,612                        $1,313,890,517
     Undistributed net investment income (loss)             596,421             3,361,806                             3,958,227
     Undistributed net realized gain (loss)
          on investments                                 24,440,949             5,299,867                            29,740,816
     Net unrealized appreciation (depreciation)
          of investments                                 33,874,985           362,143,178                           396,018,163
TOTAL NET ASSETS                                       $238,067,260        $1,505,540,463                        $1,743,607,723
COMPUTATION OF NET ASSET VALUE
   AND OFFERING PRICE PER SHARE
Net assets - Class A                                   $174,044,375        $   86,900,348                        $  260,944,723
Shares outstanding - Class A                              9,949,056             2,086,097     (5,772,172)(c)          6,262,981
Net asset value per share - Class A                    $      17.49        $        41.66                        $        41.66
Maximum offering price per share - Class A             $      18.46
Net Assets - Class B                                   $ 64,022,885        $   82,770,746                        $  146,793,631
Shares outstanding - Class B                              3,910,859             1,990,547     (2,371,158)(c)          3,530,248
Net asset value and offering price per
     share - Class B                                   $      16.37        $        41.58                        $        41.58
Net Assets - Class C                                                       $       12,002                        $       12,002
Shares outstanding - Class C                                                          281                                   281
Net asset value and offering price per
     share - Class C                                                       $        42.58(f)                     $        42.58(f)
Net Assets - Institutional Class                                           $1,335,857,367                        $1,335,857,367
Shares outstanding - Institutional Class                                       32,071,380                            32,071,380
Net asset value and offering price per
     share - Institutional Class                                           $        41.65                        $        41.65

INVESTMENT AT COST                                     $202,598,532        $1,142,125,598                        $1,344,724,130
-------------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - INCOME EQUITY FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED NOVEMBER 30, 1998 (UNAUDITED)



                                             STAGECOACH           NORWEST
                                        DIVERSIFIED EQUITY    ADVANTAGE INCOME    CORE-GATEWAY         PRO FORMA         PRO FORMA
INVESTMENT INCOME                           INCOME FUND         EQUITY FUND      ADJUSTMENTS(a)       ADJUSTMENTS        COMBINED
                                        -------------------------------------------------------------------------------------------
  Dividends                               $  7,016,776         $ 27,518,284                                            $ 34,535,060
  Interest                                     653,187            1,169,038                                               1,822,225
  Securities lending income                          0              215,638                                                 215,638
  Net expenses from master/core
      portfolios                                     0           (7,003,418)        7,003,418                                     0
TOTAL INVESTMENT INCOME                      7,669,963           21,899,542                                              36,572,923

EXPENSES
  Advisory fees                              1,318,662                    0         6,582,483          3,950,881 (d)     11,852,026
  Administration fees                          180,065              658,254           658,248            873,838 (d)      2,370,405
  Custody fees                                  55,044                    0           142,099            118,911 (d)        316,054
  Shareholder serv fees                        791,197                    0                 0            209,577 (d)      1,000,774
  Portfolio accounting fees                    114,244               39,500            55,383           (129,127)(d)         80,000
  Transfer agency fees                         369,225            3,291,267                 0         (2,295,364)(d)      1,365,128
  Distribution fees                            504,386              648,382                 0           (170,817)(d)        981,951
  Organization costs                             2,599               11,920             2,065             (4,664)(d)         11,920
  Legal and audit fees                          69,890               38,487            15,107            (30,871)(d)         92,613
  Registration fees                             45,940              188,148                 0                  0            234,088
  Directors' fees                                3,831               17,491             3,223            (18,116)(d)          6,429
  Shareholder reports                           94,848               88,016                 0            (18,286)(d)        164,578
  Other                                         22,345               13,402            14,060             (2,491)(d)         47,316
TOTAL EXPENSES                               3,572,276            4,994,867                                              18,523,282
Less:
      Waived fees and reimbursed
          expenses fees                        (37,732)            (326,200)         (469,250)        (2,275,079)(e)     (3,108,261)
NET EXPENSES                                 3,534,544            4,668,667                                              15,415,021
NET INVESTMENT INCOME (LOSS)                 4,135,419           17,230,875                                              21,157,902

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain (loss) on
      sale of investments                   22,837,294            8,579,327                                              31,416,621
  Net change in unrealized appreciation
      (depreciation) of investments        (12,155,524)         170,845,783                                             158,690,259
NET GAIN (LOSS) ON INVESTMENTS              10,681,770          179,425,110                                             190,106,880
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                $ 14,817,189         $196,655,985                                            $211,264,782
-----------------------------------------------------------------------------------------------------------------------------------

*   The Stagecoach Diversified Equity Income Fund and Norwest Advantage
    Income Equity Fund are merging to form the Wells Fargo Income Equity Fund, historical accounting data from the Norwest Advantage Income Equity Fund will be kept.

(a) The Norwest Advantage Income Equity Fund, a "Gateway Fund", invests in securities through a "Core Portfolio", the Norwest Advantage Income Equity Portfolio. Expenses allocated from the Core Portfolio to the Gateway Fund over the year ended November 30, 1998 have been presented according to the pro rata share amount of each expense at the Core Portfolio level. After the reorganization, the combined Fund will continue to invest in Core Portfolios.
(b) Wells Fargo Bank will absorb the balance of unamortized organizational costs from Funds which are not accounting survivors.
(c) Reflects new shares issued, net of retired shares of the respective Funds which are not accounting survivors.
(d) Reflects adjustment in expenses due to elimination of duplicate services or effect of purposed contract rate.
(e) Reflects a change in the amount Wells Fargo would have waived to keep the Fund at its purposed expense limit.
(f) The number of shares listed is a rounded figure and could affect a recalculation of the NAV due to the small number of shares outstanding.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - INCOME EQUITY FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH DIVERSIFIED EQUITY INCOME FUND AND NORWEST ADVANTAGE INCOME EQUITY PORTFOLIO(a)

                                                                                STAGECOACH         NORWEST
                                                                                DIVERSIFIED       ADVANTAGE
(UNAUDITED)        NOVEMBER 30, 1998                                               EQUITY        INCOME EQUITY     PRO FORMA
                                                                                INCOME FUND        PORTFOLIO       COMBINED
SHARES/PAR         SECURITY DESCRIPTION                                           VALUE(b)        VALUE(b)(c)      VALUES(b)
                   COMMON STOCKS

                   AUTOMOBILE & RELATED
       115,000     Dana Corporation                                              $  4,485,000   $            0    $    4,485,000
        50,000     Eaton Corporation                                                3,415,625                0         3,415,625
        60,000     Ford Motor Company                                               3,315,000                0         3,315,000
       128,000     Genuine Parts Company                                            4,216,000                0         4,216,000
                                                                                 $ 15,431,625   $            0    $   15,431,625
                   CAPITAL GOODS
       575,978     General Electric Company                                      $  2,262,500   $   49,863,509    $   52,126,009
        98,000     New Century Energies                                             4,710,125                0         4,710,125
                      Incorporated
       604,100     Public Service Enterprise                                                0       23,559,900        23,559,900
                      Group, Incorporated
        50,000     Raytheon Company                                                 2,734,375                0         2,734,375
        60,000     Thomas & Betts Corporation                                       2,598,750                0         2,598,750
        98,000     USEC Incorporated                                                1,329,125                0         1,329,125
       719,832     Waste Management Incorporated                                    1,715,000       29,147,797        30,862,797
                                                                                 $ 15,349,875   $  102,571,206    $  117,921,081
                   CONSUMER - DISCRETIONARY
        92,000     Consolidated Stores Corporation                               $  1,978,000   $            0    $    1,978,000
       930,500     Dupont (E.I.) de Nemours                                         4,700,000       49,966,875        54,666,875
                       and Company
        25,000     Estee Lauder Automatic                                           1,743,750                0         1,743,750
                       Common Exchange
                    Securities Trust
                                                                                 $  8,421,750   $   49,966,875    $   58,388,625
                   ENERGY & RELATED
       605,200     Atlantic Richfield Corporation                                $  4,455,500   $   35,790,300    $   40,245,800
       458,750     Chevron Corporation                                                      0       38,362,969        38,362,969
       139,400     Conoco Incorporated                                              3,302,038                0         3,302,038
       543,000     Consolidated Natural Gas Company                                         0       29,491,687        29,491,687
       541,102     Exxon Corporation                                                        0       40,616,469        40,616,469
       305,900     Mobil Corporation                                                        0       26,364,756        26,364,756
       740,600     Pacific Gas & Electric Company                                           0       22,912,313        22,912,313
        80,000     Pennzoil Company                                                 2,970,000                0         2,970,000
        45,000     Phillips Petroleum Company                                       1,890,000                0         1,890,000
       440,100     Schlumberger Ltd.                                                        0       19,666,969        19,666,969
        72,000     Texaco Incorporated                                              4,144,500                0         4,144,500
       120,000     USX-Marathon Group                                               3,405,000                0         3,405,000
        80,000     Williams Companies Incorporated                                  2,305,000                0         2,305,000
                                                                                 $ 22,472,038   $  213,205,463    $  235,677,501
                   FINANCE & RELATED
       412,300     American Express Company                                      $          0   $   41,255,769    $   41,255,769
       686,750     American General Corporation                                             0       48,372,953        48,372,953
        40,000     Archstone Communities Trust                                        835,000                0           835,000
        10,000     Arden Realty Group Incorporated                                    230,000                0           230,000
        95,000     Banc One Corporation                                             4,874,688                0         4,874,688
        50,000     BankAmerica Corporation                                          3,259,375                0         3,259,375
        65,000     Charles E. Smith Residential                                     1,921,563                0         1,921,563
                       Realty
       110,000     Chase Manhattan Corporation                                      6,978,125                0         6,978,125
        85,000     CIGNA Corporation                                                6,614,063                0         6,614,063
       110,000     Duke Realty Investments                                          2,495,625                0         2,495,625
                       Incorporated
        40,000     Equity Residential Properties                                    1,692,500                0         1,692,500
                       Trust
        40,000     Felcor Lodging Trust                                               952,500                0           952,500
                       Incorporated
        84,000     Hartford Financial Services                                      4,635,750                0         4,635,750
                       Group
        73,000     Highwoods Properties Incorporated                                1,984,688                0         1,984,688
        85,000     Indymac Mortgage Holdings                                          818,125                0           818,125
                       Incorporated
       470,650     J.P. Morgan & Company,                                                   0       50,300,719        50,300,719
                       Incorporated
       120,000     Kilroy Realty Corporation                                        2,685,000                0         2,685,000
        50,000     Post Properties Incorporated                                     1,912,500                0         1,912,500
        85,000     Prologis Trust                                                   1,880,625                0         1,880,625
        70,000     Simon Property Group                                             2,073,750                0         2,073,750
                       Incorporated
       120,000     SLM Holding Corporation                                          5,280,000                0         5,280,000
        78,000     Spieker Properties Incorporated                                  2,817,750                0         2,817,750
       105,000     St. Paul Companies Incorporated                                  3,701,250                0         3,701,250
       470,900     Transamerica Corporation                                                 0       50,033,125        50,033,125
     1,067,850     U.S. Bancorp                                                             0       39,310,228        39,310,228
       150,000     Washington Mutual Incorporated                                   5,812,500                0         5,812,500
                                                                                 $ 63,455,377   $  229,272,794    $  292,728,171

                   FOOD & RELATED
       110,000     American Stores Company                                       $  3,691,875   $            0    $    3,691,875
       602,750     McDonald's Corporation                                                   0       42,230,172        42,230,172
     1,662,640     PepsiCo, Incorporated                                                    0       64,323,385        64,323,385
     1,301,550     Philip Morris Companies                                          6,992,188       65,813,266        72,805,454
                       Incorporated

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - INCOME EQUITY FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH DIVERSIFIED EQUITY INCOME FUND AND NORWEST ADVANTAGE INCOME EQUITY PORTFOLIO(a)

                                                                                STAGECOACH         NORWEST
                                                                                DIVERSIFIED       ADVANTAGE
(UNAUDITED)        NOVEMBER 30, 1998                                               EQUITY        INCOME EQUITY     PRO FORMA
                                                                                INCOME FUND        PORTFOLIO       COMBINED
SHARES/PAR         SECURITY DESCRIPTION                                           VALUE(b)        VALUE(b)(c)      VALUES(b)
       877,250     Sara Lee Corporation                                                     0       51,209,469        51,209,469
                                                                                 $ 10,684,063   $  223,576,292    $  234,260,355
                   GENERAL BUSINESS
       250,000     Allegheny Teledyne Incorporated                               $  5,140,625   $            0    $    5,140,625
     1,669,972     AMP, Incorporated                                                        0       80,784,895        80,784,895
       371,800     Deluxe Corporation                                                       0       12,920,050        12,920,050
     1,563,600     Dun & Bradstreet Corporation                                             0       47,201,175        47,201,175
       544,050     Eastman Kodak Company                                                    0       39,477,628        39,477,628
       677,000     Emerson Electric Company                                                 0       44,005,000        44,005,000
       150,000     Fremont General Corporation                                      7,556,250                0         7,556,250
     1,056,200     Hewlett-Packard Company                                                  0       66,276,550        66,276,550
       567,600     Honeywell, Incorporated                                                  0       45,372,525        45,372,525
       200,000     Household International                                          7,825,000                0         7,825,000
                       Incorporated
       520,750     Johnson & Johnson                                                        0       42,310,937        42,310,937
        32,000     Loews Corporation                                                3,200,000                0         3,200,000
       497,150     Minnesota Mining & Manufacturing                                         0       39,927,359        39,927,359
                       Company
     1,604,800     Morton International, Incorporated                                       0       47,241,300        47,241,300
       554,800     Procter & Gamble Company                                                 0       48,614,350        48,614,350
       369,300     United Technologies Corporation                                          0       39,584,344        39,584,344
                                                                                 $ 23,721,875   $  553,716,113    $  577,437,988
                   HEALTHCARE
     1,012,800     American Home Products                                        $  3,993,750   $   49,937,850    $   53,931,600
       608,900     IMS Health, Incorporated                                                 0       40,415,737        40,415,737
       287,400     Merck & Company, Incorporated                                            0       44,511,075        44,511,075
       530,400     Pfizer, Incorporated                                                     0       59,205,900        59,205,900
                                                                                 $  3,993,750   $  194,070,562    $  198,064,312
                   INTERNATIONAL STOCKS
        62,000     Philips Electronics NV                                        $  3,925,375   $            0    $    3,925,375
                       (Netherlands)
       486,600     Royal Dutch Petroleum Company                                    2,162,000       20,708,200        22,870,200
                                                                                 $  6,087,375   $   20,708,200    $   26,795,575
                   MANUFACTURING - PROCESSING
        38,000     Baxter International                                          $  2,415,375   $            0    $    2,415,375
                       Incorporated
        90,000     El Paso Energy Corporation                                       3,071,250                0         3,071,250
     1,836,600     Fortune Brands, Incorporated                                             0       62,559,189        62,559,189
       100,000     Kimberly-Clark Corporation                                       5,262,500                0         5,262,500
       150,000     Sherwin Williams Company                                         4,256,250                0         4,256,250
                                                                                 $ 15,005,375   $   62,559,189    $   77,564,564
                   RETAIL & RELATED
       965,800     Dayton Hudson Corporation                                     $          0   $   43,461,000    $   43,461,000
       738,400     J.C. Penney Company,                                                     0       40,612,000        40,612,000
                       Incorporated
       729,500     May Department Stores Company                                            0       43,997,969        43,997,969
       818,830     Sears Roebuck & Company                                          2,134,687       36,708,560        38,843,247
                                                                                 $  2,134,687   $  164,779,529    $  166,914,216
                   TELECOMMUNICATIONS
     1,113,200     AT&T Corporation                                              $          0   $   69,366,275    $   69,366,275
       857,600     GTE Corporation                                                  4,650,000       48,521,200        53,171,200
       783,146     Lucent Technologies, Incorporated                                        0       67,399,503        67,399,503
                                                                                 $  4,650,000   $  185,286,978    $  189,936,978
                   UTILITIES
       150,000     Alltel Corporation                                            $  7,950,000   $            0    $    7,950,000
        97,000     Duke Energy Corporation                                          6,068,562                0         6,068,562
        95,000     Sonat Incorporated                                               2,820,312                0         2,820,312
       180,000     Southern Company                                                 5,310,000                0         5,310,000
       946,350     Texas Utilities Company                                          3,119,374       39,052,347        42,171,721
                                                                                 $ 25,268,248   $   39,052,347    $   64,320,595

                   TOTAL COMMON STOCKS                                           $216,676,038   $2,038,765,548    $2,255,441,586

                   CONVERTIBLE PREFERRED STOCKS
        33,700     Texas Utilities Company                                       $ 1,878,775    $            0    $    1,878,775
        47,700     Union Pacific Capital Trust                                     2,224,013                 0         2,224,013
                                                                                 $ 4,102,788    $            0    $    4,102,788

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - INCOME EQUITY FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH DIVERSIFIED EQUITY INCOME FUND AND NORWEST ADVANTAGE INCOME EQUITY PORTFOLIO(a)

                                                                                STAGECOACH         NORWEST
                                                                                DIVERSIFIED       ADVANTAGE
(UNAUDITED)        NOVEMBER 30, 1998                                               EQUITY        INCOME EQUITY     PRO FORMA
                                                                                INCOME FUND        PORTFOLIO       COMBINED
SHARES/PAR         SECURITY DESCRIPTION                                           VALUE(b)        VALUE(b)(c)      VALUES(b)
                   CORPORATE BOND

                   INDUSTRIALS
$      500,000     Federated Department              8.13%         10/15/02      $    538,125   $            0    $      538,125
       500,000     Occidental Petroleum              6.40          04/01/13           506,875                0           506,875
                      Corporation
       500,000     News America Incorporated         6.70          05/21/04           525,000                0           525,000
                                                                                 $  1,570,000   $            0    $    1,570,000
                   BANK & FINANCE
$      500,000     Citi Group Holdings               6.38%         10/01/02      $    511,250                0    $      511,250
                      Incorporated
       500,000     Household Netherlands             6.20          12/01/03           513,125                0           513,125
       500,000     Mellon Financial Company          5.75          11/15/03           506,250                0           506,250
                                                                                 $  1,530,625   $            0    $    1,530,625
                   TRANSPORTATION
$      500,000     Union Pacific Company             7.25%         11/01/08      $    518,750   $            0    $      518,750

                   MISCELLANEOUS BONDS
$      500,000     EOP Operating Limited             6.50%         06/15/04      $    490,760   $            0    $      490,760
                       Partnership
       500,000     Ford Motor Credit                 6.50          02/28/02           515,625                0           515,625
                                                                                 $  1,006,385   $            0    $    1,006,385
                   TOTAL CORPORATE BOND                                          $  4,625,760   $            0    $    4,625,760

                   U.S. TREASURY SECURITIES
$    3,000,000     U.S. Treasury Notes               6.50%         08/31/01      $  3,142,500                0    $    3,142,500
     4,400,000     U.S. Treasury Notes               5.75          04/30/03         4,590,431                0         4,590,431
                   TOTAL U.S. TREASURY                                           $  7,732,931   $            0    $    7,732,931
                       SECURITIES

                   SHORT-TERM INSTRUMENTS

                   REPURCHASE AGREEMENTS
                   Goldman Sachs Pooled
                   Repurchase Agreement
                   - 102% Collateralized by
                   U.S. Government
$    2,482,000     Securities                        5.25%        12/01/98       $  2,482,000   $            0    $    2,482,000
                   JP Morgan Securities
                   Incorporated Repurchase
                   Agreement - 102%
                   Collateralized by
                   U.S. Government
       854,000     Securities                        5.15          12/01/98           854,000                0           854,000
                   NationsBanc Montgomery
    60,475,583     Securities, Incorporated          5.50          12/01/98                 0   $   60,475,583        60,475,583
                   TOTAL SHORT-TERM INSTRUMENTS                                  $  3,336,000   $   60,475,583    $   63,811,583

PRO FORMA ADJUSTMENTS(c)
                   To Securities at Market Value                                 $          0   $ (598,283,722)   $ (598,283,722)
                   From Other Assets and                                                    0        3,311,367         3,311,367
                   Liablities from Core Portfolio
                                                                                 $          0   $ (594,972,355)   $ (594,972,355)
                   TOTAL INVESTMENTS IN SECURITIES                               $236,473,517   $1,504,268,776    $1,740,742,293
                   (Cost $1,344,724,130)

               (a) Due to different investment objectives, certain of these securities will be sold by the Investment Manager as part of the reorganization.
               (b) See historical financial statements and footnotes thereto of each of the Funds regarding valuation of securities.
               (c) The Norwest Advantage Income Equity Fund invests directly into and comprises 71.5% of the Norwest Advantage Income Equity Portfolio's net assets. The investment schedule under the Norwest Advantage Income Equity Portfolio presents the total investment positions held by the underlying portfolio. At the bottom of the investment schedule, pro forma adjustments have been reflected which represent the portion of the underlying portfolio's net assets not owned by the Norwest Advantage Income Equity Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-77)

WELLS FARGO FUNDS - SMALL CAP FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - NOVEMBER 30, 1998

                                                       NORWEST
                                                      ADVANTAGE    STAGECOACH
                                                       SMALL        STRATEGIC     STAGECOACH
                                                      COMPANY        GROWTH          SMALL        PRO FORMA         PRO FORMA
                                                     STOCK FUND       FUND         CAP FUND     ADJUSTMENTS (d)      COMBINED
                                                    -----------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market value (see cost below)   $ 68,524,651  $ 140,399,891   $ 96,620,894   $(57,006,327)     $ 248,539,109
  Cash                                                         0          4,198          6,632        258,093            268,923
Receivables:
  Dividends and Interest                                  17,279          9,727         11,929                            38,935
  Fund shares sold                                        10,294          6,572         15,793                            32,659
  Investment securities sold                                   0      6,205,408        592,228                         6,797,636
Due from advisor                                               0              0              0            545 (e)            545
Organization expenses, net of amortization                   545              0         29,392           (545)(e)         29,392
Prepaid expenses                                               0          7,078              0                             7,078
TOTAL ASSETS                                          68,552,769    146,632,874     97,276,868                       255,714,277
LIABILITIES
Payables:
  Investment securities purchased                              0      4,630,188        860,191                         5,490,379
  Distribution to shareholders                             5,218              0              0                             5,218
  Fund shares redeemed                                   193,353        106,242          9,519                           309,114
  Due to distributor                                         985         93,823         31,151                           125,959
  Due to advisor                                           5,110        101,206         51,050                           157,366
  Other                                                   19,758        133,736        141,054                           294,548
TOTAL LIABILITIES                                        224,424      5,065,195      1,092,965                         6,382,584
TOTAL NET ASSETS                                    $ 68,328,345  $ 141,567,679   $ 96,183,903                     $ 249,331,693
NET ASSETS CONSIST OF:
  Paid-in capital                                   $ 96,160,748  $ 159,187,421   $111,153,973    (56,748,234)     $ 309,753,908
  Undistributed net investment income (loss)             (31,361)    (1,841,555)      (227,438)                       (2,100,354)
  Undistributed net realized gain (loss)
    on investments                                   (25,631,948)   (17,629,128)   (15,268,644)       310,346        (58,219,374)
  Net unrealized appreciation (depreciation)
    of investments                                    (2,169,094)     1,850,941        526,012       (310,346)          (102,487)
TOTAL NET ASSETS                                    $ 68,328,345  $ 141,567,679   $ 96,183,903                     $ 249,331,693
COMPUTATION OF NET ASSET VALUE
  AND OFFERING PRICE PER SHARE
Net assets - Class A                                $  5,360,629  $ 101,046,521   $ 11,611,814                     $ 118,018,964
Shares outstanding - Class A                             578,171      5,570,047        604,591       (609,420)(f)      6,143,389
Net asset value per share - Class A                 $       9.27  $       18.14   $      19.21                     $       19.21
Maximum offering price per share - Class A          $       9.81  $       19.15   $      20.27                     $       20.27
Net Assets - Class B                                $  4,164,305  $  22,324,071   $ 14,181,288                     $  40,669,664
Shares outstanding - Class B                             468,049      1,015,803        748,881        (84,993)(f)      2,147,740
Net asset value and offering price per
  share - Class B                                   $       8.90  $       21.98   $      18.94                     $       18.94
Net Assets - Class C                                              $  18,197,087  $   1,485,692                     $  19,682,779
Shares outstanding - Class C                                            828,774         78,483        132,502(f)       1,039,759
Net asset value and offering price per
  share - Class C                                                 $       21.96   $      18.93                     $       18.93
Net Assets - Institutional Class                    $ 58,803,411                  $ 68,905,109   $(56,748,234)     $  70,960,286
Shares outstanding - Institutional Class               6,379,424                     3,552,679     (6,273,436)(f)      3,658,667
Net asset value and offering price per
  share - Institutional Class                       $       9.22                  $      19.40                     $       19.40

INVESTMENT AT COST                                  $ 70,693,745  $ 138,548,950   $ 96,094,882   $(56,695,981)     $ 248,641,596
---------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - SMALL CAP FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED NOVEMBER 30, 1998 (UNAUDITED)

                                                       NORWEST
                                                   ADVANTAGE SMALL    CORE-GATEWAY       STAGECOACH
                                                    COMPANY STOCK       FEEDER        STRATEGIC GROWTH   MASTER-FEEDER
                                                         FUND        ADJUSTMENTS (a)        FUND        ADJUSTMENTS (b)
                                                   --------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                         $     653,843                     $    341,536
  Interest                                                372,208                          273,824
  Securities lending income                                68,022                                0
  Net expenses from master/core portfolios             (1,203,000)        1,203,000        (33,403)          33,403
TOTAL INVESTMENT INCOME                                  (108,927)                         581,957

EXPENSES
  Advisory fees                                                           1,139,063        877,494           27,946
  Administration fees                                      63,228            63,279        123,367
  Custody fees                                                               20,364         59,119            1,751
  Shareholder serv fees                                         0                 0        442,672
  Portfolio accounting fees                                37,500            35,518         94,238            2,739
  Transfer agency fees                                    316,149                 0        253,400
  Distribution fees                                        52,290                 0        521,071
  Organization costs                                        6,539             1,124          4,871
  Legal and audit fees                                     12,706            13,450         53,289
  Registration fees                                        17,092                 0         69,822
  Directors' fees                                           1,934               609          3,781              703
  Shareholder reports                                      11,703                 0        114,189
  Other                                                     3,006             2,738         27,843              264
TOTAL EXPENSES                                            522,147                        2,645,156
Less:
    Waived fees and reimbursed expenses fees             (165,348)          (73,144)       (45,972)
NET EXPENSES                                              356,799                        2,599,184
NET INVESTMENT INCOME (LOSS)                             (465,726)                      (2,017,227)

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on sale of investments     (21,845,228)                     (15,180,985)
  Net change in unrealized appreciation
      (depreciation) of investments                    (2,863,407)                        (759,869)
NET GAIN (LOSS) ON INVESTMENTS                        (24,708,635)                     (15,940,854)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                           $ (25,174,361)                   $ (17,958,081)
-----------------------------------------------------------------------------------------------------------------------



                                                   STAGECOACH SMALL   MASTER-FEEDER     PRO FORMA         PRO FORMA
                                                       CAP FUND      ADJUSTMENTS (c)  ADJUSTMENTS (d)     COMBINED
                                                   -----------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                         $     194,352                                      $  1,189,731
  Interest                                                411,751                                         1,057,783
  Securities lending income                                     0                                            68,022
  Net expenses from master/core portfolios                (17,630)         17,630                                 0
TOTAL INVESTMENT INCOME                                   588,473                                         2,315,536

EXPENSES
  Advisory fees                                           541,805          17,060         991,291 (g)     3,594,659
  Administration fees                                      63,783                         285,453 (g)       599,110
  Custody fees                                             44,891             653         (46,897)(g)        79,881
  Shareholder serv fees                                   234,139                           7,810 (g)       684,621
  Portfolio accounting fees                                74,960           2,583        (167,538)(g)        80,000
  Transfer agency fees                                     77,927                        (162,074)(g)       485,402
  Distribution fees                                       131,937                        (156,055)(g)       549,243
  Organization costs                                       11,176                         (12,534)(g)        11,176
  Legal and audit fees                                     18,631             893         (24,742)(g)        74,227
  Registration fees                                        79,874                               0           166,788
  Directors' fees                                           3,819                          (4,417)(g)         6,429
  Shareholder reports                                      21,046                         (14,694)(g)       132,244
  Other                                                    18,456             161          (2,623)(g)        49,845
TOTAL EXPENSES                                          1,322,444                                         6,513,625
Less:
    Waived fees and reimbursed expenses fees             (341,024)         (3,720)       (340,670)(h)      (969,878)
NET EXPENSES                                              981,420                                         5,543,747
NET INVESTMENT INCOME (LOSS)                             (392,947)                                       (3,228,211)

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on sale of investments     (18,340,769)                                      (55,366,982)
  Net change in unrealized appreciation
      (depreciation) of investments                     3,700,824                                            77,548
NET GAIN (LOSS) ON INVESTMENTS                        (14,639,945)                                      (55,289,434)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                           $ (15,032,892)                                     $(58,517,645)
--------------------------------------------------------------------------------------------------------------------

 * The Stagecoach Strategic Growth Fund, Stagecoach Small Cap Fund, and Norwest Advantage Small Company Growth Fund are merging to form the
     Wells Fargo Small Cap Fund, historical accounting data from the Stagecoach Small Cap Fund will be kept.
(a) The Norwest Advantage Small Company Fund, a "Gateway Fund", invests in securities through a "Core Portfolio", the Norwest Advantage Small Company Stock Portfolio. Expenses allocated from the Core Portfolio to the Gateway Fund over the year ended November 30, 1998 have been presented according to the pro rata share amount of each expense at the Core Portfolio level. After the reorganization, the combined Fund will not invest in Core Portfolios.
(b)  Information shown prior to December 12, 1997, is for the Overland
     Strategic Growth Fund which was a "Feeder Fund" investing in a "Master Portfolio", the Capital Appreciation Master Portfolio, and the expenses allocated to the Feeder have been presented according to the pro rata share amount of each expense at the Master Portfolio level. On December 12, 1997, the Fund merged with the Stagecoach Aggressive Growth Fund, the Capital Appreciation Master Portfolio was dissolved, and it was renamed the Stagecoach Strategic Growth Fund.
(c) Information shown prior to December 12, 1997, is for the Stagecoach Small Cap Fund which was a "Feeder Fund" investing in a "Master Portfolio", the Small Cap Master Portfolio, and the expenses allocated to the Feeder have been presented according to the pro rata share amount of each expense at the Master Portfolio level. On December 12, 1997, the Fund merged with the Overland Small Cap Strategy Fund, the Small Cap Master Portfolio was dissolved, and it was renamed the Stagecoach Small Cap Fund.
(d) Subsequent to November 30, 1998 approximately 82% of the Stagecoach Small Cap Fund's Institutional Class shares were redeemed in-kind into a collective fund prior to the merger. For purposes of this pro forma financial statement approximately 82% of the assets of the Stagecoach Small Cap Fund's Institutional Class have been removed.
(e) Wells Fargo Bank will absorb the balance of unamortized organizational costs from Funds which are not accounting survivors.
(f) Reflects new shares issued, net of retired shares of the respective Funds which are not accounting survivors.
(g) Reflects adjustment in expenses due to elimination of duplicate services or effect of purposed contract rate.
(h) Reflects a change in the amount Wells Fargo would have waived to keep the Fund at its purposed expense limit.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - SMALL CAP FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE SMALL COMPANY STOCK PORTFOLIO, STAGECOACH STRATEGIC GROWTH FUND AND STAGECOACH SMALL CAP FUND(a)

                                                                 NORWEST
                                                                ADVANTAGE        STAGECOACH
(UNAUDITED)   NOVEMBER 30, 1998                               SMALL COMPANY    STRATEGIC GROWTH       STAGECOACH         PRO FORMA
                                                             STOCK PORTFOLIO         FUND           SMALL CAP FUND        COMBINED
 SHARES/PAR   SECURITY DESCRIPTION                             VALUE(b)(c)         VALUE(b)           VALUE(b)(d)        VALUES(b)
              COMMON STOCKS

              ADVERTISING
  108,425     Ha-Lo Industries
              Incorporated                                      $          0     $  1,596,875        $  1,865,948     $   3,462,823

              CAPITAL GOODS
   35,000     Activision Incorporated                           $          0     $    468,125        $          0     $     468,125
   57,700     Aspect Telecommunications                                    0                0           1,092,694         1,092,694
   17,200     Comverse Technology
              Incorporated                                                 0                0             989,000           989,000
   59,100     Concentric Network
              Corporation                                                  0        1,276,875             400,088         1,676,963
   50,000     Diamond Offshore Drilling
              Incorporated                                                 0        1,118,750                   0         1,118,750
   95,750     Henry Schein Incorporated                            1,892,150                0           1,506,975         3,399,125
  168,000     Keystone Automotive
              Industries, Incorporated                             3,202,500                0                   0         3,202,500
   30,800     Maxwell Technologies
              Incorporated                                                 0                0             820,050           820,050
   49,320     Media Arts Group
              Incorporated                                                 0                0             721,305           721,305
   48,000     Pacific Gateway Exchange                                     0        1,118,750           1,029,250         2,148,000
  200,300     SCP Pool Corporation                                 3,104,650                0                   0         3,104,650
   31,000     Stewart Enterprises
              Incorporated                                                 0                0             691,688           691,688
   25,000     Visual New Works
              Incorporated                                                 0          868,750                   0           868,750
                                                                $  8,199,300     $  4,851,250        $  7,251,050     $  20,301,600
              COMPUTER SOFTWARE
  110,000     Actuate Software
              Corporation                                       $          0     $  1,003,750        $          0     $   1,003,750
   85,000     Aris Corporation                                             0        1,391,875                   0         1,391,875
   62,300     Axent Technologies
              Incorporated                                                 0        1,107,656             516,038         1,623,694
   11,800     Bindview Development
              Corporation                                                  0                0             271,400           271,400
   35,000     BMC Software Incorporated                                    0        1,787,188                   0         1,787,188
   44,000     Broadvision Incorporated                                     0        1,171,500                   0         1,171,500
   18,950     Computer Horizons
              Corporation                                                  0                0             426,375           426,375
   36,050     Cotelligent Group
              Incorporated                                                 0                0             660,166           660,166
   82,750     Documentum Incorporated                                      0        2,523,750             956,922         3,480,672
   31,200     Excite Incorporated                                          0          734,063             792,788         1,526,851
   75,000     FVC.Com Incorporated                                         0        1,087,500                   0         1,087,500
   20,000     Galileo International
              Incorporated                                                 0          800,000                   0           800,000
   13,800     Great Plains Software
              Incorporated                                                 0                0             541,650           541,650
  205,550     IMR Global Corporation                                       0        3,612,500             755,438         4,367,938
   53,300     International Integration
              Incorporated                                                 0          570,375             209,138           779,513
   35,000     Intervu Incorporated                                         0          564,375                   0           564,375
    9,250     Ixos Software ADR                                            0                0             395,438           395,438
   60,000     Learning Company
              Incorporated                                                 0        1,743,750                   0         1,743,750
   48,800     Legato Systems
              Incorporated                                                 0        1,314,844           1,018,406         2,333,250
   26,550     Lycos Incorporated                                           0          442,500           1,123,950         1,566,450
   92,500     Micromuse Incorporated                                       0        1,596,875             513,281         2,110,156
   44,400     Neomagic Corporation                                         0                0             838,050           838,050
   18,500     Network Appliance
              Incorporated                                                 0          751,250             638,563         1,389,813
   25,550     Nova Corporation                                             0                0             812,809           812,809
   30,000     Phoenix International
              Limited                                                      0          472,500                   0           472,500
   36,300     Siebel Systems
              Incorporated                                                 0                0             880,275           880,275
   28,250     Software AG Systems
              Incorporated                                                 0                0             543,813           543,813
   60,000     Sterling Commerce
              Incorporated                                                 0        2,175,000                   0         2,175,000
   48,500     Verisign Incorporated                                        0        1,946,063                   0         1,946,063
   10,000     Yahoo Incorporated                                           0        1,920,000                   0         1,920,000
                                                                $          0     $ 28,717,314        $ 11,894,500     $  40,611,814
              CONSUMER BASIC
   90,600     Capital Senior Living
              Corporation                                       $          0     $          0        $  1,121,175     $   1,121,175

              CONSUMER - DISCRETIONARY
  145,000     Access Worldwide
              Communication Incorporated                        $          0     $  1,305,000        $          0     $   1,305,000
   26,800     Amerisource Corporation                                      0                0           1,715,200         1,715,200
   13,150     CMGI Incorporated                                            0                0           1,019,125         1,019,125
   35,550     Equity Corporation
              International                                                0                0             919,856           919,856
   55,000     Profit Recovery Group
              Incorporated                                                 0        1,856,250                   0         1,856,250
   60,000     Republic Services
              Incorporated                                                 0        1,117,500                   0         1,117,500
   20,000     Restoration Hardware
              Incorporated                                                 0          558,750                   0           558,750
   70,000     Tandy Corporation                                            0        3,154,375                   0         3,154,375
   40,450     United Road Services
              Incorporated                                                 0                0             728,100           728,100
                                                                $          0     $  7,991,875        $  4,382,281     $  12,374,156
              ELECTRICAL EQUIPMENT
   45,000     ADC Telecommunications
              Incorporated                                      $          0     $  1,344,375        $          0     $   1,344,375
   15,000     Ascend Communication
              Incorporated                                                 0          842,813                   0           842,813
   25,000     C-Cube Microsystems
              Incorporated                                                 0          654,688                   0           654,688
   85,600     Celestica Incorporated                                       0          812,500             926,250         1,738,750
   75,000     Galileo Technology Limited                                   0        1,237,500                   0         1,237,500
   18,257     Gemstar International
              Group Limited                                                0                0           1,109,113         1,109,113
   18,785     Lexmark International
              Group Incorporated                                           0        1,434,704                   0         1,434,704
   17,550     PMC - Sierra Incorporated                                    0                0             945,506           945,506
  125,157     Power Integrations
              Incorporated                                                 0        1,947,768           1,056,000         3,003,768
   32,500     Sanmina Corporation                                          0        1,618,906                   0         1,618,906
   42,400     Tekelec                                                      0                0             657,200           657,200
                                                                $          0     $  9,893,254        $  4,694,069     $  14,587,323
              ENERGY & RELATED
  100,000     AGL Resources,
              Incorporated                                      $  2,156,250     $          0        $          0     $   2,156,250
   32,200     Barret Resource
              Corporation                                                  0          366,563             420,325           786,888
  127,000     Basin Exploration,
              Incorporated                                         1,476,375                0                   0         1,476,375
   39,600     BJ Services Company                                          0                0             546,975           546,975
   39,550     CILCORP, Incorporated                                2,392,775                0                   0         2,392,775
  257,100     EEX Corporation                                        915,919                0                   0           915,919
  215,150     El Paso Electric Company                             1,990,137                0                   0         1,990,137
   43,250     Ensco International
              Incorporated                                                 0                0             413,578           413,578
   55,000     Friede Goldman
              International Incorporated                                   0          687,500                   0           687,500
   65,000     Global Industries Limited                                    0          369,688                   0           369,688
   56,250     Marine Drilling Company
              Incorporated                                                 0                0             488,672           488,672
  134,100     Ocean Energy, Incorporated                           1,089,562                0                   0         1,089,562
   55,900     Sierra Pacific Resources                             2,012,400                0                   0         2,012,400
  146,964     Stericycle, Incorporated                             2,626,982                0                   0         2,626,982

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - SMALL CAP FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE SMALL COMPANY STOCK PORTFOLIO, STAGECOACH STRATEGIC GROWTH FUND AND STAGECOACH SMALL CAP FUND(a)

                                                                 NORWEST
                                                                ADVANTAGE        STAGECOACH
(UNAUDITED)   NOVEMBER 30, 1998                               SMALL COMPANY    STRATEGIC GROWTH       STAGECOACH         PRO FORMA
                                                             STOCK PORTFOLIO         FUND           SMALL CAP FUND        COMBINED
 SHARES/PAR   SECURITY DESCRIPTION                             VALUE(b)(c)         VALUE(b)           VALUE(b)(d)        VALUES(b)
  210,900     Tetra Technologies,
              Incorporated                                         4,428,900                0                   0         4,428,900
   37,400     Veritas DGC Incorporated                                     0                0             546,975           546,975
   40,000     Weatherford International
              Incorporated                                                 0          730,000                   0           730,000
                                                                $ 19,089,300     $  2,153,751        $  2,416,525     $  23,659,576
              ENTERTAINMENT & LEISURE
  146,300     A.C. Nielson Corporation                          $  4,032,394     $          0        $          0     $   4,032,394
  188,025     Family Golf Centers
              Incorporated                                                 0        2,364,688           1,501,577         3,866,265
    1,230     Iwerks Entertainment
              Incorporated                                                 0            1,230                   0             1,230
    3,000     National Record Mart
              Incorporated                                                 0                0              40,500            40,500
                                                                $  4,032,394     $  2,365,918        $  1,542,077     $   7,940,389
              FINANCE
   49,900     Americredit Corporation                           $          0     $          0        $    689,244     $     689,244
   74,900     BancWest Corporation                                 3,239,425                0                   0         3,239,425
   40,000     City National Corporation                                    0        1,495,000                   0         1,495,000
   11,200     CNB Bancshares
              Incorporated                                                 0                0             485,800           485,800
   75,000     Coinstar Incorporated                                        0          478,125                   0           478,125
   56,100     Community First Bankshares                                   0                0           1,195,631         1,195,631
   30,000     Countrywide Credit
              Industries                                                   0        1,485,000                   0         1,485,000
  126,991     Downey Financial
              Corporation                                          3,301,766                0                   0         3,301,766
   69,600     Envoy Corporation                                    1,180,300        1,595,000                   0         2,775,300
   14,050     Fidelity National
              Financial Incorporated                                       0                0             461,016           461,016
   13,000     Firstar Corporation                                          0          952,250                   0           952,250
   46,950     Firstfed Financial
              Corporation                                                  0                0             833,363           833,363
   15,000     GBC Bancorp                                            373,125                0                   0           373,125
   18,000     Golf Trust of America
              Incorporated                                                 0                0             470,250           470,250
  115,200     HCC Insurance Holdings,
              Incorporated                                         2,138,400                0                   0         2,138,400
   19,100     Healthcare Financial
              Partners                                                     0                0             627,913           627,913
   43,500     Inspire Insurance
              Solutions Incorporated                                       0        1,005,000             452,250         1,457,250
  177,100     Medallion Financial
              Corporation                                          2,745,050                0                   0         2,745,050
   48,450     Metris Companies
              Incorporated                                                 0        1,168,125             448,894         1,617,019
   70,000     Mid Atlantic Medical
              Services                                                     0          621,250                   0           621,250
    9,050     Mony Group Incorporated                                      0                0             279,984           279,984
   10,000     Northern Trust Corporation                                   0          807,500                   0           807,500
   22,500     Providian Financial
              Corporation                                                  0        2,065,781                   0         2,065,781
    7,750     Reinsurance Group America
              Incorporated                                                 0                0             507,625           507,625
    9,100     SEI Investments Company                                      0                0             839,475           839,475
   18,350     Silicon Valley Bankshares                                    0                0             458,750           458,750
   25,000     SLM Holding Corporation                                      0        1,100,000                   0         1,100,000
   50,000     Sovereign Bancorporation                                     0          640,625                   0           640,625
   35,000     Towne Services
              Incorporated                                                 0          262,500                   0           262,500
   21,000     Waddle & Reed Financial                                      0                0             501,375           501,375
   89,800     Webster Financial
              Corporation                                          2,491,950                0                   0         2,491,950
   78,700     Westamerica Bancorp                                  2,843,037                0                   0         2,843,037
   15,000     Zions Bancorporation                                         0          757,500                   0           757,500
                                                                $ 18,313,053     $ 14,433,656        $  8,251,570     $  40,998,279
              FOOD & RELATED
   31,750     American Italian Pasta
              Company                                           $          0     $          0        $    801,688     $     801,688
   65,000     CEC Entertainment,
              Incorporated                                         1,925,625                0                   0         1,925,625
  131,400     CKE Restaurants
              Incorporated                                         2,697,900                0             513,188         3,211,088
   38,118     Corn Products
              International,
              Incorporated                                         1,069,686                0                   0         1,069,686
  229,150     Foodmaker, Incorporated                              4,439,781                0                   0         4,439,781
  101,300     Fresh Del Monte Produce                              2,228,600                0                   0         2,228,600
  161,100     Rainforest Cafe,
              Incorporated                                         1,117,632                0                   0         1,117,632
   20,000     Starbucks Corporation                                        0          922,500                   0           922,500
                                                                $ 13,479,224     $    922,500        $  1,314,876     $  15,716,600
              GENERAL BUSINESS
  106,900     Acxiom Corporation                                $  2,525,512     $          0        $          0     $   2,525,512
  182,050     Administaff Incorporated                                     0        3,924,063           1,002,666         4,926,729
   40,412     Allied Waste Industries
              Incorporated                                                 0                0             823,395           823,395
  112,000     Amdocs Limited                                               0        1,383,750             338,250         1,722,000
   40,900     Avis Rent-a-Car
              Incorporated                                                 0                0             861,456           861,456
   71,300     Barr Laboratories,
              Incorporated                                         3,012,425                0                   0         3,012,425
   30,500     Cambridge Tech Partners
              Incorporated                                                 0                0             636,688           636,688
   66,539     Capstar Broadcasting
              Corporation                                                  0          536,250             653,135         1,189,385
  311,500     Cash America
              International,
              Incorporated                                         5,256,563                0                   0         5,256,563
   25,000     Chancelor Media
              Corporation                                                  0          942,188                   0           942,188
  129,300     Ciber, Incorporated                                  2,917,331                0                   0         2,917,331
   60,400     Computer Task Group,
              Incorporated                                         1,630,800                0                   0         1,630,800
  143,750     Convergys Corporation                                        0        1,556,563           1,075,859         2,632,422
   80,000     Cunningham Graphics
              International
              Incorporated                                                 0        1,410,000                   0         1,410,000
   49,000     Cybershop International
              Incorporated                                                 0          906,500                   0           906,500
   29,250     Emmis Broadcasting
              Corporation                                                  0                0           1,007,297         1,007,297
   67,781     FelCor Lodging Trust,
              Incorporated                                         1,614,035                0                   0         1,614,035
  131,600     Guitar Center,
              Incorporated                                         3,010,350                0                   0         3,010,350
   48,075     Harman International
              Industries,
              Incorporated                                         2,052,202                0                   0         2,052,202
  193,975     Ivex Packaging Corporation                           3,782,513                0                   0         3,782,513
  125,550     MAPICS, Incorporated                                 2,440,378                0                   0         2,440,378
  141,600     Metamor Worldwide
              Incorporated                                                 0        2,250,313           1,103,838         3,354,151
  135,100     Michael Foods,
              Incorporated                                         3,394,387                0                   0         3,394,387
  100,000     Musicland Stores
              Corporation                                          1,693,750                0                   0         1,693,750
  156,600     OfficeMax, Incorporated                              1,663,875                0                   0         1,663,875
   25,000     Panamsat Corporation                                         0          840,625                   0           840,625
   83,000     Parexel International
              Corporation                                                  0        1,303,125             860,063         2,163,188
   66,500     QuadraMed Corporation                                1,596,000                0                   0         1,596,000
  212,300     Rayovac Corporation                                  4,909,437                0                   0         4,909,437
   59,750     Regis Corporation                                            0                0           2,001,625         2,001,625
   38,250     Security Dynamics
              Technologies
              Incorporated                                                 0                0             583,313           583,313
  152,450     Smart Modular Technologies
              Incorporated                                                 0        2,087,500           1,094,894         3,182,394
   50,250     Staffmark Incorporated                                       0          232,500             935,813         1,168,313
  276,500     Sunstone Hotel Investors,
              Incorporated                                         2,937,813                0                   0         2,937,813
   76,000     Swift Transportation,
              Incorporated                                         1,667,250                0                   0         1,667,250
  137,250     Sykes Enterprises,
              Incorporated                                         2,779,313                0                   0         2,779,313
  160,600     Systems & Computers
              Technologies                                         2,930,950                0                   0         2,930,950
  110,000     Teletech Holdings
              Incorporated                                                 0        1,003,750                   0         1,003,750

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - SMALL CAP FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE SMALL COMPANY STOCK PORTFOLIO, STAGECOACH STRATEGIC GROWTH FUND AND STAGECOACH SMALL CAP FUND(a)

                                                                 NORWEST
                                                                ADVANTAGE        STAGECOACH
(UNAUDITED)   NOVEMBER 30, 1998                               SMALL COMPANY    STRATEGIC GROWTH       STAGECOACH         PRO FORMA
                                                             STOCK PORTFOLIO         FUND           SMALL CAP FUND        COMBINED
 SHARES/PAR   SECURITY DESCRIPTION                             VALUE(b)(c)         VALUE(b)           VALUE(b)(d)        VALUES(b)
   43,500     TMP Worldwide Incorporated                                   0                0           1,392,000         1,392,000
   93,000     True North Communications,
              Incorporated                                         2,615,625                0                   0         2,615,625
   84,600     United Stationers,
              Incorporated                                         2,241,900                0                   0         2,241,900
  108,950     Valassis Communications,
              Incorporated                                         4,671,231                0                   0         4,671,231
   37,400     Veterinary Centers of
              America                                                      0                0             687,225           687,225
   26,150     Wackenhut Corrections
              Corporation                                                  0                0             706,050           706,050
   44,000     Young & Rubicam
              Incorporated                                                 0        1,314,500                   0         1,314,500
                                                                $ 61,343,640     $ 19,691,627        $ 15,763,567     $  96,798,834
              HEALTHCARE
  101,900     Access Health,
              Incorporated                                      $  3,655,662     $          0        $          0     $   3,655,662
  151,200     American Retirement
              Corporation                                          2,371,950                0                   0         2,371,950
   49,000     Covance Incorporated                                         0                0           1,225,000         1,225,000
   45,000     Health Management
              Associates Incorporated                                      0          975,938                   0           975,938
   37,750     Jones Pharmaceutical
              Incorporated                                                 0                0           1,359,000         1,359,000
   65,000     Laser Vision Centers
              Incorporated                                                 0        1,157,813                   0         1,157,813
   19,950     Medicis Pharmaceutical                                       0                0           1,256,850         1,256,850
   90,000     Oxford Health Plans
              Incorporated                                                 0          995,625                   0           995,625
   60,000     Pharmaceutical Product
              Development                                                  0        1,717,500                   0         1,717,500
  294,400     Phycor, Incorporated                                 1,803,200                0                   0         1,803,200
   30,341     Renal Care Group
              Incorporated                                                 0                0             815,414           815,414
   66,300     Serologicals Corporation                                     0        1,028,125             919,438         1,947,563
  125,000     Somnus Medical
              Technologies Incorporated                                    0          367,188                   0           367,188
   15,000     Sunrise Assisted Living
              Incorporated                                                 0          646,875                   0           646,875
   45,900     Trigon Healthcare,
              Incorporated                                         1,701,169                0                   0         1,701,169
                                                                $  9,531,981     $  6,889,064        $  5,575,702     $  21,996,747
              MANUFACTURING - PROCESSING
   20,000     AES Corporation                                   $          0     $    915,000        $          0     $     915,000
   40,000     Biochem Pharmaceutical
              Incorporated                                                 0          975,000                   0           975,000
   10,000     Bowater Incorporated                                         0          395,000                   0           395,000
   74,700     Brooks Automation,
              Incorporated                                         1,195,200                0                   0         1,195,200
   16,500     Calmat Company                                               0                0             507,375           507,375
   15,400     Cambrex Corporation                                          0                0             431,200           431,200
   28,000     Commercial Fed Corporation                                   0                0             642,250           642,250
   50,000     Compuware Corporation                                        0        3,112,500                   0         3,112,500
   20,000     Conseco Incorporated                                         0          662,500                   0           662,500
   30,800     CSK Auto Parts                                               0                0             858,550           858,550
   35,000     Electronics For Imaging
              Incorporated                                                 0          938,438                   0           938,438
   20,000     General Cable Corporation                                    0          380,000                   0           380,000
   15,900     Hubco Incorporated                                           0                0             429,300           429,300
   62,500     Keane Incorporated                                           0        1,796,875                   0         1,796,875
   30,000     Mettler-Toledo
              International Incorporated                                   0          787,500                   0           787,500
   26,650     Metzler Group Incorporated                                   0                0           1,105,975         1,105,975
   51,000     OEA Incorporated                                             0          522,500             143,688           666,188
  100,000     Office Depot Incorporated                                    0        3,250,000                   0         3,250,000
   46,800     Policy Management System
              Corporation                                                  0          894,688           1,497,963         2,392,651
   35,000     SCI Systems Incorporated                                     0        1,701,875                   0         1,701,875
   55,000     Seagate Technology                                           0        1,622,500                   0         1,622,500
    6,100     Sepracor Incorporated                                        0                0             506,300           506,300
       11     Tyco International Limited                                   0              751                   0               751
                                                                $  1,195,200     $ 17,955,127        $  6,122,601     $  25,272,928
              MEDICAL EQUIPMENT & SUPPLIES
   25,000     Biomatrix Incorporated                            $          0     $  1,214,054        $          0     $   1,214,054
   57,350     Closure Medical Corporation                                  0          920,000             399,050         1,319,050
   22,600     Cohu, Incorporated                                     514,150                0                   0           514,150
   20,000     Guidant Corporation                                          0        1,716,250                   0         1,716,250
  161,450     Maxxim Medical Incorporated                          3,847,700                0             551,813         4,399,513
   48,950     Ocular Sciences Incorporated                                 0          337,500             763,875         1,101,375
   40,000     PSS World Medical
              Incorporated                                                 0          830,000                   0           830,000
                                                                $  4,361,850     $  5,017,804        $  1,714,738     $  11,094,392
              PHARMACEUTICALS
   22,500     Cardinal Health Incorporated                      $          0     $  1,544,063        $          0     $   1,544,063
   44,300     Coulter Pharmaceutical
              Incorporated                                                 0          851,250             405,763         1,257,013
   12,500     Elan PLC ADR                                                 0          851,563                   0           851,563
    6,850     MedImmune Incorporated                                       0                0             458,094           458,094
   42,650     Pharmacyclics Incorporated                                   0                0             741,044           741,044
                                                                $          0     $  3,246,876        $  1,604,901     $   4,851,777
              RETAIL & RELATED
   24,801     99 Cents Only Stores                              $          0     $          0        $  1,066,441     $   1,066,441
   24,400     Ames Department Stores
              Incorporated                                                 0                0             579,500           579,500
   49,450     Barnes & Noble Incorporated                                  0          828,125             809,906         1,638,031
   20,000     Circuit City Stores
              Incorporated                                                 0          723,750                   0           723,750
   46,675     Claire's Stores,
              Incorporated                                           793,475                0                   0           793,475
   35,950     Cost Plus Incorporated                                       0                0           1,186,350         1,186,350
   30,000     Hollywood Entertainment
              Corporation                                                  0          720,000                   0           720,000
   40,100     Just for Feet Incorporated                                   0                0             907,263           907,263
  124,975     Oshkosh B'Gosh, Incorporated                         2,999,400                0                   0         2,999,400
   10,000     Rite-Aid Corporation                                         0          463,750                   0           463,750
   20,000     Ross Stores Incorporated                                     0          727,500                   0           727,500
   32,492     Zale Corporation                                             0                0             930,084           930,084
                                                                $  3,792,875     $  3,463,125        $  5,479,544     $  12,735,544
              SHELTER
   11,750     BJ's Wholesale Club
              Incorporated                                      $          0     $          0        $    453,109     $     453,109
  122,000     Brookdale Living Communities
              Incorporated                                                 0        1,638,750             465,750         2,104,500
   28,100     Dal-Tile International
              Incorporated                                                 0                0             242,363           242,363
   10,000     Martin Mareitta Materials
              Incorporated                                                 0          485,000                   0           485,000
                                                                $          0     $  2,123,750        $  1,161,222     $   3,284,972
              TELECOMMUNICATIONS
   41,300     Applied Micro Circuits
              Corporation                                       $          0     $          0        $  1,383,550     $   1,383,550
  114,400     COMSAT Corporation                                   4,075,500                0                   0         4,075,500
   99,250     International
              Telecommunication Data
              Systems Incorporated                                 1,617,863                0             826,169         2,444,032
   34,500     ITC Deltacom Incorporated                                    0                0             541,219           541,219

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - SMALL CAP FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE SMALL COMPANY STOCK PORTFOLIO, STAGECOACH STRATEGIC GROWTH FUND AND STAGECOACH SMALL CAP FUND(a)

                                                                 NORWEST
                                                                ADVANTAGE        STAGECOACH
(UNAUDITED)   NOVEMBER 30, 1998                               SMALL COMPANY    STRATEGIC GROWTH       STAGECOACH         PRO FORMA
                                                             STOCK PORTFOLIO         FUND           SMALL CAP FUND        COMBINED
 SHARES/PAR   SECURITY DESCRIPTION                             VALUE(b)(c)         VALUE(b)           VALUE(b)(d)        VALUES(b)
   15,650     L-3 Communications
              Corporation                                                  0                0             729,681           729,681
   33,950     Level One Communications
              Incorporated                                                 0                0           1,050,316         1,050,316
   48,800     MasTec, Incorporated                                 1,134,600                0                   0         1,134,600
   26,500     National Data Corporation                                    0                0             990,438           990,438
   98,550     Star Telecommunications
              Incorporated                                                 0          675,000             655,425         1,330,425
   24,000     Superior Telecom
              Incorporated                                                 0                0           1,044,000         1,044,000
                                                                $  6,827,963     $    675,000        $  7,220,798     $  14,723,761
              TRANSPORTATION
   64,000     Atlantic Coast Airlines
              Incorporated                                      $          0     $    761,250        $    862,750     $   1,624,000
   25,900     MotivePower Industries,
              Incorporated                                           788,331                0                   0           788,331
   50,000     Wisconsin Central
              Transportation Corporation                                   0          906,250                   0           906,250
                                                                $    788,331     $  1,667,500        $    862,750     $   3,318,581
              UTILITIES
   20,000     Frontier Corporation                              $          0     $    602,500        $          0     $     602,500
   70,000     R&B Falcon Corporation                                       0          643,125                   0           643,125
                                                                $          0     $  1,245,625        $          0     $   1,245,625
              TOTAL COMMON STOCKS                               $150,955,111     $134,901,891        $ 90,239,894     $ 376,096,896

              REPURCHASE AGREEMENTS
$10,318,000   Goldman Sachs Pooled
              Repurchase
              Agreement - 102%
              Collateralized by U.S.
              Government Securities           5.25%   12/1/98   $          0     $  5,494,000        $  4,824,000     $  10,318,000
  1,014,000   HSBC Securities Incorporated
              Repurchase
              Agreement - 102%
              Collateralized by U.S.
              Government Securities           5.15    12/1/98              0                0           1,014,000         1,014,000
    389,000   JP Morgan Securities
              Incorporated
              Repurchase Agreement - 102%
              Collateralized by U.S.
              Government Securities           5.15    12/1/98              0            4,000             385,000           389,000
    158,000   Morgan Stanley & Company
              Repurchase Agreement - 102%
              Collateralized by U.S.
              Government Securities           5.23    12/1/98              0                0             158,000           158,000
 15,309,274   NationsBanc Montgomery
              Securities, Incorporated        5.50    12/1/98   $ 15,309,274     $          0        $          0     $  15,309,274
                                                                $ 15,309,274     $  5,498,000        $  6,381,000     $  27,188,274

              INVESTMENTS IN SECURITIES
              PRIOR TO PRO FORMA ADJUSTMENTS                    $166,264,385     $140,399,891        $ 96,620,894     $ 403,285,170

PRO FORMA ADJUSTMENTS

              To Securities at Market Value                     $(97,264,665)    $          0        $(57,006,327)    $(154,270,992)
              From Other Assets and
              Liablities from Core Portfolio                        (475,069)               0                   0          (475,069)
                                                                $(97,739,734)(c) $          0        $(57,006,327)(d) $(154,746,061)

              TOTAL INVESTMENTS IN SECURITIES                   $ 68,524,651     $140,399,891        $ 39,614,567     $ 248,539,109
              (Cost $248,641,596)


          (a) Due to different investment objectives, certain of these securities will be sold by the Investment Manager as part of the reorganization.
          (b) See historical financial statements and footnotes thereto of each of the Funds regarding valuation of securities.
          (c) The Norwest Advantage Small Company Stock Fund invests directly into and comprises 41.5% of the Norwest Small Company Stock Portfolio's net assets. The investment schedule under the Norwest Advantage Small Company Stock Portfolio presents the total investment positions held by the underlying portfolio. At the bottom of the investment schedule, pro forma adjustments have been reflected which represent the portion of the underlying portfolio's net assets not owned by the Norwest Advantage Small Company Stock Fund.
          (d) It is anticipated that approximately 82% of the Stagecoach Small Cap Fund's Institutional Class shares will be redeemed in-kind into a collective fund prior to the merger.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - NOVEMBER 30, 1998

                                                 NORWEST
                                                ADVANTAGE         NORWEST              NORWEST
                                             STRATEGIC VALUE     ADVANTAGE TOTAL   ADVANTAGE INCOME     PRO FORMA      PRO FORMA
                                                 BOND FUND      RETURN BOND FUND         FUND          ADJUSTMENTS      COMBINED
                                             -------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   In securities, at market value
     (see cost below)                           $ 9,529,319        $ 108,662,726     $ 358,962,476                   $ 477,154,521
   Cash                                                   0                    0                18                              18
Receivables:
   Dividends and Interest                                 0                    0         4,360,240                       4,360,240
   Fund shares sold                                     130               57,946           494,466                         552,542
   Investment securities sold                             0                    0            36,342                          36,342
Due from advisor                                          0                    0                 0       4,699 (c)           4,699
Organization expenses,
   net of amortization                                4,154                  545                 0      (4,699)(c)               0
TOTAL ASSETS                                      9,533,603          108,721,217       363,853,542                     482,108,362
LIABILITIES
Payables:
   Investment securities purchased                        0                    0         3,018,247                       3,018,247
   Distribution to shareholders                           0              413,738         1,503,079                       1,916,817
   Fund shares redeemed                              35,036               36,030           496,347                         567,413
   Due to distributor                                     0                4,961            36,784                          41,745
   Due to advisor                                       766                6,074           174,481                         181,321
   Other                                              8,241               12,453            50,640                          71,334
TOTAL LIABILITIES                                    44,043              473,256         5,279,578                       5,796,877
TOTAL NET ASSETS                                $ 9,489,560        $ 108,247,961     $ 358,573,964                   $ 476,311,485
NET ASSETS CONSIST OF:
   Paid-in capital                              $ 9,311,013        $ 104,965,813     $ 356,662,038                   $ 470,938,864
   Undistributed net investment
     income (loss)                                   10,428              (15,111)           14,155                           9,472
   Undistributed net realized gain
      (loss) on investments                           7,160            2,400,743        (7,765,074)                     (5,357,171)
   Net unrealized appreciation
      (depreciation) of investments                 160,959              896,516         9,662,845                      10,720,320
TOTAL NET ASSETS                                $ 9,489,560        $ 108,247,961     $ 358,573,964                   $ 476,311,485
COMPUTATION OF NET ASSET VALUE
   AND OFFERING PRICE PER SHARE
Net assets - Class A                                               $   1,551,695     $  10,298,744                   $  11,850,439
Shares outstanding - Class A                                             158,911         1,027,900     (4,123) (d)       1,182,688
Net asset value per share - Class A                                $        9.76     $       10.02                   $       10.02
Maximum offering price per share - Class A                         $       10.17     $       10.44                   $       10.44
Net Assets - Class B                                               $   3,320,169     $   6,588,372                   $   9,908,541
Shares outstanding - Class B                                             339,417           658,616     (7,467) (d)         990,566
Net asset value and offering price per
   share - Class B                                                 $        9.78     $       10.00                   $       10.00
Net Assets - Institutional Class                $ 9,489,560        $ 103,376,097     $ 341,686,848                   $ 454,552,505
Shares outstanding - Institutional Class            910,170           10,572,792        34,133,994    (204,742)(d)      45,412,214
Net asset value and offering price per
   share - Institutional Class                  $     10.43        $        9.78     $       10.01                   $       10.01

INVESTMENT AT COST                              $ 9,368,360        $ 107,766,210     $ 349,299,631                   $ 466,434,201
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - INCOME FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED NOVEMBER 30, 1998 (UNAUDITED)

                                        NORWEST
                                       ADVANTAGE                            NORWEST                             NORWEST
                                    STRATEGIC VALUE    CORE-GATEWAY    ADVANTAGE TOTAL     CORE-GATEWAY    ADVANTAGE INCOME
INVESTMENT INCOME                      BOND FUND      ADJUSTMENTS(a)   RETURN BOND FUND    ADJUSTMENTS(b)        FUND
                                    -----------------------------------------------------------------------------------------
  Interest                             $ 512,327                          $ 7,757,141                         $ 21,097,752
  Securities lending income                1,375                               32,550                               82,916
  Net expenses from master/core
    portfolios                           (43,997)           43,997           (654,508)         654,508                   0
TOTAL INVESTMENT INCOME                  469,705                            7,135,183                           21,180,668

EXPENSES
  Advisory fees                                0            38,806                  0          577,292           1,540,926
  Administration fees                      3,898             3,881             58,358           57,728             308,184
  Custody fees                                 0             1,282                  0           19,065              45,818
  Shareholder serv fees                        0                 0                  0                0                   0
  Portfolio accounting fees               15,500             2,771             37,500           41,216              83,000
  Transfer agency fees                    19,494                 0            291,787           12,265             770,464
  Distribution fees                            0                 0             27,338                0              49,939
  Organization costs                       1,096                 0              6,539                0                   0
  Legal and audit fees                     5,105               824             19,688                0              18,264
  Registration fees                        7,383                 0             14,773                0              25,943
  Directors' fees                             99                37              1,633              549               4,102
  Shareholder reports                        172                 0             11,703                0              21,192
  Other                                       44               136                352            2,019              12,716
TOTAL EXPENSES                            52,791                              469,671                            2,880,548
Less:
    Waived fees and reimbursed
      expenses fees                      (30,606)           (3,739)          (229,312)         (55,626)           (532,017)
NET EXPENSES                              22,185                              240,359                            2,348,531
NET INVESTMENT INCOME (LOSS)             447,520                            6,894,824                           18,832,137

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain (loss) on
    sale of investments                    6,537                            2,582,335                            8,676,066
  Net change in unrealized
      appreciation (depreciation)
      of investments                     143,807                             (400,040)                           1,907,127
NET GAIN (LOSS) ON INVESTMENTS           150,344                            2,182,295                           10,583,193
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS             $ 597,864                          $ 9,077,119                         $ 29,415,330


                                      PRO FORMA     PRO FORMA
INVESTMENT INCOME                    ADJUSTMENTS    COMBINED
                                    ---------------------------
  Interest                                        $ 29,367,220
  Securities lending income                            116,841
  Net expenses from master/core
    portfolios                                               0
TOTAL INVESTMENT INCOME                             29,484,061

EXPENSES
  Advisory fees                        6,466 (e)     2,163,490
  Administration fees                216,998 (e)       649,047
  Custody fees                        20,375 (e)        86,540
  Shareholder serv fees               45,085 (e)        45,085
  Portfolio accounting fees          (99,987)(e)        80,000
  Transfer agency fees              (854,844)(e)       239,166
  Distribution fees                  (19,319)(e)        57,958
  Organization costs                  (7,635)(e)             0
  Legal and audit fees               (10,970)(e)        32,911
  Registration fees                        0            48,099
  Directors' fees                          9 (e)         6,429
  Shareholder reports                 (3,307)(e)        29,760
  Other                                 (765)(e)        14,502
TOTAL EXPENSES                                       3,452,989
Less:
    Waived fees and reimbursed
      expenses fees                  746,590 (f)      (104,710)
NET EXPENSES                                         3,348,279
NET INVESTMENT INCOME (LOSS)                        26,135,782

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain (loss) on
    sale of investments                             11,264,938
  Net change in unrealized
      appreciation (depreciation)
      of investments                                 1,650,894
NET GAIN (LOSS) ON INVESTMENTS                      12,915,832
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                        $ 39,051,614

--------------------------------------------------------------------------------
 * The Norwest Advantage Income Fund, Norwest Advantage Total Return Bond Fund, and Norwest Advantage Performa Strategic Value Bond Fund are merging to form the Wells Fargo Income Fund, historical accounting data from the Norwest Advantage Income Fund will be kept.
(a) The Norwest Advantage Performa Strategic Value Bond Fund, a "Gateway Fund", invests in securities through a "Core Portfolio", the Norwest Advantage Strategic Value Bond Portfolio. Expenses allocated from the
      Core Portfolio to the Gateway Fund over the year ended November 30, 1998 have been presented according to the pro rata share amount of each expense at the Core Portfolio level. After the reorganization, the combined Fund will not continue to invest in Core Portfolios.
(b) The Norwest Advantage Total Return Bond Fund, a "Gateway Fund", invests in securities through a "Core Portfolio", the Norwest Advantage Strategic Value Bond Portfolio. Expenses allocated from the Core Portfolio to the Gateway Fund over the year ended November 30, 1998 have been presented according to the pro rata share amount of each expense at the Core Portfolio level. After the reorganization, the combined Fund will not continue to invest in Core Portfolios.
(c) Wells Fargo Bank will absorb the balance of unamortized organizational costs from Funds which are not accounting survivors.
(d) Reflects new shares issued, net of retired shares of the respective Funds which are not accounting survivors.
(e) Reflects adjustment in expenses due to elimination of duplicate services or effect of purposed contract rate.
(f) Reflects a change in the amount Wells Fargo would have waived to keep the Fund at its purposed expense limit.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - INCOME FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE STRATEGIC VALUE BOND PORTFOLIO AND NORWEST ADVANTAGE INCOME FUND(a)

                                                                                   NORWEST ADVANTAGE     NORWEST
(UNAUDITED)  NOVEMBER 30, 1998                                                      STRATEGIC VALUE     ADVANTAGE      PRO FORMA
                                                                INTEREST  MATURITY   BOND PORTFOLIO    INCOME FUND      COMBINED
  PRINCIPAL  SECURITY DESCRIPTION                                 RATE      DATE       VALUE(b)(c)       VALUE(b)       VALUES(b)
             ASSET BACKED SECURITIES
$ 3,000,000  Aesop Funding II LLC, Series 1998-1 A,               6.14%    5/20/06   $   3,049,335   $          0    $   3,049,335
  3,500,000  Chevy Chase Master Credit Card Trust,                                                                               0
             Series 1998-6 A                                      5.54     9/15/04       3,461,172              0        3,461,172
  2,000,000  Dollar Thrifty Rent A Car                            6.70     9/25/07       2,023,126              0        2,023,126
  3,237,000  EQCC Home Equity Loan Trust,                                                                                        0
             Series 1998-1 A6F                                    6.25    12/15/07       3,257,150              0        3,257,150
  4,998,518  First Plus Home Loan Trust, Series 1996-2 A5         7.47     2/20/11               0      5,171,767        5,171,767
  3,784,440  First USA Consumer Trust, Class A                    6.50     9/15/02               0      3,790,355        3,790,355
  7,000,000  Green Tree Financial Corporation, Series 1997-6 A7   7.14     1/15/29               0      7,644,490        7,644,490
  2,919,881  Green Tree Financial Corporation, Series 1997-7 A8   6.86     9/15/16       2,958,992              0        2,958,992
  2,000,000  Loop Funding Master Trust, Series 1997-AER B1        5.62    12/26/07       1,975,938              0        1,975,938
  5,000,000  Premier Auto Trust, Series 1998-2 A3                 5.77      1/6/02               0      5,046,800        5,046,800
  2,000,000  Oakwood Mortgage Investors, Incorporated,                                                                           0
             Series 1995-A A3                                     7.10     9/15/20       2,086,944              0        2,086,944
  1,171,873  Sequoia Mortgage Trust, Series 2 A1                  6.42    10/25/24       1,161,075              0        1,161,075

             TOTAL ASSET BACKED SECURITIES                                           $  19,973,732   $ 21,653,412    $   41,627,144

             COLLATERALIZED MORTGAGE OBLIGATIONS
$ 1,500,000  Bear Stearns Structured Securities, Incorporated,
             Series 1997-2 1A2                                    7.00%    8/25/36   $   1,522,734   $          0    $   1,522,734
  1,943,777  FAMC, Series CS-1012 1                               7.06     7/25/02       2,016,669              0        2,016,669
  2,500,000  FHLMC Structured Pass Through Securities,
             Series T-8 A4                                        7.00     8/15/13       2,561,550              0        2,561,550
  2,300,000  GNMA, Series 1998-14 PD                              6.00     6/20/23       2,319,263              0        2,319,263
  4,000,000  MLMI, Incorporated, Series 1997-C1 A3                7.12     6/18/29       4,293,220              0        4,293,220
  1,571,077  Vendee Mortgage Trust, Series 1992-2 G               7.25     2/15/19       1,648,828              0        1,648,828
  4,500,000  Vendee Mortgage Trust, Series 1994-1 2E              6.50     1/15/17       4,577,580              0        4,577,580
  3,500,000  Vendee Mortgage Trust, Series 1996-2 1E              6.75     5/15/20       3,591,375              0        3,591,375

             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                               $  22,531,219   $          0    $  22,531,219

             CORPORATE BONDS & NOTES
$ 3,000,000  AEP Resources, Incorporated                          6.50%    12/1/03   $           0   $  3,024,090    $   3,024,090
    750,000  AK Steel Corporation                                 9.13    12/15/06         795,000              0          795,000
  2,500,000  Alabama Power Company                                5.35    11/15/03               0      2,501,000        2,501,000
  6,000,000  AMBAC, Incorporated                                  9.38      8/1/11               0      7,975,200        7,975,200
    300,000  American Express Credit                              7.38      2/1/99               0        301,010          301,010
  6,000,000  American Home Products Corporation                   7.25      3/1/23               0      6,767,700        6,767,700
  1,250,000  American Standard Cos., Incorporated                 7.13     2/15/03       1,257,504              0        1,257,504
  3,100,000  Amoco Canada                                         7.25     12/1/02               0      3,338,111        3,338,111
  2,500,000  Applied Materials, Incorporated                      7.00      9/6/05       2,640,355              0        2,640,355
    525,000  Aramark Services, Incorporated                       6.75      8/1/04         528,240              0          528,240
  3,000,000  Associates Corp of North America                     6.25     11/1/08               0      3,093,660        3,093,660
  1,000,000  Atlas Air, Incorporated                              9.25     4/15/08       1,002,500              0        1,002,500
  4,000,000  Bank of Boston Corporation                           6.63     12/1/05               0      4,180,520        4,180,520
  1,000,000  Barrett Resources Corporation                        7.55      2/1/07       1,020,423              0        1,020,423
  2,000,000  Bausch & Lomb, Incorporated                          6.75    12/15/04       2,095,896              0        2,095,896
  3,000,000  Bayerische Landesbank, New York                      6.20      2/9/06               0      3,088,890        3,088,890
  2,000,000  Bear Stearns Company, Incorporated                   6.13      2/1/03       2,012,008              0        2,012,008
    500,000  Buckeye Technologies, Incorporated                   8.50    12/15/05         522,500              0          522,500
  1,000,000  Calenergy Company, Incorporated                      7.23     9/15/05       1,025,929              0        1,025,929
    100,000  Central Power & Light Corporation                    6.63      7/1/05               0        105,682          105,682
    500,000  Chancellor Media Group                               9.38     10/1/04         520,000              0          520,000
  3,000,000  Charles Schwab Corporation                           6.88      9/2/03       3,138,114              0        3,138,114
  3,500,000  CIT Group, Incorporated                              5.91    11/23/05               0      3,525,725        3,525,725
    100,000  Citigroup, Incorporated                              8.63      2/1/07               0        117,934          117,934
  4,550,000  Clear Channel Communications, Incorporated           7.25    10/15/27               0      4,495,218        4,495,218
  3,000,000  Colgate-Palmolive Company                            5.58     11/6/08               0      3,038,610        3,038,610
  5,000,000  Connecticut Light & Power                            7.88      6/1/01               0      5,235,350        5,235,350
  3,000,000  Continental Airlines                                 6.80      7/2/07       3,051,315              0        3,051,315
  2,500,000  Corestates Capital Corporation                       9.63     2/15/01       2,706,805              0        2,706,805
    100,000  Countrywide Funding Corporation                      6.05      3/1/01               0        100,009          100,009
  2,500,000  Dayton Hudson Company                                5.90     6/15/37       2,525,105              0        2,525,105

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - INCOME FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE STRATEGIC VALUE BOND PORTFOLIO AND NORWEST ADVANTAGE INCOME FUND(a)

                                                                                   NORWEST ADVANTAGE     NORWEST
(UNAUDITED)  NOVEMBER 30, 1998                                                      STRATEGIC VALUE     ADVANTAGE      PRO FORMA
                                                                INTEREST  MATURITY   BOND PORTFOLIO    INCOME FUND      COMBINED
  PRINCIPAL  SECURITY DESCRIPTION                                 RATE      DATE       VALUE(b)(c)       VALUE(b)       VALUES(b)


  2,000,000  Dean Witter Discover & Company                       6.75      1/1/16               0      2,123,460        2,123,460
  4,800,000  Dillard Department Stores, Incorporated              9.13      8/1/11               0      5,908,272        5,908,272
  1,420,000  Eli Lilly & Company                                  6.25     3/15/03               0      1,486,996        1,486,996
  3,000,000  Equitable Life Assurance Society                     6.95     12/1/05       3,178,857              0        3,178,857
  2,000,000  Farmers Exchange Capital                             7.20     7/15/48       2,027,058              0        2,027,058
    500,000  Federal Mogul Corporation                            7.50      7/1/04         496,435              0          496,435
  2,500,000  First Bank Systems, Incorporated                     8.00      7/2/04       2,780,523              0        2,780,523
  1,500,000  Flowers Industries, Incorporated                     7.15     4/15/28               0      1,582,035        1,582,035
  3,000,000  Ford Motor Credit Company                            7.00     9/25/01               0      3,122,520        3,122,520
  1,000,000  Fred Meyer, Incorporated                             7.38      3/1/05       1,049,004              0        1,049,004
  6,000,000  General Electric Capital Corporation                 8.70     2/15/03               0      6,787,260        6,787,260
  3,000,000  General Motors Acceptance Corporation                5.75    11/10/03               0      3,024,180        3,024,180
  2,000,000  Genfinance Luxembourg SA                             6.34     5/29/49       1,930,000              0        1,930,000
     50,000  Great Atlantic & Pacific Tea                         7.70     1/15/04               0         51,263           51,263
  3,000,000  Gruma SA de CV                                       7.63    10/15/07               0      2,746,050        2,746,050
    500,000  GS Escrow Corporation                                7.13      8/1/05         493,556              0          493,556
    305,000  GTE North, Incorporated                              5.50     2/15/99               0        305,241          305,241
  3,000,000  Hilton Hotels Corporation                            7.50    12/15/17               0      2,868,570        2,868,570
    500,000  HMH Properties                                       7.88      8/1/05         498,750              0          498,750
    700,000  Imperial Oil Ltd.                                    8.30     8/20/01               0        753,627          753,627
    200,000  Kentucky Utility                                     5.95     6/15/00               0        202,678          202,678
  5,000,000  Key Bank N.A.                                        6.50     4/15/08               0      5,331,600        5,331,600
  1,000,000  Kroger Company                                       8.15     7/17/06       1,123,848              0        1,123,848
  1,200,000  Lehman Brothers Holdings                             6.63    12/27/02               0      1,206,912        1,206,912
  7,000,000  Lehman Brothers Holdings                             8.50      8/1/15               0      7,715,050        7,715,050
  2,000,000  Levi Strauss & Company                               6.80     11/1/03       2,028,592              0        2,028,592
  2,500,000  Lincoln National Corporation                         7.00     3/15/18       2,579,448              0        2,579,448
     50,000  Louisiana Power & Light                              7.50      1/1/02               0         50,358           50,358
    500,000  Lyondell Petrochemical                               9.80      2/1/20         508,280              0          508,280
  1,000,000  Mallinckrodt, Incorporated                           6.30     3/15/01       1,004,720              0        1,004,720
  2,500,000  Massachusetts Institute of Technology                7.25     11/2/96       2,972,390              0        2,972,390
    250,000  McDonald's Corporation                               7.38     7/15/02               0        252,690          252,690
  6,800,000  Merck & Company, Incorporated                        6.40      3/1/28               0      7,330,128        7,330,128
  4,000,000  Merrill Lynch & Company, Incorporated                6.88    11/15/18               0      4,212,200        4,212,200
    750,000  MGM Grand, Incorporated                              6.95      2/1/05         720,243              0          720,243
    250,000  Midland Bank plc                                     6.95     3/15/11               0        265,260          265,260
    500,000  Morgan Guaranty Trust Company                        7.38      2/1/02               0        530,530          530,530
  5,000,000  Motorola, Incorporated                               6.50    11/15/28               0      5,161,200        5,161,200
  1,000,000  Nabisco, Incorporated                                6.00     2/15/11       1,003,564              0        1,003,564
  4,650,000  Nabisco, Incorporated                                7.05     7/15/07               0      4,760,856        4,760,856
  2,000,000  Nabisco, Incorporated                                7.55     6/15/15               0      2,013,080        2,013,080
    150,000  National Rural Utilities                             6.50     9/15/02               0        157,210          157,210
  3,000,000  National Rural Utilities                             5.00     10/1/02               0      2,983,290        2,983,290
  5,000,000  NationsBank Corporation                              7.80     9/15/16               0      5,842,000        5,842,000
    140,000  New York Telephone Company                           6.13     1/15/10               0        145,072          145,072
  3,000,000  News America Holdings                                8.88     4/26/23               0      3,665,460        3,665,460
    500,000  Niagara Mohawk Power                                 7.38      7/1/03         512,290              0          512,290
    250,000  Northern Illinois Gas                                5.88      5/1/00               0        250,113          250,113
  1,000,000  Northwest Airlines Corporation                       8.38     3/15/04       1,019,026              0        1,019,026
    400,000  Ohio Bell Telephone Company                          5.75      5/1/00               0        402,936          402,936
  2,225,000  Old Kent Financial Corporation                       6.63    11/15/05       2,329,335              0        2,329,335
  7,500,000  Oracle Corporation                                   6.72     2/15/04       2,609,675      5,219,350        7,829,025
    750,000  Outdoor Systems, Incorporated                        8.88     6/15/07         798,750              0          798,750
  1,000,000  Owens-Illinois, Incorporated                         7.85     5/15/04       1,041,011              0        1,041,011
    585,000  Pennsylvania Power & Light Company                   6.88      3/1/04               0        629,413          629,413
  2,000,000  Pep Boys                                             6.71     11/3/04       2,037,024              0        2,037,024
  2,500,000  Philip Morris Cos., Incorporated                     7.50      4/1/04       2,684,300              0        2,684,300
    100,000  Philip Morris, Incorporated                          6.00     7/15/01               0        101,244          101,244
  5,000,000  PNC Bank Corporation                                 6.50      5/1/08               0      5,258,200        5,258,200
  1,400,000  Potomac Capital Investment                           7.05     10/2/01       1,433,834              0        1,433,834
  2,000,000  Premark International, Incorporated                  6.88    11/15/08               0      2,038,100        2,038,100
  1,250,000  Premier Parks, Incorporated                          9.25      4/1/06       1,320,313              0        1,320,313
  3,000,000  Province of British Columbia                         5.38    10/29/08               0      2,994,150        2,994,150
  3,000,000  Province of Ontario                                  5.50     10/1/08               0      3,022,410        3,022,410
  1,750,000  Prudential Insurance Company                         7.65      7/1/07       1,909,433              0        1,909,433
  1,000,000  R & B Falcon Corporation                             6.75     4/15/05         958,963              0          958,963
    500,000  Randall's Food Markets                               9.38      7/1/07         542,500              0          542,500


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - INCOME FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE STRATEGIC VALUE BOND PORTFOLIO AND NORWEST ADVANTAGE INCOME FUND(a)

                                                                                   NORWEST ADVANTAGE     NORWEST
(UNAUDITED)  NOVEMBER 30, 1998                                                      STRATEGIC VALUE     ADVANTAGE      PRO FORMA
                                                                INTEREST  MATURITY   BOND PORTFOLIO    INCOME FUND      COMBINED
  PRINCIPAL  SECURITY DESCRIPTION                                 RATE      DATE       VALUE(b)(c)       VALUE(b)       VALUES(b)
  2,000,000  Raytheon Company                                     5.95     3/15/01       2,028,244              0        2,028,244
    500,000  Regal Cinemas, Incorporated                          9.50      6/1/08         527,500              0          527,500
  2,500,000  Reinsurance Group of America                         7.25      4/1/06       2,724,525              0        2,724,525
  2,500,000  Reliastar Financial Corporation                      7.13      3/1/03       2,593,290              0        2,593,290
     15,000  Republic of Italy                                    6.00     9/27/03               0         15,453           15,453
     85,000  RJR Nabisco, Incorporated                            8.75     8/15/05               0         87,708           87,708
  3,000,000  Royal Caribbean Cruises                              7.13     9/18/02       3,061,404              0        3,061,404
  7,000,000  Royal Caribbean Cruises                              7.25     8/15/06               0      7,143,430        7,143,430
    500,000  Sinclair Broadcast Group                             8.75    12/15/05         507,500              0          507,500
    200,000  Southwest Airlines                                   7.88      9/1/07               0        228,566          228,566
    100,000  Southwest Bell Telephone                             6.63     7/15/07               0        107,418          107,418
  1,500,000  Sprint Capital Corporation                           6.88    11/15/28               0      1,579,875        1,579,875
  2,500,000  Susa Partnership LP                                  8.20      6/1/17       2,520,440              0        2,520,440
  1,000,000  Teekay Shipping Corporation                          8.32      2/1/08       1,002,500              0        1,002,500
  1,000,000  Tenet Healthcare Corporation                         7.88     1/15/03       1,024,651              0        1,024,651
  2,500,000  Tenneco, Incorporated                               10.08      2/1/01       2,714,267              0        2,714,267
  2,500,000  Terra Nova (U.K.) Holdings                           7.20     8/15/07       2,597,740              0        2,597,740
  1,875,000  Texas Utilities Company                              6.20     10/1/02       1,916,833              0        1,916,833
    100,000  Time Warner Entertainment                            7.25      9/1/08               0        109,419          109,419
  1,400,000  Tommy Hilfiger                                       6.50      6/1/03       1,381,158              0        1,381,158
  7,000,000  Tosco Corporation                                    7.80      1/1/27               0      7,948,570        7,948,570
  1,500,000  Toyota Motor Credit Corporation                      5.63    11/13/03               0      1,517,010        1,517,010
  1,250,000  Tricon Global Restaurants                            7.65     5/15/08       1,294,067              0        1,294,067
  1,000,000  Triton Energy Ltd. Corporation                       8.75     4/15/02         962,500              0          962,500
  4,500,000  Tyco International Group                             5.88     11/1/04               0      4,483,125        4,483,125
  2,500,000  United Telecommunications, Incorporated              9.50      4/1/03       2,879,247              0        2,879,247
  3,500,000  Van Kampen, CLO-I                                    5.62     10/8/07       3,465,339              0        3,465,339
    800,000  Wachovia Corporation                                 7.00    12/15/99               0        812,672          812,672
  5,000,000  Wal-Mart Stores, Incorporated                        9.10     7/15/00               0      5,315,700        5,315,700
  4,500,000  Walt Disney Company                                  5.25     12/1/03               0      4,513,725        4,513,725
  1,000,000  Western Financial Savings                            8.50      7/1/03         845,586              0          845,586
  2,000,000  Whitman Corporation                                  7.29     9/15/26       2,159,668              0        2,159,668
  2,000,000  Williams Cos., Incorporated                          6.13     2/15/02       2,036,024              0        2,036,024
  3,500,000  Wisconsin Power & Light                              5.70    10/15/08               0      3,560,480        3,560,480
     65,000  WMC Finance USA                                      6.50    11/15/03               0         67,213           67,213
  3,800,000  Worldcom, Incorporated                               6.40     8/15/05               0      3,952,456        3,952,456
  3,000,000  Yorkshire Power Finance                              6.15     2/25/03               0      3,027,810        3,027,810

             TOTAL CORPORATE BONDS & NOTES                                           $ 106,675,899   $197,860,303    $ 304,536,202

             INVESTMENT IN LIMITED PERTNERSHIP
$   616,000  PPM America CBO II                                           12/18/04   $     660,352   $          0    $     660,352

             MORTGAGE BACKED SECURITIES
             FFCB
$   250,000  FFCB                                                 6.28%    1/22/01   $           0   $    257,017    $     257,017

             FHLMC
$   205,000  FHLMC                                                7.13%    7/21/99   $           0   $    207,688    $     207,688
    100,000  FHLMC                                                7.05      6/8/05               0        102,594          102,594
  8,068,364  FHLMC #C80461                                        7.00     1/19/05               0      8,242,318        8,242,318
  7,744,436  FHLMC #D70924                                        6.50     4/28/06               0      7,809,799        7,809,799
                                                                                     $           0   $ 16,362,399    $  16,362,399
             FNMA
$   250,000  FNMA                                                 7.08%     5/6/02   $           0   $    252,145    $     252,145
  2,250,000  FNMA                                                 6.85      4/5/04       2,419,821              0        2,419,821
  7,350,945  FNMA                                                 6.16      8/7/28       7,974,313              0        7,974,313
  8,000,000  FNMA                                                 6.00     5/15/08               0      8,424,160        8,424,160
  1,966,778  FNMA #73919                                          6.80      1/1/04       2,064,249              0        2,064,249
  1,975,259  FNMA #375168                                         7.13      6/1/04       2,110,790              0        2,110,790
  2,984,894  FNMA #380268                                         6.20      5/2/05       3,080,823              0        3,080,823
  3,224,508  FNMA #402870                                         6.50      1/1/28       3,250,981              0        3,250,981
  1,959,995  FNMA #408118                                         6.50      1/3/28       1,976,086              0        1,976,086
  2,475,204  FNMA #415414                                         6.50      2/1/28       2,495,179              0        2,495,179
  3,911,118  FNMA #415714                                         6.00      4/1/28       3,865,358              0        3,865,358
  3,022,843  FNMA #417648                                         6.00      2/1/13       3,029,282              0        3,029,282

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - INCOME FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE STRATEGIC VALUE BOND PORTFOLIO AND NORWEST ADVANTAGE INCOME FUND(a)

                                                                                   NORWEST ADVANTAGE     NORWEST
(UNAUDITED)  NOVEMBER 30, 1998                                                      STRATEGIC VALUE     ADVANTAGE      PRO FORMA
                                                                INTEREST  MATURITY   BOND PORTFOLIO    INCOME FUND      COMBINED
  PRINCIPAL  SECURITY DESCRIPTION                                 RATE      DATE       VALUE(b)(c)       VALUE(b)       VALUES(b)


  5,046,215  FNMA #429604                                         6.00      6/1/28       4,984,717              0        4,984,717
      2,385  FNMA #303414                                         6.50      7/1/02               0          2,418            2,418
  8,930,720  FNMA #398325                                         6.00      7/3/07               0      8,821,854        8,821,854
                                                                                     $  37,251,599   $ 17,500,577    $  54,752,176

             GNMA
$ 2,938,367  Pool 345066                                          6.50%   10/15/23   $   2,976,301   $          0    $   2,976,301
  2,881,217  Pool 346960                                          6.50    12/15/23       2,918,414              0        2,918,414
  2,695,600  Pool 354692                                          6.50    11/15/23       2,730,400              0        2,730,400
  3,253,279  Pool 361398                                          6.50     1/15/24       3,293,848              0        3,293,848
  3,354,617  Pool 366641                                          6.50    11/15/23       3,397,925              0        3,397,925
  3,605,249  Pool 473918                                          7.00     5/22/28       3,695,380              0        3,695,380
                                                                                     $  19,012,268   $          0    $  19,012,268

             SLMA
$   500,000  SLMA                                                 6.05%    9/14/00   $           0   $    509,930    $     509,930
    705,000  SLMA                                                 6.00     1/16/01               0        705,416          705,416
                                                                                     $           0   $  1,215,346    $   1,215,346

             TVA
$ 6,000,000  TVA                                                  6.00%    3/15/13   $           0   $  6,275,400    $   6,275,400

             TOTAL MORTGAGE BACKED SECURITIES                                        $  56,263,867   $ 41,610,739    $  97,874,606

             MUNICIPAL NOTES
$ 4,000,000  Denver, CO, City and County SD #1, Educational
             Facilities RV, Taxable Pension,
             School Facilities
             Lease, AMBAC insured  (cost $4,000,000)              6.49%   12/15/02   $           0   $  4,167,800    $   4,167,800
  2,000,000  Hudson County, NJ, Import Authority Facilities,
             Leasing RV, FSA Insured                              7.40     12/1/25       2,263,906              0        2,263,906
  3,160,000  New York City, GO Bonds, Series K,                   6.10      8/1/01       3,257,537              0        3,257,537
  1,045,000  Washington State, GO Bonds, State Housing
             Trust Fund, Series T                                 6.60      1/1/03       1,101,085              0        1,101,085
  2,010,000  Western Minnesota, Power Agency RV,
             Series A, AMBAC Insured                              6.33      1/1/02       2,066,822              0        2,066,822

             TOTAL MUNICIPAL NOTES                                                   $   8,689,350   $  4,167,800    $  12,857,150

             U.S. TREASURY OBLIGATIONS
             U.S. TREASURY BONDS
$ 6,500,000  U.S. Treasury Bonds                                 10.75%    5/15/03   $           0   $  8,046,415    $   8,046,415
  5,000,000  U.S. Treasury Bonds                                  9.88    11/15/15               0      7,627,500        7,627,500
  3,000,000  U.S. Treasury Bonds                                  8.88     2/15/19               0      4,305,600        4,305,600
 15,500,000  U.S. Treasury Bonds                                  6.75     8/15/26      18,706,563              0       18,706,563
  8,700,000  U.S. Treasury Bonds                                  6.13    11/15/27               0      9,826,389        9,826,389
                                                                                     $  18,706,563   $ 29,805,904    $  48,512,467

             U.S. TREASURY NOTES
$ 1,000,000  U.S. Treasury Notes                                  5.75%   11/15/00   $           0   $  1,021,440    $   1,021,440
  3,500,000  U.S. Treasury Notes                                  7.88     8/15/01               0      3,786,370        3,786,370
  2,000,000  U.S. Treasury Notes                                  6.25    10/31/01               0      2,086,740        2,086,740
  5,500,000  U.S. Treasury Notes                                  6.00     7/31/02               0      5,747,170        5,747,170
  4,000,000  U.S. Treasury Notes                                 11.88    11/15/03               0      5,241,040        5,241,040
  4,000,000  U.S. Treasury Notes                                  7.25     8/15/04               0      4,500,720        4,500,720
  3,000,000  U.S. Treasury Notes                                  7.50     2/15/05               0      3,436,950        3,436,950
  5,000,000  U.S. Treasury Notes                                  7.00     7/15/06       5,689,065              0        5,689,065
  3,000,000  U.S. Treasury Notes                                  7.00     7/15/06               0      3,412,860        3,412,860
  5,000,000  U.S. Treasury Notes                                  6.50    10/15/06               0      5,541,000        5,541,000
 10,000,000  U.S. Treasury Notes                                  6.63     5/15/07               0     11,233,700       11,233,700
 11,800,000  U.S. Treasury Notes                                  5.63     5/15/08               0     12,551,188       12,551,188
  2,000,000  U.S. Treasury Notes                                  4.75    11/15/08               0      2,003,100        2,003,100
                                                                                     $   5,689,065   $ 60,562,278    $  66,251,343

             TOTAL U.S. TREASURY OBLIGATIONS                                         $  24,395,628   $ 90,368,182    $ 114,763,810

             SHORT-TERM INSTRUMENTS
$ 3,302,040  Norwest Cash Investment Fund                                            $           0   $  3,302,040    $   3,302,040


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - INCOME FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE STRATEGIC VALUE BOND PORTFOLIO AND NORWEST ADVANTAGE INCOME FUND(a)

                                                                                   NORWEST ADVANTAGE     NORWEST
(UNAUDITED)  NOVEMBER 30, 1998                                                      STRATEGIC VALUE     ADVANTAGE      PRO FORMA
                                                                INTEREST  MATURITY   BOND PORTFOLIO    INCOME FUND      COMBINED
  PRINCIPAL  SECURITY DESCRIPTION                                 RATE      DATE       VALUE(b)(c)       VALUE(b)       VALUES(b)



             REPURCHASE AGREEMENTS
$ 8,001,860  NationsBanc Montgomery Securities, Incorporated,
             to be repurchased at $8,003,083                      5.50%    12/1/98   $   8,001,860   $          0    $   8,001,860

PRO FORMA ADJUSTMENTS (c)
             To Securities at Market Value                                           $(127,798,216)  $          0    $(127,798,216)
             From Other Assets and Liablities from Core Portfolio                       (1,201,646)             0       (1,201,646)
                                                                                     $(128,999,862)  $          0    $(128,999,862)
                                 TOTAL INVESTMENTS IN SECURITIES                     $ 118,192,045   $358,962,476    $ 606,154,383
                                 (Cost $466,434,201)


         (a) Due to different investment objectives, certain of these securities will be sold by the Investment Manager as part of the reorganization.
         (b) See historical financial statements and footnotes thereto of each of the Funds regarding valuation of securities.
         (c) The Norwest AdvantageTotal Return Bond Fund and Norwest Advantage Performa Strategic Value Bond Fund invest directly into and comprise 48.3% (44.4% and 3.9%, respectively) of the Norwest Strategic Value Bond Portfolio's net assets. The $118,192,045 total investments in securities for the Norwest Advantage Strategic Value Bond Portfolio represents $9,529,319 of investment from the Norwest Advantage Strategic Value Bond Fund and $108,662,726 of investment from the Norwest Advantage Total Return Bond Fund. The investment schedule under the Norwest Advantage Strategic Value Bond Portfolio presents the total investment positions held by the underlying portfolio. At the bottom of the investment schedule, pro forma adjustments have been reflected which represent the portion of the underlying portfolio's net assets not owned by the Norwest Advantage Strategic Value Bond Fund and Norwest Advantage Income Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - INTERMEDIATE GOVERNMENT INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - NOVEMBER 30, 1998

                                                                                          NORWEST
                                                                      STAGECOACH U.S.    ADVANTAGE
                                                     STAGECOACH U.S     GOVERNMENT     INTERMEDIATE
                                                   GOVERNMENT INCOME    ALLOCATION       GOVERNMENT     PRO FORMA      PRO FORMA
                                                         FUND              FUND         INCOME FUND    ADJUSTMENTS      COMBINED
                                                   -----------------  ---------------  -------------  -------------  --------------
ASSETS
INVESTMENTS:
  In securities, at market value (see cost below)    $ 227,753,976    $ 95,119,231     $ 447,046,729                 $ 769,919,936
  Cash                                                       6,664           4,436                 0                        11,100
Receivables:
  Dividends and Interest                                 1,443,919         190,520         4,659,021                     6,293,460
  Fund shares sold                                         165,500               0           268,818                       434,318
Due from advisor                                                 0               0                 0     3,471 (c)           3,471
Organization expenses, net of amortization                       0           3,471            11,357    (3,471)(c)          11,357
Prepaid expenses                                               865               0                 0                           865
TOTAL ASSETS                                           229,370,924      95,317,658       451,985,925                   776,674,507
LIABILITIES
Payables:
  Distribution to shareholders                             921,078         239,631            16,257                     1,176,966
  Fund shares redeemed                                      29,092             100           265,342                       294,534
  Due to distributor                                       134,960          19,643            33,594                       188,197
  Due to advisor                                           153,822          84,753           213,597                       452,172
  Other                                                    157,383         185,672            44,502                       387,557
TOTAL LIABILITIES                                        1,396,335         529,799           573,292                     2,499,426
TOTAL NET ASSETS                                     $ 227,974,589   $  94,787,859     $ 451,412,633                 $ 774,175,081
NET ASSETS CONSIST OF:
  Paid-in capital                                    $ 240,425,975   $ 116,428,470     $ 455,430,379                 $ 812,284,824
  Undistributed net investment income (loss)                     0               0           459,775                       459,775
  Undistributed net realized gain (loss)
    on investments                                     (16,062,128)    (22,073,129)      (18,368,714)                  (56,503,971)
  Net unrealized appreciation (depreciation)
    of investments                                       3,610,742         432,518        13,891,193                    17,934,453
TOTAL NET ASSETS                                     $ 227,974,589    $ 94,787,859     $ 451,412,633                 $ 774,175,081
COMPUTATION OF NET ASSET VALUE
  AND OFFERING PRICE PER SHARE
Net assets - Class A                                 $ 180,384,472    $ 76,624,390     $  17,064,962                 $ 274,073,824
Shares outstanding - Class A                            16,309,961       5,091,974         1,475,293   811,315 (d)      23,688,543
Net asset value per share - Class A                  $       11.06    $      15.05     $       11.57                 $       11.57
Maximum offering price per share - Class A           $       11.58    $      15.76     $       12.05                 $       12.05
Net Assets - Class B                                 $  35,583,777    $ 18,163,469     $   9,011,499                 $  62,758,745
Shares outstanding - Class B                             3,269,106       1,658,454           779,618  (278,170)(d)       5,429,008
Net asset value and offering price per
  share - Class B                                    $       10.88    $      10.95     $       11.56                       $ 11.56
Net Assets - Class C                                 $   3,881,752                                                   $   3,881,752
Shares outstanding - Class C                               356,415                                                         356,415
Net asset value and offering price per
  share - Class C                                    $       10.89                                                   $       10.89
Net Assets - Institutional Class                     $   8,124,588                     $ 425,336,172                 $ 433,460,760
Shares outstanding - Institutional Class                   508,678                        36,756,976   193,531 (d)      37,459,185
Net asset value and offering price per
  share - Institutional Class                        $       15.97                     $       11.57                 $       11.57

INVESTMENT AT COST                                   $ 224,143,234    $ 94,686,713     $ 433,155,536                 $ 751,985,483
-----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (SEE S-75)

WELLS FARGO FUNDS - INTERMEDIATE GOVERNMENT INCOME FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED NOVEMBER 30, 1998 (UNAUDITED)

                                                                                               NORWEST
                                                                                             ADVANTAGE
                                            STAGECOACH U.S  STAGECOACH U.S.                 INTERMEDIATE
                                              GOVERNMENT      GOVERNMENT     MASTER-FEEDER   GOVERNMENT   PRO FORMA     PRO FORMA
                                            INCOME FUND (a)   ALLOCATION    ADJUSTMENTS (b) INCOME FUND   ADJUSTMENTS    COMBINED
                                            ----------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                   $ 14,752,918    $ 5,360,799                    $ 28,085,899               $ 48,199,616
  Securities lending income                             0              0                          94,059                     94,059
  Net expenses from master/core portfolios              0        (18,528)          18,528              0                          0
TOTAL INVESTMENT INCOME                        14,752,918      5,342,271                      28,179,958                 48,293,675

EXPENSES
  Advisory fees                                 1,155,601        458,521           17,898      1,392,170   721,633 (e)    3,745,823
  Administration fees                             157,954         65,014                         421,870   478,909 (e)    1,123,747
  Custody fees                                    107,622              0                               0    42,211 (e)      149,833
  Shareholder serv fees                           676,885        285,847                               0  (106,839)(e)      855,893
  Portfolio accounting fees                       107,732         76,366                          82,000  (186,098)(e)       80,000
  Transfer agency fees                            317,539        133,393                       1,054,674(1,031,644)(e)      473,962
  Distribution fees                               257,782        121,430                          85,366   (48,303)(e)      416,275
  Organization costs                                  134          2,690                          11,920    (2,824)(e)       11,920
  Legal and audit fees                             52,864         35,755              599         21,676   (27,723)(e)       83,171
  Registration fees                                74,766         35,114                          35,921         0          145,801
  Directors' fees                                   3,819          3,780                           5,683    (6,853)(e)        6,429
  Shareholder reports                             119,581         66,907                          34,374   (22,086)(e)      198,776
  Other                                            32,895         16,565               31          9,342    (2,942)(e)       55,891
TOTAL EXPENSES                                  3,065,174      1,301,382                       3,154,996                  7,347,521
Less:
    Waived fees and reimbursed expenses fees     (745,868)       (96,083)                       (222,860)  186,485 (f)     (878,326)
NET EXPENSES                                    2,319,306      1,205,299                       2,932,136                  6,469,195
NET INVESTMENT INCOME (LOSS)                   12,433,612      4,136,972                      25,247,822                 41,824,480

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on sale
    of investments                              1,996,013      1,724,534                       7,985,954                 11,706,501
  Net change in unrealized appreciation
    (depreciation) of investments               1,287,680       (308,757)                      7,557,509                  8,536,432
NET GAIN (LOSS) ON INVESTMENTS                  3,283,693      1,415,777                      15,543,463                 20,242,933
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $ 15,717,305    $ 5,552,749                    $ 40,791,285                $62,067,413
------------------------------------------------------------------------------------------------------------------------------------

  * The Stagecoach U.S. Government Income Fund, Stagecoach U.S. Government Allocation Fund, and Norwest Advantage Intermediate Government Income Fund are merging to form the Wells Fargo Intermediate Government Income Fund, historical accounting data from the Norwest Advantage
     Intermediate Government Income Fund will be kept.


(a) Information shown prior to December 12, 1997, is for the Overland U.S. Government Income Fund which merged with the Stagecoach Ginne Mae Fund on December 12, 1997, and was renamed. the Stagecoach U.S. Government Income Fund
(b) Information shown prior to December 12, 1997, is for the Stagecoach U.S. Government Allocation Fund which was a "Feeder Fund" investing in a "Master Portfolio", the U.S. Government Allocation Master Portfolio, and the expenses allocated to the Feeder have been presented according to the pro rata share amount of each expense at the Master Portfolio level. On December 12, 1997, the U.S. Government Allocation Master Portfolio was dissolved.
(c) Wells Fargo Bank will absorb the balance of unamortized organizational costs from Funds which are not accounting survivors.
(d) Reflects new shares issued, net of retired shares of the respective Funds which are not accounting survivors.
(e) Reflects adjustment in expenses due to elimination of duplicate services or effect of purposed contract rate.
(f) Reflects a change in the amount Wells Fargo would have waived to keep the Fund at its purposed expense limit.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (SEE S-75)

WELLS FARGO FUNDS - INTERMEDIATE GOVERNMENT INCOME FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH U.S. GOVERNMENT INCOME FUND, STAGECOACH U.S. GOVERNMENT ALLOCATION FUND AND NORWEST ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND(a)

                                                             STAGECOACH       STAGECOACH        NORWEST ADVANTAGE
(UNAUDITED)   NOVEMBER 30, 1998                            U.S. GOVERNMENT  U.S. GOVERNMENT  INTERMEDIATE GOVERNMENT  PRO FORMA
                                       INTEREST  MATURITY    INCOME FUND    ALLOCATION FUND        INCOME FUND        COMBINED
 PRINCIPAL   SECURITY DESCRIPTION        RATE      DATE        VALUE(b)         VALUE(b)             VALUE(b)         VALUES(b)
             U.S. GOVERNMENT AGENCY
             SECURITIES

             FEDERAL AGENCY - OTHER
$ 4,000,000  Tennessee Valley Authority  6.38%   06/15/05   $  4,268,120     $          0          $          0      $  4,268,120
  5,000,000  Tennessee Valley Authority  6.75    11/01/25      5,599,350                0                     0         5,599,350
  8,500,000  Tennessee Valley Authority  6.00     3/15/13              0                0             8,890,150         8,890,150
                                                            $  9,867,470     $          0          $  8,890,150      $ 18,757,620
                                                                                                                                0
             FEDERAL AGRICULTURAL
             MORTGAGE CORPORATION                                                                                               0
$ 6,183,121  FAMC Series AS-1006-1       7.49%    1/25/12   $          0     $          0          $  6,726,079      $  6,726,079
  4,387,551  FAMC Series BA-1001-1       6.92     1/25/03              0                0             4,528,777         4,528,777
  3,101,832  FAMC Series CS-1001-1       7.19     7/25/01              0                0             3,193,919         3,193,919
  8,700,028  FAMC Series CS-1010-1       7.42     7/25/02              0                0             9,129,591         9,129,591
                                                            $          0     $          0          $ 23,578,366      $ 23,578,366
                                                                                                                                0
             FEDERAL HOME LOAN BANK                                                                                             0
$10,000,000  FHLB                        5.13%    9/15/03   $          0     $          0          $ 10,047,700      $ 10,047,700
  5,000,000  FHLB                        7.59     3/10/05              0                0             5,638,000         5,638,000
  9,000,000  FHLB                        6.41    10/11/05              0                0             9,631,710         9,631,710
  7,000,000  FHLB                        6.44    12/12/11              0                0             7,664,580         7,664,580
                                                            $          0     $          0          $ 32,981,990      $ 32,981,990
                                                                                                                                0
             FEDERAL HOME LOAN
             MORTGAGE CORPORATION                                                                                               0
$ 4,000,000  FHLMC                       8.07%    1/27/05   $          0     $          0          $  4,601,200      $  4,601,200
 10,000,000  FHLMC                       7.10     4/10/07              0                0            11,166,100        11,166,100
 10,000,000  FHLMC                       5.00     12/1/98              0                0            10,000,000        10,000,000
  5,000,000  FHLMC                       7.10    04/10/07      5,554,700                0                     0         5,554,700
 14,850,000  FHLMC POOL #C00680          6.00     11/1/28              0                0            14,678,335        14,678,335
 19,364,074  FHLMC POOL #C80461          7.00     12/1/26              0                0            19,781,563        19,781,563
  7,744,436  FHLMC POOL #D70924          6.50      5/1/26              0                0             7,809,799         7,809,799
  1,996,934  FHLMC POOL #G00683          8.50    12/01/25      2,089,452                0                     0         2,089,452
                                                            $  7,644,152     $          0          $ 68,036,997      $ 75,681,149
                                                                                                                                0
             FEDERAL NATIONAL
             MORTGAGE ASSOCIATION                                                                                               0
$ 5,000,000  FNMA                        5.75%   02/15/08   $  5,149,200     $          0          $          0      $  5,149,200
 10,000,000  FNMA                        6.50     7/16/07              0                0            10,761,400        10,761,400
 21,500,000  FNMA                        6.00     5/15/08              0                0            22,639,930        22,639,930
 14,572,872  FNMA POOL #412682           6.00      3/1/28              0                0            14,395,229        14,395,229
  9,858,389  FNMA POOL #429182           6.50      5/1/28              0                0             9,932,327         9,932,327
  4,920,846  FNMA POOL #73806            7.30     12/1/11              0                0             5,316,040         5,316,040
  9,584,946  FNMA POOL# 251700           6.50    05/01/13      9,726,516                0                     0         9,726,516
  3,391,030  FNMA POOL# 376272           7.00    02/01/12      3,462,242                0                     0         3,462,242
  9,034,600  FNMA POOL# 415789           6.00    05/01/28      8,917,512                0                     0         8,917,512
  3,313,748  FNMA POOL# 417768           6.50    03/01/28      3,336,348                0                     0         3,336,348
  4,797,195  FNMA POOL# 426032           7.50    06/01/28      4,928,015                0                     0         4,928,015
  8,687,334  FNMA POOL#251615            7.50    04/01/28      8,924,238                0                     0         8,924,238
  9,686,793  FNMA POOL#251759            6.00    05/01/13      9,702,776                0                     0         9,702,776
  4,408,056  FNMA POOL#251906            7.50    07/01/28      4,528,264                0                     0         4,528,264
    437,500  FNMA POOL#421867            6.50    04/01/28        440,484                0                     0           440,484
  6,112,026  FNMA POOL#424815            6.50    04/01/28      6,153,710                0                     0         6,153,710
  9,607,134  FNMA POOL#430040            6.50    06/01/28      9,672,654                0                     0         9,672,654
  9,683,119  FNMA POOL#430194            7.00    06/01/28      9,885,303                0                     0         9,885,303
  5,304,356  FNMA POOL#430540            7.00    06/01/28      5,415,111                0                     0         5,415,111
  4,447,910  FNMA POOL#432484            7.00    06/01/28      4,540,782                0                     0         4,540,782
  9,877,795  FNMA POOL#440447            6.00    09/01/28      9,749,778                0                     0         9,749,778
  9,888,843  FNMA POOL#443908            6.50    11/01/28      9,956,285                0                     0         9,956,285
  5,657,067  FNMA POOL#70765             9.00    03/01/21      5,996,830                0                     0         5,996,830
                                                            $120,486,048     $          0          $ 63,044,926      $183,530,974
             GOVERNMENT NATIONAL
             MORTGAGE ASSOCIATION
$    78,695  GNMA II  POOL#001456       11.00%   08/20/20   $     86,323     $          0          $          0      $     86,323
     20,069  GNMA II #001436            10.00    07/20/20         21,679                0                     0            21,679
     22,637  GNMA II POOL #000766        9.50    05/20/17         24,241                0                     0            24,241
    193,196  GNMA II POOL #001420       11.00    06/20/20        211,666                0                     0           211,666
     85,009  GNMA II POOL #001579        9.50    03/20/21         91,030                0                     0            91,030
    161,838  GNMA II POOL #1236          9.50    08/20/19        173,301                0                     0           173,301
    669,967  GNMA II POOL# 1273          9.50    10/20/19        717,421                0                     0           717,421
    223,917  GNMA II POOL# 1472         10.00    09/20/20        241,877                0                     0           241,877
    151,363  GNMA II POOL# 1544         10.00    01/20/21        163,503                0                     0           163,503
    264,149  GNMA II POOL# 418627        8.50    11/20/25        279,211                0                     0           279,211
    374,311  GNMA II POOL#0058           9.00    07/20/22        398,693                0                     0           398,693
    146,583  GNMA II POOL#1168           9.00    04/20/19        156,345                0                     0           156,345
    656,605  GNMA II POOL#1239          11.00    08/20/19        719,843                0                     0           719,843
    145,810  GNMA II POOL#1454          10.00    08/20/20        157,505                0                     0           157,505
    162,071  GNMA II POOL#1526          10.00    12/20/20        175,071                0                     0           175,071
    166,858  GNMA II POOL#157247         9.50    05/20/16        178,722                0                     0           178,722
    958,663  GNMA II POOL#1580          10.00    03/20/21      1,035,557                0                     0         1,035,557
     89,214  GNMA II POOL#1596           9.00    04/20/21         95,109                0                     0            95,109
    686,004  GNMA II POOL#1616          10.00    05/20/21        741,028                0                     0           741,028
    503,633  GNMA II POOL#170928         9.00    09/20/16        532,748                0                     0           532,748
    122,805  GNMA II POOL#173           10.00    07/20/14        132,125                0                     0           132,125
    275,513  GNMA II POOL#1740           9.00    12/20/21        293,460                0                     0           293,460
     81,555  GNMA II POOL#1848          10.00    06/20/22         88,130                0                     0            88,130
  1,891,593  GNMA II POOL#2268           7.50    08/20/26      1,946,563                0                     0         1,946,563
    236,293  GNMA II POOL#227132         9.00    07/20/17        249,953                0                     0           249,953
  1,661,064  GNMA II POOL#2303           7.50    10/20/26      1,709,335                0                     0         1,709,335
  3,685,566  GNMA II POOL#2496           7.00    10/20/27      3,755,776                0                     0         3,755,776
    163,977  GNMA II POOL#340045         8.00    03/20/23        170,382                0                     0           170,382
     24,382  GNMA II POOL#495           10.00    02/20/16         26,274                0                     0            26,274
      3,531  GNMA II POOL#60            10.00    12/20/13          3,790                0                     0             3,790
     65,746  GNMA II POOL#811            8.00    02/20/23         68,314                0                     0            68,314
     17,573  GNMA POOL #233618          10.00    01/15/19         19,011                0                     0            19,011
  1,979,648  GNMA POOL #319413           7.25    12/15/18      2,052,638                0                     0         2,052,638
  1,892,780  GNMA POOL #358863           7.25    01/15/29      1,962,566                0                     0         1,962,566
  1,571,284  GNMA POOL #362584           6.88    01/15/29      1,614,495                0                     0         1,614,495
 14,264,430  GNMA POOL #445071           7.50     1/15/27              0                0            14,750,276        14,750,276
     62,142  GNMA POOL# 158583           9.00    09/20/16         66,229                0                     0            66,229

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - INTERMEDIATE GOVERNMENT INCOME FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH U.S. GOVERNMENT INCOME FUND, STAGECOACH U.S. GOVERNMENT ALLOCATION FUND AND NORWEST ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND(a)

                                                             STAGECOACH       STAGECOACH        NORWEST ADVANTAGE
(UNAUDITED)   NOVEMBER 30, 1998                            U.S. GOVERNMENT  U.S. GOVERNMENT  INTERMEDIATE GOVERNMENT  PRO FORMA
                                       INTEREST  MATURITY    INCOME FUND    ALLOCATION FUND        INCOME FUND        COMBINED
 PRINCIPAL   SECURITY DESCRIPTION        RATE      DATE        VALUE(b)         VALUE(b)             VALUE(b)         VALUES(b)
  3,068,014  GNMA POOL# 414636           7.50    10/15/25      3,168,185                0                     0         3,168,185
  3,399,682  GNMA POOL# 450871           8.00    05/15/27      3,535,670                0                     0         3,535,670
  5,863,640  GNMA POOL# 473573           6.50    06/15/28      5,926,733                0                     0         5,926,733
         31  GNMA POOL#0070             12.00    01/20/99             32                0                     0                32
        816  GNMA POOL#0116             12.00    04/20/99            838                0                     0               838
    256,251  GNMA POOL#0864              6.50    02/20/08        260,574                0                     0           260,574
  1,350,751  GNMA POOL#291124            7.50    06/15/25      1,406,888                0                     0         1,406,888
  2,717,221  GNMA POOL#306052            9.00    06/15/21      2,914,600                0                     0         2,914,600
    858,379  GNMA POOL#336930            7.50    03/15/23        886,938                0                     0           886,938
  1,131,998  GNMA POOL#352961            6.50    05/15/24      1,144,892                0                     0         1,144,892
  1,740,843  GNMA POOL#430800            7.00    05/15/26      1,782,710                0                     0         1,782,710
  8,549,679  GNMA POOL#467791            7.50    04/15/28      8,836,862                0                     0         8,836,863
                                                            $ 50,224,836     $          0          $ 14,750,276      $ 64,975,112
             STUDENT LOAN MORTGAGE
             ASSOCIATION
$ 1,000,000  SLMA                        9.15%    12/1/04   $          0     $          0          $  1,208,820      $  1,208,820

             TOTAL U.S. GOVERNMENT
             AGENCY SECURITIES                              $188,222,506     $          0          $212,491,525      $400,714,031
                                                                                                                                0
                                                                                                                                0
             U.S. TREASURY SECURITIES                                                                                           0
                                                                                                                                0
             U.S. TREASURY BONDS                                                                                                0
$10,000,000  U.S. Treasury Bonds        10.38%   11/15/12   $ 13,834,400     $          0          $          0      $ 13,834,400
  1,300,000  U.S. Treasury Bonds         8.88     2/15/19              0        1,864,681                     0         1,864,681
  1,350,000  U.S. Treasury Bonds         8.50     2/15/20              0        1,886,409                     0         1,886,409
  1,400,000  U.S. Treasury Bonds         8.75     8/15/20              0        2,007,684                     0         2,007,684
  1,400,000  U.S. Treasury Bonds         8.13     5/15/21              0        1,905,092                     0         1,905,092
  1,400,000  U.S. Treasury Bonds         8.00    11/15/21              0        1,888,684                     0         1,888,684
  1,400,000  U.S. Treasury Bonds         7.63    11/15/22              0        1,829,408                     0         1,829,408
  1,800,000  U.S. Treasury Bonds         6.25     8/15/23              0        2,027,808                     0         2,027,808
  1,500,000  U.S. Treasury Bonds         6.88     8/15/25              0        1,829,535                     0         1,829,535
  1,550,000  U.S. Treasury Bonds         6.50    11/15/26              0        1,814,461                     0         1,814,461
  1,700,000  U.S. Treasury Bonds         6.13    11/15/27              0        1,917,022                     0         1,917,022
  7,000,000  U.S. Treasury Bonds         5.50    08/15/28      7,401,380                0                     0         7,401,380
                                                            $ 21,235,780     $ 18,970,784          $          0      $ 40,206,564
             U.S. TREASURY BILLS                                                                                                0
$76,761,000  U.S. Treasury Bills         4.39*%    2/4/99   $          0     $ 76,148,447          $          0      $ 76,148,447
                                                                                                                                0
             U.S. TREASURY NOTES                                                                                                0
$26,000,000  U.S. Treasury Notes         6.88%    5/15/06   $          0     $          0          $ 29,347,240      $ 29,347,240
 23,000,000  U.S. Treasury Notes         7.88    11/15/04              0                0            26,689,890        26,689,890
 21,000,000  U.S. Treasury Notes         7.00     7/15/06              0                0            23,890,020        23,890,020
 17,000,000  U.S. Treasury Notes         6.50    10/15/06              0                0            18,839,400        18,839,400
 15,000,000  U.S. Treasury Notes         7.50     5/15/02              0                0            16,339,800        16,339,800
 12,500,000  U.S. Treasury Notes         7.50    11/15/01              0                0            13,480,000        13,480,000
 12,000,000  U.S. Treasury Notes         6.00     7/31/02              0                0            12,539,280        12,539,280
 12,000,000  U.S. Treasury Notes        10.75     8/15/05              0                0            16,051,200        16,051,200
 10,000,000  U.S. Treasury Notes         7.25     8/15/04              0                0            11,251,800        11,251,800
 10,000,000  U.S. Treasury Notes         5.63     5/15/08              0                0            10,636,600        10,636,600
  9,000,000  U.S. Treasury Notes         8.00     5/15/01              0                0             9,698,310         9,698,310
  7,500,000  U.S. Treasury Notes         7.50     2/15/05              0                0             8,592,375         8,592,375
  7,000,000  U.S. Treasury Notes         6.63     5/15/07              0                0             7,863,590         7,863,590
  5,000,000  U.S. Treasury Notes         6.25     8/31/02              0                0             5,268,200         5,268,200
  5,000,000  U.S. Treasury Notes         5.75    04/30/03      5,216,400                0                     0         5,216,400
  3,500,000  U.S. Treasury Notes         6.13    08/15/07      3,818,290                0                     0         3,818,290
  3,000,000  U.S. Treasury Notes         6.13     8/15/07              0                0             3,270,990         3,270,990
                                                            $  9,034,690     $          0          $213,758,695      $222,793,385
             TOTAL U.S. TREASURY
             SECURITIES                                     $ 30,270,470     $ 95,119,231          $213,758,695      $339,148,396

             SHORT-TERM HOLDINGS
$20,796,509  Norwest U.S. Government
             Fund                                           $          0     $          0          $ 20,796,509      $ 20,796,509
             REPURCHASE AGREEMENTS
$ 9,261,000  Goldman Sachs Pooled
             Repurchase Agreement-
             102% Collateralized
             by U.S. Government
             Securities                  5.25%   10/31/98   $  9,261,000     $          0          $          0      $  9,261,000

             TOTAL INVESTMENTS IN SECURITIES                $227,753,976     $ 95,119,231          $447,046,729      $769,919,936
             (Cost $751,985,483)

         (a) Due to different investment objectives, certain of these securities will be sold by the Investment Manager as part of the reorganization.
         (b) See historical financial statements and footnotes thereto of each of the Funds regarding valuation of securities.
          *  Yield to maturity.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - LIMITED TERM GOVERNMENT INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - NOVEMBER 30, 1998

                                                        NORWEST      STAGECOACH SHORT-
                                                  ADVANTAGE LIMITED  INTERMEDIATE U.S.
                                                   TERM GOVERNMENT      GOVERNMENT        PRO FORMA        PRO FORMA
                                                     INCOME FUND       INCOME FUND       ADJUSTMENTS        COMBINED
                                                  -----------------  -----------------  --------------  --------------
ASSETS
INVESTMENTS:
  In securities, at market value (see cost below)    $75,026,964         $128,451,930                    $203,478,894
  Cash                                                         0                5,636                           5,636
Receivables:
  Dividends and Interest                                 818,344            1,565,218                       2,383,562
  Fund shares sold                                        59,169              196,000                         255,169
Due from advisor                                               0                    0        2,238 (b)          2,238
Organization expenses, net of amortization                 2,238                    0       (2,238)(b)              0
Prepaid expenses                                               0                1,651                           1,651
TOTAL ASSETS                                          75,906,715          130,220,435                     206,127,150
LIABILITIES
Payables:
  Distribution to shareholders                           333,372              601,235                         934,607
  Fund shares redeemed                                    55,413                8,031                          63,444
  Due to distributor                                                            8,832                           8,832
  Due to advisor                                          16,876               46,570                          63,446
  Other                                                      512              112,577                         113,089
TOTAL LIABILITIES                                        406,173              777,245                       1,183,418
TOTAL NET ASSETS                                     $75,500,542         $129,443,190                    $204,943,732
Net assets consist of:
  Paid-in capital                                    $73,609,370         $141,288,188                    $214,897,558
  Undistributed net realized gain (loss)
    on investments                                       350,061          (15,395,470)                    (15,045,409)
  Net unrealized appreciation (depreciation)
    of investments                                     1,541,111            3,550,472                       5,091,583
TOTAL NET ASSETS                                     $75,500,542         $129,443,190                    $204,943,732
COMPUTATION OF NET ASSET VALUE
  AND OFFERING PRICE PER SHARE
Net assets - Class A                                                     $ 36,355,976                    $ 36,355,976
Shares outstanding - Class A                                                3,581,329                       3,581,329
Net asset value per share - Class A                                      $      10.15                    $      10.15
Maximum offering price per share - Class A                               $      10.46                    $      10.46
Net Assets - Class B                                                     $  9,047,836                    $  9,047,836
Shares outstanding - Class B                                                  891,366                         891,366
Net asset value and offering price per
    share - Class B                                                      $      10.15                    $      10.15
Net Assets - Institutional Class                     $75,500,542         $ 84,039,378                    $159,539,920
Shares outstanding - Institutional Class               7,512,259            8,438,670       68,795 (c)     16,019,724
Net asset value and offering price per
    share - Institutional Class                      $     10.05         $       9.96                    $       9.96

INVESTMENT AT COST                                   $73,485,853         $124,901,458                    $198,387,311
----------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (SEE S-75)

WELLS FARGO FUNDS - LIMITED TERM GOVERNMENT INCOME FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED NOVEMBER 30, 1998 (UNAUDITED)

                                                         NORWEST      STAGECOACH SHORT-
                                                   ADVANTAGE LIMITED  INTERMEDIATE U.S.
                                                    TERM GOVERNMENT      GOVERNMENT          PRO FORMA        PRO FORMA
                                                      INCOME FUND       INCOME FUND (a)     ADJUSTMENTS        COMBINED
                                                  -----------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                             $4,140,336           $   33,643                      $ 4,173,979
  Interest                                                       0            6,992,026                        6,992,026
  Securities lending income                                 23,713                    0                           23,713
TOTAL INVESTMENT INCOME                                  4,164,049            7,025,669                       11,189,718

EXPENSES
  Advisory fees                                            220,188              542,880       134,257 (d)        897,325
  Administration fees                                       66,724               74,456       128,018 (d)        269,198
  Custody fees                                              13,345               21,930           618 (d)         35,893
  Shareholder serv fees                                          0              289,432      (179,556)(d)        109,876
  Portfolio accounting fees                                 46,000               80,916       (46,916)(d)         80,000
  Transfer agency fees                                     166,808               96,903      (150,443)(d)        113,268
  Distribution fees                                              0               33,506        25,837 (d)         59,343
  Organization costs                                           681                7,201          (681)(d)          7,201
  Legal and audit fees                                      12,757               34,194       (11,738)(d)         35,213
  Registration fees                                         28,516               27,777             0             56,293
  Directors' fees                                              899                3,709         1,821 (d)          6,429
  Shareholder reports                                        2,896               35,262        (3,816)(d)         34,342
  Other                                                      4,627                9,409          (702)(d)         13,334
TOTAL EXPENSES                                             563,441            1,257,575                        1,717,715
Less:
    Waived fees and reimbursed expenses fees              (296,559)            (253,566)      235,177 (e)       (314,948)
NET EXPENSES                                               266,882            1,004,009                        1,402,767
NET INVESTMENT INCOME (LOSS)                             3,897,167            6,021,660                        9,786,951

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS
  Net realized gain (loss) on sale of investments          338,450            1,063,089                        1,401,539
  Net change in unrealized appreciation
    (depreciation) of investments                        1,042,686            1,563,089                        2,605,775
NET GAIN (LOSS) ON INVESTMENTS                           1,381,136            2,626,178                        4,007,314
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                               $5,278,303           $8,647,838                      $13,794,265
-------------------------------------------------------------------------------------------------------------------------

 *   The Stagecoach Short-Intermediate U.S. Government Income Fund and
     Norwest Advantage Limited Term Government Income Fund are merging to form the Wells Fargo Limited Term Government Income Fund, historical accounting data from the Stagecoach Short-Intermediate U.S. Government Income Fund will be kept.
(a) Information shown prior to June 14, 1998, is for the Stagecoach Short-Intermediate U.S.Government Income Fund which merged with the Stagecoach Intermediate Bond Fund on June 14, 1998.
(b) Wells Fargo Bank will absorb the balance of unamortized organizational costs from Funds which are not accounting survivors.
(c) Reflects new shares issued, net of retired shares of the respective Funds which are not accounting survivors.
(d) Reflects adjustment in expenses due to elimination of duplicate services or effect of purposed contract rate.
(e) Reflects a change in the amount Wells Fargo would have waived to keep the Fund at its purposed expense limit.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (SEE S-75)

WELLS FARGO FUNDS - LIMITED TERM GOVERNMENT INCOME FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE LIMITED GOVERNMENT INCOME FUND AND STAGECOACH SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND(a)

                                                                            NORWEST
                                                                            ADVANTAGE          STAGECOACH
(UNAUDITED)         NOVEMBER 30, 1998                                       GOVERNMENT     SHORT-INTERMEDIATE        PRO FORMA
                                                   COUPON     MATURITY      INCOME FUND       INCOME FUND            COMBINED
  PRINCIPAL         SECURITY DESCRIPTION            RATE        DATE         VALUE(b)           VALUE(b)             VALUES(b)
                    FOREIGN GOVERNMENTS
$     1,300,000     Province of Ontario              7.63%     6/22/04       $         0    $  1,436,500          $  1,436,500
      1,500,000     Province of Quebec               8.80      4/15/03                 0       1,678,305             1,678,305
                    TOTAL FOREIGN GOVERNMENTS                                $         0    $  3,114,805          $  3,114,805

                    CORPORATE BONDS & NOTES
                    BANK & FINANCE
$     4,000,000     Associates Corporation N.A.      5.75%      11/1/03      $         0    $  4,055,000          $  4,055,000
        200,000     Banc One Corporation             7.00       3/25/02                0         211,500               211,500
      1,000,000     Nynex Credit Company             6.25       6/13/02                0       1,004,660             1,004,660
      5,000,000     First Bank Corporate
                    Card Master Trust                6.40       2/15/03                0       5,113,200             5,113,200
      5,000,000     Ford Motor Credit Company        6.13       4/28/03                0       5,150,000             5,150,000
      1,000,000     General Motors Acceptance
                    Corporation                      6.88       7/15/01                0       1,031,250             1,031,250
      1,000,000     Standard Credit Card
                    Master Trust                     8.35        1/7/00                0       1,011,260             1,011,260
                                                                             $         0    $ 17,576,870          $ 17,576,870
                    BEVERAGE, BREWING
                    & DISTRIBUTION
$     4,000,000     Anheuser-Busch
                    Companies Incorporated           6.75%       8/1/03      $         0    $  4,260,000          $  4,260,000

                    INDUSTRIALS
$     4,000,000     Honeywell Incorporated           6.75%      3/15/02      $         0    $  4,170,000          $  4,170,000
      1,000,000     Lockheed Marting Company         6.85       5/15/01                0       1,033,750             1,033,750
      1,500,000     Mobil Oil Corporation            6.25       8/31/01                0       1,545,000             1,545,000
                                                                             $         0    $  6,748,750          $  6,748,750
                    TELECOMMUNICATIONS
$     2,000,000     Cable & Wireless
                    Communications                   6.38%       3/6/03      $         0    $  2,011,600          $  2,011,600
      2,000,000     Continental Cablevision          8.30       5/15/06                0       2,230,000             2,230,000
                                                                             $         0    $  4,241,600          $  4,241,600
                    UTILITIES
$     5,000,000     Pacific Gas &
                    Electric Company                 7.88%       3/1/02      $         0    $  5,400,000          $  5,400,000
      2,500,000     Worldcom Incorporated            6.13       8/15/01                0       2,537,500             2,537,500
                                                                             $         0    $  7,937,500          $  7,937,500
                    TOTAL CORPORATE
                    BONDS & NOTES                                            $         0    $ 43,879,525          $ 43,879,525

                    U.S. GOVERNMENT
                    AGENCY SECURITIES

                    FEDERAL AGENCY - OTHER
$     2,000,000     Tennessee Valley
                    Authority                        6.50%      8/20/01      $         0    $  2,067,500          $  2,067,500

                    FEDERAL FARM CREDIT BANK
$     2,000,000     Federal Farm Credit Bank         5.75%       2/9/05      $         0    $  2,055,940          $  2,055,940

                    FEDERAL HOME LOAN BANKS
$     2,000,000     FHLB                             5.63%      3/19/01      $ 2,034,500    $          0          $  2,034,500
      5,000,000     FHLB                             6.37        4/9/01        5,162,950               0             5,162,950
      8,000,000     FHLB                             5.53       1/15/03                0       8,146,720             8,146,720
      2,000,000     FHLB                             5.13       9/15/03        2,009,540               0             2,009,540
      2,000,000     FHLB                             5.13       9/15/03                0       2,005,940             2,005,940
                                                                             $ 9,206,990    $ 10,152,660          $ 19,359,650
                    FEDERAL HOME LOAN
                    MORTGAGE CORPORATION
$     2,200,000     FHLMC                            8.12%      1/31/05      $         0    $  2,532,750          $  2,532,750
      5,000,000     FHLMC                            6.79       8/26/05                0       5,442,200             5,442,200
      2,000,000     FHLMC                            7.10       4/10/07        2,233,220               0             2,233,220
      5,000,000     FHLMC                            7.01       7/11/07                0       5,250,000             5,250,000
                                                                             $ 2,233,220    $ 13,224,950          $ 15,458,170
                    FEDERAL NATIONAL
                    MORTGAGE ASSOCIATION
$     5,000,000     FNMA                             6.18%      6/23/00      $         0    $  5,097,800          $  5,097,800
      2,900,000     FNMA                             6.09       9/12/00                0       2,948,923             2,948,923
      2,000,000     FNMA                             6.69        8/7/01                0       2,088,800             2,088,800
      2,000,000     FNMA                             6.85        4/5/04        2,164,660               0             2,164,660
      3,000,000     FNMA                             7.35       3/28/05        3,347,010               0             3,347,010
      4,894,935     FNMA                             6.50       7/28/06        4,931,647               0             4,931,647
      2,600,000     FNMA                             6.50       7/16/07                0       2,796,222             2,796,222
      5,000,000     FNMA                             6.16      12/18/07                0       5,257,050             5,257,050
      3,000,000     FNMA                             6.00       5/15/08        3,159,060               0             3,159,060
      2,725,338     FNMA POOL#50761                  6.00        7/1/08                0       2,727,873             2,727,873
         87,203     FNMA REMIC G93-19FJ              6.50       4/25/23                0          92,871                92,871
      3,279,881     FNMA POOL#313644                 7.00        8/1/27                0       3,348,365             3,348,365

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - LIMITED TERM GOVERNMENT INCOME FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE LIMITED GOVERNMENT INCOME FUND AND STAGECOACH SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND(a)

                                                                            NORWEST
                                                                            ADVANTAGE          STAGECOACH
(UNAUDITED)         NOVEMBER 30, 1998                                       GOVERNMENT     SHORT-INTERMEDIATE        PRO FORMA
                                                   COUPON     MATURITY      INCOME FUND       INCOME FUND            COMBINED
  PRINCIPAL         SECURITY DESCRIPTION            RATE        DATE         VALUE(b)           VALUE(b)             VALUES(b)
                    GOVERNMENT NATIONAL
                    MORTGAGE ASSOCIATION
$     3,258,433     Pool 22036                       8.00%      5/17/03      $ 3,378,604    $          0          $  3,378,604
      3,298,200     Pool 455464                      7.50       1/12/05        3,410,536               0             3,410,536
        169,740     GNMA II POOL#157247              9.50       5/20/16                0         181,808               181,808
        965,677     GNMA POOL#336930                 7.50       3/15/23                0         997,805               997,805
      1,360,355     GNMA POOL#418261                 6.50       4/15/26                0       1,374,381             1,374,381
      1,194,942     GNMA POOL#417389                 7.00       5/15/26                0       1,223,680             1,223,680
      1,624,319     GNMA POOL#423779                 7.00       5/15/26                0       1,663,400             1,663,400
                                                                             $ 6,789,140    $  5,441,074          $ 12,230,214
                    TOTAL U.S. GOVERNMENT
                    AGENCY SECURITIES                                        $31,831,727    $ 57,300,028          $ 89,131,755

                    U.S. TREASURY SECURITIES
                    U.S. TREASURY BONDS
$     2,500,000     U.S. Treasury Bonds              0.38%     11/15/12      $         0    $  3,458,600          $  3,458,600

                    U.S. TREASURY NOTES
$     4,000,000     U.S. Treasury Notes              8.88%      2/15/99      $ 4,033,760    $          0          $  4,033,760
      3,000,000     U.S. Treasury Notes              5.88      11/15/99        3,033,330               0             3,033,330
      1,250,000     U.S. Treasury Notes              6.75       4/30/00                0       1,285,550             1,285,550
      3,000,000     U.S. Treasury Notes              6.00       8/15/00        3,067,440               0             3,067,440
      3,500,000     U.S. Treasury Notes              8.50      11/15/00                0       3,752,105             3,752,105
      3,000,000     U.S. Treasury Notes              5.63      11/30/00        3,059,760               0             3,059,760
      2,000,000     U.S. Treasury Notes              6.25       4/30/01        2,074,500               0             2,074,500
      6,000,000     U.S. Treasury Notes              6.25       1/31/02        6,279,120               0             6,279,120
      1,500,000     U.S. Treasury Notes              6.63       3/31/02        1,590,285               0             1,590,285
      3,000,000     U.S. Treasury Notes              6.63       4/30/02        3,183,960               0             3,183,960
      4,000,000     U.S. Treasury Notes              6.25       8/31/02        4,214,560               0             4,214,560
      4,750,000     U.S. Treasury Notes              5.88       9/30/02                0       4,948,882             4,948,882
      2,000,000     U.S. Treasury Notes              5.75       4/30/03        2,086,800               0             2,086,800
      4,000,000     U.S. Treasury Notes              7.88      11/15/04      $         0    $  4,641,880          $  4,641,880
      2,000,000     U.S. Treasury Notes              7.50       2/15/05        2,291,300               0             2,291,300
      4,000,000     U.S. Treasury Notes              7.00       7/15/06        4,550,480               0             4,550,480
      6,000,000     U.S. Treasury Notes              6.50      10/15/06                0       6,654,360             6,654,360
                                                                             $39,465,295    $ 21,282,777          $ 60,748,072
                    TOTAL U.S. TREASURY
                    SECURITIES                                               $39,465,295    $ 24,741,377          $ 64,206,672

                    SHORT-TERM INSTRUMENTS
         69,036     Dreyfus Cash Management Fund                             $    69,036    $          0          $     69,036
      3,660,906     Norwest U.S. Government Fund                               3,660,906               0             3,660,906
                                                                             $ 3,729,942    $          0          $  3,729,942
                    REPURCHASE AGREEMENTS
$     2,531,000     Goldman Sachs Pooled
                    Repurchase Agreement
                    - 102% Collateralized
                     by U.S. Government Securities   5.25%     10/31/98      $         0    $  2,531,000          $  2,531,000

                    TOTAL INVESTMENTS IN SECURITIES                          $75,026,964    $128,451,930          $203,478,894
                    (Cost $198,387,311)

                (a) Due to different investment objectives, certain of these securities will be sold by the Investment Manager as part of the reorganization.
                (b) See historical financial statements and footnotes thereto of each of the Funds regarding valuation of securities.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - TAX-FREE INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - NOVEMBER 30, 1998

                                                        STAGECOACH      NORWEST
                                                         NATIONAL      ADVANTAGE
                                                         TAX-FREE       TAX-FREE         PRO FORMA      PRO FORMA
                                                           FUND        INCOME FUND      ADJUSTMENTS      COMBINED
                                                       -------------  --------------  --------------  --------------
ASSETS
INVESTMENTS:
  In securities, at market value (see cost below)      $ 59,991,110   $ 382,199,656                   $ 442,190,766
  Cash                                                        5,631               0                           5,631
Receivables:
  Dividends and Interest                                    899,371       6,420,084                       7,319,455
  Fund shares sold                                                0       2,284,593                       2,284,593
  Investment securities sold                                      0         501,637                         501,637
Prepaid expenses                                                735               0                             735
TOTAL ASSETS                                             60,896,847     391,405,970                     452,302,817
LIABILITIES
Payables:
  Investment securities purchased                         3,156,530      21,122,801                      24,279,331
  Distribution to shareholders                              206,286       1,091,209                       1,297,495
  Fund shares redeemed                                        7,194         156,470                         163,664
  Due to distributor                                         10,746          23,433                          34,179
  Due to advisor                                             19,002         154,690                         173,692
  Other                                                     195,684          62,659                         258,343
TOTAL LIABILITIES                                         3,595,442      22,611,262                      26,206,704
TOTAL NET ASSETS                                       $ 57,301,405   $ 368,794,708                   $ 426,096,113
Net assets consist of:
  Paid-in capital                                      $ 55,993,513   $ 349,517,495                   $ 405,511,008
  Undistributed net investment income (loss)                      0        (509,881)                       (509,881)
  Undistributed net realized gain (loss)
    on investments                                         (356,090)       (823,608)                     (1,179,698)
  Net unrealized appreciation (depreciation)
    of investments                                        1,663,982      20,610,702                      22,274,684
TOTAL NET ASSETS                                       $ 57,301,405   $ 368,794,708                   $ 426,096,113
COMPUTATION OF NET ASSET VALUE
  AND OFFERING PRICE PER SHARE
Net assets - Class A                                   $ 39,010,459   $  48,876,250                   $  87,886,709
Shares outstanding - Class A                              2,422,097       4,565,280   1,220,321 (b)       8,207,698
Net asset value per share - Class A                    $      16.11   $       10.71                   $       10.71
Maximum offering price per share - Class A             $      16.87   $       11.16                   $       11.16
Net Assets - Class B                                   $  2,528,660   $  13,048,093                   $  15,576,753
Shares outstanding - Class B                                238,030       1,218,513      (1,929)(b)       1,454,614
Net asset value and offering price per
    share - Class B                                    $      10.62   $       10.71                   $       10.71
Net Assets - Class C                                   $  6,918,913                                   $   6,918,913
Shares outstanding - Class C                                651,051                                         651,051
Net asset value and offering price per
    share - Class C                                    $      10.63                                   $       10.63
Net Assets - Institutional Class                       $  8,843,373   $ 306,870,365                   $ 315,713,738
Shares outstanding - Institutional Class                    549,244      28,646,014     276,463 (b)      29,471,721
Net asset value and offering price per
    share - Institutional Class                        $      16.10   $       10.71                   $       10.71

INVESTMENT AT COST                                     $ 58,327,128   $ 361,588,954                   $ 419,916,082
--------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - TAX-FREE INCOME FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED NOVEMBER 30, 1998 (UNAUDITED)

                                                       STAGECOACH          NORWEST
                                                   NATIONAL TAX-FREE    ADVANTAGE TAX-       PRO FORMA       PRO FORMA
                                                         FUND(a)       FREE INCOME FUND     ADJUSTMENTS      COMBINED
                                                   --------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                               $  267,600        $         0                    $   267,600
  Interest                                                 2,849,521         18,624,396                     21,473,917
TOTAL INVESTMENT INCOME                                    3,117,121         18,624,396                     21,741,517

EXPENSES
  Advisory fees                                              275,174          1,679,056    (381,678)(c)      1,572,552
  Administration fees                                         43,849            335,810     210,048 (c)        589,707
  Custody fees                                                 9,481             48,582      20,565 (c)         78,628
  Shareholder serv fees                                      101,406                  0     141,483 (c)        242,889
  Portfolio accounting fees                                   61,223             87,000     (68,223)(c)         80,000
  Transfer agency fees                                        73,099            839,530    (716,464)(c)        196,165
  Distribution fees                                           87,736            110,422     (44,903)(c)        153,255
  Organization costs                                           1,422                  0      (1,422)(c)              0
  Legal and audit fees                                        52,611             17,262     (17,468)(c)         52,405
  Registration fees                                           60,627             34,585           0             95,212
  Directors' fees                                              3,819              4,503      (1,893)(c)          6,429
  Shareholder reports                                         26,747             25,609      (5,236)(c)         47,120
  Other                                                       60,735             22,958     (40,621)(c)         43,072
TOTAL EXPENSES                                               857,929          3,205,317                      3,157,434
Less:
    Waived fees and reimbursed expenses fees                (354,199)        (1,108,046)  1,011,205 (d)       (451,040)
NET EXPENSES                                                 503,730          2,097,271                      2,706,394
NET INVESTMENT INCOME (LOSS)                               2,613,391         16,527,125                     19,035,123

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain (loss) on sale of investments            797,987          3,750,390                      4,548,377
  Net change in unrealized appreciation
      (depreciation) of investments                          206,643          6,818,032                      7,024,675
NET GAIN (LOSS) ON INVESTMENTS                             1,004,630         10,568,422                     11,573,052
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                                $3,618,021        $27,095,547                    $30,608,175
-----------------------------------------------------------------------------------------------------------------------

*    The Stagecoach National Tax-Free Fund and Norwest Advantage Tax-Free
     Income Fund are merging to form the Wells Fargo Tax-Free Income Fund, historical accounting data from the Norwest Advantage Tax-Free Fund will be kept.
(a) Information shown prior to December 12, 1997, is for the Stagecoach National Tax-Free Bond Fund which merged with the Overland Municipal Income Fund on December 12, 1997.
(b) Reflects new shares issued, net of retired shares of the respective Funds which are not accounting survivors.
(c) Reflects adjustment in expenses due to elimination of duplicate services or effect of purposed contract rate.
(d) Reflects a change in the amount Wells Fargo would have waived to keep the Fund at its purposed expense limit.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - TAX-FREE INCOME FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH NATIONAL TAX-FREE INCOME FUND NORWEST ADVANTAGE TAX-FREE INCOME FUND(a)

                                                                                    STAGECOACH     NORWEST ADVANTAGE
(UNAUDITED)     NOVEMBER 30, 1998                                                     NATIONAL          TAX-FREE          PRO FORMA
                                                          COUPON     MATURITY      TAX-FREE FUND      INCOME FUND          COMBINED
PRINCIPAL       SECURITY DESCRIPTION                       RATE       DATE            VALUE(b)         VALUE(b)           VALUES(b)
                MUNICIPAL BONDS

                ALASKA
$   100,000     Anchorage AK GO                            6.75%      7/1/05       $   107,557       $          0      $    107,557
    100,000     Valdez AK Marine Term Revenue
                Pipelines Incorporated                     5.85       8/1/25           103,250                  0           103,250
                                                                                   $   210,807       $          0      $    210,807
                ARIZONA
$ 3,000,000     Maricopa County, AZ Union SD #48,
                GO Bonds, School Improvements              9.00       7/1/05       $         0       $  3,855,781      $  3,855,781

                CALIFORNIA
$    20,000     California State GO                        6.00%      2/1/01            21,022                  0            21,022
  1,540,000     California State Veterans Bonds
                Series BN                                  5.45      12/1/28         1,577,268                  0         1,577,268
  1,000,000     California Student Education Loan
                Marketing Corporation                      5.88       1/1/18           951,890                  0           951,890
  1,910,000     Los Angeles, CA, Community
                Redevelopment Agency Housing RV,
                Monterey Hills Redevelopment
                Project, Series A                          8.20      12/1/13                 0          2,209,774         2,209,774
  7,000,000     Metropolitan Water District,
                Southern California, Waterworks RV,
                Regional RIBS; inverse floater             7.41      8/10/18                 0          8,776,250         8,776,250
                                                                                   $ 2,550,180       $ 10,986,024      $ 13,536,204
                COLORADO
$ 4,635,000     Adams County, CO, SFM RV, Series A-2       8.70%      6/1/01       $         0       $  5,001,860      $  5,001,860
  1,750,000     Arapahoe County, CO, Utilities RV,
                Water & Wastewater Authority               6.25      12/1/20                 0          1,911,262         1,911,262
  2,000,000     Colorado Health Facility Authority
                Revenue                                    5.75      9/15/22         2,028,560                  0         2,028,560
  2,275,000     Colorado HFA SFM RV, Series B2             7.50      12/1/16                 0          2,571,569         2,571,569
  2,785,000     Colorado HFA SFM RV, Series C              7.90      12/1/24                 0          3,079,235         3,079,235
  2,475,000     Colorado HFA SFM RV, Series D-1,
                remarketed 7/15/94                         8.00      12/1/24                 0          2,727,351         2,727,351
  1,810,000     Colorado HFA SFM RV, Series D-II,
                remarketed 11/15/94                        8.13       6/1/25                 0          1,982,529         1,982,529
  1,440,000     Colorado HFA SFM RV, Series A-2            7.15      11/1/14                 0          1,640,405         1,640,405
  1,000,000     Colorado HFA, Series A                     7.40       5/1/11                 0          1,061,140         1,061,140
  2,000,000     Denver CO City & County Airport
                Revenue Series A MBIA Insured              5.60     11/15/20         2,102,340                  0         2,102,340
  5,200,000     Denver, CO, Urban Renewal Authority,
                Tax Increment RV, remarketed 6/15/94       9.13       9/1/17                 0          6,157,580         6,157,580
    270,000     El Paso County CO USD                      6.15     12/15/08           312,884                  0           312,884
  3,500,000     El Paso County, CO,  SD #11, Colorado
                Springs, GO Bonds                          7.10      12/1/17                 0          4,503,870         4,503,870
    495,000     Logan County, CO, SFM RV, Series A         8.50      11/1/11                 0            530,259           530,259
  1,000,000     Northern Metropolitan District, CO,
                RV, Adams County                           6.50      12/1/16                 0          1,080,440         1,080,440
    735,000     Vail, CO, SFM RV, Series 1992 A            8.13       6/1/10                 0            796,086           796,086
                                                                                   $ 4,443,784       $ 33,043,586      $ 37,487,370
                CONNECTICUT
$   655,000     Connecticut State HFA Series B4            7.30%    11/15/03       $   681,305       $          0      $    681,305

                FLORIDA
$   140,000     Brevard County FL HFA SFMR Refunded
                Series B FSA Insured                       7.00%      3/1/13       $   148,400       $          0      $    148,400
  2,020,000     Florida State Department of Children
                & Families COP, South Florida State
                Hospital Project                           4.75       7/1/12                 0          2,044,179         2,044,179
  1,000,000     Florida State Department of Children
                & Families COP, South Florida State
                Hospital Project                           5.00       7/1/18                 0          1,003,890         1,003,890
  3,000,000     Lakeland, FL, Electric & Water RV,
                FGIC insured                               6.00      10/1/14                 0          3,441,030         3,441,030
  2,825,000     Palm Beach County, FL, Health
                Facilities Authority RV, John F.
                Kennedy Memorial Hospital, Inc. Project    9.50       8/1/13                 0          3,895,675         3,895,675
                                                                                   $   148,400       $ 10,384,774      $ 10,533,174
                GEORGIA
$ 2,000,000     Baldwin County GA Hospital                 5.38%     12/1/28       $ 1,972,540       $          0      $  1,972,540
  3,650,000     Georgia Municipal Electric Power
                Authority RV, Series BB, MBIA insured      5.25       1/1/25                 0          3,823,010         3,823,010
  1,500,000     Houston County, GA, Development
                Authority MFHR, Emerald Coast Housing,
                Series A                                   7.00       8/1/28                 0          1,513,590         1,513,590
                                                                                   $ 1,972,540       $  5,336,600      $  7,309,140
                HAWAII
$ 7,250,000     Hawaii State Department of Budget &
                Finance, Health Care RV, The Queens
                Health Systems, Series A                   5.75       7/1/26       $         0       $  7,736,548      $  7,736,548

                IDAHO
$   900,000     Idaho HFA Revenue                          5.45%     7/15/23       $   897,750       $          0      $    897,750
    500,000     Pocatello, ID, IDA Allocation Tax
                Increment Bonds, Series B                  7.25      12/1/08                 0            524,455           524,455
    995,000     Idaho State HFA SFMR Series C-2 AMT        6.35       7/1/15         1,051,675                  0         1,051,675
                                                                                   $ 1,949,425       $    524,455      $  2,473,880
                ILLINOIS
$ 1,000,000     Chicago IL Midway Airport Revenue          5.00%      1/1/28       $   977,700       $          0      $    977,700
    500,000     Chicago IL O'Hare International
                Airport Special Facilities Revenue
                AMT LOC-Bayerische Landesbank              7.13       5/1/18           536,875                  0           536,875
    200,000     Chicago IL O'Hare International
                Airport Revenue Series A                   6.75       1/1/06           231,218                  0           231,218
  1,770,000     Illinois Development Financial
                Authority RV, Community
                Rehabilitation Providers, Series A         7.88       2/1/05                 0          2,174,056         2,174,056
    975,000     Illinois Development Financial
                Authority RV, Community
                Rehabilitation Providers, Series A,
                P/R 7/1/05 @ 102                           7.88       7/1/20                 0          1,098,328         1,098,328
  4,940,000     Illinois Educational Facilities
                Authority RV, Capital Appreciation,
                ETM, (5.95% to 6.22% effective yield)      0.00       7/1/14                 0          2,025,400         2,025,400
  1,120,000     Illinois Health Facilities Authority,
                Health Care RV, Edgewater Medical
                Center, Series A                           9.25       7/1/04                 0          1,425,850         1,425,850

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - TAX-FREE INCOME FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH NATIONAL TAX-FREE INCOME FUND NORWEST ADVANTAGE TAX-FREE INCOME FUND(a)

                                                                                    STAGECOACH     NORWEST ADVANTAGE
(UNAUDITED)     NOVEMBER 30, 1998                                                     NATIONAL          TAX-FREE          PRO FORMA
                                                          COUPON     MATURITY      TAX-FREE FUND      INCOME FUND          COMBINED
PRINCIPAL       SECURITY DESCRIPTION                       RATE       DATE            VALUE(b)         VALUE(b)           VALUES(b)
  4,150,000     Illinois State Sales Tax RV, Series P      6.50      6/15/22                 0          5,015,399         5,015,399
  1,025,000     Lake County, IL, Community Unit
                SD #116, Educational Facilities RV,
                Rund Lake                                  7.60       2/1/13                 0          1,308,781         1,308,781
  7,350,000     Regional Transportation Authority,
                IL, Sales Tax RV, Series D,
                FGIC insured                               7.75       6/1/19                 0         10,093,608        10,093,608
  8,000,000     Regional Transportation Authority,
                IL, Transportation RV, FGIC insured        6.00       6/1/23                 0          9,266,320         9,266,320
  1,000,000     Illinois Development Finance Authority
                Revenue Series A FHA Insured               5.75       7/1/18         1,035,170                  0         1,035,170
  1,120,000     Illinois Development Finance Authority
                Revenue Community Rehabilitation
                Providers Series C                         5.65       7/1/19         1,125,163                  0         1,125,163
  1,000,000     Illinois Development Finance Authority
                Revenue Community Rehabilitation
                Providers Series A                         5.70       7/1/19         1,004,190                  0         1,004,190
  1,000,000     Illinois HFFA Revenue Edward
                Hospital Series A                          5.75      2/15/09         1,062,800                  0         1,062,800
  1,250,000     Illinois HFFA Revenue                      5.00     11/15/24         1,219,975                  0         1,219,975
                                                                                   $ 7,193,091       $ 32,407,742      $ 39,600,833
                INDIANA
$ 1,940,000     Howard County IN Jail & Juvenile
                Detention Center AMBAC Insured             5.25%     1/15/12       $ 2,023,536       $          0      $  2,023,536
  2,900,000     Indiana Transportation Financial
                Authority Highway RV, Series A, AMBAC
                insured                                    5.25       6/1/15                 0          3,066,286         3,066,286
  1,000,000     Indiana State Educational Facility
                Authority Revenue Butler University
                Project MBIA Insured                       5.30       1/1/27         1,026,220                  0         1,026,220
                                                                                   $ 3,049,756       $  3,066,286      $  6,116,042
                IOWA
$   265,000     Iowa State HFA SFMR Series B AMT
                GNMA/FNMA Collateralized                   7.45%      7/1/23       $   281,327       $          0      $    281,327
  1,435,000     Iowa State HFA SFMR Series B AMT
                GNMA/FNMA Collateralized                   6.95       7/1/24         1,524,329                  0         1,524,329
                                                                                   $ 1,805,656       $          0      $  1,805,656
                KANSAS
$ 3,175,000     Kansas State, DOT, Highway RV,
                Series A                                   7.25%      9/1/08       $         0       $  3,935,349      $  3,935,349
  4,150,000     Sedgwick & Shawnee Counties, KS,
                SFM RV, Mortgage Backed Securities,
                Series A-2, Step Coupon, GNMA COLL         6.70       6/1/29                 0          4,731,747         4,731,747
                                                                                   $         0       $  8,667,096      $  8,667,096
                KENTUCKY
$ 8,800,000     Carrollton & Henderson, KY, Public
                Energy Authority Gas RV, Series A          4.50%      1/1/00       $         0       $  8,898,824      $  8,898,824
    140,000     Kentucky State Housing Corporation
                Revenue FHA Insured                        6.50       7/1/17           149,766                  0           149,766
                                                                                   $   149,766       $  8,898,824      $  9,048,590
                LOUISIANA
$   310,000     Louisiana State PFA Student Loan
                Revenue AMT FSA Insured                    6.85%      1/1/09       $   328,470       $          0      $    328,470
  5,000,000     Rapides Parish, LA, Housing &
                Mortgage Finance Authority, Capital
                Appreciation RV, Series C, (7.45%
                effective yield)                           0.00      7/10/14                 0          1,762,100         1,762,100
  2,900,000     St. Bernard Parish, LA, Housing
                Mortgage Agency, SFM RV, Series 1992 C,
                (7.65% effective yield)                    0.00      7/10/14                 0            917,908           917,908
                                                                                   $   328,470       $  2,680,008      $  3,008,478
                MASSACHUSETTS
$ 5,325,000     Massachusetts Bay Transportation
                Authority, General Transportation
                System RV, Series B                        6.20%      3/1/16       $         0       $  6,216,511      $  6,216,511
  5,000,000     Massachusetts Bay Transportation
                Authority, General Transportation
                System, Series B                           5.00       3/1/28                 0          4,912,850         4,912,850
  2,500,000     Massachusetts State College Building
                Authority, Educational Facilities RV,
                Series A                                   7.50       5/1/14                 0          3,248,325         3,248,325
  1,000,000     Massachusetts State HFA Residential
                Development FNMA Collateralized            6.90     11/15/21         1,091,010                  0         1,091,010
  2,500,000     Massachusetts State Industrial
                Finance Agency, University Commons
                Nursing Home, Series A, FHA insured        6.65       8/1/38                 0          2,808,925         2,808,925
  2,500,000     Massachusetts State, HEHFA RV,
                Massachusetts Institute of Technology,
                Series I-1                                 5.20       1/1/28                 0          2,629,500         2,629,500
    490,000     New Bedford, MA, IDA RV, Aerovox, Inc.
                Project, Series 1982                       7.42       7/1/02                 0            490,907           490,907
                                                                                   $ 1,091,010       $ 20,307,018      $ 21,398,028
                MICHIGAN
$ 1,435,000     Armada MI Area School                      5.63%      5/1/17       $ 1,517,326       $          0      $  1,517,326
  1,745,000     Michigan State Hospital Finance
                Authority RV, Grace Hospitals              7.13       5/1/09                 0          2,013,974         2,013,974
  2,760,000     Wayland, MI, Unified SD, GO Bonds,
                FGIC insured                               8.00       5/1/10                 0          3,639,861         3,639,861
                                                                                   $ 1,517,326       $  5,653,835      $  7,171,161
                MINNESOTA
$   250,000     Minneapolis MN Community Development
                Agency Series 7-A                          5.50%      6/1/12       $   257,795       $          0      $    257,795
    375,000     St. Paul MN Housing Finance Board
                Revenue SFMR Phase IX AMT GNMA
                Collateralized                             7.30       8/1/31           395,374                  0           395,374
                                                                                   $   653,169       $          0      $    653,169
                MISSISSIPPI
$   500,000     Jones County MS Hospital Revenue South
                Central Regional Medical Center            4.90%     12/1/04       $   509,255       $          0      $    509,255
  1,000,000     Mississippi Development Special
                Obligation RV, Panola County Hospital
                Project                                    5.00       7/1/28                 0            964,790           964,790
  2,000,000     Mississippi Home Corp., Residual
                Capital Appreciation RV, Series 1992 II,
                (7.38% effective yield)                    0.00      4/15/12                 0            784,140           784,140
                                                                                   $   509,255       $  1,748,930      $  2,258,185
                MONTANA
$ 1,000,000     Lewis & Clark County MT Environmental
                Revenue                                    5.60%      1/1/27       $   990,310       $          0      $    990,310

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - TAX-FREE INCOME FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH NATIONAL TAX-FREE INCOME FUND NORWEST ADVANTAGE TAX-FREE INCOME FUND(a)

                                                                                    STAGECOACH     NORWEST ADVANTAGE
(UNAUDITED)     NOVEMBER 30, 1998                                                     NATIONAL          TAX-FREE          PRO FORMA
                                                          COUPON     MATURITY      TAX-FREE FUND      INCOME FUND          COMBINED
PRINCIPAL       SECURITY DESCRIPTION                       RATE       DATE            VALUE(b)         VALUE(b)           VALUES(b)
                NEBRASKA
$ 2,580,000     American Public Energy Agency, Nebraska
                Gas Supply RV, Nebraska Public Gas
                Agency Project, Series C                   4.00%      9/1/07       $         0       $  2,535,908      $  2,535,908
    995,000     Nebraska Finance Authority Single Family
                Housing Series B GNMA/FNMA/FHLMC
                Collateralized                             5.85       9/1/28         1,029,825                  0         1,029,825
  1,000,000     Nebraska Investment Finance Authority,
                Hospital RV, Great Plains Regional
                Medical Center Project                     5.45     11/15/17                 0          1,030,350         1,030,350
                                                                                   $ 1,029,825       $  3,566,258      $  4,596,083
                NEW HAMPSHIRE
$ 1,095,000     New Hampshire HEHFA RV, New London
                Hospital Association Project               7.00%      6/1/00       $         0       $  1,127,127      $  1,127,127

                NEVADA
$   500,000     Clark County NV Las Vegas Convention &
                Visitors Authority FSA Insured             6.00%      7/1/26       $   566,750       $          0      $    566,750
    500,000     Reno NV Hospital Revenue                   5.63      5/15/23           520,040                  0           520,040
                                                                                   $ 1,086,790       $          0      $  1,086,790
                NEW MEXICO
$ 5,295,000     Bernalillo County, NM, Gross Receipts
                Tax RV, Series B                           5.70%      4/1/27       $         0       $  5,944,167      $  5,944,167
    985,000     Hobbs, NM, SFM RV                          8.75       7/1/11                 0          1,095,842         1,095,842
  1,000,000     New Mexico State Hospital
                Equipment Council RV, Memorial Medical
                Center, Inc. Project                       4.85       6/1/08                 0            995,110           995,110
  1,000,000     New Mexico State Hospital Equipment
                Council RV, Memorial Medical
                Center, Inc. Project                       5.50       6/1/28                 0            983,660           983,660
  6,585,000     Santa Fe County, NM, Correctional
                Systems RV, FSA insured                    6.00       2/1/27                 0          7,701,553         7,701,553
                                                                                   $         0       $ 16,720,332      $ 16,720,332
                NEW JERSEY
$ 1,250,000     New Jersey State MFHR FHA
                Collateralized                             7.00%      5/1/30       $ 1,356,988       $          0       $ 1,356,988

                NEW YORK
$10,000,000     Long Island Power Authority, New York
                Electric System RV                         4.25%      4/1/00       $         0       $ 10,088,200      $ 10,088,200
 10,000,000     Metropolitan Transporation
                Authority, NY, Commuter Facilities RV,
                Series A, MBIA insured                     5.63       7/1/27                 0         10,699,900        10,699,900
    250,000     New York NY FGIC Series E                  6.00       8/1/12           279,000                  0           279,000
  1,200,000     New York State Dorm Authority, Health
                Care RV, Good Samaritan Hospital Suffern   5.50       7/1/10                 0          1,294,428         1,294,428
  1,000,000     New York State Dormatory Authority Lease
                Revenue                                    4.75      1/15/29           954,010                  0           954,010
  3,000,000     New York, NY, City Municipal Water
                Finance Authority, Water & Sewer
                Systems RV, Series B                       5.25      6/15/29                 0          3,027,960         3,027,960
  1,480,000     New York, NY, GO Bonds, Series B-1,
                P/R 8/15/04 @ 101                          7.30      8/15/10                 0          1,746,622         1,746,622
  1,340,000     New York, NY, GO Bonds, Series B-1,
                P/R 8/15/04 @ 101                          7.38      8/15/13                 0          1,586,506         1,586,506
 15,000,000     Port Authority New York & New Jersey,
                Consolidated Eighty-Fifth Series           5.38       3/1/28                 0         16,260,000        16,260,000
                                                                                   $ 1,233,010       $ 44,703,616      $ 45,936,626
                OHIO
$ 4,200,000     Greater Cleveland, OH, Regional
                Transportation Authority, Capital
                Improvement, Series R                      4.50%     12/1/12       $         0       $  4,167,702      $  4,167,702
  1,000,000     Pike County, OH, Hospital Facility,
                Pike Health Services, Inc. Project         6.35       7/1/07                 0          1,068,990         1,068,990
                                                                                   $         0       $  5,236,692      $  5,236,692
                OKLAHOMA
$   200,000     Pryor Creek OK Economic Development
                Authority Mortgage Revenue Series A
                FNMA Collateralized                        7.13%      7/1/21       $   209,116       $          0      $    209,116
    500,000     Tulsa County OK HFA Mortgage Revenue
                Series B Remarket AMT GNMA Collateralized  7.55       5/1/23           524,355                  0           524,355
    540,000     Tulsa County OK HFA Mortgage Revenue
                Series B Remarket AMT GNMA Collateralized  7.10       6/1/22           573,043                  0           573,043
  1,245,000     Tulsa, OK, IDA RV, University of Tulsa,
                Series A, MBIA insured                     6.00      10/1/16                 0          1,423,396         1,423,396
                                                                                   $ 1,306,514       $  1,423,396      $  2,729,910
                OREGON
$ 1,000,000     Oregon State Health Housing Educational
                & Cultural Facilities Authority            5.25%     10/1/16       $   971,460       $          0      $    971,460
 10,000,000     Washington County, OR, GO Bonds            0.00       6/1/03                 0          8,260,100         8,260,100
                                                                                   $   971,460       $  8,260,100      $  9,231,560
                PENNSYLVANIA
$ 1,600,000     Allentown PA, Area Hospital
                Authority RV, Sacred Heart Hospital        5.00%      7/1/12       $         0       $  1,597,584      $  1,597,584
  2,250,000     Chester County PA Health & Education
                Facilities                                 5.38      5/15/27         2,272,500                  0         2,272,500
    500,000     Pennsylvania State Higher EDFA Student
                Loan Revenue Series D AMT AMBAC Insured    7.05      10/1/16           526,250                  0           526,250
  1,750,000     Pittsburgh PA Water & Sewer Authority
                Revenue                                    5.25       9/1/23         1,782,340                  0         1,782,340
                                                                                   $ 4,581,090       $  1,597,584      $  6,178,674
                SOUTH CAROLINA
$10,625,000     Connector 2000 Association, Inc.,
                South Carolina Toll Road RV, Southern
                Connector Project, Series A                5.38%      1/1/38       $         0       $ 10,014,912      $ 10,014,912
  7,500,000     Piedmont, SC, Municipal Power Agency,
                Electric RV, Series A                      6.55       1/1/16                 0          7,512,900         7,512,900
  5,725,000     Piedmont, SC, Municipal Power Agency,
                Electric RV, Series A                      6.60       1/1/21                 0          5,735,076         5,735,076
                                                                                   $         0       $ 23,262,888      $ 23,262,888
                SOUTH DAKOTA
$ 3,500,000     South Dakota State, HEHFA RV, Huron
                Regional Medical Center                    7.30%      4/1/16       $         0       $  4,257,820      $  4,257,820

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - TAX-FREE INCOME FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH NATIONAL TAX-FREE INCOME FUND NORWEST ADVANTAGE TAX-FREE INCOME FUND(a)

                                                                                    STAGECOACH     NORWEST ADVANTAGE
(UNAUDITED)     NOVEMBER 30, 1998                                                     NATIONAL          TAX-FREE          PRO FORMA
                                                          COUPON     MATURITY      TAX-FREE FUND      INCOME FUND          COMBINED
PRINCIPAL       SECURITY DESCRIPTION                       RATE       DATE            VALUE(b)         VALUE(b)           VALUES(b)
                TENNESSEE
 25,000,000     Nashville & Davidson County, TN,
                Health & Education Board RV,
                Sub-Volunteer Healthcare                   0.00%      6/1/21       $         0       $  7,704,250      $  7,704,250
  1,000,000     Shelby County TN Health
                Educational & Housing Facility
                Series A                                   6.00       7/1/28         1,046,140                  0         1,046,140
                                                                                   $ 1,046,140       $  7,704,250      $  8,750,390
                TEXAS
  $ 450,000     Baytown, TX, Housing Finance Corp.,
                SFM RV, Series 1992 A                      8.50%      9/1/11       $         0       $    505,872      $    505,872
  2,065,000     Beaumont, TX, Housing Finance Corp. RV     9.20       9/1/01                 0          2,299,935         2,299,935
 19,500,000     Brazos River Authority RV, Houston
                Industries, Inc. Project, Series D         4.90      10/1/15                 0         19,801,275        19,801,275
  1,650,000     Corpus Christi, TX, HFA, Housing RV,
                Series A, MBIA insured                     7.70       7/1/11                 0          1,811,733         1,811,733
  2,395,000     De Soto, TX, Housing Finance Corp.,
                MFHR RV, Windsor Foundation Project,
                Series A                                   7.00       2/1/25                 0          2,794,654         2,794,654
    250,000     Decatur TX Indeptness School District      6.13       8/1/25           270,138                  0           270,138
    250,000     El Paso TX GO                              7.00      8/15/06           296,580                  0           296,580
    225,000     El Paso, TX, Housing Finance Corp.,
                SFM RV, Series A                           8.75       4/1/01                 0            249,190           249,190
    305,000     Galveston County, TX, Property Finance
                Authority, Inc., SFM RV, Series A          8.50       9/1/11                 0            329,446           329,446
  2,390,000     Grand Prairie TX, GO Bonds, Series C       5.50      2/15/00                 0          2,421,142         2,421,142
  1,300,000     Grape Creek-Pulliam, TX, Independent
                SD Public Facilities Corp., GO Bonds       7.25      5/15/21                 0          1,481,142         1,481,142
  1,000,000     Gulf Coast Texas Waste Disposal            5.50       9/1/17         1,016,290                  0         1,016,290
  1,115,000     Harlandale, TX, ISD Public Facilities
                Corp., Lease RV                            5.50     10/15/12                 0          1,181,855         1,181,855
  2,245,000     Hereford TX, Independent SD RV             5.25      8/15/18                 0          2,240,712         2,240,712
  6,250,000     Houston TX, Housing Finance Corp.
                SFM RV, Series A-1                         8.00       6/1/14                 0          6,778,625         6,778,625
  2,250,000     Houston TX, Housing Finance Corp.
                SFM RV, Series B-1                         8.00       6/1/14                 0          2,440,305         2,440,305
    125,000     Port Arthur TX MBIA Insured                8.50      2/15/03           146,910                  0           146,910
  1,305,000     Port Arthur, TX, Housing Finance
                Corp., SFM RV                              8.70       3/1/12                 0          1,435,487         1,435,487
  3,750,000     San Antonio, TX, Electric & Gas RV,
                Series A                                   4.50       2/1/21                 0          3,507,375         3,507,375
  4,180,000     San Antonio, TX, HEHFA RV                  7.13      11/1/15                 0          4,645,986         4,645,986
  2,200,000     Texas State Department of Housing &
                Community Affairs, SFM RV, Series A        8.10       9/1/15                 0          2,513,984         2,513,984
    355,000     Travis County TX HFC Residential
                Mortgage Revenue Series A GNMA/FNMA
                Collateralized                             7.00      12/1/11           379,999                  0           379,999
  1,000,000     Webb County TX COP Series A                5.25      10/1/22         1,004,010                  0         1,004,010
                                                                                   $ 3,113,927       $ 56,438,718      $ 59,552,645
                UTAH
$   250,000     Salt Lake City UT RDA Neighborhood
                Tax Revenue                                6.50%     10/1/01       $   267,365       $          0      $    267,365
    750,000     Salt Lake County, UT, EFA RV,
                Westminister College Project               5.75      10/1/27                 0            780,510           780,510
    500,000     Utah State Board of Regents Student
                Loan Revenue Series F AMT AMBAC Insured    7.45      11/1/08           529,435                  0           529,435
  1,100,000     Utah State Board of Regents Student
                Loan Revenue Series H AMT AMBAC Insured    6.70      11/1/15         1,160,819                  0         1,160,819
    250,000     Utah State Building Ownership Authority
                Lease Series A                             6.00      5/15/09           276,238                  0           276,238
      5,000     Utah State HFA SFMR Series D-2 AMT FHA
                Collateralized                             6.45       1/1/11             5,374                  0             5,374
                                                                                   $ 2,239,231       $    780,510      $  3,019,741
                VERMONT
$   500,000     Burlington VT Electricity Revenue
                Series A MBIA Insured                      6.38%      7/1/10       $   586,200       $          0      $    586,200

                VIRGINIA
$ 3,000,000     Fairfax Co, VA, Redevelopment & Housing
                Authority, MFHR Bonds, Burke Shire
                Commons                                    7.60%     10/1/36       $         0       $  3,298,320      $  3,298,320
  2,000,000     Pocahontas VA Parkway Associate            5.50      8/15/28         1,977,460                  0         1,977,460
                                                                                   $ 1,977,460       $  3,298,320      $  5,275,780
                WASHINGTON
  $ 500,000     Clark County WA Sewer Revenue              6.00%     12/1/06       $   559,955       $          0      $    559,955
  2,000,000     Grant County WA Public Hospital District   5.15      12/1/23         1,961,640                  0         1,961,640
  2,055,000     Grant County, WA, Public Hospital
                District, GO Bonds                         5.50      12/1/13                 0          2,162,579         2,162,579
  3,000,000     Grant County, WA, Public Hospital
                District, GO Bonds                         5.15      12/1/23                 0          2,960,550         2,960,550
    100,000     Island County WA USD South Whidbey
                AMBAC Insured                              6.75      12/1/07           118,978                  0           118,978
  1,748,000     Kitsap County, WA, Housing Authority RV,
                Low Income Housing, GNMA COLL              7.10      8/20/16                 0          2,081,816         2,081,816
    100,000     South Colombian Basin WA Irrigation
                District Revenue                           6.00      12/1/02           108,005                  0           108,005
    350,000     Tacoma WA Solid Waste Utility Revenue
                Series B AMBAC Insured                     6.00      12/1/09           400,264                  0           400,264
  4,000,000     Washington Public Power Supply System,
                Power RV, Nuclear Project #1, Series A     6.00       7/1/06                 0          4,491,360         4,491,360
  2,750,000     Washington Public Power Supply System,
                Power RV, Nuclear Project #2, Series A     6.00       7/1/07                 0          3,056,487         3,056,487
  3,500,000     Washington State Housing Finance
                Commission, Nonprofit Housing RV, VA
                Mason Research Center Project,
                Series A U.S. Bank of Washington, LOC      5.70       1/1/24                 0          3,680,530         3,680,530
  1,620,000     Washington State Housing Finance
                Commisssion, Nonprofit Housing RV, VA
                Mason Research Center Project, Series A,
                U.S. Bank of Washington, LOC               5.65       1/1/19                 0          1,696,756         1,696,756
  1,000,000     Washington State Public Power Supply
                System Nuclear Project Number 1 Series B   5.13       7/1/13         1,016,250                  0         1,016,250
  4,500,000     Washington State Public Power Supply
                System, Power RV, Nuclear Project #3,
                Series A                                   5.13       7/1/18                 0          4,477,770         4,477,770
  1,440,000     Washington State SFMR Series E AMT
                GNMA/FNMA Collateralized                   7.10       7/1/22         1,509,133                  0         1,509,133
  3,000,000     Yakima County, WA, SD #007, GO Bonds,
                MBIA insured                               6.75      12/1/06                 0          3,529,890         3,529,890

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - TAX-FREE INCOME FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH NATIONAL TAX-FREE INCOME FUND NORWEST ADVANTAGE TAX-FREE INCOME FUND(a)

                                                                                    STAGECOACH     NORWEST ADVANTAGE
(UNAUDITED)     NOVEMBER 30, 1998                                                     NATIONAL          TAX-FREE          PRO FORMA
                                                          COUPON     MATURITY      TAX-FREE FUND      INCOME FUND          COMBINED
PRINCIPAL       SECURITY DESCRIPTION                       RATE       DATE            VALUE(b)         VALUE(b)           VALUES(b)
                                                                                   $ 5,674,225       $ 28,137,738      $ 33,811,963

                WEST VIRGINIA
$ 8,600,000     West Virginia State, GO Bonds, Series A    5.20      11/1/26       $         0       $  8,926,284      $  8,926,284

                TOTAL MUNICIPAL BONDS                                              $55,447,110       $370,739,140      $426,186,250

                SHORT-TERM INSTRUMENTS

  4,544,000     Stagecoach National Tax-Free Money
                Market Trust                                                         4,544,000                  0         4,544,000
  6,982,576     Municipal Money Market Fund                                                  0          6,982,576         6,982,576
    750,000     Pitkin County, CO MFHR, Centennial,
                Series A, Credit Lyonnais, LOC,
                Republic National Bank, LOC                3.35      12/1/24                 0            750,000           750,000
  3,727,940     US Bank, Series BI                         4.30      8/11/99                 0          3,727,940         3,727,940
                                                                                   $ 4,544,000       $ 11,460,516      $ 16,004,516
                TOTAL INVESTMENTS IN SECURITIES                                    $59,991,110       $382,199,656      $442,190,766
                (Cost $419,916,082)

            (a) Due to different investment objectives, certain of these securities will be sold by the Investment Manager as part of the reorganization.
            (b) See historical financial statements and footnotes thereto of each of the Funds regarding valuation of securities.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - CASH INVESTMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - NOVEMBER 30, 1998

                                                    STAGECOACH PRIME          NORWEST
                                                      MONEY MARKET         ADVANTAGE CASH        PRO FORMA           PRO FORMA
                                                          FUND            INVESTMENT FUND      ADJUSTMENTS(b)        COMBINED
                                                    ----------------     ----------------     ---------------       ------------

ASSETS
INVESTMENTS:
 In securities, at market value(see cost below)     $3,223,637,444       $6,124,988,227    $(570,009,639)          $8,778,616,032
      Cash                                                 314,576                    0       (2,771,327)              (2,456,751)
Receivables:
      Dividends and Interest                            29,129,964                2,454                                29,132,418
Due from advisor                                                 0                    0           25,014 (d)               25,014
Organization expenses, net of amortization                  25,014                    0          (25,014)(d)                    0
Prepaid expenses                                           101,519                    0                                   101,519
TOTAL ASSETS                                         3,253,208,517        6,124,990,681                             8,805,418,232
LIABILITIES
Payables:
      Distribution to shareholders                      12,262,752           12,116,811                                24,379,563
      Due to distributor                                   303,951              129,376                                   433,327
      Due to advisor                                       913,750              976,265                                 1,890,015
      Other                                                417,634                1,971                                   419,605
TOTAL LIABILITIES                                       13,898,087           13,224,423                                27,122,510
TOTAL NET ASSETS                                    $3,239,310,430       $6,111,766,258                            $8,778,295,722
NET ASSETS CONSIST OF:
      Paid-in capital                               $3,239,306,328       $6,113,614,310    $(572,780,966)          $8,780,139,672
      Undistributed net investment income (loss)                 0             (147,521)                                 (147,521)
      Undistributed net realized gain (loss)
           on investments                                    4,102           (1,700,531)                               (1,696,429)
TOTAL NET ASSETS                                    $3,239,310,430       $6,111,766,258                            $8,778,295,722
COMPUTATION OF NET ASSET VALUE
   AND OFFERING PRICE PER SHARE
Net Assets - Administrative Class                   $  562,513,434                         $(562,513,434)(e)
Shares outstanding - Administrative Class              562,456,538                          (562,456,538)(e)
Net asset value and offering price per
     share - Administrative Class                   $         1.00
Net Assets - Institutional Class                    $1,169,269,538                                                 $1,169,269,538
Shares outstanding - Institutional Class             1,169,346,181                                                  1,169,346,181
Net asset value and offering price per
     share - Institutional Class                    $         1.00                                                 $         1.00
Net Assets - Service Class                          $  934,746,492      $ 6,111,766,258    $ 562,513,434 (e)       $7,609,026,184
Shares outstanding - Service Class                     934,864,723        6,113,539,471      562,456,538 (e)        7,610,860,732
Net asset value and offering price per
     share - Service Class                          $         1.00      $          1.00                            $         1.00
INVESTMENT AT COST                                  $3,223,637,444      $ 6,124,988,227    $(570,009,639)          $8,778,616,032
---------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)
                                                             S-41

WELLS FARGO FUNDS - CASH INVESTMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED NOVEMBER 30, 1998 (UNAUDITED)

                                           STAGECOACH PRIME        NORWEST
                                             MONEY MARKET       ADVANTAGE CASH    CORE-GATEWAY       PRO FORMA        PRO FORMA
INVESTMENT INCOME                              FUND(a)         INVESTMENT FUND    ADJUSTMENTS(c)    ADJUSTMENTS(b)      COMBINED
                                           ----------------------------------   -------------------------------------------------
 Interest                                      $149,310,711      $279,360,668                                        $428,671,379
 Net expenses from master/core portfolios                 0       (12,551,068)     12,551,068                                   0
TOTAL INVESTMENT INCOME                         149,310,711       266,809,600                                         428,671,379

EXPENSES
  Advisory fees                                   6,626,891                 0      10,552,191    (10,190,472)(f)        6,988,610
  Administration fees                             1,816,340         2,451,134       1,596,064      4,619,377 (f)       10,482,915
  Custody fees                                      442,681                 0         334,085        620,956 (f)        1,397,722
  Shareholder serv fees                           3,566,896                 0               0     11,891,497 (f)       15,458,393
  Portfolio accounting fees                         591,649            13,500          56,017       (581,166)(f)           80,000
  Transfer agency fees                            1,513,463         9,804,529               0    (10,829,659)(f)          488,333
  Distribution fees                                 120,430                 0               0       (120,430)(f)                0
  Organization costs                                 13,658                 0           3,010        (13,658)(f)            3,010
  Legal and audit fees                              148,380            88,562           2,328        (79,495)(f)          159,775
  Registration fees                                 350,704           455,304               0              0 (f)          806,008
  Directors' fees                                     3,819            64,029           7,372        (68,791)(f)            6,429
  Shareholder reports                                73,080           155,608               0        (34,499)(f)          194,189
  Other                                              19,473            85,109               0         (8,500)(f)           96,082
TOTAL EXPENSES                                   15,287,464        13,117,775                                          36,161,466
Less:
   Waived fees and reimbursed expenses fees      (3,907,481)       (2,072,879)                    (1,558,876)(g)       (7,539,236)
NET EXPENSES                                     11,379,983        11,044,896                                          28,622,230
NET INVESTMENT INCOME (LOSS)                    137,930,728       255,764,704                                         400,049,149

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on sale of investments   155,514            37,598                                             193,112
NET GAIN (LOSS) ON INVESTMENTS                      155,514            37,598                                             193,112
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     $138,086,242      $255,802,302                                        $400,242,261
---------------------------------------------------------------------------------------------------------------------------------

 * The Administrative, Institutional and Service Classes of the Stagecoach Prime Money Market Fund are merging with the Service Class of the Norwest Advantage Cash Investment Fund to form the Wells Fargo Cash Investment Money Market Fund, historical accounting data from the Norwest Advantage Cash Investment Fund will be kept. In conjunction with the merger, the Administrative Class shares of the Stagecoach Prime Money Market Fund will be converted to Service Class shares of the Wells Fargo Cash Investment Money Market Fund.

(a) Information shown prior to December 12, 1997, is for the Stagecoach Prime Money Market Fund which merged with the Overland
    Money Market Fund on December 12, 1997.

(b) The Administrative Class, Institutional Class, and Service Class shares of the Stagecoach Prime Money Market Fund comprise 82.3% of the Fund's net assets. The remaining 17.7% of the Fund's net assets represent Class A shares of the Stagecoach Prime Money Market Fund. Such Class A shares will be exchanged for shares of a different fund in a separate reorganization, not described in this document. Accordingly the net assets attributable to Class A shares have been removed as an adjustment for purposes of this pro forma financial statement.

(c) The Norwest Advantage Cash Investment Fund, a "Gateway Fund", invests in securities through "Core Portfolios", the Norwest Advantage Prime Money Market and Norwest Advantage Money Market Portfolios. Expenses allocated from the Core Portfolios to the Gateway Fund over the year ended November 30, 1998 have been presented according to the pro rata share amount of each expense at the level of the Core Portfolios. After the reorganization, the combined Fund will not continue to invest in Core Portfolios.

(d) Wells Fargo Bank will absorb the balance of unamortized organizational costs from Funds which are not accounting survivors.

(e) Reflects new shares issued, net of retired shares of the respective Funds which are not accounting survivors.

(f) Reflects adjustment in expenses due to elimination of duplicate services or effect of purposed contract rate.

(g) Reflects a change in the amount Wells Fargo would have waived to keep the Fund at its purposed expense limit.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - CASH INVESTMENT MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH PRIME MONEY MARKET FUND, NORWEST ADVANTAGE PRIME MONEY MARKET PORTFOLIO AND NORWEST MONEY MARKET PORTFOLIO(a)


                                                              STAGECOACH     NORWEST ADVANTAGE   NORWEST ADVANTAGE
(UNAUDITED)   NOVEMBER 30, 1998                              PRIME MONEY       PRIME MONEY         MONEY MARKET     PRO FORMA
                                         INTEREST  MATURITY  MARKET FUND     MARKET PORTFOLIO        PORTFOLIO       COMBINED
PRINCIPAL     SECURITY DESCRIPTION         RATE      DATE    VALUE(b)(c)       VALUE(b)(d)           VALUE(b)(d)     VALUE(b)
              ASSET BACKED SECURITIES
$ 76,207,555  WFP Tower B Finance Corp.,
              Short-Term STEERS Trust ,
              Series A                     5.31%   12/8/98 $            0     $   42,011,856     $   34,195,698     $    76,207,554

              CERTIFICATE OF DEPOSITS

$ 25,000,000  Abbey National               5.55%   1/26/99 $   24,998,160     $            0     $            0     $    24,998,160
  50,000,000  ANZ Banking Corporation      5.64    2/24/99     50,001,143                  0                  0          50,001,143
  66,000,000  Banco Espirito Santo e
              Comercial de Lisboa, New
              York Branch                  5.74    3/26/99              0         15,999,033         49,996,982          65,996,015
  87,000,000  Banque Paribas, New York
              Branch,                      5.73     36,248              0         46,993,816         39,994,738          86,988,554
  29,000,000  Barclays Bank PLC            5.79     5/4/99     29,005,261                  0                  0          29,005,261
  50,000,000  Bayerische Landesbank,
              New York Branch,             5.65    7/22/99              0         30,132,716         20,088,477          50,221,193
  20,000,000  Centari Corporation          5.78    4/19/99     20,000,000                  0                  0          20,000,000
  65,000,000  Chase Manhattan Bank         5.10    4/20/99     65,000,000                  0                  0          65,000,000
  30,000,000  Chase Manhattan Bank         4.87    4/21/99     30,000,000                  0                  0          30,000,000
  30,000,000  Chase Manhattan Bank         5.06    5/12/99     30,000,000                  0                  0          30,000,000
  25,000,000  CIBC YCD                     5.01    2/17/99     25,000,000                  0                  0          25,000,000
 100,000,000  CIBC YCD                     5.07    4/13/99    100,000,000                  0                  0         100,000,000
 198,000,000  Deutsche Bank, New York
              Branch,                      5.73    4/15/99              0        129,981,577         67,990,365         197,971,942
  50,000,000  FCC National Bank            5.63     1/8/99     50,000,000                  0                  0          50,000,000
  30,000,000  FCC National Bank            4.82    4/22/99     30,000,000                  0                  0          30,000,000
  40,000,000  Generale Bank, New York
              Branch,                      6.02   12/16/98              0         25,000,073         15,000,044          40,000,117
  40,000,000  Huntington National Bank     5.74     5/5/99     39,992,679                  0                  0          39,992,679
  88,000,000  Natexis Banque, New York
              Branch,                      5.71     8/3/99              0         49,980,713         37,985,342          87,966,055
   9,100,000  Northern Trust               4.78     4/5/99      9,100,000                  0                  0           9,100,000
  50,000,000  Old Kent Bank                5.00    8/18/99     50,000,000                  0                  0          50,000,000
  50,000,000  Societe Generale             5.60    1/13/99     49,998,305                  0                  0          49,998,305
  50,000,000  Societe Generale, New
              York Branch,                 5.70    3/23/99              0         24,995,957         24,995,958          49,991,915
  55,000,000  Societe Generale, New
              York Branch,                 5.80    4/28/99              0                  0         54,991,462          54,991,462
  25,000,000  Svenska Handelsbanken,
              New York Branch              5.65    8/10/99              0         25,126,014                  0          25,126,014
  18,000,000  Svenska Handelsbanken,
              New York Branch,             5.67     8/9/99              0                  0         18,091,899          18,091,899
  35,000,000  Swiss Bank                   5.64    3/12/99     34,993,966                  0                  0          34,993,966
  25,000,000  Swiss Bank                   5.75     5/7/99     24,994,851                  0                  0          24,994,851
                                                           $  663,084,365     $  348,209,899     $  329,135,267     $ 1,340,429,531

              COMMERCIAL PAPER

$ 34,000,000  Ace Overseas Corp.           5.51*   1/19/99 $            0     $   33,745,010     $            0     $    33,745,010
  25,000,000  Apreco, Inc.                 5.37*    2/8/99              0          9,897,074         14,845,612          24,742,686
  50,000,000  Asset Securitization
              Corporation                  5.37*   2/19/99     49,403,333                  0                             49,403,333
 110,000,000  Associates Corporation       5.35*   12/1/98    110,000,000                  0                            110,000,000
 100,000,000  Atlantis One Funding Corp.   5.48*   2/11/99              0         93,963,300          4,945,200          98,908,500
  85,000,000  Atlantis One Funding Corp.   5.35*   3/26/99              0         19,658,194         63,889,132          83,547,326
  85,000,000  Banco Rio de La Plata S.A.,
              Bayerische Vereinsbank,
              AG, LOC                      5.47*   12/7/98              0         44,959,100         39,963,533          84,922,633
  71,077,000  Barton Capital Corp.         5.58*   1/14/99              0         30,865,054         39,727,200          70,592,254
   5,659,000  Barton Capital Corp.         5.48*   3/19/99              0          5,565,966                  0           5,565,966
   5,848,000  Barton Capital Corp.         5.06*    6/8/99              0          5,692,649                  0           5,692,649
   5,411,000  Barton Capital Corp.         5.04*   8/12/99              0          5,218,585                  0           5,218,585
  48,500,000  Bavaria Universal Funding
              Corp.                        5.25*   1/19/99              0                  0         48,153,427          48,153,427
  40,000,000  Bavaria Universal Funding
              Corp.                        5.40*   1/21/99              0                  0         39,694,000          39,694,000
 155,763,000  Bavaria Universal Funding
              Corp.                        5.25*   1/21/99              0        154,584,325                  0         154,584,325
  15,500,000  Beta Finance Incorporated    5.36*    1/6/99     15,415,060                  0                  0          15,415,060
  26,000,000  CC (USA), Inc.               5.52*   1/29/99              0         14,864,300         10,900,487          25,764,787
  50,000,000  CC (USA), Inc.               4.81*    4/9/99              0         29,482,925         19,655,284          49,138,209
  42,872,000  Certain Funding Corp.        5.25*   1/15/99              0                  0         42,590,653          42,590,653
  15,643,000  Chinatex Capital, Inc.,
              Bank of America N.T. &
              S.A., L                      5.45*   12/2/98              0         10,641,388          4,999,243          15,640,631
  31,300,000  City of Austin, TX,
              Landesbank Hessen -
              Thueringen Grozentrale,
              A. G., LOC                   5.38*  12/16/98              0          9,977,582         21,252,253          31,229,835
  19,000,000  Commercial Credit
              Corporation                  4.42*  12/10/98     18,976,725                  0                  0          18,976,725
  50,000,000  Corporate Asset Funding
              Incorporated                 4.43*   12/7/98     49,957,000                  0                  0          49,957,000
  31,650,000  Corporate Asset
              Securitization Australia,
              Ltd., Inc.                   5.30*   1/15/99              0                  0         31,440,319          31,440,319
  75,000,000  Corporate Receivables
              Corporation                  5.27*    2/4/99     74,282,292                  0                  0          74,282,292
  54,182,000  CPI Funding Corp.            5.55*  12/28/98              0         43,998,091          9,958,375          53,956,466
  70,000,000  CPI Funding Corp.            5.08*   3/25/99              0         34,436,967         34,436,968          68,873,935
  25,000,000  Ford Motor Credit
              Corporation                  4.73*  12/11/98     24,963,889                  0                  0          24,963,889
  20,000,000  General Electric Capital
              Corporation                  5.36*    1/7/99     19,887,561                  0                  0          19,887,561
 110,000,000  General Electric Capital
              Corporation                  5.09*   3/30/99    108,163,764                  0                  0         108,163,764
  15,000,000  General Electric Capital
              Corporation                  4.72*   4/20/99     14,727,583                  0                  0          14,727,583
  20,288,000  Grand Funding Corp.          5.42*  12/15/98              0         20,245,236                  0          20,245,236
  20,000,000  Grand Funding Corp.          5.60*   1/15/99              0                  0         19,860,000          19,860,000
  69,019,000  Grand Funding Corp.          5.55*   1/22/99              0                  0         68,465,698          68,465,698
 108,845,000  Grand Funding Corp.          5.50*    2/5/99              0         73,100,397         34,647,083         107,747,480
  40,000,000  Grand Funding Corp.          5.35*   2/26/99              0         39,482,833                  0          39,482,833
  24,391,000  Grand Funding Corp.          5.60*   1/15/99              0         24,220,262                  0          24,220,262
  50,000,000  Greyhawk Capital Corp.       5.42*  12/11/98              0         29,954,833         19,969,889          49,924,722
  48,825,000  International
              Securitization Corp.         5.40*   1/14/99              0         29,802,000         18,700,755          48,502,755
  57,700,000  International
              Securitization Corp.         5.30*   2/17/99              0         32,621,050         24,416,362          57,037,412
 140,000,000  Lexington Parker Capital
              Co. LLC.,                    5.53*    1/4/99              0         84,556,063         54,712,747         139,268,810
  80,000,000  Lexington Parker Capital
              Co. LLC.,                    5.55*   1/12/99              0         34,773,375         44,708,625          79,482,000
  20,000,000  Lexington Parker Capital
              Co. LLC.,                    5.47*   1/15/99              0                  0         19,863,250          19,863,250
  10,317,000  Liberty Lighthouse Funding
              Co. LLC.,                    5.52*    1/8/99              0                  0         10,256,886          10,256,886
  10,000,000  Medical Building
              Funding III, Allied Irish
              Bank, LOC                    5.21*   5/26/99              0                  0          9,745,534           9,745,534
  17,355,000  MOAT Funding LLC.            5.42*   12/2/98              0                  0         17,352,387          17,352,387
  17,457,000  MOAT Funding LLC.            5.42*   12/8/98              0                  0         17,438,602          17,438,602
   7,384,000  MOAT Funding LLC.            5.42*  12/10/98              0          7,373,994                  0           7,373,994
  23,052,000  MOAT Funding LLC.            5.42*  12/21/98              0                  0         22,982,588          22,982,588
  26,033,000  MOAT Funding LLC.            5.39*    1/8/99              0         25,884,887                  0          25,884,887
  25,000,000  MOAT Funding LLC.            5.70*   1/14/99              0         14,895,500          9,930,333          24,825,833
  85,000,000  MOAT Funding LLC.            5.45*   1/27/99              0         47,585,800         36,680,721          84,266,521
  37,825,000  MOAT Funding LLC.            5.50*   2/12/99              0         22,570,438         14,832,709          37,403,147
  40,000,000  MOAT Funding LLC.            5.35*   2/18/99              0         39,530,389                  0          39,530,389
  60,721,000  Monte Blanc Capital Corp.    5.45*   1/29/99              0         30,446,602         29,732,042          60,178,644
  50,000,000  Monte Rosa Capital
              Corporation                  5.42*   2/16/99     49,419,292                  0                  0          49,419,292
  44,458,000  Monte Rosa Capital
              Corporation                  5.32*   2/23/99     43,906,128                  0                  0          43,906,128
 100,000,000  Morgan Stanley               5.26*   1/22/99     99,231,556                  0                  0          99,231,556
  50,000,000  National City Credit
              Corporation                  4.81*  12/22/98     49,853,583                  0                  0          49,853,583
  80,000,000  Old Line Funding Corp.       5.03*  12/15/98              0         39,921,755         39,921,756          79,843,511
  73,891,000  Park Avenue Receivables
              Corporation                  5.37*    2/9/99              0         49,477,916         23,641,538          73,119,454
  45,000,000  Park Avenue Receivables
              Corporation                  3.79*   12/4/98     44,981,063                  0                  0          44,981,063
  10,000,000  Park Avenue Receivables
              Corporation                  5.00*  12/18/98      9,975,067                  0                  0           9,975,067


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - CASH INVESTMENT MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH PRIME MONEY MARKET FUND, NORWEST ADVANTAGE PRIME MONEY MARKET PORTFOLIO AND NORWEST MONEY MARKET PORTFOLIO(a)


                                                              STAGECOACH     NORWEST ADVANTAGE   NORWEST ADVANTAGE
(UNAUDITED)   NOVEMBER 30, 1998                              PRIME MONEY       PRIME MONEY         MONEY MARKET     PRO FORMA
                                         INTEREST  MATURITY  MARKET FUND     MARKET PORTFOLIO        PORTFOLIO       COMBINED
PRINCIPAL     SECURITY DESCRIPTION         RATE      DATE    VALUE(b)(c)       VALUE(b)(d)           VALUE(b)(d)     VALUE(b)
  75,000,000  Park Avenue Receivables
              Corporation                  5.42*   1/28/99     74,340,250                  0                  0          74,340,250
  24,494,000  Perry Funding Corp.          5.51*   12/1/98              0         20,000,000          4,494,000          24,494,000
  73,714,000  Perry Funding Corp.          5.53*   2/16/99              0         32,609,675         40,232,433          72,842,108
  15,157,000  Perry II Funding Corp.       5.53*   2/16/99              0         14,977,722                  0          14,977,722
  30,000,000  Petrobras International
              Finance Co., Barclays Bank
              plc                          5.25*    2/8/99              0                  0         29,698,125          29,698,125
  42,067,000  Pooled Accounts Receivable
              Capital Corp.,               5.40*    2/2/99              0         21,858,466         19,811,000          41,669,466
  50,000,000  Province of Quebec           5.36*    1/6/99     49,726,000                  0                  0          49,726,000
  62,196,000  Receivables Capital
              Corporation                  5.33*   1/29/99     61,648,623                  0                  0          61,648,623
  30,116,000  Receivables Capital
              Corporation                  5.39*    2/5/99     29,816,747                  0                  0          29,816,747
  23,774,000  Repeat Offering
              Securitization Entity        5.35*    1/7/99              0         23,643,276                  0          23,643,276
  50,000,000  Salomon Smith Barney         4.86*   4/20/99     49,066,667                  0                  0          49,066,667
 120,500,000  Sheffield Receivables Corp.  5.21*   1/29/99              0         93,693,101         25,777,997         119,471,098
 100,000,000  Sheffield Receivables
              Corporation                  5.25*   2/12/99     98,931,361                  0                  0          98,931,361
  58,000,000  Sigma Finance Corp.          5.40*   1/28/99              0         29,739,000         27,756,400          57,495,400
  20,000,000  Sigma Finance Corp.          5.52*    2/4/99              0         19,800,667                  0          19,800,667
  42,000,000  Sigma Finance Corp.          5.27*   3/15/99              0         22,649,838         18,710,736          41,360,574
  80,000,000  Special Purpose Accounts
              Receivable Cooperative Corp. 5.30*   1/20/98              0         79,411,111                  0          79,411,111
  30,000,000  Special Purpose Accounts
              Receivable Cooperative Corp. 5.54*   12/4/98              0         24,988,458          4,997,692          29,986,150
  50,000,000  Special Purpose Accounts
              Receivable Cooperative Corp. 5.30*   1/28/99              0                  0         49,573,056          49,573,056
  44,250,000  Special Purpose Accounts
              Receivable Cooperative Corp. 5.40*   1/29/99              0          9,911,500         33,946,888          43,858,388
  50,000,000  Special Purpose Accounts
              Receivable Cooperative Corp. 5.00*    4/7/99              0         29,470,835         19,647,223          49,118,058
  56,697,000  Sydney Capital Corp., Inc.   5.21*    1/8/99              0         33,511,685         22,873,513          56,385,198
  17,267,000  Thames Asset Global
              Securitization, Inc.         5.25*    1/4/99              0                  0         17,181,385          17,181,385
  62,132,000  Thames Asset Global
              Securitization, Inc.         5.32*    1/6/99              0         41,907,857         19,893,600          61,801,457
  20,545,000  Thames Asset Global
              Securitization, Inc.         5.25*   1/14/99              0                  0         20,413,170          20,413,170
  48,000,000  Thames Asset Global
              Securitization, Inc.         5.25*   1/15/99              0         47,682,187                  0          47,682,187
  30,000,000  Thames Asset Global
              Securitization, Inc.         5.40*   1/15/99              0                  0         29,797,500          29,797,500
  21,317,000  Thames Asset Global
              Securitization, Inc.         5.15*   2/16/99              0         21,082,187                  0          21,082,187
  60,000,000  Thames Asset Global
              Securitization, Inc.         5.35*   2/22/99              0         34,568,285         24,691,633          59,259,918
  25,303,000  Three Rivers Funding Corp.   5.45*  12/10/98              0          9,986,375         15,282,150          25,268,525
  69,900,000  Trident Capital Finance,
              Inc.                         5.51*    1/8/99              0         39,667,937         29,825,517          69,493,454
  42,000,000  U.S. Bancorp                 4.69*  12/18/98     41,901,825                  0                  0          41,901,825
  29,362,000  Windmill Funding Corp.       5.40*   1/20/99              0                  0         29,141,785          29,141,785
  29,300,000  Xerox Corporation            4.75*   4/16/99     28,779,762                  0                  0          28,779,762
  62,650,000  Yamaha Motor Owner Trust     5.43*   1/22/99              0         39,686,266         22,472,349          62,158,615
                                                           $1,217,355,131     $1,884,840,268     $1,470,529,343     $ 4,572,724,742

              CORPORATE BONDS & NOTES

$ 15,000,000  Abbey National Treasury      5.64%   7/15/99 $   15,027,692     $            0     $            0     $    15,027,692
  50,000,000  Asset Backed Trust 1995
              Series A-3,                  5.28    4/15/99              0         28,000,000         22,000,000          50,000,000
  15,000,000  Asset Backed Trust 1996
              Series A-4,                  5.29    1/15/99              0         10,000,000          5,000,000          15,000,000
  50,000,000  Bear Stearns Cos., Inc.      5.61   10/27/99              0         30,000,000         20,000,000          50,000,000
  50,000,000  Bear Stearns Cos., Inc.      5.62    11/1/99              0         30,000,000         20,000,000          50,000,000
  40,000,000  Bear Stearns Cos., Inc.      5.43   11/15/99              0         30,000,000          9,997,229          39,997,229
  25,000,000  Bear Stearns Cos., Inc.      5.55   11/30/99              0         15,000,000         10,000,000          25,000,000
  35,000,000  Bear Stearns Cos., Inc.      5.43   12/15/99              0         14,995,844         20,000,000          34,995,844
  80,000,000  Beta Finance, Inc.           5.40   11/12/99              0         79,940,437                  0          79,940,437
  60,000,000  Beta Finance, Inc.           5.19   11/12/99              0                  0         59,955,328          59,955,328
  45,000,000  BRAVO Trust Series 1997-1    5.40    4/15/99              0         25,000,000         20,000,000          45,000,000
  20,190,000  BT Securities Corp.          5.75    3/15/99              0         10,197,119         10,006,986          20,204,105
  50,000,000  CC USA MTN                   5.78    6/11/99     49,994,768                  0                  0          49,994,768
  25,000,000  Centari Corporation          5.75    4/23/99     25,000,000                  0                  0          25,000,000
  50,000,000  CIT Group Holdings
              Incorporated                 4.82    1/27/99     49,993,753                  0                  0          49,993,753
   6,000,000  Compagnie Bancaire (USA)
              Funding, Inc.                6.15   12/28/98              0          6,002,059                  0           6,002,059
  10,000,000  FCC National Bank            5.67     6/1/99      9,994,034                  0                  0           9,994,034
  30,000,000  First Union National Bank    5.73    5/19/99     29,989,331                  0                  0          29,989,331
 100,000,000  First Union National Bank    5.25    9/17/99    100,000,000                  0                  0         100,000,000
  25,000,000  Huntington National Bank     5.14    12/9/98     24,999,921                  0                  0          24,999,921
  50,000,000  Huntington National Bank     5.20   10/26/99     49,986,700                  0                  0          49,986,700
  15,000,000  IBM Credit Corporation       6.12   12/15/98     15,001,323                  0                  0          15,001,323
  40,000,000  IBM Credit Corporation       4.67   10/29/99     39,984,537                  0                  0          39,984,537
  50,000,000  JP Morgan & Company
              Incorporated                 4.86    9/15/99     50,000,000                  0                  0          50,000,000
 100,000,000  Keybank                      5.36   10/14/99              0         60,002,552         40,001,699         100,004,251
  50,000,000  Liberty Lighthouse U.S.
              Capital Company, LLC.        5.26     9/1/99              0         29,995,679         19,997,120          49,992,799
 100,000,000  Liberty Lighthouse U.S.
              Capital Company, LLC.        5.26     9/9/99              0         59,990,952         39,993,969          99,984,921
 100,000,000  Liberty Lighthouse U.S.
              Capital Company, LLC.        5.30    10/8/99              0         49,964,956         49,955,729          99,920,685
  47,000,000  Medium Term Structured
              Enhanced Return Trust
              (STEERS), Series 1997 A-40   5.31    1/15/99              0         28,000,000         19,000,000          47,000,000
  40,000,000  Medium Term Structured
              Enhanced Return Trust
              (STEERS), Series 1997 A-28   5.06    9/23/99              0         20,000,000         20,000,000          40,000,000
  15,255,000  Merita Bank Ltd.             9.75   12/15/98              0                  0         15,277,857          15,277,857
  25,000,000  Merrill Lynch & Co., Inc.    5.75     4/7/99              0         15,017,625         10,011,750          25,029,375
  60,000,000  Morgan Guaranty Trust
              Company                      5.71     1/8/99     59,997,626                  0                  0          59,997,626
  30,000,000  Morgan Stanley Group, Inc.   5.60   11/15/99              0                  0         30,000,000          30,000,000
  40,000,000  Morgan Stanley Group, Inc.   5.60   12/15/99              0         40,000,000                  0          40,000,000
  40,000,000  NationsBank Corporation      5.83   12/22/98     39,998,619                  0                  0          39,998,619
  20,000,000  NationsBank Corporation      5.50     2/4/99     20,000,000                  0                  0          20,000,000
 147,500,000  Sigma Finance Corp.          5.14   10/28/99              0         87,500,000         60,000,000         147,500,000
  50,000,000  Structured Products Asset    5.47    5/24/99              0         30,000,000         20,000,000          50,000,000
 100,000,000  Syndicated Loan Funding      5.78   12/15/99              0         60,000,000         40,000,000         100,000,000
                                                           $  579,968,304     $  759,607,223     $  561,197,667     $ 1,900,773,194

              VARIABLE AND FLOATING RATE BONDS

$ 90,000,000  Abbey National               4.80%   7/15/99 $   89,964,645     $            0     $            0     $    89,964,645
  50,000,000  Allstate Life Insurance Co.  5.44    2/28/99              0         30,000,000         20,000,000          50,000,000
  30,000,000  American Express Centurion   5.16   12/21/98     30,000,000                  0                  0          30,000,000
  40,000,000  Commercial Bank              5.16    7/13/99     39,985,485                  0                  0          39,985,485
  30,000,000  First National Bank          4.87    9/28/99     30,000,000                  0                  0          30,000,000
  50,000,000  Ford Motor Credit
              Corporation                  4.95   12/23/98     49,999,126                  0                  0          49,999,126
  60,000,000  Ford Motor Credit
              Corporation                  4.96     1/7/99     60,000,000                  0                  0          60,000,000
 200,000,000  General American Life
              Insurance Co.,               5.40    3/20/30              0        115,000,000         85,000,000         200,000,000
  50,000,000  Key Bank                     5.14   12/15/98     49,999,816                  0                  0          49,999,816
  75,000,000  Key Bank                     4.83    10/4/99     74,975,375                  0                  0          74,975,375
  40,000,000  National Rural Utilities     5.23   11/23/99     40,000,000                  0                  0          40,000,000
  75,000,000  NationsBank Corporation      4.83    4/27/99     74,991,240                  0                  0          74,991,240
  40,000,000  Peoples Benefit Life
              Insurance Co.                5.33   12/15/99              0         40,000,000                  0          40,000,000
  20,000,000  Peoples Benefit Life
              Insurance Co.,               5.28   12/15/99              0                  0         20,000,000          20,000,000
  30,000,000  Providian Life & Health
              Insurance Co.                5.28   12/15/99              0         30,000,000                  0          30,000,000
  35,000,000  Providian Life & Health
              Insurance Co.,               5.33   12/15/99              0                  0         35,000,000          35,000,000
  25,000,000  Sigma Finance                5.08    8/23/99     25,000,000                  0                  0          25,000,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - CASH INVESTMENT MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH PRIME MONEY MARKET FUND, NORWEST ADVANTAGE PRIME MONEY MARKET PORTFOLIO AND NORWEST MONEY MARKET PORTFOLIO(a)


                                                              STAGECOACH     NORWEST ADVANTAGE   NORWEST ADVANTAGE
(UNAUDITED)   NOVEMBER 30, 1998                              PRIME MONEY       PRIME MONEY         MONEY MARKET     PRO FORMA
                                         INTEREST  MATURITY  MARKET FUND     MARKET PORTFOLIO        PORTFOLIO       COMBINED
PRINCIPAL     SECURITY DESCRIPTION         RATE      DATE    VALUE(b)(c)       VALUE(b)(d)           VALUE(b)(d)     VALUE(b)
  35,000,000  Sigma Finance                5.13    8/26/99     35,000,000                  0                  0          35,000,000
  50,000,000  Transamerica Life Insurance
              & Annuity Co.,               5.22    4/12/99              0         30,000,000         20,000,000          50,000,000
                                                           $  599,915,687     $  245,000,000     $  180,000,000     $ 1,024,915,687

              MASTER NOTES

$ 13,000,000  American General
              Finance, Inc.                                $            0     $   10,000,000     $    3,000,000     $    13,000,000
  20,000,000  General Electric Co.                                      0         10,000,000         10,000,000          20,000,000
                                                           $            0     $   20,000,000     $   13,000,000     $    33,000,000

              MUNICIPAL BONDS & NOTES

$  8,300,000  Durham, NC, COP, Series B,
              Wachovia Bank of North
              Carolina, LOC                4.87     7/1/03 $            0     $    4,700,000     $    3,600,000     $     8,300,000
  11,225,000  Kalamazoo Funding Co.,
              Old Kent Bank & Trust Co.    5.15   12/15/26              0          5,715,000          5,510,000          11,225,000
   7,310,000  New York City, GO            5.76   12/21/98              0          7,310,000                  0           7,310,000
   2,000,000  Prince William County, VA,
              Taxable Notes, Series A,
              Wachovia Bank of North
              Carolina, LOC                4.87     3/1/17              0          1,100,000            900,000           2,000,000
                                                           $            0     $   18,825,000     $   10,010,000     $    28,835,000

              SHORT TERM FEDERAL AGENCIES

$ 51,900,000  Federal Home Loan Mortgage
              Corporation                  4.95*%  3/19/99 $   51,133,957     $            0     $            0     $    51,133,957

              REPURCHASE AGREEMENTS

$ 64,127,000  Goldman Sachs Pooled
              Repurchase Agreement - 102%
              Collateralized by U.S.
              Government Securities        5.25%   12/1/98 $   64,127,000     $            0     $            0     $    64,127,000
  31,790,000  Morgan Stanley & Company
              Repurchase Agreement - 102%
              Collateralized by U.S.
              Government Securities        5.23    12/1/98     31,790,000                  0                  0          31,790,000
  12,843,000  JP Morgan Securities
              Incorporated Repurchase
              Agreement - 102%
              Collateralized by U.S.
              Government Securities        5.15    12/1/98     12,843,000                  0                  0          12,843,000
   3,420,000  HSBC Securities Incorporated
              Repurchase Agreement - 102%
              Collateralized by U.S.
              Government Securities        5.15    12/1/98      3,420,000                  0                  0           3,420,000
 291,029,855  NationsBanc Montgomery
              Securities, Inc., to be
              repurchased at $139,629,682  5.50    12/1/98              0        139,608,354        151,421,501         291,021,855
                                                           $  112,180,000     $  139,608,354     $  151,421,501     $   403,209,855

              TIME DEPOSITS

$190,000,000  Bank of America N.T. &
              S.A., Toronto Branch,        5.56    12/1/98 $            0     $  190,000,000     $            0     $   190,000,000
  41,400,000  Banque Paribas, Toronto
              Branch,                      5.63    12/1/98              0         41,400,000                  0          41,400,000
 150,000,000  Deutsche Bank AG, Toronto
              Branch,                      6.00    12/1/98              0        150,000,000                  0         150,000,000
 150,000,000  Bank of America N.T.
              & S.A., Toronto Branch,      5.56    12/1/98              0                  0        150,000,000         150,000,000
  30,000,000  Banque Paribas, Toronto
              Branch,                      5.63    12/1/98              0                  0         30,000,000          30,000,000
 125,000,000  Deutsche Bank AG, Toronto
              Branch,                      6.00    12/1/98              0                  0        125,000,000         125,000,000
  15,000,000  Dresdner Bank AG, Toronto
              Branch,                      5.56    12/1/98              0                  0         15,000,000          15,000,000
  75,000,000  Dresdner Bank AG, Toronto
              Branch,                      5.56    12/2/98              0         75,000,000                  0          75,000,000
                                                           $            0     $  456,400,000     $  320,000,000     $   776,400,000


              INVESTMENTS IN SECURITIES
              PRIOR TO PRO FORMA
              ADJUSTMENTS                                  $3,223,637,444     $3,914,502,600     $3,069,489,476     $10,207,629,520

 PRO FORMA ADJUSTMENTS

              To Securities at Market Value                $ (570,009,639)    $ (880,763,085)       (24,555,916)     (1,475,328,640)
              From Other Assets and
              Liablities from Core Portfolio               $            0        28,743,216          17,571,936          46,315,152
                                                           $ (570,009,639)(c) $ (852,019,869)(d) $   (6,983,980)(d) $(1,429,013,488)


              TOTAL INVESTMENTS IN SECURITIES              $2,653,627,805     $3,062,482,731     $3,062,505,496     $ 8,778,616,032


              (a) Due to different investment objectives, certain of these securities will be sold by the Investment Manager as part of the reorganization.
              (b) See historical financial statements and footnotes thereto of each of the Funds regarding valuation of securities.
              (c) The Administrative Class, Institutional Class and Service
                  Class Shares of the Stagecoach Prime Money Market Fund
                  comprise 82.3% of the Fund. The investment schedule under the Stagecoach Prime Money Market presents the total investment positions held by the Fund. At the bottom of the investment schedule, pro forma adjustments have been reflected which represent the portion of the underlying portfolio's net assets not owned by the Administrative Class, Institutional Class, and Service Class Shares of the Stagecoach Prime Money Market Fund.
              (d) The Norwest Advantage Cash Investment Fund invests directly into and comprises 77.5% and 99.2% of the Norwest Prime Money Market and Money Market Portfolios' net assets, respectively.
               *  Yield to maturity. The $3,062,482,731 and $3,062,505,496 of total investments in securities for the Norwest Advantage Prime Money Market Portfolio and Norwest Advantage Money Market Portfolio represent $6,124,988,227 of investment from the Norwest Advantage Cash Investment Fund. The investment schedules under the Norwest Advantage Prime Money Market Portfolio and Norwest Advantage Money Market Portfolio present the total investment positions held by the respective underlying portfolio. At the bottom of each investment schedule, pro forma adjustments have been reflected which represent the portion of the underlying portfolios' net assets not owned by the Norwest Advantage Cash Investment Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - PRIME INVESTMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - NOVEMBER 30, 1998

                                                 NORWEST
                                             ADVANTAGE READY STAGECOACH PRIME   STAGECOACH
                                             CASH INVESTMENT    MONEY MARKET   MONEY MARKET      PRO FORMA             PRO FORMA
                                                  FUND              FUND           FUND       ADJUSTMENTS(b)(d)         COMBINED
                                             --------------- ---------------- --------------- -----------------    -----------------
ASSETS
INVESTMENTS:
  In securities, at market value
    (see cost below)                            $888,173,248   $3,223,637,444  $9,139,364,490  $(2,697,621,511)     $10,553,553,671
  Cash                                                     0          314,576         399,740        2,445,899            3,160,215
Receivables:
  Dividends and Interest                                   0       29,129,964      82,604,674      (29,129,964)          82,604,674
Due from advisor                                           0                0               0           25,014 (e)           25,014
Organization expenses, net of amortization                 0           25,014           6,745          (25,014)(e)            6,745
Prepaid expenses                                           0          101,519         361,172         (101,519)             361,172
TOTAL ASSETS                                     888,173,248    3,253,208,517   9,222,736,821                        10,639,711,491
LIABILITIES
Payables:
  Distribution to shareholders                        19,974       12,262,752      33,687,374      (12,262,752)          33,707,348
  Due to distributor                                       0          303,951       1,533,327         (303,951)           1,533,327
  Due to advisor                                     173,327          913,750       4,914,334         (913,750)           5,087,661
  Other                                               92,614          417,634          31,521         (417,634)             124,135
TOTAL LIABILITIES                                    285,915       13,898,087      40,166,556                            40,452,471
TOTAL NET ASSETS                                $887,887,333   $3,239,310,430  $9,182,570,265                       $10,599,259,020
NET ASSETS CONSIST OF:
  Paid-in capital                               $887,898,079   $3,239,306,328  $9,182,915,994  $(2,710,504,906)     $10,599,615,495
  Undistributed net investment income (loss)          (3,100)               0               0                                (3,100)
  Undistributed net realized gain (loss)
    on investments                                    (7,646)           4,102        (345,729)          (4,102)            (353,375)
TOTAL NET ASSETS                                $887,887,333   $3,239,310,430  $9,182,570,265                       $10,599,259,020
COMPUTATION OF NET ASSET VALUE
  AND OFFERING PRICE PER SHARE
Net assets - Class A                                           $  572,780,966  $8,040,849,890  $   842,877,199      $ 9,456,508,055
Shares outstanding - Class A                                      572,886,864   8,040,454,142      842,897,224        9,456,238,230
Net asset value and offering price per
  share - Class A                                              $         1.00  $         1.00                       $          1.00

Net Assets - Class B                                                                           $ 1,142,750,965 (h)  $ 1,142,750,965
Shares outstanding - Class B                                                                     1,142,701,428 (h)    1,142,701,428
Net asset value and offering price per
  share - Class B                                                                                                   $          1.00

Net Assets - Exchange Class                     $  1,030,590                                   $    (1,030,590)(h)
Shares outstanding - Exchange Class                1,030,598                                        (1,030,598)(h)
Net asset value and offering price per
  share - Exchange Class                        $       1.00

Net Assets - Investor Class                     $842,877,199                                   $(842,877,199)(h)
Shares outstanding - Investor Class              842,897,224                                    (842,897,224)(h)
Net asset value and offering price per
  share - Investor Class                        $       1.00

Net Assets - Class S                                                           $1,141,720,375  $(1,141,720,375)(h)
Shares outstanding - Class S                                                    1,141,670,830  $(1,141,670,830)(h)
Net asset value and offering price per
  share - Class S                                                              $         1.00
INVESTMENT AT COST                              $888,173,248   $3,223,637,444  $9,139,364,490  $(2,697,621,511)     $10,553,553,671
------------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)
                                                             S-46

WELLS FARGO FUNDS - PRIME INVESTMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED NOVEMBER 30, 1998 (UNAUDITED)

                                       NORWEST
                                      ADVANTAGE                     STAGECOACH
                                     READY CASH                        PRIME       STAGECOACH
                                     INVESTMENT    CORE-GATEWAY     MONEY MARKET      MONEY         PRO FORMA         PRO FORMA
                                        FUND      ADJUSTMENTS (a)     FUND (c)     MARKET FUND   ADJUSTMENTS(b)(d)     COMBINED
                                   -----------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                           $43,108,032                    $149,310,711   $445,712,014                      $638,130,757
  Net expenses from
    master/core portfolios            (2,983,265)     2,983,265                0              0                                 0
TOTAL INVESTMENT INCOME               40,124,767                     149,310,711    445,712,014                       638,130,757

EXPENSES
  Advisory fees                                0      2,508,151        6,626,891     31,610,247     (3,721,521)(f)     37,023,768
  Administration fees                  1,134,062        379,369        1,816,340      5,410,577      5,143,565 (f)     13,883,913
  Custody fees                                 0         79,409          442,681      1,325,226          3,872 (f)      1,851,188
  Shareholder serv fees                        0              0        3,566,896     23,199,554     (3,626,595)(f)     23,139,855
  Portfolio accounting fees               26,500         13,315          591,649      1,642,006     (2,193,470)(f)         80,000
  Transfer agency fees                 1,880,392              0        1,513,463      7,553,647     (2,490,218)(f)      8,457,284
  Distribution fees                        6,674              0          120,430      8,022,219       (512,676)(f)      7,636,647
  Organization costs                           0            715           13,658          4,900        (14,770)(f)          4,503
  Legal and audit fees                    17,804            553          148,380        266,779       (200,648)(f)        232,868
  Registration fees                      126,379              0          350,704        637,750              0          1,114,833
  Directors' fees                         10,019          1,752            3,819          3,853        (13,014)(f)          6,429
  Shareholder reports                     25,622              0           73,080        362,833       (101,438)(f)        360,097
  Other                                    4,177              0           19,473        144,297        (23,822)(f)        144,125
TOTAL EXPENSES                         3,231,629                      15,287,464     80,183,888                        93,935,510
Less:
  Waived fees and reimbursed
    expenses fees                        (21,381)                     (3,907,481)   (13,986,097)     1,961,255 (g)    (15,953,704)
NET EXPENSES                           3,210,248                      11,379,983     66,197,791                        77,981,806
NET INVESTMENT INCOME (LOSS)          36,914,519                     137,930,728    379,514,223                       560,148,951

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    sale of investments                    3,109                         155,514        391,855                           550,478
NET GAIN (LOSS) ON INVESTMENTS             3,109                         155,514        391,855                           550,478
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS     $36,917,628                    $138,086,242   $379,906,078                      $560,699,429
----------------------------------------------------------------------------------------------------------------------------------

 * The Class A of the Stagecoach Prime Money Market Fund and Investor Class and Exchange Class of the Norwest Advantage Ready Cash Investment Fund are merging with the Stagecoach Money Market Fund to form the Wells Fargo Prime Investment Money Market Fund, historical accounting data from the Stagecoach Money Market Fund will be kept.
(a) The Norwest Advantage Ready Cash Investment Fund, a "Gateway Fund", invests in securities through a "Core Portfolio", the Norwest Advantage Prime Money Market Portfolio. Expenses allocated from the Core Portfolio to the Gateway Fund over the year ended November 30, 1998 have been presented according to the pro rata share amount of each expense at the Core Portfolio level. After the reorganization, the combined Fund will not continue to invest in Core Portfolios.
(b) The Exchange Class and Investor Class shares of the Norwest Advantage Ready Cash Investment Fund comprises 95.0% of the Fund's net assets. The remaining 5.0% of the Fund's net asset represent Institutional Class shares of the Norwest Advantage Ready Cash Investment Fund. Such Instituional Class shares will be exchanged for shares of a different fund in a separate reorganization. Accordingly the net assets attributable to Insitutional Class shares have been removed as an adjustment for purposes of this pro forma financial statement.
(c) Information shown prior to December 12, 1997, is for the Stagecoach Prime Money Market Fund which merged with the Overland Money Market Fund on December 12, 1997.
(d)  The Class A shares of the Stagecoach Prime Money Market Fund comprise
     17.7% of the Fund's net assets. The remaining 82.3% of the Fund's net assets represent Administrative, Institutional, and Service Class shares of the Stagecoach Prime Money Market Fund. Such shares will be exchanged for respective shares of a different fund in a separate reorganization. Accordingly, the net assets attributable to Administrative, Institutional and Service class shares have been removed as an adjustment for purposes of this pro forma financial statement.
(e) Wells Fargo Bank will absorb the balance of unamortized organizational costs from Funds which are not accounting survivors.
(f) Reflects adjustment in expenses due to elimination of duplicate services or effect of purposed contract rate.
(g) Reflects a change in the amount Wells Fargo would have waived to keep the Fund at its purposed expense limit.
(h)  Reflects new shares issued, net of retired shares of the respective
     Funds which are not accounting survivors.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)
                                                             S-47

WELLS FARGO FUNDS - PRIME INVESTMENT MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE
PRIME MONEY MARKET PORTFOLIO, STAGECOACH PRIME MONEY MARKET FUND AND STAGECOACH MONEY MARKET FUND(a)

                                                                   NORWEST
                                                                  ADVANTAGE
                                                                 PRIME MONEY        STAGECOACH       STAGECOACH
(UNAUDITED)   NOVEMBER 30, 1998                                    MARKET           PRIME MONEY     MONEY MARKET     PRO FORMA
                                             INTEREST MATURITY    PORTFOLIO         MARKET FUND        FUND          COMBINED
  PRINCIPAL  SECURITY DESCRIPTION              RATE     DATE     VALUE(b)(c)        VALUE(b)(d)       VALUE(b)       VALUES(b)
              ASSET BACKED SECURITIES
$ 76,207,555 WFP Tower B Finance Corporation,
             Short-Term STEERS Trust,
             Series A                          5.31%  12/8/98 $    42,011,856    $             0    $            0 $    42,011,856

             CERTIFICATE OF DEPOSITS
$ 44,000,000 Abbey National                    5.55%  1/26/99 $             0    $    24,998,160    $   18,998,602 $    43,996,762
 100,000,000 American Express Centurion Bank   5.42  12/16/98               0                  0       100,000,000     100,000,000
  40,000,000 American Express Centurion Bank   5.14   1/28/99               0                  0        40,000,000      40,000,000
  50,000,000 ANZ Banking Corporation           5.64   2/24/99               0         50,001,143                 0      50,001,143
  66,000,000 Banco Espirito Santo e Comercial
             de Lisboa, New York Branch        5.74   3/26/99      15,999,033                  0                 0      15,999,033
  87,000,000 Banque Paribas, New York Branch,  5.73    36,248      46,993,816                  0                 0      46,993,816
  29,000,000 Barclays Bank PLC                 5.79    5/4/99               0         29,005,261                 0      29,005,261
  50,000,000 Bayerische Landesbank             5.65   7/22/99      30,132,716                  0                 0      30,132,716
  50,000,000 Bayerische Landsbank              5.34   3/23/99               0                  0        49,988,080      49,988,080
  20,000,000 Centari Corporation               5.78   4/19/99               0         20,000,000                 0      20,000,000
 165,000,000 Chase Manhattan Bank              5.10   4/20/99               0         65,000,000       100,000,000     165,000,000
 175,000,000 Chase Manhattan Bank              4.87   4/21/99               0         30,000,000       145,000,000     175,000,000
 150,000,000 Chase Manhattan Bank              5.06   5/12/99               0         30,000,000       120,000,000     150,000,000
  65,000,000 CIBC                              5.01   2/17/99               0                  0        65,000,000      65,000,000
  92,200,000 CIBC                              5.07   4/13/99               0                  0        92,200,000      92,200,000
 175,000,000 CIBC                              4.86   4/20/99               0                  0       175,000,000     175,000,000
  75,000,000 CIBC                              5.08    5/4/99               0                  0        75,000,000      75,000,000
  25,000,000 CIBC YCD                          5.01   2/17/99               0         25,000,000                 0      25,000,000
 100,000,000 CIBC YCD                          5.07   4/13/99               0        100,000,000                 0     100,000,000
 198,000,000 Deutsche Bank, New York Branch,   5.73   4/15/99     129,981,577                  0                 0     129,981,577
  50,000,000 FCC National Bank                 5.63    1/8/99               0         50,000,000                 0      50,000,000
  30,000,000 FCC National Bank                 4.82   4/22/99               0         30,000,000                 0      30,000,000
  40,000,000 Generale Bank, New York Branch,   6.02  12/16/98      25,000,073                  0                 0      25,000,073
  75,000,000 Harris Trust & Savings            5.05    5/5/99               0                  0        75,000,000      75,000,000
  40,000,000 Huntington National Bank          5.74    5/5/99               0         39,992,679                 0      39,992,679
  88,000,000 Natexis Banque, New York Branch,  5.71    8/3/99      49,980,713                  0                 0      49,980,713
   9,100,000 Northern Trust                    4.78    4/5/99               0          9,100,000                 0       9,100,000
  75,000,000 Old Kent Bank                     4.83   4/28/99               0                  0        75,000,000      75,000,000
  50,000,000 Old Kent Bank                     5.06   6/14/99               0                  0        50,000,000      50,000,000
  25,000,000 Old Kent Bank                     5.04   8/13/99               0                  0        25,000,000      25,000,000
  50,000,000 Old Kent Bank                     5.00   8/18/99               0         50,000,000                 0      50,000,000
  50,000,000 Old Kent Bank                     4.90   10/6/99               0                  0        50,000,000      50,000,000
  65,500,000 Rabobank Nederland                5.71    5/5/99               0                  0        65,475,350      65,475,350
  70,000,000 Rabobank Nederland                5.74   5/19/99               0                  0        69,978,277      69,978,277
 192,000,000 Societe Generale                  5.60   1/13/99               0         49,998,305       141,995,186     191,993,491
  50,000,000 Societe Generale,
             New York Branch,                  5.70   3/23/99      24,995,957                  0                 0      24,995,957
  25,000,000 Svenska Handelsbanken,
             New York Branch                   5.65   8/10/99      25,126,014                  0                 0      25,126,014
 135,000,000 Swiss Bank                        5.64   3/12/99               0         34,993,966        99,982,760     134,976,726
  25,000,000 Swiss Bank                        5.75    5/7/99               0         24,994,851                 0      24,994,851
                                                              $   348,209,899    $   663,084,365    $1,633,618,255   2,644,912,519
             COMMERCIAL PAPER
$ 34,000,000 Ace Overseas Corporation          5.51*% 1/19/99 $    33,745,010    $             0    $            0 $    33,745,010
  70,000,000 American Express                  2.44*  12/2/98               0                  0        69,990,511      69,990,511
  25,000,000 Apreco, Incorporated              5.37*   2/8/99       9,897,074                  0                 0       9,897,074
 100,000,000 Asset Securitization Corporation  4.82* 12/11/98               0                  0        99,853,056      99,853,056
 113,500,000 Asset Securitization Corporation  5.27*  2/12/99               0                  0       112,283,029     112,283,029
  50,000,000 Asset Securitization Corporation  5.37*  2/19/99               0         49,403,333                 0      49,403,333
  79,000,000 Asset Securitization Corporation  5.37*  2/19/99               0                  0        78,057,267      78,057,267
 110,000,000 Associates Corporation            5.35*  12/1/98               0        110,000,000                 0     110,000,000
  80,000,000 Associates First Capital          5.35*  12/1/98               0                  0        80,000,000      80,000,000
  50,000,000 Associates First Capital          4.74* 12/22/98               0                  0        49,855,625      49,855,625
 100,000,000 Atlantis One Funding Corporation  5.48*  2/11/99      93,963,300                  0                 0      93,963,300
  85,000,000 Atlantis One Funding Corporation  5.35*  3/26/99      19,658,194                  0                 0      19,658,194
 118,535,000 Atlantis One Funding Corporation  5.41*  2/10/99               0                  0       117,265,589     117,265,589
  43,421,000 Atlantis One Funding Corporation  5.20*  3/15/99               0                  0        42,772,483      42,772,483
  85,000,000 Banco Rio de La Plata S.A.,
             Bayerische Vereinsbank, AG, LOC   5.47*  12/7/98      44,959,100                  0                 0      44,959,100
  71,077,000 Barton Capital Corporation        5.58*  1/14/99      30,865,054                  0                 0      30,865,054
   5,659,000 Barton Capital Corporation        5.48*  3/19/99       5,565,966                  0                 0       5,565,966
   5,848,000 Barton Capital Corporation        5.06*   6/8/99       5,692,649                  0                 0       5,692,649
   5,411,000 Barton Capital Corporation        5.04*  8/12/99       5,218,585                  0                 0       5,218,585
 155,763,000 Bavaria Universal Funding
             Corporation                       5.25*  1/21/99     154,584,325                  0                 0     154,584,325
  15,500,000 Beta Finance Incorporated         5.36*   1/6/99               0         15,415,060                 0      15,415,060
  26,000,000 CC (USA), Incorporated            5.52*  1/29/99      14,864,300                  0                 0      14,864,300
  50,000,000 CC (USA), Incorporated            4.81*   4/9/99      29,482,925                  0                 0      29,482,925
  39,500,000 CC Incorporated                   5.37*   1/8/99               0                  0        39,271,514      39,271,514
  43,500,000 CC USA Incorporated               5.36*   1/6/99               0                  0        43,261,620      43,261,620
  15,643,000 Chinatex Capital, Incorporated,
             Bank of America N.T. & S.A., LOC  5.45*  12/2/98      10,641,388                  0                 0      10,641,388
  31,300,000 City of Austin, TX, Landesbank
             Hessen - Thueringen Grozentrale,
             A. G., LOC                        5.38* 12/16/98       9,977,582                  0                 0       9,977,582
  50,000,000 Commercial Credit Company         4.71* 12/11/98               0                  0        49,928,194      49,928,194
  19,000,000 Commercial Credit Corporation     4.42* 12/10/98               0         18,976,725                 0      18,976,725
  50,000,000 Corporate Asset Funding
             Incorporated                      4.43*  12/7/98               0         49,957,000                 0      49,957,000
 100,000,000 Corporate Asset Funding
             Incorporated                      5.27*   2/1/99               0                  0        99,085,500      99,085,500
  75,000,000 Corporate Asset Funding
             Incorporated                      5.35*   2/5/99               0                  0        74,260,250      74,260,250
 100,000,000 Corporate Receivables
             Corporation                       4.68* 12/15/98               0                  0        99,805,556      99,805,556
 100,000,000 Corporate Receivables
             Corporation                       5.40*  1/25/99               0                  0        99,167,361      99,167,361
  75,000,000 Corporate Receivables Corporation 5.27*   2/4/99               0         74,282,292                 0      74,282,292
  99,000,000 Corporate Receivables Corporation 5.27*   2/4/99               0                  0        98,052,625      98,052,625
  54,182,000 CPI Funding Corporation           5.55* 12/28/98      43,998,091                  0                 0      43,998,091
  70,000,000 CPI Funding Corporation           5.08*  3/25/99      34,436,967                  0                 0      34,436,967
  50,000,000 CXC Incorporated                  5.37*  2/10/99               0                  0        49,468,486      49,468,486
  40,000,000 CXC Incorporated                  5.24*  2/18/99               0                  0        39,539,167      39,539,167
  71,000,000 Daimler Benz America Corporation  4.26*  12/8/98               0                  0        70,932,905      70,932,905
 200,000,000 Ford Motor Credit Corporation     3.27*  12/3/98               0                  0       199,945,556     199,945,556
  25,000,000 Ford Motor Credit Corporation     4.73* 12/11/98               0         24,963,889                 0      24,963,889
 170,000,000 Ford Motor Credit Corporation     5.44*   2/2/99               0                  0       168,372,675     168,372,675
 100,000,000 General Electric Capital
             Corporation                       5.36*   1/5/99               0                  0        99,467,222      99,467,222
 145,000,000 General Electric Capital
             Corporation                       5.36*   1/7/99               0         19,887,561       124,297,257     144,184,818
  55,000,000 General Electric Capital
             Corporation                       5.46*  2/11/99               0                  0        54,397,200      54,397,200
  75,000,000 General Electric Capital
             Corporation                       4.94*   3/8/99               0                  0        74,005,750      74,005,750
 110,000,000 General Electric Capital
             Corporation                       5.09*  3/30/99               0        108,163,764                 0     108,163,764
  35,000,000 General Electric Capital
             Corporation                       4.72*  4/20/99               0         14,727,583        19,636,778      34,364,361
  65,000,000 General Electric Financial
             Assurance Holdings Incorporated   4.74* 12/22/98               0                  0        64,812,313      64,812,313

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - PRIME INVESTMENT MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE
PRIME MONEY MARKET PORTFOLIO, STAGECOACH PRIME MONEY MARKET FUND AND STAGECOACH MONEY MARKET FUND(a)

                                                                   NORWEST
                                                                  ADVANTAGE
                                                                 PRIME MONEY        STAGECOACH       STAGECOACH
(UNAUDITED)   NOVEMBER 30, 1998                                    MARKET           PRIME MONEY     MONEY MARKET     PRO FORMA
                                             INTEREST MATURITY    PORTFOLIO         MARKET FUND        FUND          COMBINED
  PRINCIPAL  SECURITY DESCRIPTION              RATE     DATE     VALUE(b)(c)        VALUE(b)(d)       VALUE(b)       VALUES(b)
  20,288,000 Grand Funding Corporation         5.42* 12/15/98      20,245,236                  0                 0      20,245,236
  24,391,000 Grand Funding Corporation         5.60*  1/15/99      24,220,262                  0                 0      24,220,262
 108,845,000 Grand Funding Corporation         5.50*   2/5/99      73,100,397                  0                 0      73,100,397
  40,000,000 Grand Funding Corporation         5.35*  2/26/99      39,482,833                  0                 0      39,482,833
  80,000,000 Greenwich Asset Funding
             Incorporated                      4.67*  12/7/98               0                  0        79,927,467      79,927,467
  49,976,000 Greenwich Asset Funding
             Incorporated                      4.74* 12/16/98               0                  0        49,870,842      49,870,842
  50,000,000 Greyhawk Capital Corporation      5.42* 12/11/98      29,954,833                  0                 0      29,954,833
  48,825,000 International Securitization
             Corporation                       5.40*  1/14/99      29,802,000                  0                 0      29,802,000
  57,700,000 International Securitization
             Corporation                       5.30*  2/17/99      32,621,050                  0                 0      32,621,050
  50,000,000 Johnson & Johnson                 4.79*   4/5/99               0                  0        49,175,347      49,175,347
 140,000,000 Lexington Parker Capital
             Company LLC.,                     5.53*   1/4/99      84,556,063                  0                 0      84,556,063
  80,000,000 Lexington Parker Capital
             Company LLC.,                     5.55*  1/12/99      34,773,375                  0                 0      34,773,375
   7,384,000 MOAT Funding LLC.                 5.42* 12/10/98       7,373,994                  0                 0       7,373,994
  26,033,000 MOAT Funding LLC.                 5.39*   1/8/99      25,884,887                  0                 0      25,884,887
  25,000,000 MOAT Funding LLC.                 5.70*  1/14/99      14,895,500                  0                 0      14,895,500
  85,000,000 MOAT Funding LLC.                 5.45*  1/27/99      47,585,800                  0                 0      47,585,800
  37,825,000 MOAT Funding LLC.                 5.50*  2/12/99      22,570,438                  0                 0      22,570,438
  40,000,000 MOAT Funding LLC.                 5.35*  2/18/99      39,530,389                  0                 0      39,530,389
  60,721,000 Monte Blanc Capital Corporation   5.45*  1/29/99      30,446,602                  0                 0      30,446,602
  50,000,000 Monte Rosa Capital Corporation    5.42*  2/16/99               0         49,419,292                 0      49,419,292
  50,000,000 Monte Rosa Capital Corporation    5.30*  2/19/99               0                  0        49,411,111      49,411,111
  44,458,000 Monte Rosa Capital Corporation    5.32*  2/23/99               0         43,906,128                 0      43,906,128
 225,000,000 Morgan Stanley                    5.26*  1/22/99               0         99,231,556       124,039,444     223,271,000
  20,000,000 National City Credit Corporation  4.87* 12/21/98               0                  0        19,943,333      19,943,333
  50,000,000 National City Credit Corporation  4.81* 12/22/98               0         49,853,583                 0      49,853,583
  40,000,000 Nations Bank                      5.37*   1/6/99               0                  0        39,780,400      39,780,400
  80,000,000 Old Line Funding Corporation      5.03* 12/15/98      39,921,755                  0                 0      39,921,755
  81,499,000 Park Avenue Receivables
             Corporation                       3.79*  12/4/98               0         44,981,063        36,483,640      81,464,703
  10,000,000 Park Avenue Receivables
             Corporation                       5.00* 12/18/98               0          9,975,067                 0       9,975,067
  65,927,000 Park Avenue Receivables
             Corporation                       5.41*  1/28/99               0                  0        65,348,124      65,348,124
  75,000,000 Park Avenue Receivables
             Corporation                       5.42*  1/28/99               0         74,340,250                 0      74,340,250
  73,891,000 Park Avenue Receivables
             Corporation                       5.37*   2/9/99      49,477,916                  0                 0      49,477,916
  86,014,000 Park Avenue Receivables
             Corporation                       5.32*  2/12/99               0                  0        85,084,356      85,084,356
  24,494,000 Perry Funding Corporation         5.51*  12/1/98      20,000,000                  0                 0      20,000,000
  73,714,000 Perry Funding Corporation         5.53*  2/16/99      32,609,675                  0                 0      32,609,675
  15,157,000 Perry II Funding Corporation      5.53*  2/16/99      14,977,722                  0                 0      14,977,722
  42,067,000 Pooled Accounts Receivable
             Capital Corporation,              5.40*   2/2/99      21,858,466                  0                 0      21,858,466
  50,000,000 Province of Quebec                5.36*   1/6/99               0         49,726,000                 0      49,726,000
  62,196,000 Receivables Capital Corporation   5.33*  1/29/99               0         61,648,623                 0      61,648,623
  30,116,000 Receivables Capital Corporation   5.39*   2/5/99               0         29,816,747                 0      29,816,747
  23,774,000 Repeat Offering Securitization
             Entity                            5.35*   1/7/99      23,643,276                  0                 0      23,643,276
  50,000,000 Salomon Smith Barney              4.86*  4/20/99               0         49,066,667                 0      49,066,667
 120,500,000 Sheffield Receivables Corporation 5.21*  1/29/99      93,693,101                  0                 0      93,693,101
 200,000,000 Sheffield Receivables Corporation 5.25*  2/12/99               0         98,931,361        98,931,361     197,862,722
  58,000,000 Sigma Finance Corporation         5.40*  1/28/99      29,739,000                  0                 0      29,739,000
  20,000,000 Sigma Finance Corporation         5.52*   2/4/99      19,800,667                  0                 0      19,800,667
  42,000,000 Sigma Finance Corporation         5.27*  3/15/99      22,649,838                  0                 0      22,649,838
  50,000,000 Sigma Finance Corporation         5.45*  1/26/99               0                  0        49,572,222      49,572,222
  80,000,000 Special Purpose Accounts
             Receivable Cooperative
             Corporation                       5.30*  1/20/98      79,411,111                  0                 0      79,411,111
  30,000,000 Special Purpose Accounts
             Receivable Cooperative
             Corporation                       5.54*  12/4/98      24,988,458                  0                 0      24,988,458
  44,250,000 Special Purpose Accounts
             Receivable Cooperative
             Corporation                       5.40*  1/29/99       9,911,500                  0                 0       9,911,500
  50,000,000 Special Purpose Accounts
             Receivable Cooperative
             Corporation                       5.00*   4/7/99      29,470,835                  0                 0      29,470,835
  56,697,000 Sydney Capital Corporation,
             Incorporated                      5.21*   1/8/99      33,511,685                  0                 0      33,511,685
  62,132,000 Thames Asset Global
             Securitization, Incorporated      5.32*   1/6/99      41,907,857                  0                 0      41,907,857
  48,000,000 Thames Asset Global
             Securitization, Incorporated      5.25*  1/15/99      47,682,187                  0                 0      47,682,187
  21,317,000 Thames Asset Global
             Securitization, Incorporated      5.15*  2/16/99      21,082,187                  0                 0      21,082,187
  60,000,000 Thames Asset Global
             Securitization, Incorporated      5.35*  2/22/99      34,568,285                  0                 0      34,568,285
  25,303,000 Three Rivers Funding Corporation  5.45* 12/10/98       9,986,375                  0                 0       9,986,375
  69,900,000 Trident Capital Finance,
             Incorporated                      5.51*   1/8/99      39,667,937                  0                 0      39,667,937
  42,000,000 U.S. Bancorp                      4.69* 12/18/98               0         41,901,825                 0      41,901,825
  14,866,000 Variable Funding Capital
             Corporation                       4.76* 12/21/98               0                  0        14,824,871      14,824,871
  50,000,000 Windmill Funding Corporation      4.73* 12/10/98               0                  0        49,934,375      49,934,375
  27,370,000 Windmill Funding Corporation      4.83* 12/11/98               0                  0        27,329,629      27,329,629
  85,747,000 Windmill Funding Corporation      4.70* 12/16/98               0                  0        85,568,360      85,568,360
 100,000,000 Windmill Funding Corporation      4.75* 12/18/98               0                  0        99,762,944      99,762,944
  36,468,000 Windmill Funding Corporation      5.27*   2/4/99               0                  0        36,119,022      36,119,022
  50,000,000 Windmill Funding Corporation      5.38*   2/9/99               0                  0        49,475,000      49,475,000
  40,172,000 Windmill Funding Corporation      5.43*  2/11/99               0                  0        39,734,125      39,734,125
  29,300,000 Xerox Corporation                 4.75*  4/16/99               0         28,779,762                 0      28,779,762
  62,650,000 Yamaha Motor Owner Trust          5.43*  1/22/99      39,686,266                  0                 0      39,686,266
                                                              $ 1,884,840,268    $ 1,217,355,131    $3,368,101,462 $ 6,470,296,861
             CORPORATE BONDS & NOTES
$ 15,000,000 Abbey National Treasury           5.64%  7/15/99 $             0    $   15,027,692     $            0 $    15,027,692
  50,000,000 Asset Backed Trust 1995
             Series A-3,                       5.28   4/15/99      28,000,000                  0                 0      28,000,000
  15,000,000 Asset Backed Trust 1996
             Series A-4,                       5.29   1/15/99      10,000,000                  0                 0      10,000,000
  50,000,000 Bear Stearns Cos., Incorporated   5.61  10/27/99      30,000,000                  0                 0      30,000,000
  50,000,000 Bear Stearns Cos., Incorporated   5.62   11/1/99      30,000,000                  0                 0      30,000,000
  40,000,000 Bear Stearns Cos., Incorporated   5.43  11/15/99      30,000,000                  0                 0      30,000,000
  25,000,000 Bear Stearns Cos., Incorporated   5.55  11/30/99      15,000,000                  0                 0      15,000,000
  35,000,000 Bear Stearns Cos., Incorporated   5.43  12/15/99      14,995,844                  0                 0      14,995,844
  80,000,000 Beta Finance, Incorporated        5.40  11/12/99      79,940,437                  0                 0      79,940,437
  45,000,000 BRAVO Trust Series 1997-1         5.40   4/15/99      25,000,000                  0                 0      25,000,000
  20,190,000 BT Securities Corporation         5.75   3/15/99      10,197,119                  0                 0      10,197,119
  65,000,000 CC USA MTN                        5.78   6/11/99               0         49,994,768        14,998,431      64,993,199
  70,000,000 Centari Corporation               5.75   4/23/99               0         25,000,000        45,000,000      70,000,000
  50,000,000 CIT Group Holdings Incorporated   4.82   1/27/99               0         49,993,753                 0      49,993,753
   6,000,000 Compagnie Bancaire (USA)
             Funding, Incorporated             6.15  12/28/98       6,002,059                  0                 0       6,002,059
  50,000,000 FCC National Bank                 5.63    1/8/99               0                  0        50,000,000      50,000,000
  10,000,000 FCC National Bank                 5.67    6/1/99               0          9,994,034                 0       9,994,034
  46,000,000 First National Bank of Chicago    5.75   5/10/99               0                  0        45,990,348      45,990,348
  70,000,000 First National Bank of Chicago    5.73   5/19/99               0                  0        69,975,174      69,975,174
 115,000,000 First Union National Bank         5.63    2/4/99               0                  0       115,000,000     115,000,000
  30,000,000 First Union National Bank         5.73   5/19/99               0         29,989,331                 0      29,989,331
 100,000,000 First Union National Bank         5.25   9/17/99               0        100,000,000                 0     100,000,000
  25,000,000 Huntington National Bank          5.14   12/9/98               0         24,999,921                 0      24,999,921
  48,000,000 Huntington National Bank          5.74    5/5/99               0                  0        47,991,215      47,991,215
  50,000,000 Huntington National Bank          5.20  10/26/99               0         49,986,700                 0      49,986,700
  15,000,000 IBM Credit Corporation            6.12  12/15/98               0         15,001,323                 0      15,001,323
  95,500,000 IBM Credit Corporation            5.58   8/27/99               0                  0        95,463,401      95,463,401

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - PRIME INVESTMENT MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE
PRIME MONEY MARKET PORTFOLIO, STAGECOACH PRIME MONEY MARKET FUND AND STAGECOACH MONEY MARKET FUND(a)

                                                                   NORWEST
                                                                  ADVANTAGE
                                                                 PRIME MONEY        STAGECOACH       STAGECOACH
(UNAUDITED)   NOVEMBER 30, 1998                                    MARKET           PRIME MONEY     MONEY MARKET     PRO FORMA
                                             INTEREST MATURITY    PORTFOLIO         MARKET FUND        FUND          COMBINED
  PRINCIPAL  SECURITY DESCRIPTION              RATE     DATE     VALUE(b)(c)        VALUE(b)(d)       VALUE(b)       VALUES(b)
 100,000,000 IBM Credit Corporation            4.67  10/29/99               0         39,984,537        59,976,805      99,961,342
  50,000,000 JP Morgan & Company Incorporated  4.86   9/15/99               0         50,000,000                 0      50,000,000
 100,000,000 Keybank                           5.36  10/14/99      60,002,552                  0                 0      60,002,552
  50,000,000 Liberty Lighthouse U.S. Capital
             Company, LLC.                     5.26    9/1/99      29,995,679                  0                 0      29,995,679
 100,000,000 Liberty Lighthouse U.S. Capital
             Company, LLC.                     5.26    9/9/99      59,990,952                  0                 0      59,990,952
 100,000,000 Liberty Lighthouse U.S. Capital
             Company, LLC.                     5.30   10/8/99      49,964,956                  0                 0      49,964,956
  40,000,000 Medium Term Structured Enhanced
             Return Trust (STEERS),
             Series 1997 A-28                  5.06   9/23/99      20,000,000                  0                 0      20,000,000
  47,000,000 Medium Term Structured Enhanced
             Return Trust (STEERS),
             Series 1997 A-40                  5.31   1/15/99      28,000,000                  0                 0      28,000,000
  25,000,000 Merrill Lynch & Company,
             Incorporated                      5.75    4/7/99      15,017,625                  0                 0      15,017,625
  50,000,000 Morgan Guaranty Company           5.55    2/4/99               0                  0        49,976,523      49,976,523
  60,000,000 Morgan Guaranty Trust Company     5.71    1/8/99               0         59,997,626                 0      59,997,626
  40,000,000 Morgan Stanley Group,
             Incorporated                      5.60  12/15/99      40,000,000                  0                 0      40,000,000
  40,000,000 NationsBank Corporation           5.83  12/22/98               0         39,998,619                 0      39,998,619
  20,000,000 NationsBank Corporation           5.50    2/4/99               0         20,000,000                 0      20,000,000
 147,500,000 Sigma Finance Corporation         5.14  10/28/99      87,500,000                  0                 0      87,500,000
  50,000,000 Structured Products Asset         5.47   5/24/99      30,000,000                  0                 0      30,000,000
 100,000,000 Syndicated Loan Funding           5.78  12/15/99      60,000,000                  0                 0      60,000,000
                                                              $   759,607,223    $   579,968,304    $  594,371,897 $ 1,933,947,424
             VARIABLE AND FLOATING RATE BONDS
$ 90,000,000 Abbey National                    4.80%  7/15/99 $             0    $    89,964,645    $            0 $    89,964,645
  50,000,000 Abbey National                    5.64   7/15/99               0                  0        50,092,307      50,092,307
  60,000,000 Abbey National                    4.80   7/15/99               0                  0        59,976,430      59,976,430
 150,000,000 Abbey National                    4.79   7/26/99               0                  0       149,917,663     149,917,663
  65,000,000 Abbey National                    5.26   8/17/99               0                  0        64,964,485      64,964,485
  50,000,000 Allstate Life Insurance Company   5.44   2/28/99      30,000,000                  0                 0      30,000,000
  30,000,000 American Express Centurion        5.16  12/21/98               0         30,000,000                 0      30,000,000
  30,000,000 American Express Centurion        5.16  12/15/98               0                  0        30,000,000      30,000,000
  25,000,000 American Express Centurion        4.97   4/26/99               0                  0        25,000,000      25,000,000
  50,000,000 American Express Centurion        4.86   9/10/99               0                  0        50,000,000      50,000,000
  60,000,000 Bank America                      5.60   1/12/99               0                  0        60,000,000      60,000,000
  78,000,000 CIT Group                         4.82   1/27/99               0                  0        77,990,255      77,990,255
 100,000,000 CIT Group                         4.82   2/10/99               0                  0        99,990,535      99,990,535
  97,000,000 Comerica Bank                     5.13  12/14/98               0                  0        96,999,351      96,999,351
  74,000,000 Commercial Bank                   5.16   7/13/99               0         39,985,485        33,987,662      73,973,147
  99,300,000 FCC National Bank                 5.45   3/10/99               0                  0        99,300,000      99,300,000
  50,000,000 FCC National Bank                 5.67    6/1/99               0                  0        49,970,170      49,970,170
 125,000,000 Federal Home Loan Mortgage
             Corporation                       4.95*  3/19/99               0                  0       123,155,000     123,155,000
  50,000,000 Federal Home Loan Mortgage
             Corporation                       4.81*   4/6/99               0                  0        49,165,250      49,165,250
  50,000,000 Federal National Mortgage
             Association                       4.85*  6/14/99               0                  0        48,713,542      48,713,542
  26,000,000 Federal National Mortgage
             Association                       5.02*  8/19/99               0                  0        25,986,335      25,986,335
 120,000,000 First National Bank               5.05    4/8/99               0                  0       120,000,000     120,000,000
  85,000,000 First National Bank               4.87   9/28/99               0         30,000,000        55,000,000      85,000,000
 180,000,000 First Union National Bank         5.35    9/9/99               0                  0       180,000,000     180,000,000
  75,000,000 First Union National Bank         5.25   9/17/99               0                  0        75,000,000      75,000,000
  50,000,000 Ford Motor Credit Corporation     4.95  12/23/98               0         49,999,126                 0      49,999,126
 100,000,000 Ford Motor Credit Corporation     4.96    1/7/99               0         60,000,000        40,000,000     100,000,000
 200,000,000 General American Life
             Insurance Company,                5.40   3/20/30     115,000,000                  0                 0     115,000,000
  19,000,000 Huntington National Bank          5.14   12/9/98               0                  0        18,999,940      18,999,940
 100,000,000 IBM Credit Corporation            4.79   2/22/99               0                  0        99,985,576      99,985,576
  50,000,000 JP Morgan & Company Incorporated  5.50  12/16/98               0                  0        50,000,000      50,000,000
 165,000,000 JP Morgan & Company Incorporated  4.86   9/15/99               0                  0       165,000,000     165,000,000
 100,000,000 Key Bank                          5.14  12/15/98               0         49,999,816        49,999,816      99,999,632
 200,000,000 Key Bank                          4.83   10/4/99               0         74,975,375       124,958,959     199,934,334
  80,000,000 Key Bank                          4.88  10/13/99               0                  0        79,971,675      79,971,675
 150,000,000 Key Bank                          4.88  10/14/99               0                  0       149,987,272     149,987,272
 100,000,000 Morgan Guaranty Trust Company     5.71    1/8/99               0                  0        99,996,044      99,996,044
  40,000,000 National Rural Utilities          5.23  11/23/99               0         40,000,000                 0      40,000,000
  60,000,000 Nations Bank                      5.32   6/25/99               0                  0        59,983,834      59,983,834
 160,000,000 Nationsbank Corporation           5.83  12/22/98               0                  0       159,994,477     159,994,477
 140,000,000 Nationsbank Corporation           5.83  12/29/98               0                  0       139,991,781     139,991,781
  20,000,000 Nationsbank Corporation           5.50    2/4/99               0                  0        20,000,000      20,000,000
  75,000,000 NationsBank Corporation           4.83   4/27/99               0         74,991,240                 0      74,991,240
  40,000,000 Peoples Benefit Life
             Insurance Company                 5.33  12/15/99      40,000,000                  0                 0      40,000,000
  75,000,000 Pepsico Incorporated              5.21   8/19/99               0                  0        74,936,834      74,936,834
  30,000,000 Providian Life & Health
             Insurance Company                 5.28  12/15/99      30,000,000                  0                 0      30,000,000
 150,000,000 Royal Bank of Canada              4.79    2/9/99               0                  0       149,980,438     149,980,438
 100,000,000 Sigma Finance                     5.08   8/23/99               0         25,000,000        75,000,000     100,000,000
  90,000,000 Sigma Finance                     5.13   8/26/99               0         35,000,000        65,000,000     100,000,000
   2,000,000 Student Loan Mortgage Association 5.63    6/2/99               0                  0         2,007,180       2,007,180
  50,000,000 Transamerica Life Insurance &
             Annuity Company,                  5.22   4/12/99      30,000,000                  0                 0      30,000,000
  78,000,000 Wachovia Corporation              5.14   5/14/99               0                  0        77,975,818      77,975,818
 100,000,000 Walt Disney                       4.87   2/10/99               0                  0        99,995,247      99,995,247
                                                              $   245,000,000    $   599,915,687    $3,428,973,876 $ 4,273,889,563
              MASTER NOTES
$ 13,000,000 American General Finance,
             Incorporated                                     $    10,000,000    $             0    $            0 $    10,000,000
  20,000,000 General Electric Company                              10,000,000                  0                 0      10,000,000
                                                              $    20,000,000    $             0    $            0 $    20,000,000
              MUNICIPAL BONDS & NOTES
$  8,300,000 Durham, NC, COP, Series B,
             Wachovia Bank of North
             Carolina, LOC                     4.87    7/1/03 $     4,700,000    $             0    $            0 $     4,700,000
  11,225,000 Kalamazoo Funding Company,
             Old Kent Bank & Trust Company     5.15  12/15/26       5,715,000                  0                 0       5,715,000
   7,310,000 New York City, GO                 5.76  12/21/98       7,310,000                  0                 0       7,310,000
   2,000,000 Prince William County, VA,
             Taxable Notes, Series A,
             Wachovia Bank of
             North Carolina, LOC               4.87    3/1/17       1,100,000                  0                 0       1,100,000
                                                              $    18,825,000    $             0    $            0 $    18,825,000
             SHORT TERM FEDERAL AGENCIES
$ 51,900,000 Federal Home Loan Mortgage
             Corporation                       4.95*% 3/19/99 $             0    $    51,133,957    $            0 $    51,133,957
             REPURCHASE AGREEMENTS
$102,389,000 Goldman Sachs Pooled Repurchase
             Agreement - 102% Collateralized by
             U.S. Government Securities        5.25%  12/1/98 $             0    $   64,127,000 $      38,262,000 $   102,389,000
  98,748,000 Morgan Stanley & Company Repurchase
             Agreement - 102% Collateralized by
             U.S. Government Securities        5.23   12/1/98               0        31,790,000        66,958,000      98,748,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - PRIME INVESTMENT MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR NORWEST ADVANTAGE
PRIME MONEY MARKET PORTFOLIO, STAGECOACH PRIME MONEY MARKET FUND AND STAGECOACH MONEY MARKET FUND(a)

                                                                   NORWEST
                                                                  ADVANTAGE
                                                                 PRIME MONEY        STAGECOACH       STAGECOACH
(UNAUDITED)   NOVEMBER 30, 1998                                    MARKET           PRIME MONEY     MONEY MARKET     PRO FORMA
                                             INTEREST MATURITY    PORTFOLIO         MARKET FUND        FUND          COMBINED
  PRINCIPAL  SECURITY DESCRIPTION              RATE     DATE     VALUE(b)(c)        VALUE(b)(d)       VALUE(b)       VALUES(b)
  13,637,000 JP Morgan Securities Incorporated
             Repurchase Agreement - 102%
             Collateralized by U.S. Government
             Securities                        5.15   12/1/98               0         12,843,000           794,000      13,637,000
  11,705,000 HSBC Securities Incorporated
             Repurchase Agreement - 102%
             Collateralized by
             U.S. Government Securities        5.15   12/1/98               0          3,420,000         8,285,000      11,705,000
 291,029,855 NationsBanc Montgomery Securities,
             Incorporated, to be repurchased
             at $139,629,682                   5.50   12/1/98     139,608,354                  0                 0     139,608,354
                                                              $   139,608,354    $   112,180,000    $  114,299,000 $   366,087,354
                       TIME DEPOSITS
$190,000,000 Bank of America N.T. & S.A.,
             Toronto Branch,                   5.56   12/1/98 $   190,000,000    $             0    $            0 $   190,000,000
  41,400,000 Banque Paribas, Toronto Branch,   5.63   12/1/98      41,400,000                  0                 0      41,400,000
 150,000,000 Deutsche Bank AG, Toronto Branch, 6.00   12/1/98     150,000,000                  0                 0     150,000,000
  75,000,000 Dresdner Bank AG, Toronto Branch, 5.56   12/2/98      75,000,000                  0                 0      75,000,000
                                                              $   456,400,000    $             0    $            0 $   456,400,000
                                                                                                                                 0
             INVESTMENTS IN SECURITIES PRIOR
             TO PRO FORMA ADJUSTMENTS                         $ 3,914,502,600    $3,223,637,444     $9,139,364,490 $16,277,504,534

PRO FORMA ADJUSTMENTS
             To Securities at Market Value                    $(3,033,739,515)   $(2,697,621,511)   $            0 $(5,731,468,747)
             From Other Assets and Liabilities
             from Core Portfolio                                    7,410,163                  0                 0       7,517,884
                                                              $(3,026,329,352)(c)$(2,697,621,511)(d)$            0 $(5,723,950,863)
             TOTAL INVESTMENTS IN SECURITIES                  $   888,173,248    $   526,015,933    $9,139,364,490 $10,553,553,671

         (a) Due to different investment objectives, certain of these securities will be sold by the Investment Manager as part of the reorganization.
         (b) See historical financial statements and footnotes thereto of each of the Funds regarding valuation of securities.
         (c) The Norwest Advantage Ready Cash Fund invests directly into and comprises 22.5% of the Norwest Prime Money Market Portfolio.
             The Investor Class and Exchange Class comprise 95.0% of the Fund. The investment schedule under the Norwest Advantage Prime Money Market Portfolio presents the total investment positions held by the underlying portfolio. At the bottom of the investment schedule, pro forma adjustments have been reflected which represent the portion of the underlying portfolio's net assets not owned by the Norwest Advantage Ready Cash Investment Fund and which represent the portion of the underlying portfolio's net assets not owned by the Investor Class and Exchange Class shares of the Norwest Advantage Ready Cash Investment Fund.
         (d) The Class A shares of the Stagecoach Prime Money Market Fund comprise 17.7% of the Fund. The investment schedule under the Stagecoach Prime Money Market Fund presents the total investment positions held by the Fund. At the bottom of the investment schedule, pro forma adjustments have been reflected which represent the portion of the underlying portfolio's net assets not owned by Class A shares of the Stagecoach Prime Money Market Fund.
          *  Yield to maturity.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - NATIONAL TAX-FREE MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - NOVEMBER 30, 1998

                                                   STAGECOACH             NORWEST
                                                NATIONAL TAX-FREE        ADVANTAGE
                                                  MONEY MARKET        MUNICIPAL MONEY         PRO FORMA              PRO FORMA
                                                      FUND              MARKET FUND          ADJUSTMENTS         ADJUSTMENTS (b)(c)
                                                -----------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   In securities, at market value
     (see cost below)                              $90,560,966          $1,316,241,190     $ (1,305,834,461)         $100,967,695
   Cash                                                568,855                     446              (31,506)              537,795
Receivables:
   Dividends and Interest                              681,381              11,554,729          (11,554,729)              681,381
Due from advisor                                             0                       0               17,096 (d)            17,096
Organization expenses, net of amortization              17,096                       0              (17,096)(d)                 0
TOTAL ASSETS                                        91,828,298           1,327,796,365                                102,203,967
LIABILITIES
Payables:
   Distribution to shareholders                        211,134               2,430,751           (2,430,751)              211,134
   Due to distributor                                   24,272                  36,997              (36,997)               24,272
   Due to advisor                                       25,405                 453,898             (453,898)               25,405
   Other                                               130,498                   3,841               (3,841)              130,498
TOTAL LIABILITIES                                      391,309               2,925,487                                    391,309
TOTAL NET ASSETS                                   $91,436,989          $1,324,870,878                               $101,812,658
NET ASSETS CONSIST OF:
   Paid-in capital                                 $91,447,469          $1,326,197,247     $ (1,315,821,578)         $101,823,138
   Undistributed net investment income (loss)                0                (198,272)             198,272                     0
   Undistributed net realized gain (loss)
     on investments                                    (10,480)             (1,128,097)           1,128,097               (10,480)
TOTAL NET ASSETS                                   $91,436,989          $1,324,870,878                               $101,812,658
COMPUTATION OF NET ASSET VALUE
  AND OFFERING PRICE PER SHARE
Net assets - Class A                               $59,274,251                             $     42,538,407(g)       $101,812,658
Shares outstanding - Class A                        59,278,088                                   42,546,122(g)        101,824,210
Net asset value and offering price per
   share - Class A                                 $      1.00                                                       $       1.00

Net assets - Investor Class                                             $   42,538,407     $    (42,538,407)(g)
Shares outstanding - Investor Class                                         42,546,122          (42,546,122)(g)
Net asset value and offering price per
   share - Investor Class                                               $         1.00

INVESTMENT AT COST                                 $90,560,966          $1,316,241,190     $ (1,305,834,461)         $100,967,695
---------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - NATIONAL TAX-FREE MONEY MARKET FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED NOVEMBER 30, 1998 (UNAUDITED)

                                                      STAGECOACH                         NORWEST
                                                  NATIONAL TAX-FREE                     ADVANTAGE
                                                    MONEY MARKET     MASTER-FEEDER   MUNICIPAL MONEY     PRO FORMA      PRO FORMA
                                                        FUND         ADJUSTMENTS (a)   MARKET FUND   ADJUSTMENTS (b)(c)  COMBINED
                                                 ---------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                          $4,259,147                         $38,737,459                      42,996,606
  Net expenses from master/core portfolios              (3,237)           3,237                  0                               0
TOTAL INVESTMENT INCOME                              4,255,910                          38,737,459                      42,996,606

EXPENSES
  Advisory fees                                        370,263            4,632          3,572,783    (3,686,780)(e)       260,898
  Administration fees                                   85,198                           1,112,876    (1,041,535)(e)       156,539
  Custody fees                                          20,671              270            121,698      (121,767)(e)        20,872
  Shareholder serv fees                                145,309                                   0       115,589 (e)       260,898
  Portfolio accounting fees                             83,282            1,204             98,000      (102,486)(e)        80,000
  Transfer agency fees                                  71,573                           1,135,824    (1,183,813)(e)        23,584
  Distribution fees                                     10,693                                   0       (10,693)(e)             0
  Organization costs                                     8,801               12                  0           (12)(e)         8,801
  Legal and audit fees                                  31,054              243             30,294       (45,581)(e)        16,010
  Registration fees                                     55,058                             152,139             0           207,197
  Directors' fees                                        3,802                              13,737       (11,110)(e)         6,429
  Shareholder reports                                   56,951                              33,467       (56,224)(e)        34,194
  Other                                                 20,376               29             40,547       (47,140)(e)        13,812
TOTAL EXPENSES                                         963,031                           6,311,365                       1,089,234
Less:
    Waived fees and reimbursed expenses fees          (356,557)          (3,153)        (1,418,068)    1,419,058 (f)      (358,720)
NET EXPENSES                                           606,474                           4,893,297                         730,514
NET INVESTMENT INCOME (LOSS)                         3,649,436                          33,844,162                      42,266,092

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on sale of investments       (3,692)                              6,814                           3,122
NET GAIN (LOSS) ON INVESTMENTS                          (3,692)                              6,814                           3,122
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                          $3,645,744                         $33,850,976                     $42,269,214
----------------------------------------------------------------------------------------------------------------------------------

* The Class A of the Stagecoach National Tax-Free Money Market Fund and Investor Class of the Norwest Advantage Municipal Money Market Fund are merging to form the Wells Fargo National Tax-Free Money Market Fund, historical accounting data from the Norwest Advantage Municipal Money Market Fund will be kept.
(a) Information shown prior to December 12, 1997, is for the Stagecoach National Tax-Free Money Market Fund which was a 'Feeder Fund' investing in a "Master Portfolio", the National Tax-Free Money Market Master Portfolio, and the expenses allocated to the Feeder have been presented according to the pro rata share amount of each expense at the Master Portfolio level. On December 12, 1997, the Fund merged with the Overland National Tax-Free Institutional Money Market Fund, the National Tax-Free Money Market Master Portfolio was dissolved.
(b) The Class A shares of the Stagecoach National Tax-Free Money Market Fund comprise 64.8% of the Fund's net assets. The remaining 35.2% of the Fund Institutional Class's net assets represent Institutional Class shares of the Stagecoach National Tax-Free Money Market Fund. Such Institutional Class shares will be exchanged for shares of a different fund in a separate organization. Accordingly the net assets attributable to Institutional Class shares have been removed as an adjustment for purposes of this pro forma financial statement.
(c) The Investor Class shares of the Norwest Advantage Municipal Money Market Fund comprise 3.2% of the Fund's net assets. The remaining 96.8% of the Fund's net assets represent Service Class shares of the Norwest Advantage Municipal Money Market Fund. Such Service Class shares will be exchangeable for shares of a different fund in a separate reorganization. Accordingly the net assets attributable to Service Class shares have been removed as an adjustment for purposes of this pro forma financial statement.
(d) Wells Fargo Bank will absorb the balance of unamortized organizational costs from Funds which are not accounting survivors.
(e) Reflects adjustment in expenses due to elimination of duplicate services or effect of purposed contract rate.
(f) Reflects a change in the amount Wells Fargo would have waived to keep the Fund at its purposed expense limit.
(g) Reflects new shares issued net of retired shares of the respective Funds which are not accounting survivors.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - NATIONAL TAX-FREE MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH NATIONAL TAX-FREE MONEY MARKET FUND AND NORWEST MUNICIPAL MONEY MARKET FUND(a)

                                                                               STAGECOACH
                                                                            NATIONAL TAX-FREE  NORWEST ADVANTAGE
(UNAUDITED)  NOVEMBER 30, 1998                                                MONEY MARKET      MUNICIPAL MONEY       PRO FORMA
                                                          INTEREST MATURITY      FUND             MARKET FUND         COMBINED
 PRINCIPAL  SECURITY DESCRIPTION                            RATE     DATE     VALUE(b)(c)         VALUES(b)(d)        VALUES(b)
            ALASKA
$ 4,900,000 Anchorage, AK, Higher Education RV, Alaska
            Pacific University, First National Bank, LOC   3.20%    7/1/17    $          0      $     4,900,000     $     4,900,000
  3,500,000 North Slope Boro, AK, GO Bonds, Series B, FSA
            insured                                        6.10    6/30/99               0            3,548,224           3,548,224
                                                                              $          0      $     8,448,224     $     8,448,224
            ARIZONA
$ 2,000,000 Arizona School District COP Series A           4.10%   7/30/99    $  2,006,782      $             0     $     2,006,782
  4,400,000 Chandler, AZ, IDA Bonds, Parsons Municipal
            Services, Inc., National Westminster Bank,
            USA, LOC                                       3.25   12/15/09               0            4,400,000     $     4,400,000
  2,000,000 Maricopa AZ CP                                 3.50   12/15/98       2,000,000                    0           2,000,000
  2,755,000 Salt River AZ Agricultural Improvement & Power
            District Series A                              7.00     1/1/99       2,762,705                    0           2,762,705
                                                                              $  6,769,487      $     4,400,000     $    11,169,487
            ARKANSAS
$ 1,000,000 Little Rock, AR, IDR Bonds, GTD by CPC
            International                                  4.96%   12/1/03    $          0      $     1,000,000     $     1,000,000

            CALIFORNIA
  $ 500,000 California HFFA Revenue Series C               3.00%    7/1/22    $    500,000      $             0     $       500,000
  2,000,000 California Higher Education Student Loan
            Revenue Series E-5                             3.80    12/1/25       2,000,000                    0           2,000,000
 15,000,000 California School Cash Reserve Program
            Authority, Revenue Notes, Series A             4.50     7/2/99               0           15,064,075          15,064,075
  1,250,000 California Statewide GO                        3.00    8/15/27       1,250,000                    0           1,250,000
                                                                              $  3,750,000      $    15,064,075     $    18,814,075
            COLORADO
$ 1,200,000 Colorado HFFA Revenue Series C MBIA Insured    3.15%   10/1/14    $  1,200,000      $             0     $     1,200,000
  5,700,000 Denver, CO, City & County Apartment RV,
            Sub-Series B, Westdeutsche Landesbank, LOC     3.10    12/1/20               0            5,700,000           5,700,000
  2,500,000 Lowry, CO, Economic Redevelopment Authority
            RV, Series B, Canadian Imperial Bank, LOC      3.15    12/1/20               0            2,500,000           2,500,000
  1,700,000 Moffat County, CO, PCR Bonds, AMBAC insured    3.20     7/1/10               0            1,700,000           1,700,000
  1,930,000 Parkview Metropolitan District, CO, Arapahoe
            County, GO Bonds, Central Bank, LOC            3.25    12/1/12               0            1,930,000           1,930,000
                                                                              $  1,200,000      $    11,830,000     $    13,030,000
            CONNECTICUT
$ 3,000,000 Connecticut State Development Authority,
            Industrial Development RV, GTD by General
            Accident Insurance                             3.75%   12/1/13    $          0      $     3,000,000     $     3,000,000
  2,870,000 Connecticut State HFA                          3.05    5/15/18       2,870,000                    0           2,870,000
                                                                              $  2,870,000      $     3,000,000     $     5,870,000
            DISTRICT OF COLUMBIA
 17,700,000 District of Columbia RV, George Washington
            University, First National Bank of Chicago,
            LOC                                            3.20%    3/1/06    $          0      $    17,700,000     $    17,700,000

            FLORIDA
$   500,000 Dade County FL MFHR                            3.10%    7/1/06    $    500,000      $             0     $       500,000
  2,000,000 Dade County, FL, IDA RV, GTD by ADP, Inc.      3.53   11/15/17               0            2,000,000           2,000,000
  8,120,000 Florida HFA, MFHR Bonds, Country Club Project,
            Bankers Trust, LOC                             3.20    12/1/07               0            8,120,000           8,120,000
  7,140,000 Florida HFA, MFHR Bonds, First Union National
            Bank, LOC, mandatory put 11/1/99 @ 100         3.00    11/1/07               0            7,140,000           7,140,000
  1,710,000 Florida HFA, MFHR Bonds, South Trust Alabama,
            LOC                                            3.25     6/1/07               0            1,710,000           1,710,000
  1,600,000 Hillsborough County, FL, IDA, Port Facilities
            RV, Seaboard System Railroad, Inc. Project,
            National Bank Detroit, LOC                     3.25   10/15/99               0            1,600,000           1,600,000
  1,000,000 Indian River FL CP                             3.60     1/7/99       1,000,000                    0           1,000,000
 18,900,000 Laurel Club Certificate Trust, COP, Series A,
            Swiss Bank, LOC                                3.30     6/1/25               0           18,900,000          18,900,000
  3,500,000 Palm Beach FL CP                               3.40    12/3/98       3,500,000                    0           3,500,000
                                                                              $  5,000,000      $    39,470,000     $    44,470,000
            GEORGIA
$ 2,695,000 Fulton County, GA, IDR Bonds, GTD by ADP       3.25%    9/1/12    $          0      $     2,695,000     $     2,695,000
    700,000 Georgia Municipal Gas Authority Revenue        3.05    11/1/06         700,000                    0             700,000
  3,995,000 Georgia Municipal Gas CP                       3.35    12/1/98       3,995,000                    0           3,995,000
  1,000,000 Georgia State Municipal Electric Authority     3.55     1/7/99       1,000,000                    0           1,000,000
  6,000,000 Marietta, GA, MFHR Bonds, Falls at Bells Ferry,
            Guardian Savings & Loan, LOC, optional put
            1/15/99 @ 100                                  3.95    1/15/09               0            6,000,717           6,000,717
                                                                              $  5,695,000      $     8,695,717     $    14,390,717
            HAWAII
$ 4,950,000 Hawaii State Department of Budget & Finance,
            Special Purpose Mortgage RV, Kuakini Medical
            Center Project, Bank of Hawaii, LOC            3.20%    7/1/04    $          0      $     4,950,000     $     4,950,000

            ILLINOIS
$ 1,000,000 Bedford Park, IL, IDR Bonds, CPC
            International, Inc. Project,  GTD by Firemen's
            Insurance Co.                                  4.96%   11/1/08    $          0      $     1,000,000     $     1,000,000
  4,000,000 Chicago, IL, GO Bonds, Equipment Notes, Harris
            Trust & Savings, LOC, mandatory tender
            12/3/98 @100                                   3.60     1/1/06               0            4,000,000           4,000,000
  1,000,000 Chicago, IL, GO Bonds, Greater Chicago
            Metropolitan Water Reclamation District        4.15    12/1/99               0            1,010,698           1,010,698
  6,135,000 Chicago, IL, GO Bonds, Morgan Guaranty, LOC,
            mandatory tender 2/4/99 @100                   3.55    1/31/00               0            6,135,000           6,135,000
 15,000,000 Chicago, IL, GO Bonds, Series PT 1054          3.30     1/1/28               0           15,000,000          15,000,000
 15,000,000 Chicago, IL, Sales Tax RV, Floating Rate
            Receipts, Series SSP-9                         3.35     1/1/27               0           15,000,000          15,000,000
  3,885,000 Cook County, IL, Municipal Trust Receipts,
            Series SG-7, MBIA insured                      3.30   11/15/23               0            3,885,000           3,885,000
    890,000 Illinois Development Finance Authority,
            Development RV, North Wacker Drive             3.75    12/1/15               0              890,000             890,000
  6,000,000 Illinois Development Finance Authority, MFHR
            Bonds, Garden Glen Apartments, GTD by
            Continental Casualty Co.                       3.30    12/1/13               0            6,000,000           6,000,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - NATIONAL TAX-FREE MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH NATIONAL TAX-FREE MONEY MARKET FUND AND NORWEST MUNICIPAL MONEY MARKET FUND(a)

                                                                               STAGECOACH
                                                                            NATIONAL TAX-FREE  NORWEST ADVANTAGE
(UNAUDITED)  NOVEMBER 30, 1998                                                MONEY MARKET      MUNICIPAL MONEY       PRO FORMA
                                                          INTEREST MATURITY      FUND             MARKET FUND         COMBINED
 PRINCIPAL  SECURITY DESCRIPTION                            RATE     DATE     VALUE(b)(c)         VALUES(b)(d)        VALUES(b)
 15,000,000 Illinois Development Finance Authority,
            Pollution Control RV, Illinois Power Co.
            Project, Series C, ABN AMRO Bank N.V., LOC,
            mandatory put 8/26/99 @ 100                    3.00    11/1/28               0           15,000,000          15,000,000
 15,000,000 Illinois EFA RV, Cultural Pool, American
            National Bank & Trust, LOC                     3.15     3/1/28               0           15,000,000          15,000,000
  2,170,000 Illinois EFA RV, Cultural Pool, First National
            Bank of Chicago, LOC                           3.15    12/1/25               0            2,170,000           2,170,000
  6,400,000 Illinois EFA RV, John F. Kennedy Healthcare
            Foundation, LaSalle National Bank, LOC,
            mandatory put 5/11/99 @ 100                    3.60    12/1/25               0            6,400,000           6,400,000
  8,200,000 Illinois Health Facilities Authority RV        3.30     4/1/07               0            8,200,000           8,200,000
 10,000,000 Illinois Health Facilities Authority RV,
            Evanston Hospital Corp., mandatory put
            7/15/99 @ 100                                  3.70    8/15/30               0           10,000,000          10,000,000
  3,495,000 Illinois Health Facilities Authority RV,
            Health Care, Series PA 195, AMBAC insured      3.35     8/1/17               0            3,495,000           3,495,000
  6,930,000 Illinois Housing Development Authority RV,
            Homeowner Mortgage, Subseries D-1, mandatory
            put 6/29/99 @ 100                              3.80     8/1/17               0            6,930,000           6,930,000
  3,170,000 Illinois Housing Development Authority RV,
            Homeowner Mortgage, Subseries E-1              3.70   12/17/98               0            3,170,000           3,170,000
  6,800,000 Lombard, IL, IDR Bonds, 2500 Highland Avenue,
            Mid-America Federal Savings & Loan, LOC        3.60    12/1/06               0            6,800,000           6,800,000
  9,870,000 Lombard, IL, MFHR Bonds, Clover Creek
            Apartments, Continental Casualty Surety Bond,
            LOC, mandatory put 12/15/98 @ 100              4.00   12/15/06               0            9,870,000           9,870,000
  5,200,000 Mount Morris, IL, Housing RV, Brethren Home
            Project, La Salle National Bank, Chicago, LOC  3.15     6/1/27               0            5,200,000           5,200,000
 11,500,000 Oak Forest, IL, Other RV, Homewood Pool, First
            National Bank of Chicago, LOC                  3.15     7/1/24               0           11,500,000          11,500,000
 19,970,000 Regional Transportation Authority, IL,
            Transportation RV                              3.30     6/1/24               0           19,970,000          19,970,000
  2,000,000 South Barrington, IL, GO Bonds, Cook County,
            Harris Trust, LOC                              3.15    12/1/15               0            2,000,000           2,000,000
  4,100,000 Springfield, IL, Transportation RV, GTD by
            Allied Signal                                  3.25   10/15/16               0            4,100,000           4,100,000
  1,500,000 Will & Kendall Counties, IL, GO Bonds,
            Community Consolidated SD #202, Series A,
            FSA insured,                                   6.38   12/30/98               0            1,503,137           1,503,137
  8,700,000 Will County, IL, GO Bonds, Forest Preservation
            District, AMBAC insured, P/R 12/1/98 @ 102     7.63    12/1/08               0            8,874,000           8,874,000
                                                                              $          0      $   193,102,835     $   193,102,835
            INDIANA
$ 1,000,000 Gary, IN, Environmental Improvement, PCR
            Bonds, U.S. Steel Group Project, Bank of
            Nova Scotia, LOC                               3.25%   7/15/02    $          0      $     1,000,000     $     1,000,000
  2,000,000 Indiana Bond Bank, Construction Loan RV        4.13     8/1/99               0            2,014,614           2,014,614
 12,000,000 Indiana Health Facility  Financing Authority
            RV, St. Anthony Medical Center                 3.15    12/1/17               0           12,000,000          12,000,000
  2,500,000 Indiana HFFA Revenue                           3.10     1/1/22       2,500,000                    0           2,500,000
 18,200,000 Indiana Hospital Equipment Financing Authority
            RV, Series A, MBIA insured                     3.20    12/1/15               0           18,200,000          18,200,000
  4,865,000 Indiana State Development Financial Authority,
            Educational Facilities RV, Lutheran Project,
            First of America, LOC                          3.30    10/1/17               0            4,865,000           4,865,000
  8,000,000 Indiana State Educational Facilities Authority,
            Educational Facilities RV, Indiana Wesleyan
            University, NBD, LOC                           3.15     6/1/28               0            8,000,000           8,000,000
  3,600,000 Indianapolis, IN, EDA RV, Visiting Nurse
            Service Foundation, First of America, LOC      3.30     3/1/13               0            3,600,000           3,600,000
                                                                              $  2,500,000      $    49,679,614     $    52,179,614
            IOWA
$ 4,600,000 Des Moines, IA, IDR Bonds, Grand Office Park,
            GTD by Principal Mutual Life                   3.20%    4/1/15    $          0      $     4,600,000     $     4,600,000
 10,600,000 Iowa Finance Authority RV, Obligation Group,
            FSA insured                                    3.25     6/1/27               0           10,600,000          10,600,000
  1,000,000 Iowa Finance Authority, SFM RV, Series A, FGIC
            insured, mandatory put 2/24/99 @ 100           3.65     1/1/24               0            1,000,000           1,000,000
  4,635,000 Iowa State School Cash Anticipitory Program,
            Warrants Certificates, Iowa School Corp.,
            Series A, FSA insured                          4.50    6/25/99               0            4,656,947           4,656,947
  4,000,000 Urbandale, IA, IDR Bonds, Aurora Business Park
            Association Project, GTD by Principal Mutual
            Life Insurance                                 3.20    10/1/15               0            4,000,000           4,000,000
  6,000,000 Urbandale, IA, IDR Bonds, Interstate Acres
            L.P. Project, GTD by Principal Mutual
            Life Insurance                                 3.35    12/1/14               0            6,000,000           6,000,000
  4,605,000 Urbandale, IA, IDR Bonds, Meredith Drive
            Association Project, GTD by Principal Mutual
            Life Insurance                                 3.20    11/1/15               0            4,605,000           4,605,000
                                                                              $          0      $    35,461,947     $    35,461,947
            KANSAS
$ 2,660,000 Lawrence, KS, GO Notes, Series 1998-II         3.45%   10/1/99    $          0            2,660,000           2,660,000
  1,200,000 Prairie Village, KS, MFHR Bonds,
            J.C. Nichols Co. Project, GTD by Principal
            Mutual Life Insurance                          3.20    12/1/15               0            1,200,000           1,200,000
                                                                              $          0      $     3,860,000     $     3,860,000
            KENTUCKY
$10,000,000 Jefferson County, KY, Anticipatory Revenue
            Notes, Board of Education, Series N            3.66%   6/30/99    $          0      $    10,001,109     $    10,001,109
  9,100,000 Jefferson County, KY, MFHR Bonds,
            Canter Chase, First of America, LOC            3.30    12/1/26               0            9,100,000           9,100,000
  6,800,000 Kentucky Asset/Liability Community General
            Fund, Revenue Notes                            3.50    11/1/99               0            6,833,316           6,833,316
  3,300,000 Kentucky Higher Education Student Loan
            Corporation                                    3.20     6/1/26       3,300,000                    0           3,300,000
  7,300,000 Kentucky Infrastructure Authority, Revenue
            Notes, Series A, PNC Bank N.A., LOC            3.35    6/30/00               0            7,300,000           7,300,000
  7,745,000 Kentucky State Turnpike Authority RV, Resource
            Recovery Road, Series 17, FSA insured          3.45     7/1/03               0            7,745,000           7,745,000
  3,000,000 Mayfield, KY, Multi-City Lease RV,
            PNC Bank, LOC                                  3.25     7/1/26               0            3,000,000           3,000,000
  2,000,000 University of Kentucky, University RV,
            Consolidated Educational Buildings, MBIA
            insured                                        4.50     5/1/99               0            2,006,008           2,006,008
                                                                              $  3,300,000      $    45,985,433     $    49,285,433
            LOUISIANA
$ 1,000,000 De Soto Parish LA PCR                          3.10%    7/1/18    $  1,000,000      $             0     $     1,000,000
  1,535,000 Louisiana Public Facilities Authority, Advance
            Funding Revenue Notes, Series B, American
            International Group insured                    3.35   10/25/99               0            1,535,000           1,535,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - NATIONAL TAX-FREE MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH NATIONAL TAX-FREE MONEY MARKET FUND AND NORWEST MUNICIPAL MONEY MARKET FUND(a)

                                                                               STAGECOACH
                                                                            NATIONAL TAX-FREE  NORWEST ADVANTAGE
(UNAUDITED)  NOVEMBER 30, 1998                                                MONEY MARKET      MUNICIPAL MONEY       PRO FORMA
                                                          INTEREST MATURITY      FUND             MARKET FUND         COMBINED
 PRINCIPAL  SECURITY DESCRIPTION                            RATE     DATE     VALUE(b)(c)         VALUES(b)(d)        VALUES(b)
  2,060,000 Louisiana Public Facilities Authority, Advance
            Funding Notes, School Board, Series D          4.40   12/10/98               0            2,060,279           2,060,279
  1,980,000 Louisiana Public Facilities Authority, Advance
            Funding Revenue Notes, Series D, American
            International Group insured                    3.35   10/25/99               0            1,980,000           1,980,000
  9,300,000 West Baton Rouge Parish, LA, Industrial
            District #3 RV, Dow Chemical Co., Series B     3.40    12/1/16               0            9,300,000           9,300,000
                                                                              $  1,000,000      $    14,875,279     $    15,875,279
            MARYLAND
$ 2,000,000 Community Development Revenue                  3.10%   6/15/26    $  2,000,000      $             0     $     2,000,000
  1,500,000 Howard County MD MFHR                          3.10    6/15/26       1,500,000                    0           1,500,000
  7,000,000 Howard County, MD, MFHR Bonds, Sherwood
            Crossing Ltd. Project, Guardian
            Savings & Loan, LOC, mandatory
            put 6/1/99 @ 100                               3.85     6/1/15               0            7,000,000           7,000,000
  2,500,000 Maryland State HFFA Revenue                    3.15    12/1/15       2,500,000                    0           2,500,000
  2,500,000 Maryland State Industrial Authority, Economic
            Development RV, Johnson Controls, Inc., LOC    3.50    12/1/03               0            2,500,000           2,500,000
                                                                              $  6,000,000      $     9,500,000     $    15,500,000
            MASSACHUSETTS
 15,500,000 Massachusetts State HFA, Housing RV,
            Series A10                                     3.45%    6/1/14    $          0      $    15,500,000     $    15,500,000

            MICHIGAN
$ 5,000,000 Detroit, MI, School Aid GO Notes, City School
            District                                       4.50%    7/1/99    $          0      $     5,023,797     $     5,023,797
  1,700,000 Grand Rapids MI GO                             3.05     1/1/20       1,700,000                    0           1,700,000
 11,335,000 Grand Rapids MI, Water Supply RV,
            3.45% V/R, 1/1/15                              3.45     1/1/15               0           11,335,000          11,335,000
  3,500,000 Michigan State Hospital Finance Authority RV,
            Hospital Equipment Loan Program, Series A,
            First of America, LOC                          3.25    12/1/23               0            3,500,000           3,500,000
  2,200,000 Michigan State Hospital Finance Authority RV,
            Hospital Equipment Loan Program, Series A,
            First of America, LOC                          3.25    12/1/23               0            2,200,000           2,200,000
                                                                              $  1,700,000      $    22,058,797     $    23,758,797
            MINNESOTA
$ 5,715,000 Cohasset, MN, RV, Minnesota Power & Light Co.,
            Series B, ABN AMRO Bank N.V., LOC              3.25%    6/1/13    $          0      $     5,715,000     $     5,715,000
  5,000,000 Crystal, MN, MFHR Bonds, Crystal Apartments
            L.P. Project                                   3.35     5/1/27               0            5,000,000           5,000,000
  1,000,000 Hennepin County, MN, GO Notes                  4.13    12/1/99               0            1,011,081           1,011,081
  4,900,000 Mankato, MN, MFHR Bonds, Highland Hills
            Project, First Bank, LOC                       3.35     5/1/27               0            4,900,000           4,900,000
  2,465,000 Minnesota SD, Tax & Aid COP, Anticipatory
            Borrowing Program, Series A                    3.67    8/20/99               0            2,465,000           2,465,000
  5,000,000 Minnesota SD, Tax & Aid COP, Anticipatory
            Borrowing Program, Series B                    3.90     3/4/99               0            5,004,307           5,004,307
  5,000,000 Minnesota SD, Tax & Aid COP, Anticipatory
            Borrowing Program, Series B                    3.63    8/27/99               0            5,000,000           5,000,000
  4,000,000 Minnesota State HFA, SFM RV, Series F          3.65     1/1/17               0            4,000,000           4,000,000
  5,000,000 Minnesota State HFA, SFM RV, Series G,
            P/R 12/1/98 @ 100                              4.15     1/1/18               0            5,000,000           5,000,000
  1,705,000 St. Paul, MN, Housing & Redevelopment
            Authority, Commercial Development RV, Park
            Development Association Project, First Star
            Milwaukee, LOC                                 3.45    12/1/15               0            1,705,000           1,705,000
 15,300,000 St. Paul, MN, Housing & Redevelopment
            Authority, Heating  RV, St. Paul Energy
            District, remarketed 1/3/94                    3.30    12/1/12               0           15,300,000          15,300,000
  1,000,000 St. Paul, MN, Port Authority IDR Bonds, Texas
            Project, Series A, U.S. Bank N.A., LOC         3.30     6/1/10               0            1,000,000           1,000,000
  3,500,000 St. Paul, MN, Sewer RV, Series A, AMBAC
            insured, crossover refunding 12/1/98 @ 101     8.00    12/1/08               0            3,535,000           3,535,000
  2,700,000 Stillwater, MN, GO Bonds, ISD #834, FGIC
            insured, crossover refunding 2/1/99 @ 100      6.75     2/1/09               0            2,713,201           2,713,201
                                                                              $          0      $    62,348,589     $    62,348,589
            MISSISSIPPI
$ 1,430,000 Shaw, MS, Urban Renewal RV, Phase I
            Redevelopment Project, Sunlife of America,
            LOC, mandatory put 12/28/98 @ 100              4.40%  12/28/18    $          0      $     1,430,668     $     1,430,668

            MISSOURI
$ 6,700,000 Independence, MO, IDA RV, Groves & Graceland
            Project, Series A, Credit Local de France, LOC 3.25%   11/1/27    $          0      $     6,700,000     $     6,700,000
  1,300,000 Kansas City, MO, IDA RV, Ewing Marion
            Kauffman, Series A                             3.30     4/1/27               0            1,300,000           1,300,000
 13,975,000 Kansas City, MO, IDA, MFHR Bonds, Coach
            House II Project, GTD by Principal Mutual
            Life Insurance                                 3.20    12/1/15               0           13,975,000          13,975,000
  2,200,000 Kansas City, MO, IDA, MFHR Bonds,
            JC Nichols Co. Project, GTD by Principal
            Mutual Life Insurance                          3.20     5/1/15               0            2,200,000           2,200,000
  1,250,000 Missouri State Health & Educational Facilities
            Authority Revenue Christian Health Services
            Series A                                       3.05    11/1/19       1,250,000                    0           1,250,000
  5,000,000 Missouri State HEHFA Anticipation Notes,
            Series E                                       4.25     4/7/99               0            5,008,890           5,008,890
    900,000 Missouri State HEHFA Anticipation Notes,
            Series H                                       4.25     4/7/99               0              901,600             901,600
  8,190,000 Missouri State HEHFA RV, St. Francis Medical
            Center, Series A, Credit Local de France, LOC  3.25     6/1/26               0            8,190,000           8,190,000
                                                                              $  1,250,000      $    38,275,490     $    39,525,490
            MONTANA
$ 7,200,000 Montana State Board of Investments, Municipal
            Finance Construction RV, Intercap Program      3.60%    3/1/09    $          0            7,208,438           7,208,438
 10,000,000 Montana State Board of Investments, Municipal
            Finance Construction RV, Intercap Program      3.60     3/1/18               0           10,000,000          10,000,000
                                                                              $          0      $    17,208,438     $    17,208,438
            NEBRASKA
$ 1,980,000 Nebraska Investment Financial Authority RV,
            Catholic Health Initiatives, Series A          4.25%   12/1/98    $          0      $     1,980,000     $     1,980,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - NATIONAL TAX-FREE MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH NATIONAL TAX-FREE MONEY MARKET FUND AND NORWEST MUNICIPAL MONEY MARKET FUND(a)

                                                                               STAGECOACH
                                                                            NATIONAL TAX-FREE  NORWEST ADVANTAGE
(UNAUDITED)  NOVEMBER 30, 1998                                                MONEY MARKET      MUNICIPAL MONEY       PRO FORMA
                                                          INTEREST MATURITY      FUND             MARKET FUND         COMBINED
 PRINCIPAL  SECURITY DESCRIPTION                            RATE     DATE     VALUE(b)(c)         VALUES(b)(d)        VALUES(b)
  1,900,000 Norfolk, NE, IDR Bonds, Supervalu Inc.
            Project, Wachovia Bank of Georgia, LOC         3.30    11/1/14               0            1,900,000           1,900,000
                                                                              $          0      $     3,880,000     $     3,880,000
            NEVADA
$ 6,500,000 Clark County, NV, GO Bonds, FGIC insured       6.90%    9/1/99    $          0      $     6,679,391     $     6,679,391
  3,775,000 Henderson, NV, Health Care Facilities RV,
            PT 134, AMBAC insured                          3.35     7/1/20               0            3,775,000           3,775,000
  5,000,000 Nevada State Trust Receipts, GO Bonds,
            Series 36 D                                    3.45    11/1/25               0            5,000,000           5,000,000
                                                                              $          0      $    15,454,391     $    15,454,391
            NEW JERSEY
$ 9,800,000 Hudson County, NJ, COP, Correctional
            Facilities, BIG insured, P/R 12/1/98 @ 102     7.60%   12/1/21    $          0      $     9,996,000     $     9,996,000
  2,400,000 New Jersey State Educational Facilities
            Authority RV, Series SG 48, MBIA insured       3.25     7/1/26               0            2,400,000           2,400,000
                                                                              $          0      $    12,396,000     $    12,396,000
            NEW MEXICO
$ 2,500,000 Bloomfield, NM, GO Bonds, Series A, La Salle
            National Bank, LOC                             3.35%  11/15/10    $          0      $     2,500,000     $     2,500,000
  2,760,000 Espanola, NM, Health Care RV, Series A,
            La Salle National Bank, LOC                    3.35   11/15/10               0            2,760,000           2,760,000
  7,995,000 Farmington, NM, PCR RV                         3.35    12/1/16               0            7,995,000           7,995,000
  1,000,000 New Mexico State Severance Tax RV, Series B    5.00     7/1/99               0            1,007,475           1,007,475
  1,735,000 Silver City, NM, GO Bonds, Series A, La Salle
            National Bank, LOC                             3.35   11/15/10               0            1,735,000           1,735,000
                                                                              $          0      $    15,997,475     $    15,997,475
            NEW YORK
$ 9,700,000 Allegany-Limestone, NY, GO Bonds, Century SD   4.00%   1/29/99    $          0      $     9,704,672     $     9,704,672
 16,235,000 Long Island, NY,  Power Authority RV, New York
            Electrical System                              3.35    12/1/11               0           16,235,000          16,235,000
 11,340,000 Long Island, NY,  Power Authority RV, New York
            Electrical System                              3.35    12/1/12               0           11,340,000          11,340,000
  8,600,000 Long Island, NY,  Power Authority RV, New York
            Electrical System                              3.35    12/1/13               0            8,600,000           8,600,000
  3,500,000 New York NY GO                                 2.95    2/15/26       3,500,000                    0           3,500,000
  1,500,000 New York NY GO                                 2.90    2/15/26       1,500,000                    0           1,500,000
  1,000,000 New York NY GO                                 2.90   11/15/19       1,000,000                    0           1,000,000
  6,995,000 New York State Dormitory Authority RV,
            Floater Trusts                                 3.30    5/15/15               0            6,995,000           6,995,000
  8,425,000 New York State Dormitory Authority RV,
            Floater Trusts                                 3.30    2/15/28               0            8,425,000           8,425,000
 11,335,000 New York State Dormitory Authority RV,
            Floater Trusts                                 3.30     8/1/32               0           11,335,000          11,335,000
 12,050,000 New York State Dormitory Authority RV,
            Floater Trusts, AMBAC insured                  3.40     7/1/25               0           12,050,000          12,050,000
  5,200,000 New York State Dormitory Authority, Municipal
            Securities Receipts RV, Series CMC1B           3.20    2/15/08               0            5,200,000           5,200,000
  3,900,000 New York State Dormitory Authority, Municipal
            Securities Receipts RV, Series CMC2A           3.20     2/1/06               0            3,900,000           3,900,000
  3,900,000 New York State Dormitory Authority, Municipal
            Securities Receipts RV, Series CMC2B           3.20     2/1/07               0            3,900,000           3,900,000
  3,000,000 New York State Government Assistance           2.95     4/1/23       3,000,000                    0           3,000,000
  2,500,000 New York State Local Government
            Assistance Corp.,RV, Series SG 99,
            AMBAC insured                                  3.30     4/1/11               0            2,500,000           2,500,000
  3,130,000 New York State Medical Care Facilities Finance
            Agency, Health Care RV                         3.30    2/15/27               0            3,130,000           3,130,000
  6,620,000 New York State Medical Care Facilities Finance
            Agency, Health Care RV, FHA insured, mandatory
            put 12/3/98 @ 100                              3.90    2/15/05               0            6,620,000           6,620,000
  6,545,000 New York State Medical Care Facilities Finance
            Agency, Health Care RV, FHA insured, mandatory
            put 12/3/98 @ 100                              3.90    2/15/05               0            6,545,000           6,545,000
  8,960,000 New York State Medical Care Facilities Finance
            Agency, Health Care RV, mandatory put
            12/3/98 @100                                   3.90     2/1/13               0            8,960,000           8,960,000
  9,995,000 New York State, Development RV, Urban
            Development Corp., Series PT 147, Hypo
            Bayersche Bank, LOC                            3.30     7/1/16               0            9,995,000           9,995,000
 60,000,000 New York, NY, Series A78                       2.90    4/13/99               0           60,000,000          60,000,000
  3,895,000 New York, NY, Series PA 278                    3.40     8/1/12               0            3,895,000           3,895,000
 11,985,000 New York, NY, Series PT 1038                   3.35     8/1/16               0           11,985,000          11,985,000
  1,000,000 Suffolk County NY IDA                          2.70     2/1/07       1,000,000                    0           1,000,000
  3,325,000 Triborough Bridge & Tunnel Authority, NY,
            Transportation RV, PA 200                      3.30     1/1/12               0            3,325,000           3,325,000
                                                                              $ 10,000,000      $   214,639,672     $   224,639,672
            NORTH CAROLINA
  $ 600,000 North Carolina CP                              3.60%    1/4/99    $    600,000      $             0     $       600,000
  2,000,000 North Carolina CP                              3.35    12/1/98       2,000,000                    0           2,000,000
    250,000 North Carolina CP                              3.15     6/1/22         250,000                    0             250,000
  3,000,000 Person County, NC, Industrial Facilities &
            Pollution Control Financing Authority,
            PCR Bonds, GTD by Carolina Power & Light Co.   3.25    11/1/19               0            3,000,000           3,000,000
  2,000,000 Wake County GO                                 3.25     9/1/15       2,000,000                    0           2,000,000
                                                                              $  4,850,000      $     3,000,000     $     7,850,000
            NORTH DAKOTA
$ 1,500,000 Bismarck, ND, IDR Bonds, Supervalu Inc.
            Project, Wachovia Bank & Trust, LOC            3.30%    4/1/09    $          0      $     1,500,000     $     1,500,000

            OHIO
$ 6,700,000 Cincinnati, OH, GO Notes                       4.38%   12/1/99               0            6,791,940           6,791,940
  1,650,000 Erie County, OH, GO Bonds                      4.25     6/1/99               0            1,653,957           1,653,957
  1,000,000 Franklin County, OH, Convention Facilities
            Authority Tax & Lease RV                       6.70    12/1/99               0            1,036,649           1,036,649
  5,200,000 Hamilton County, OH, IDR Bonds, Community
            Urban Redevelopment Project, National
            Westminster, LOC                               3.15   10/15/12               0            5,200,000           5,200,000
  1,000,000 Ohio State Air Quality Control CP              3.55     1/7/99       1,000,000                    0           1,000,000
 10,000,000 Ohio State Water Development Authority,
            PCR Bonds, First National Bank of Chicago,
            LOC, mandatory put 1/29/99 @ 100               3.20    10/1/28               0           10,000,000          10,000,000
  4,400,000 Wooster, OH, IDR Bonds, Allen Group Inc.,
            NBD, LOC                                       3.40    12/1/10               0            4,400,000           4,400,000
  1,000,000 Worthington, OH, GO Bonds, City SD,
            FGIC insured                                   3.65    12/1/98               0            1,000,000           1,000,000
                                                                              $  1,000,000      $    30,082,546     $    31,082,546

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - NATIONAL TAX-FREE MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH NATIONAL TAX-FREE MONEY MARKET FUND AND NORWEST MUNICIPAL MONEY MARKET FUND(a)

                                                                               STAGECOACH
                                                                            NATIONAL TAX-FREE  NORWEST ADVANTAGE
(UNAUDITED)  NOVEMBER 30, 1998                                                MONEY MARKET      MUNICIPAL MONEY       PRO FORMA
                                                          INTEREST MATURITY      FUND             MARKET FUND         COMBINED
 PRINCIPAL  SECURITY DESCRIPTION                            RATE     DATE     VALUE(b)(c)         VALUES(b)(d)        VALUES(b)
            OKLAHOMA
$ 2,615,000 Oklahoma County, OK, Finance Authority,
            IDR Bonds, Perrine Office Project, FGIC
            insured                                        3.20%   12/1/14    $          0      $     2,615,000     $     2,615,000
  2,625,000 Oklahoma County, OK, IDR Bonds, Carbon Office,
            FGIC insured                                   3.20    12/1/14               0            2,625,000           2,625,000
                                                                              $          0      $     5,240,000     $     5,240,000
            OREGON
$ 9,350,000 Klamath Falls, OR, Electric RV, Salt Caves
            Hydroelectric, mandatory put 5/3/99 @ 100      3.80%    5/1/23    $          0      $     9,355,565     $     9,355,565
  1,225,000 Multnomah County OR COP                        6.50   12/15/98       1,225,502                    0           1,225,502
  1,000,000 Multnomah County OR School District #1J        6.60   12/15/98       1,000,397                    0           1,000,397
  7,100,000 Oregon State HEHFA RV, Quatama Crossing
            Housing Project, U.S. Bank N.A., LOC           3.10     1/1/31               0            7,100,000           7,100,000
                                                                              $  2,225,899      $    16,455,565     $    18,681,464
            PENNSYLVANIA
$11,600,000 Allegheny County, PA, IDR Bonds, Longwood at
            Oakmont Inc., Dresdner Bank AG, LOC            3.25%    7/1/27    $          0      $    11,600,000     $    11,600,000
  9,000,000 Allegheny County, PA, PCR Bonds                3.30    1/22/99               0            9,000,000           9,000,000
  1,000,000 Berks County, PA, IDR Bonds, GTD by CNA
            Insurance                                      3.25     7/1/16               0            1,000,000           1,000,000
  1,100,000 Butler County, PA, IDA, PCR Bonds,
            Pennzoil Co. Project, Mellon Bank, LOC         3.45    12/1/12               0            1,100,000           1,100,000
  5,245,000 Chartiers Valley, PA, Industrial & Commercial
            Development Authority, IDR Bonds, GTD by
            ADP, Inc.                                      4.30   11/15/17               0            5,245,000           5,245,000
 28,400,000 Harrisburg, PA, Authority RV, Adjusted PA Pool
            Financing Fund                                 3.30     7/1/21               0           28,400,000          28,400,000
  2,590,000 Pennsylvania Intergovernmental Cooperative
            Authority, Special Tax RV, MBIA insured        3.25    6/15/23               0            2,590,000           2,590,000
  5,500,000 Quakertown, PA, Health Care RV, Hospital Group
            Pooled Financing, PNC Bank, LOC                3.25     7/1/05               0            5,500,000           5,500,000
  4,100,000 Quakertown, PA, Health Care RV, Hospital Group
            Pooled Financing, Series A, PNC Bank, LOC      3.25     7/1/26               0            4,100,000           4,100,000
                                                                              $          0      $    68,535,000     $    68,535,000
            PUERTO RICO
$ 2,000,000 Puerto Rico Highway                            2.75%    7/1/28    $  2,000,000      $             0     $     2,000,000

            SOUTH CAROLINA
$20,700,000 Piedmont, SC, Municipal Power Agency
            Electric RV, Series B, MBIA insured            3.10%    1/1/19    $          0      $    20,700,000     $    20,700,000
  1,500,000 South Carolina Educational Revenue             3.10    10/1/26       1,500,000                    0           1,500,000
  4,485,000 South Carolina Housing Finance & Development
            Authority, Mortgage RV, Series A, mandatory
            put 7/1/99 @ 100                               3.65     7/1/32               0            4,485,000           4,485,000
    400,000 South Carolina Jobs                            3.15    11/1/25         400,000                    0             400,000
  2,000,000 South Carolina State GO Bonds                  6.40     2/1/99               0            2,011,188           2,011,188
  2,865,000 South Carolina State Public Service Authority
            Revenue                                        4.00     1/1/99       2,865,918                    0           2,865,918
  8,355,000 South Carolina State Public Service Authority
            RV, Series SG-2, MBIA insured                  3.30     7/1/21               0            8,355,000           8,355,000
  5,855,000 South Carolina State Public Service Authority,
            Utilities RV, FGIC insured                     3.30     1/1/23               0            5,855,000           5,855,000
  1,000,000 York County, SC, PCR Bonds, CFC insured        3.55    8/15/14               0            1,000,000           1,000,000
                                                                              $  4,765,918      $    42,406,188     $    47,172,106
            TENNESSEE
$ 1,200,000 Memphis TN GO                                  3.30%    8/1/07    $  1,200,000      $             0     $     1,200,000
  2,235,000 Memphis, TN, Capital Outlay GO Notes           5.50     7/1/99               0            2,258,572           2,258,572
  1,600,000 Metro Nashville TN GO                          3.20     9/1/06       1,600,000                    0           1,600,000
  1,095,000 Shelby County, TN, GO Bonds, ETM, USG COLL     6.00     3/1/99               0            1,101,059           1,101,059
                                                                              $  2,800,000      $     3,359,631     $     6,159,631
            TEXAS
$ 1,100,000 Bexar County, TX, MFHR Bonds, Creightons Mill
            Development Project, Series A, GTD by
            New England Mutual Life Insurance Co.          3.25%    8/1/06    $          0      $     1,100,000     $     1,100,000
  4,950,000 Bexar County, TX, MFHR Bonds, Park Hill
            Development Project, Series B, GTD by
            New England Mutual Life Insurance Co.          3.25     6/1/05               0            4,950,000           4,950,000
    500,000 Brazos River TX Authority                      3.45     3/1/26         500,000                    0             500,000
  2,500,000 Brazos River TX Higher Education AMT           3.15     6/1/23       2,500,000                    0           2,500,000
  1,000,000 Gulf Coast TX CP                               3.50    12/9/98       1,000,000                    0           1,000,000
  3,500,000 Gulf Coast TX CP                               3.50    12/9/98       3,500,000                    0           3,500,000
 15,000,000 Harris County, TX, Health Care Facilities RV,
            mandatory put 12/1/98 @ 100                    3.60    12/1/25               0           15,000,000          15,000,000
  5,290,000 Harris County, TX, Housing Finance Corp.,
            MFHR Bonds, Arbor II Ltd. Project, Guardian
            Savings & Loan, LOC, 3.05% V/R, 10/1/05,
            optional PUT 1/15/99 @ 100                     3.05    10/1/05               0            5,290,000           5,290,000
  3,770,000 Houston, TX, Water & Sewer Systems RV,
            Municipal Trust Receipts, Series SG 120,
            FGIC insured                                   3.30    12/1/23               0            3,770,000           3,770,000
  3,300,000 Sabine River TX AMT                            3.35     3/1/26       3,300,000                    0           3,300,000
  1,000,000 Sabine River, TX, IDA RV, CFC insured          3.55    8/15/14               0            1,000,000           1,000,000
  8,155,000 Tarrant County, TX, Housing Finance Corp.,
            MFHR Bonds, Bear Creek Apartments Inc.,
            KBC Bank N.V., LOC                             3.20    11/1/07               0            8,155,000           8,155,000
    920,000 Tarrant County, TX, MFHR Bonds, SF Apartments
            Project, Suntrust Bank, LOC                    3.20    11/1/17               0              920,000             920,000
 10,000,000 Texas Municipal Gas Corp., Gas Reserve RV,
            FSA insured                                    3.15    1/15/23               0           10,000,000          10,000,000
  2,420,000 Texas Municipal Power Agency, Power RV,
            FGIC insured, USG COLL, P/R 9/1/99 @ 102       7.00     9/1/02               0            2,534,110           2,534,110
  3,000,000 Texas State Department of Housing and
            Community Affairs, SFM RV,
            Series PT 136, MBIA insured                    3.35     3/1/17               0            3,000,000           3,000,000
 10,000,000 Texas State GO Notes, Series A55, GTD by
            National Westminster Bank                      3.70    8/31/99               0           10,000,000          10,000,000
                                                                              $ 10,800,000      $    65,719,110     $    76,519,110
            UTAH
$ 4,240,000 Davis County, UT, MFHR Bonds, Fox Creek
            Apartments, Series A                           3.25%   7/15/27    $          0      $     4,240,000     $     4,240,000
  3,140,000 Jordan, UT, SD GO Bonds, GTD by School Board   5.00    6/15/99               0            3,174,063           3,174,063

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - NATIONAL TAX-FREE MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH NATIONAL TAX-FREE MONEY MARKET FUND AND NORWEST MUNICIPAL MONEY MARKET FUND(a)

                                                                               STAGECOACH
                                                                            NATIONAL TAX-FREE  NORWEST ADVANTAGE
(UNAUDITED)  NOVEMBER 30, 1998                                                MONEY MARKET      MUNICIPAL MONEY       PRO FORMA
                                                          INTEREST MATURITY      FUND             MARKET FUND         COMBINED
 PRINCIPAL  SECURITY DESCRIPTION                            RATE     DATE     VALUE(b)(c)         VALUES(b)(d)        VALUES(b)
  2,500,000 Utah State CP                                  3.35    12/9/98       2,500,000                    0           2,500,000
                                                                              $  2,500,000      $     7,414,063     $     9,914,063
            VIRGINIA
$12,500,000 Harrisonburg, VA, MFHR Bonds, Rolling Brook
            Village Apartments, Series A, Guardian
            Savings & Loan, LOC, mandatory
            put 2/1/99 @ 100                               3.70%    2/1/26    $          0      $    12,500,000     $    12,500,000
  3,500,000 Virginia College                               3.45     1/1/31       3,500,000                    0           3,500,000
  2,000,000 Virginia State Public School Authority,
            School Finance RV                              4.25     8/1/99               0            2,016,249           2,016,249
                                                                              $  3,500,000      $    14,516,249     $    18,016,249
            WASHINGTON
$ 5,800,000 Port Seattle, WA, IDR Bonds, Sysco Food
            Services Project                               3.25%   11/1/25    $          0      $     5,800,000     $     5,800,000
  2,500,000 Seattle, WA, IDR Bonds, Longview Fibre Co.     3.30     1/1/03               0            2,500,000           2,500,000
    815,000 Washington State GO                            5.75     7/1/99         824,662                    0             824,662
  3,380,000 Washington State Health Care Facilities
            Authority RV, Catholic Health Initiatives,
            Series B, MBIA insured                         4.25    12/1/98               0            3,380,000           3,380,000
  2,205,000 Washington State Health Care Facilities
            Authority RV, Children's Hospital & Regional
            Medical Center, FSA insured                    4.00    10/1/99               0            2,222,936           2,222,936
  3,315,000 Washington State HFA, Community Nonprofit
            Housing RV, Crista Ministries, U.S.
            Bank N.A., LOC                                 3.20     7/1/11               0            3,315,000           3,315,000
  7,900,000 Washington State Public Power Supply System,
            Power RV, Nuclear Project #1, Series CMC2      3.30     7/1/07               0            7,900,000           7,900,000
  9,900,000 Washington State Public Power Supply System,
            Power RV, Nuclear Project #2, AMBAC insured    3.30     7/1/07               0            9,900,000           9,900,000
  4,635,000 Washington State Public Power Supply System,
            Power RV, Nuclear Project #3, BIG insured,
            COLL, P/R 7/1/99 @ 100                         6.00     7/1/18               0            4,710,794           4,710,794
  1,000,000 Washington State Public Power Supply System,
            Power RV, Nuclear Project #3, Series 13,
            MBIA insured                                   3.30     7/1/15               0            1,000,000           1,000,000
                                                                              $    824,662      $    40,728,730     $    41,553,392
            WISCONSIN
$ 1,000,000 Beloit & Rock Counties, WI, IDR Bonds, GTD by
            CPC International                              5.12%    4/1/19    $          0      $     1,000,000     $     1,000,000
  1,405,000 Johnson Controls, Inc., Other RV, Grantor
            Trust, Wachovia Corp., LOC                     4.40    10/1/01               0            1,405,000           1,405,000
  2,500,000 Kenosha, WI, TRAN                              4.00    6/30/99               0            2,504,885           2,504,885
  6,535,000 Kenosha, WI, TRAN, SD #1                       3.38    9/28/99               0            6,535,000           6,535,000
  1,060,000 Milwaukee, WI, IDR Bonds, Longview Fibre Co.
            Project                                        3.30     1/1/03               0            1,060,000           1,060,000
 12,000,000 Oshkosh, WI, Area SD TRAN                      4.00    8/24/99               0           12,038,373          12,038,373
 10,000,000 Racine, WI, United SD TRAN                     4.00     7/7/99               0           10,024,904          10,024,904
 10,000,000 Wausau, WI, IDR Bonds, Joint Venture
            Partnership, U.S. Bank N.A., LOC               3.10    10/1/02               0           10,000,000          10,000,000
  7,100,000 Wisconsin State HEHFA RV, Alverno College
            Project, Allied Irish Bank, LOC                3.30    11/1/17               0            7,100,000           7,100,000
  3,475,000 Wisconsin State HEHFA RV, Series PA 183,
            MBIA Insured                                   3.30    8/15/98               0            3,475,000           3,475,000
                                                                              $          0      $    55,143,162     $    55,143,162
            WYOMING
$ 1,000,000 Green River, WY, PCR Bonds, Allied Corp.
            Project, GTD by Allied Signal Corp.            3.30%   12/1/12    $          0      $     1,000,000     $     1,000,000
  4,260,000 Uinta County WY PCR                            3.25    8/15/20       4,260,000                    0           4,260,000
                                                                              $  4,260,000      $     1,000,000     $     5,260,000
            SHORT-TERM INSTRUMENTS
 29,613,524 Federated Tax-Free Obligations Fund                               $          0      $    29,613,524     $    29,613,524
 17,000,000 Fidelity Tax Exempt Money Market Fund                                        0           17,000,000          17,000,000
    514,778 Provident Municipal Fund                                                     0              514,778             514,778
                                                                              $          0      $    47,128,302     $    47,128,302
            COMMERCIAL PAPER
 13,600,000 City of Austin TX CP                                              $          0      $    13,600,000     $    13,600,000
 14,200,000 Hospital Board FL CP                                                         0           14,200,000          14,200,000
                                                                              $          0      $    27,800,000     $    27,800,000

            INVESTMENTS IN SECURITIES PRIOR TO PRO FORMA
            ADJUSTMENTS                                                       $ 90,560,966      $ 1,316,241,190     $ 1,406,802,156

PRO FORMA ADJUSTMENTS

            To Securities at Market Value                                     $(31,557,473)(c)  $(1,274,276,988)(d) $(1,305,834,461)

            TOTAL INVESTMENTS IN SECURITIES                                   $ 59,003,493      $    41,964,202     $    100,967,695

        (a) Due to different investment objectives, certain of these securities will be sold as part of the reorganization.
        (b) See historical financial statements and footnotes thereto of each of the Funds regarding valuation of securities.
        (c) The Class A shares of the Stagecoach National Tax-Free Money Market Fund comprise 64.8% of the Fund. The investment schedule under the Stagecoach National Tax-Free Money Market Fund presents the total investment positions held by the Fund. At the bottom of the investment schedule, pro forma adjustments have been reflected which represent the portion of the underlying portfolio's net assets not owned by Class A shares of the Stagecoach National Tax-Free Money Market Fund.
        (d) The Class A shares of the Norwest Advantage Municipal Money
            Market Fund comprise 3.2% of the Fund. The investment schedule under the Norwest Advantage Municipal Money Market Fund presents the total investment positions held by the Fund. At the bottom of the investment schedule, pro forma adjustments have been reflected which represent the portion of the underlying portfolio's net assets not owned by Investor Class shares of the Norwest Advantage Municipal Money Market Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - NOVEMBER 30, 1998

                                                         STAGECOACH           NORWEST
                                                     NATIONAL TAX-FREE       ADVANTAGE
                                                        MONEY MARKET      MUNICIPAL MONEY         PRO FORMA          PRO FORMA
                                                            FUND             MARKET FUND      ADJUSTMENTS (b)(c)      COMBINED
                                                     -----------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   In securities, at market value (see cost below)       $90,560,966        $1,316,241,190     $(100,967,695)       $1,305,834,461
   Cash                                                      568,855                   446          (554,891)               14,410
Receivables:
   Dividends and Interest                                    681,381            11,554,729          (681,381)           11,554,729
Due from advisor                                                   0                     0            17,096 (d)            17,096
Organization expenses, net of amortization                    17,096                     0           (17,096)(d)                 0
TOTAL ASSETS                                              91,828,298         1,327,796,365                           1,317,420,696
LIABILITIES
Payables:
   Distribution to shareholders                              211,134             2,430,751          (211,134)            2,430,751
   Due to distributor                                         24,272                36,997           (24,272)               36,997
   Due to advisor                                             25,405               453,898           (25,405)              453,898
   Other                                                     130,498                 3,841          (130,498)                3,841
TOTAL LIABILITIES                                            391,309             2,925,487                               2,925,487
TOTAL NET ASSETS                                         $91,436,989        $1,324,870,878                          $1,314,495,209
NET ASSETS CONSIST OF:
   Paid-in capital                                       $91,447,469        $1,326,197,247      (101,823,138)       $1,315,821,578
   Undistributed net investment income (loss)                      0              (198,272)                               (198,272)
   Undistributed net realized gain (loss)
     on investments                                          (10,480)           (1,128,097)           10,480            (1,128,097)
TOTAL NET ASSETS                                         $91,436,989        $1,324,870,878                          $1,314,495,209
COMPUTATION OF NET ASSET VALUE
  AND OFFERING PRICE PER SHARE
Net Assets - Institutional Class                         $32,162,738                                                $   32,162,738
Shares outstanding - Institutional Class                  32,169,381                                                    32,169,381
Net asset value and offering price per
  share - Institutional Class                            $      1.00                                                $         1.00
Net Assets - Service Class                                                  $1,282,332,471                          $1,282,332,471
Shares outstanding - Service Class                                           1,282,327,994                           1,282,327,994
Net asset value and offering price per
  share - Service Class                                                     $         1.00                          $         1.00

INVESTMENT AT COST                                       $90,560,966        $1,316,241,190     $(100,967,695)       $1,305,834,461
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND STATEMENT OF OPERATIONS - FOR THE YEAR ENDED NOVEMBER 30, 1998 (UNAUDITED)

                                                     STAGECOACH
                                                  NATIONAL TAX-FREE                 NORWEST ADVANTAGE
                                                     MONEY MARKET   MASTER-FEEDER   MUNICIPAL MONEY     PRO FORMA       PRO FORMA
                                                        FUND         ADJUSTMENTS      MARKET FUND    ADJUSTMENTS (b)(c)  COMBINED
                                                  ---------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                          $4,259,147                        $38,737,459                       $42,996,606
  Net expenses from master/core portfolios              (3,237)         3,237                   0                                 0
TOTAL INVESTMENT INCOME                              4,255,910                         38,737,459                        42,996,606

EXPENSES
  Advisory fees                                        370,263          4,632           3,572,783      (2,856,912)(e)     1,090,766
  Administration fees                                   85,198                          1,112,876         438,074 (e)     1,636,148
  Custody fees                                          20,671            270             121,698          75,514 (e)       218,153
  Shareholder serv fees                                145,309                                          2,407,421 (e)     2,552,730
  Portfolio accounting fees                             83,282          1,204              98,000        (102,486)(e)        80,000
  Transfer agency fees                                  71,573                          1,135,824      (1,129,363)(e)        78,034
  Distribution fees                                     10,693                                            (10,693)(e)             0
  Organization costs                                     8,801             12                                 (12)(e)         8,801
  Legal and audit fees                                  31,054            243              30,294         (31,225)(e)        30,366
  Registration fees                                     55,058                            152,139               0           207,197
  Directors' fees                                        3,802                             13,737         (11,110)(e)         6,429
  Shareholder reports                                   56,951                             33,467         (43,236)(e)        47,182
  Other                                                 20,376             29              40,547         (16,833)(e)        44,119
TOTAL EXPENSES                                         963,031                          6,311,365                         5,999,925

Less:
    Waived fees and reimbursed expenses fees          (356,557)        (3,153)         (1,418,068)        581,788 (f)    (1,195,990)
NET EXPENSES                                           606,474                          4,893,297                         4,803,935
NET INVESTMENT INCOME (LOSS)                         3,649,436                         33,844,162                        38,192,671

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on sale of investments       (3,692)                             6,814                             3,122
NET GAIN (LOSS) ON INVESTMENTS                          (3,692)                             6,814                             3,122
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                          $3,645,744                        $33,850,976                       $38,195,793
-----------------------------------------------------------------------------------------------------------------------------------

 * The Institutional Class of the Stagecoach National Tax-Free Money Market Fund and Service Class of the Norwest Advantage Municipal Money Market
     Fund are merging to form the Wells Fargo National Tax-Free Institutional Money Market Fund, historical accounting data from the Norwest Advantage Municipal Money Market Fund will be kept.
(a) Information shown prior to December 12, 1997, is for the Stagecoach National Tax-Free Money Market Fund which was a 'Feeder Fund' investing in a "Master Portfolio", the National Tax-Free Money Market Master Portfolio, and the expenses allocated to the Feeder have been presented according to the pro rata share amount of each expense at the Master Portfolio level. On December 12, 1997, the Fund merged with the Overland National Tax-Free Institutional Money Market Fund, the National Tax-Free Money Market Master Portfolio was dissolved.
(b) The Institutional Class shares of the Stagecoach National Tax-Free Money Market Fund comprise 35.2% of the Fund's net assets. The remaining 64.8% of the Fund's net assets represent Investor Class shares of the Stagecoach National Tax-Free Money Market Fund. Such Investor Class shares will be exchanged for shares of a different fund in a separate reorganization. Accordingly the net assets attributable to Investor Class shares have been removed as an adjustment for purposes of this pro forma financial statement.
(c) The Service Class shares of the Norwest Advantage Municipal Money Market Fund comprise 96.8% of the Fund's net assets. The remaining 3.2% of the Fund's net assets represent Class A shares of the Norwest Advantage Municipal Money Market Fund. Such Class A shares will be exchanged for shares of a different fund in a separate reorganization. Accordingly the net assets attributable to Class A shares have been removed as an adjustment for purposes of this pro forma financial statement.
(d) Wells Fargo Bank will absorb the balance of unamortized organizational costs from Funds which are not accounting survivors.
(e) Reflects adjustment in expenses due to elimination of duplicate services or effect of purposed contract rate.
(f) Reflects a change in the amount Wells Fargo would have waived to keep the Fund at its purposed expense limit.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO FUNDS - NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH NATIONAL
TAX-FREE MONEY MARKET FUND AND NORWEST MUNICIPAL MONEY MARKET FUND(a)

                                                                          STAGECOACH
                                                                       NATIONAL TAX-FREE   NORWEST ADVANTAGE
(UNAUDITED)    NOVEMBER 30, 1998                                         MONEY MARKET       MUNICIPAL MONEY      PRO FORMA
                                                    INTEREST  MATURITY       FUND             MARKET FUND         COMBINED
 PRINCIPAL     SECURITY DESCRIPTION                   RATE      DATE      VALUE(b)(c)         VALUES(b)(d)       VALUES(b)
               ALASKA
$ 4,900,000    Anchorage, AK, Higher Education
               RV, Alaska Pacific University,
               First National Bank, LOC               3.20%   7/1/17    $          0       $   4,900,000      $    4,900,000
  3,500,000    North Slope Boro, AK, GO Bonds,
               Series B, FSA insured                  6.10    6/30/99              0           3,548,224           3,548,224
                                                                        $          0       $   8,448,224      $    8,448,224
               ARIZONA
$ 2,000,000    Arizona School District COP Series A   4.10%   7/30/99   $  2,006,782      $            0      $    2,006,782
  4,400,000    Chandler, AZ, IDA Bonds, Parsons
               Municipal Services, Inc.,
               National Westminster Bank, USA,
               LOC                                    3.25   12/15/09              0           4,400,000      $    4,400,000
  2,000,000    Maricopa AZ CP                         3.50   12/15/98      2,000,000                   0           2,000,000
  2,755,000    Salt River AZ Agricultural Improvement
               & Power District Series A              7.00     1/1/99      2,762,705                   0           2,762,705
                                                                        $  6,769,487      $    4,400,000      $   11,169,487
               ARKANSAS
$ 1,000,000    Little Rock, AR, IDR Bonds, GTD by
               CPC International                      4.96%   12/1/03   $          0      $    1,000,000      $    1,000,000

               CALIFORNIA
$   500,000    California HFFA Revenue Series C       3.00%    7/1/22   $    500,000      $            0      $      500,000
  2,000,000    California Higher Education
               Student Loan Revenue Series E-5        3.80    12/1/25      2,000,000                   0           2,000,000
 15,000,000    California School Cash Reserve
               Program Authority, Revenue
               Notes, Series A                        4.50     7/2/99              0          15,064,075           15,064,075
  1,250,000    California Statewide GO                3.00    8/15/27      1,250,000                   0            1,250,000
                                                                        $  3,750,000      $   15,064,075       $   18,814,075
               COLORADO
$ 1,200,000    Colorado HFFA Revenue Series C
               MBIA Insured                           3.15%   10/1/14   $  1,200,000      $            0      $    1,200,000
  5,700,000    Denver, CO, City & County Apartment
               RV, Sub-Series B, Westdeutsche
               Landesbank, LOC                        3.10    12/1/20              0           5,700,000           5,700,000
  2,500,000    Lowry, CO, Economic Redevelopment
               Authority RV, Series B, Canadian
               Imperial Bank, LOC                     3.15    12/1/20              0           2,500,000           2,500,000
  1,700,000    Moffat County, CO, PCR Bonds, AMBAC
               insured                                3.20     7/1/10              0           1,700,000           1,700,000
  1,930,000    Parkview Metropolitan District, CO,
               Arapahoe County, GO Bonds,
               Central Bank, LOC                      3.25    12/1/12              0           1,930,000           1,930,000
                                                                        $  1,200,000      $   11,830,000      $   13,030,000
               CONNECTICUT
$ 3,000,000    Connecticut State Development
               Authority, Industrial
               Development RV, GTD by General
               Accident Insurance                     3.75%   12/1/13   $          0      $    3,000,000      $    3,000,000
  2,870,000    Connecticut State HFA                  3.05    5/15/18      2,870,000                   0           2,870,000
                                                                        $  2,870,000      $    3,000,000      $    5,870,000
               DISTRICT OF COLUMBIA
 17,700,000    District of Columbia RV, George
               Washington University, First
               National Bank of Chicago, LOC          3.20%    3/1/06   $          0      $   17,700,000      $   17,700,000

               FLORIDA
  $ 500,000    Dade County FL MFHR                    3.10%    7/1/06   $    500,000                   0      $      500,000
  2,000,000    Dade County, FL, IDA RV, GTD by
               ADP, Inc.                              3.53   11/15/17              0           2,000,000           2,000,000
  8,120,000    Florida HFA, MFHR Bonds, Country
               Club Project, Bankers Trust, LOC       3.20    12/1/07              0           8,120,000           8,120,000
  7,140,000    Florida HFA, MFHR Bonds, First
               Union National Bank, LOC,
               mandatory put 11/1/99 @ 100            3.00    11/1/07              0           7,140,000           7,140,000
  1,710,000    Florida HFA, MFHR Bonds, South
               Trust Alabama, LOC                     3.25     6/1/07              0           1,710,000           1,710,000
  1,600,000    Hillsborough County, FL, IDA, Port
               Facilities RV, Seaboard System
               Railroad, Inc. Project, National
               Bank Detroit, LOC                      3.25   10/15/99              0           1,600,000           1,600,000
  1,000,000    Indian River FL CP                     3.60     1/7/99      1,000,000                   0           1,000,000
 18,900,000    Laurel Club Certificate Trust,
               COP, Series A, Swiss Bank, LOC         3.30     6/1/25              0          18,900,000          18,900,000
  3,500,000    Palm Beach FL CP                       3.40    12/3/98      3,500,000                   0           3,500,000
                                                                        $  5,000,000      $   39,470,000      $   44,470,000
               GEORGIA
$ 2,695,000    Fulton County, GA, IDR Bonds, GTD
               by ADP                                 3.25%    9/1/12   $          0      $    2,695,000      $    2,695,000
    700,000    Georgia Municipal Gas Authority
               Revenue                                3.05    11/1/06        700,000                   0             700,000
  3,995,000    Georgia Municipal Gas CP               3.35    12/1/98      3,995,000                   0           3,995,000
  1,000,000    Georgia State Municipal Electric
               Authority                              3.55     1/7/99      1,000,000                   0           1,000,000
  6,000,000    Marietta, GA, MFHR Bonds, Falls at
               Bells Ferry, Guardian Savings &
               Loan, LOC, optional put 1/15/99
               @ 100                                  3.95    1/15/09              0           6,000,717           6,000,717
                                                                        $  5,695,000      $    8,695,717      $   14,390,717
               HAWAII
$ 4,950,000    Hawaii State Department of Budget &
               Finance, Special Purpose
               Mortgage RV, Kuakini Medical
               Center Project, Bank of Hawaii,
               LOC                                    3.20%    7/1/04   $          0      $    4,950,000      $    4,950,000

               ILLINOIS
$ 1,000,000    Bedford Park, IL, IDR Bonds, CPC
               International, Inc. Project,
               GTD by Firemen's Insurance Co.         4.96%   11/1/08   $          0      $    1,000,000      $    1,000,000
  4,000,000    Chigago, IL, GO Bonds, Equipment
               Notes, Harris Trust & Savings,
               LOC, mandatory tender 12/3/98
               @100                                   3.60     1/1/06              0           4,000,000           4,000,000
  1,000,000    Chicago, IL, GO Bonds, Greater
               Chicago Metropolitan Water
               Reclamation District                   4.15    12/1/99              0           1,010,698           1,010,698
  6,135,000    Chicago, IL, GO Bonds, Morgan
               Guaranty, LOC, mandatory tender
               2/4/99 @100                            3.55    1/31/00              0           6,135,000           6,135,000
 15,000,000    Chicago, IL, GO Bonds, Series
               PT 1054                                3.30     1/1/28              0          15,000,000          15,000,000
 15,000,000    Chicago, IL, Sales Tax RV, Floating
               Rate Receipts, Series SSP-9            3.35     1/1/27              0          15,000,000          15,000,000
  3,885,000    Cook County, IL, Municipal Trust
               Receipts, Series SG-7, MBIA
               insured                                3.30   11/15/23              0           3,885,000           3,885,000
    890,000    Illinois Development Finance
               Authority, Development RV,
               North Wacker Drive                     3.75    12/1/15              0             890,000             890,000
  6,000,000    Illinois Development Finance
               Authority, MFHR Bonds, Garden
               Glen Apartments, GTD by
               Continental Casualty Co.               3.30    12/1/13              0           6,000,000           6,000,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH NATIONAL
TAX-FREE MONEY MARKET FUND AND NORWEST MUNICIPAL MONEY MARKET FUND(a)

                                                                          STAGECOACH
                                                                       NATIONAL TAX-FREE   NORWEST ADVANTAGE
(UNAUDITED)    NOVEMBER 30, 1998                                         MONEY MARKET       MUNICIPAL MONEY      PRO FORMA
                                                    INTEREST  MATURITY       FUND             MARKET FUND         COMBINED
 PRINCIPAL     SECURITY DESCRIPTION                   RATE      DATE      VALUE(b)(c)         VALUES(b)(d)       VALUES(b)
 15,000,000    Illinois Development Finance
               Authority, Pollution Control
               RV, Illinois Power Co. Project,
               Series C, ABN AMRO Bank N.V.,
               LOC, mandatory put 8/26/99 @ 100       3.00    11/1/28              0          15,000,000          15,000,000
 15,000,000    Illinois EFA RV, Cultural Pool,
               American National Bank & Trust,
               LOC                                    3.15     3/1/28              0          15,000,000          15,000,000
  2,170,000    Illinois EFA RV, Cultural Pool,
               First National Bank of Chicago,
               LOC                                    3.15    12/1/25              0           2,170,000          2,170,000
  6,400,000    Illinois EFA RV, John F. Kennedy
               Healthcare Foundation, LaSalle
               National Bank, LOC, mandatory
               put 5/11/99 @ 100                      3.60    12/1/25              0           6,400,000           6,400,000
  8,200,000    Illinois Health Facilities
               Authority RV                           3.30     4/1/07              0           8,200,000           8,200,000
 10,000,000    Illinois Health Facilities
               Authority RV, Evanston Hospital
               Corp., mandatory put 7/15/99 @ 100     3.70    8/15/30              0          10,000,000          10,000,000
  3,495,000    Illinois Health Facilities
               Authority RV, Health Care,
               Series PA 195, AMBAC insured           3.35     8/1/17              0           3,495,000           3,495,000
  6,930,000    Illinois Housing Development
               Authority RV, Homeowner
               Mortgage, Subseries D-1,
               mandatory put 6/29/99 @ 100            3.80     8/1/17              0           6,930,000           6,930,000
  3,170,000    Illinois Housing Development
               Authority RV, Homeowner
               Mortgage, Subseries E-1                3.70   12/17/98              0           3,170,000           3,170,000
  6,800,000    Lombard, IL, IDR Bonds, 2500
               Highland Avenue, Mid-America
               Federal Savings & Loan, LOC            3.60    12/1/06              0           6,800,000           6,800,000
  9,870,000    Lombard, IL, MFHR Bonds, Clover
               Creek Apartments, Continental
               Casualty Surety Bond, LOC,
               mandatory put 12/15/98 @ 100           4.00   12/15/06              0           9,870,000           9,870,000
  5,200,000    Mount Morris, IL, Housing RV,
               Brethren Home Project, La Salle
               National Bank, Chicago, LOC            3.15     6/1/27              0           5,200,000           5,200,000
 11,500,000    Oak Forest, IL, Other RV, Homewood
               Pool, First National Bank of
               Chicago, LOC                           3.15     7/1/24              0          11,500,000          11,500,000
 19,970,000    Regional Transportation Authority,
               IL, Transportation RV                  3.30     6/1/24              0          19,970,000          19,970,000
  2,000,000    South Barrington, IL, GO Bonds,
               Cook County, Harris Trust, LOC         3.15    12/1/15              0           2,000,000           2,000,000
  4,100,000    Springfield, IL, Transportation
               RV, GTD by Allied Signal               3.25   10/15/16              0           4,100,000           4,100,000
  1,500,000    Will & Kendall Counties, IL, GO
               Bonds, Community Consolidated
               SD #202, Series A, FSA insured,        6.38   12/30/98              0           1,503,137           1,503,137
  8,700,000    Will County, IL, GO Bonds, Forest
               Preservation District, AMBAC
               insured, P/R 12/1/98 @ 102             7.63    12/1/08              0           8,874,000           8,874,000
                                                                        $          0      $  193,102,835         193,102,835
               INDIANA
$ 1,000,000    Gary, IN, Environmental
               Improvement, PCR Bonds, U.S.
               Steel Group Project, Bank of
               Nova Scotia, LOC                       3.25%   7/15/02   $          0       $   1,000,000       $   1,000,000
  2,000,000    Indiana Bond Bank, Construction
               Loan RV                                4.13     8/1/99              0           2,014,614           2,014,614
 12,000,000    Indiana Health Facility  Financing
               Authority RV, St. Anthony
               Medical Center                         3.15    12/1/17              0          12,000,000          12,000,000
  2,500,000    Indiana HFFA Revenue                   3.10     1/1/22      2,500,000                   0           2,500,000
 18,200,000    Indiana Hospital Equipment
               Financing Authority RV,
               Series A, MBIA insured                 3.20    12/1/15              0          18,200,000          18,200,000
  4,865,000    Indiana State Development Financial
               Authority, Educational
               Facilities RV, Lutheran Project,
               First of America, LOC                  3.30    10/1/17              0           4,865,000           4,865,000
  8,000,000    Indiana State Educational
               Facilities Authority,
               Educational Facilities RV,
               Indiana Wesleyan University,
               NBD, LOC                               3.15     6/1/28              0           8,000,000           8,000,000
  3,600,000    Indianapolis, IN, EDA RV, Visiting
               Nurse Service Foundation, First
               of America, LOC                        3.30     3/1/13              0           3,600,000           3,600,000
                                                                        $  2,500,000      $   49,679,614      $   52,179,614
               IOWA
$ 4,600,000    Des Moines, IA, IDR Bonds, Grand
               Office Park, GTD by Principal
               Mutual Life                            3.20%    4/1/15   $          0      $    4,600,000       $   4,600,000
 10,600,000    Iowa Finance Authority RV,
               Obligation Group, FSA insured          3.25     6/1/27              0          10,600,000          10,600,000
  1,000,000    Iowa Finance Authority, SFM RV,
               Series A, FGIC insured,
               mandatory put 2/24/99 @ 100            3.65     1/1/24              0           1,000,000           1,000,000
  4,635,000    Iowa State School Cash Anticipitory
               Program, Warrants Certificates,
               Iowa School Corp., Series A, FSA
               insured                                4.50    6/25/99              0           4,656,947           4,656,947
  4,000,000    Urbandale, IA, IDR Bonds, Aurora
               Business Park Association
               Project, GTD by Principal Mutual
               Life Insurance                         3.20    10/1/15              0           4,000,000           4,000,000
  6,000,000    Urbandale, IA, IDR Bonds,
               Interstate Acres L.P. Project,
               GTD by Pricipal Mutual Life
               Insurance                              3.35    12/1/14              0           6,000,000           6,000,000
  4,605,000    Urbandale, IA, IDR Bonds, Meredith
               Drive Association Project, GTD
               by Principal Mutual Life Insurance     3.20    11/1/15              0           4,605,000           4,605,000
                                                                        $          0          35,461,947          35,461,947
               KANSAS
$ 2,660,000    Lawrence, KS, GO Notes, Series
               1998-II                                3.45%   10/1/99   $          0           2,660,000           2,660,000
  1,200,000    Prairie Village, KS, MFHR Bonds,
               J.C. Nichols Co. Project, GTD by
               Principal Mutual Life Insurance        3.20    12/1/15              0           1,200,000           1,200,000
                                                                        $          0      $    3,860,000       $   3,860,000
               KENTUCKY
$10,000,000    Jefferson County, KY, Anticipitory
               Revenue Notes, Board of
               Education, Series N                    3.66%   6/30/99   $          0      $   10,001,109      $   10,001,109
  9,100,000    Jefferson County, KY, MFHR Bonds,
               Canter Chase, First of America,
               LOC                                    3.30    12/1/26              0           9,100,000           9,100,000
  6,800,000    Kentucky Asset/Liability Community
               General Fund, Revenue Notes            3.50    11/1/99              0           6,833,316           6,833,316
  3,300,000    Kentucky Higher Education Student
               Loan Corporation                       3.20     6/1/26      3,300,000                   0           3,300,000
  7,300,000    Kentucky Infrastructure Authority,
               Revenue Notes, Series A, PNC
               Bank N.A., LOC                         3.35    6/30/00              0           7,300,000           7,300,000
  7,745,000    Kentucky State Turnpike Authority
               RV, Resource Recovery Road,
               Series 17, FSA insured                 3.45     7/1/03              0           7,745,000           7,745,000
  3,000,000    Mayfield, KY, Multi-City Lease RV,
               PNC Bank, LOC                          3.25     7/1/26              0           3,000,000           3,000,000
  2,000,000    University of Kentucky, University
               RV, Consolidated Educational
               Buildings, MBIA insured                4.50     5/1/99              0           2,006,008           2,006,008
                                                                        $  3,300,000      $   45,985,433      $   49,285,433
               LOUISIANA
$ 1,000,000    De Soto Parish LA PCR                  3.10%     7/1/18  $  1,000,000      $            0      $    1,000,000
  1,535,000    Louisana Public Facilities
               Authority, Advance Funding
               Revenue Notes, Series B,
               American International Group
               insured                                3.35   10/25/99              0           1,535,000           1,535,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH NATIONAL
TAX-FREE MONEY MARKET FUND AND NORWEST MUNICIPAL MONEY MARKET FUND(a)

                                                                          STAGECOACH
                                                                       NATIONAL TAX-FREE   NORWEST ADVANTAGE
(UNAUDITED)    NOVEMBER 30, 1998                                         MONEY MARKET       MUNICIPAL MONEY      PRO FORMA
                                                    INTEREST  MATURITY       FUND             MARKET FUND         COMBINED
 PRINCIPAL     SECURITY DESCRIPTION                   RATE      DATE      VALUE(b)(c)         VALUES(b)(d)       VALUES(b)
  2,060,000    Louisiana Public Facilities
               Authority, Advance Funding
               Notes, School Board, Series D          4.40   12/10/98              0           2,060,279           2,060,279
  1,980,000    Louisiana Public Facilities
               Authority, Advance Funding
               Revenue Notes, Series D,
               American International Group
               insured                                3.35   10/25/99              0           1,980,000           1,980,000
  9,300,000    West Baton Rouge Parish, LA,
               Industrial District #3 RV, Dow
               Chemical Co., Series B                 3.40    12/1/16              0           9,300,000           9,300,000
                                                                        $  1,000,000      $   14,875,279      $   15,875,279
               MARYLAND
$ 2,000,000    Community Development Revenue          3.10%   6/15/26   $  2,000,000      $            0      $    2,000,000
  1,500,000    Howard County MD MFHR                  3.10    6/15/26      1,500,000                   0           1,500,000
  7,000,000    Howard County, MD, MFHR Bonds,
               Sherwood Crossing Ltd. Project,
               Guardian Savings & Loan, LOC,
               mandatory put 6/1/99 @ 100             3.85     6/1/15              0           7,000,000           7,000,000
  2,500,000    Maryland State HFFA Revenue            3.15    12/1/15      2,500,000                   0           2,500,000
  2,500,000    Maryland State Industrial
               Authority, Economic Development
               RV, Johnson Controls, Inc., LOC        3.50    12/1/03              0           2,500,000           2,500,000
                                                                        $  6,000,000      $    9,500,000      $   15,500,000
               MASSACHUSETTS
 15,500,000    Massachusetts State HFA, Housing
               RV, Series A10                         3.45%    6/1/14   $          0      $   15,500,000      $   15,500,000

               MICHIGAN
$ 5,000,000    Detroit, MI, School Aid GO Notes,
               City School District                   4.50%    7/1/99   $          0      $    5,023,797      $    5,023,797
  1,700,000    Grand Rapids MI GO                     3.05     1/1/20      1,700,000                   0           1,700,000
 11,335,000    Grand Rapids MI, Water Supply RV,
               3.45% V/R, 1/1/15                      3.45     1/1/15              0          11,335,000          11,335,000
  3,500,000    Michigan State Hospital Finance
               Authority RV, Hospital Equipment
               Loan Program, Series A, First of
               America, LOC                           3.25    12/1/23              0           3,500,000           3,500,000
  2,200,000    Michigan State Hospital Finance
               Authority RV, Hospital Equipment
               Loan Program, Series A, First of
               America, LOC                           3.25    12/1/23              0           2,200,000           2,200,000
                                                                       $   1,700,000      $   22,058,797      $   23,758,797
               MINNESOTA
$ 5,715,000    Cohasset, MN, RV, Minnesota Power &
               Light Co., Series B, ABN AMRO
               Bank N.V., LOC                         3.25%    6/1/13  $           0       $   5,715,000      $    5,715,000
  5,000,000    Crystal, MN, MFHR Bonds, Crystal
               Apartments L.P. Project                3.35     5/1/27              0           5,000,000           5,000,000
  1,000,000    Hennepin County, MN, GO Notes          4.13    12/1/99              0           1,011,081           1,011,081
  4,900,000    Mankato, MN, MFHR Bonds, Highland
               Hills Project, First Bank, LOC         3.35     5/1/27              0           4,900,000           4,900,000
  2,465,000    Minnesota SD, Tax & Aid COP,
               Anticipatory Borrowing Program,
               Series A                               3.67    8/20/99              0           2,465,000           2,465,000
  5,000,000    Minnesota SD, Tax & Aid COP,
               Anticipatory Borrowing Program,
               Series B                               3.90     3/4/99              0           5,004,307           5,004,307
  5,000,000    Minnesota SD, Tax & Aid COP,
               Anticipatory Borrowing Program,
               Series B                               3.63    8/27/99              0           5,000,000           5,000,000
  4,000,000    Minnesota State HFA, SFM RV, Series F  3.65     1/1/17              0           4,000,000           4,000,000
  5,000,000    Minnesota State HFA, SFM RV,
               Series G, P/R 12/1/98 @ 100            4.15     1/1/18              0           5,000,000           5,000,000
  1,705,000    St. Paul, MN, Housing &
               Redevelopment Authority,
               Commercial Development RV, Park
               Development Association Project,
               First Star Milwaukee, LOC              3.45    12/1/15              0           1,705,000           1,705,000
 15,300,000    St. Paul, MN, Housing &
               Redevelopment Authority,
               Heating  RV, St. Paul Energy
               District, remarketed 1/3/94            3.30    12/1/12              0          15,300,000          15,300,000
  1,000,000    St. Paul, MN, Port Authority IDR
               Bonds, Texas Project, Series A,
               U.S. Bank N.A., LOC                    3.30     6/1/10              0           1,000,000           1,000,000
  3,500,000    St. Paul, MN, Sewer RV, Series A,
               AMBAC insured, crossover
               refunding 12/1/98 @ 101                8.00    12/1/08              0           3,535,000           3,535,000
  2,700,000    Stillwater, MN, GO Bonds, ISD #834,
               FGIC insured, crossover
               refunding 2/1/99 @ 100                 6.75     2/1/09              0           2,713,201           2,713,201
                                                                          $        0      $   62,348,589      $   62,348,589
               MISSISSIPPI
$ 1,430,000    Shaw, MS, Urban Renewal RV,
               Phase I Redevelopment Project,
               Sunlife of America, LOC,
               mandatory put 12/28/98 @ 100           4.40%  12/28/18   $          0      $    1,430,668      $    1,430,668

               MISSOURI
$ 6,700,000    Independence, MO, IDA RV, Groves &
               Graceland Project, Series A,
               Credit Local de France, LOC            3.25%   11/1/27   $          0      $    6,700,000      $    6,700,000
  1,300,000    Kansas City, MO, IDA RV, Ewing
               Marion Kauffman, Series A              3.30     4/1/27              0           1,300,000           1,300,000
 13,975,000    Kansas City, MO, IDA, MFHR Bonds,
               Coach House II Project, GTD by
               Principal Mutual Life Insurance        3.20    12/1/15              0          13,975,000          13,975,000
  2,200,000    Kansas City, MO, IDA, MFHR Bonds,
               JC Nichols Co. Project, GTD by
               Principal Mutual Life Insurance        3.20     5/1/15              0           2,200,000           2,200,000
  1,250,000    Missouri State Health & Educational
               Facilities Authority Revenue
               Christian Health Services
               Series A                               3.05    11/1/19      1,250,000                   0           1,250,000
  5,000,000    Missouri State HEHFA Anticipation
               Notes, Series E                        4.25     4/7/99              0           5,008,890           5,008,890
    900,000    Missouri State HEHFA Anticipation
               Notes, Series H                        4.25     4/7/99              0             901,600             901,600
  8,190,000    Missouri State HEHFA RV, St.
               Francis Medical Center,
               Series A, Credit Local de
               France, LOC                            3.25     6/1/26              0           8,190,000           8,190,000
                                                                        $  1,250,000      $   38,275,490      $   39,525,490
               MONTANA
$ 7,200,000    Montana State Board of Investments,
               Municipal Finance Construction
               RV, Intercap Program                   3.60%    3/1/09   $          0            7,208,438          7,208,438
 10,000,000    Montana State Board of Investments,
               Municipal Finance Construction
               RV, Intercap Program                   3.60     3/1/18              0           10,000,000         10,000,000
                                                                        $          0           17,208,438         17,208,438
               NEBRASKA
$ 1,980,000    Nebraska Investment Financial
               Authority RV, Catholic Health
               Initiatives, Series A                  4.25%   12/1/98   $          0      $    1,980,000      $    1,980,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH NATIONAL
TAX-FREE MONEY MARKET FUND AND NORWEST MUNICIPAL MONEY MARKET FUND(a)

                                                                          STAGECOACH
                                                                       NATIONAL TAX-FREE   NORWEST ADVANTAGE
(UNAUDITED)    NOVEMBER 30, 1998                                         MONEY MARKET       MUNICIPAL MONEY      PRO FORMA
                                                    INTEREST  MATURITY       FUND             MARKET FUND         COMBINED
 PRINCIPAL     SECURITY DESCRIPTION                   RATE      DATE      VALUE(b)(c)         VALUES(b)(d)       VALUES(b)
  1,900,000    Norfolk, NE, IDR Bonds, Supervalu
               Inc. Project, Wachovia Bank of
               Georgia, LOC                           3.30    11/1/14              0           1,900,000           1,900,000
                                                                        $          0      $    3,880,000      $    3,880,000
               NEVADA
$ 6,500,000    Clark County, NV, GO Bonds, FGIC
               insured                                6.90%    9/1/99   $          0      $    6,679,391      $    6,679,391
  3,775,000    Henderson, NV, Health Care
               Facilities RV, PT 134, AMBAC
               insured                                3.35     7/1/20              0           3,775,000           3,775,000
  5,000,000    Nevada State Trust Receipts, GO
               Bonds, Series 36 D                     3.45    11/1/25              0           5,000,000           5,000,000
                                                                        $          0      $   15,454,391      $   15,454,391
               NEW JERSEY
$ 9,800,000    Hudson County, NJ, COP,
               Correctional Facilities, BIG
               insured, P/R 12/1/98 @ 102             7.60%   12/1/21   $          0      $    9,996,000      $    9,996,000
  2,400,000    New Jersey State Educational
               Facilities Authority RV, Series
               SG 48, MBIA insured                    3.25     7/1/26              0           2,400,000           2,400,000
                                                                        $          0      $   12,396,000      $   12,396,000
               NEW MEXICO
$ 2,500,000    Bloomfield, NM, GO Bonds, Series A,
               La Salle National Bank, LOC            3.35%  11/15/10   $          0      $    2,500,000      $    2,500,000
  2,760,000    Espanola, NM, Health Care RV,
               Series A, La Salle National
               Bank, LOC                              3.35   11/15/10              0           2,760,000           2,760,000
  7,995,000    Farmington, NM, PCR RV                 3.35    12/1/16              0           7,995,000           7,995,000
  1,000,000    New Mexico State Severance Tax RV,
               Series B                               5.00    7/1/99               0           1,007,475           1,007,475
  1,735,000    Silver City, NM, GO Bonds, Series
               A, La Salle National Bank, LOC         3.35   11/15/10              0           1,735,000           1,735,000
                                                                       $           0       $  15,997,475      $   15,997,475
               NEW YORK
$ 9,700,000    Allegany-Limestone, NY, GO Bonds,
               Century SD                             4.00%   1/29/99  $           0       $   9,704,672      $    9,704,672
 16,235,000    Long Island, NY,  Power Authority
               RV, New York Electrical System         3.35    12/1/11              0          16,235,000          16,235,000
 11,340,000    Long Island, NY,  Power Authority
               RV, New York Electrical System         3.35    12/1/12              0          11,340,000          11,340,000
  8,600,000    Long Island, NY,  Power Authority
               RV, New York Electrical System         3.35    12/1/13              0           8,600,000           8,600,000
  3,500,000    New York NY GO                         2.95    2/15/26      3,500,000                   0           3,500,000
  1,500,000    New York NY GO                         2.90    2/15/26      1,500,000                   0           1,500,000
  1,000,000    New York NY GO                         2.90   11/15/19      1,000,000                   0           1,000,000
  6,995,000    New York State Dormitory Authority
               RV, Floater Trusts                     3.30    5/15/15              0           6,995,000           6,995,000
  8,425,000    New York State Dormitory Authority
               RV, Floater Trusts                     3.30    2/15/28              0           8,425,000           8,425,000
 11,335,000    New York State Dormitory Authority
               RV, Floater Trusts                     3.30     8/1/32              0          11,335,000          11,335,000
 12,050,000    New York State Dormitory Authority
               RV, Floater Trusts, AMBAC insured      3.40     7/1/25              0          12,050,000          12,050,000
  5,200,000    New York State Dormitory Authority,
               Municipal Securities Receipts
               RV, Series CMC1B                       3.20    2/15/08              0           5,200,000           5,200,000
  3,900,000    New York State Dormitory Authority,
               Municipal Securities Receipts
               RV, Series CMC2A                       3.20     2/1/06              0           3,900,000           3,900,000
  3,900,000    New York State Dormitory Authority,
               Municipal Securities Receipts
               RV, Series CMC2B                       3.20     2/1/07              0           3,900,000           3,900,000
  3,000,000    New York State Government Assistance   2.95     4/1/23      3,000,000                   0           3,000,000
  2,500,000    New York State Local Government
               Assistance Corp., RV, Series SG
               99, AMBAC insured                      3.30     4/1/11              0           2,500,000           2,500,000
  3,130,000    New York State Medical Care
               Facilities Finance Agency,
               Health Care RV                         3.30    2/15/27              0           3,130,000           3,130,000
  6,620,000    New York State Medical Care
               Facilities Finance Agency,
               Health Care RV, FHA insured,
               mandatory put 12/3/98 @ 100            3.90    2/15/05              0           6,620,000           6,620,000
  6,545,000    New York State Medical Care
               Facilities Finance Agency,
               Health Care RV, FHA insured,
               mandatory put 12/3/98 @ 100            3.90    2/15/05              0           6,545,000           6,545,000
  8,960,000    New York State Medical Care
               Facilities Finance Agency,
               Health Care RV, mandatory put
               12/3/98 @100                           3.90     2/1/13              0           8,960,000           8,960,000
  9,995,000    New York State, Development RV,
               Urban Development Corp., Series
               PT 147, Hypo Bayersche Bank, LOC       3.30     7/1/16              0           9,995,000           9,995,000
 60,000,000    New York, NY, Series A78               2.90    4/13/99              0          60,000,000          60,000,000
  3,895,000    New York, NY, Series PA 278            3.40     8/1/12              0           3,895,000           3,895,000
 11,985,000    New York, NY, Series PT 1038           3.35     8/1/16              0          11,985,000          11,985,000
  1,000,000    Suffolk County NY IDA                  2.70     2/1/07      1,000,000                   0           1,000,000
  3,325,000    Triborough Bridge & Tunnel
               Authority, NY, Transportation
               RV, PA 200                             3.30     1/1/12              0           3,325,000           3,325,000
                                                                        $ 10,000,000      $  214,639,672      $  224,639,672
               NORTH CAROLINA
$   600,000    North Carolina CP                      3.60%    1/4/99   $    600,000      $            0           $ 600,000
  2,000,000    North Carolina CP                      3.35    12/1/98      2,000,000                   0           2,000,000
    250,000    North Carolina CP                      3.15     6/1/22        250,000                   0             250,000
  3,000,000    Person County, NC, Industrial
               Facilities & Pollution Control
               Financing Authority, PCR Bonds,
               GTD by Carolina Power & Light Co.      3.25    11/1/19              0           3,000,000           3,000,000
  2,000,000    Wake County GO                         3.25     9/1/15      2,000,000                   0           2,000,000
                                                                        $  4,850,000      $    3,000,000       $   7,850,000
               NORTH DAKOTA
$ 1,500,000    Bismarck, ND, IDR Bonds, Supervalu
               Inc. Project, Wachovia Bank &
               Trust, LOC                             3.30%    4/1/09   $          0      $    1,500,000       $   1,500,000

               OHIO
$ 6,700,000    Cincinnati, OH, GO Notes               4.38%   12/1/99              0           6,791,940           6,791,940
  1,650,000    Erie County, OH, GO Bonds              4.25     6/1/99              0           1,653,957           1,653,957
  1,000,000    Franklin County, OH, Convention
               Facilities Authority Tax &
               Lease RV                               6.70    12/1/99              0           1,036,649           1,036,649
  5,200,000    Hamilton County, OH, IDR Bonds,
               Community Urban Redevelopment
               Project, National Westminster,
               LOC                                    3.15   10/15/12              0           5,200,000           5,200,000
  1,000,000    Ohio State Air Quality Control CP      3.55     1/7/99      1,000,000                   0           1,000,000
 10,000,000    Ohio State Water Development
               Authority, PCR Bonds, First
               National Bank of Chicago, LOC,
               mandatory put 1/29/99 @ 100            3.20    10/1/28              0          10,000,000          10,000,000
  4,400,000    Wooster, OH, IDR Bonds, Allen Group
               Inc., NBD, LOC                         3.40    12/1/10              0           4,400,000           4,400,000
  1,000,000    Worthington, OH, GO Bonds, City SD,
               FGIC insured                           3.65    12/1/98              0           1,000,000           1,000,000
                                                                        $  1,000,000      $   30,082,546      $   31,082,546

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH NATIONAL
TAX-FREE MONEY MARKET FUND AND NORWEST MUNICIPAL MONEY MARKET FUND(a)

                                                                          STAGECOACH
                                                                       NATIONAL TAX-FREE   NORWEST ADVANTAGE
(UNAUDITED)    NOVEMBER 30, 1998                                         MONEY MARKET       MUNICIPAL MONEY      PRO FORMA
                                                    INTEREST  MATURITY       FUND             MARKET FUND         COMBINED
 PRINCIPAL     SECURITY DESCRIPTION                   RATE      DATE      VALUE(b)(c)         VALUES(b)(d)       VALUES(b)
               OKLAHOMA

$ 2,615,000    Oklahoma County, OK, Finance
               Authority, IDR Bonds, Perrine
               Office Project, FGIC insured           3.20%   12/1/14   $          0      $    2,615,000      $    2,615,000
  2,625,000    Oklahoma County, OK, IDR Bonds,
               Carbon Office, FGIC insured            3.20    12/1/14              0           2,625,000           2,625,000
                                                                        $          0           5,240,000           5,240,000
               OREGON
$ 9,350,000    Klamath Falls, OR, Electric RV,
               Salt Caves Hydroelectric,
               mandatory put 5/3/99 @ 100             3.80%    5/1/23   $          0      $    9,355,565      $    9,355,565
  1,225,000    Multnomah County OR COP                6.50   12/15/98      1,225,502                   0           1,225,502
  1,000,000    Multnomah County OR School
               District #1J                           6.60   12/15/98      1,000,397                   0           1,000,397
  7,100,000    Oregon State HEHFA RV, Quatama
               Crossing Housing Project, U.S.
               Bank N.A., LOC                         3.10     1/1/31              0           7,100,000           7,100,000
                                                                        $  2,225,899      $   16,455,565      $   18,681,464
               PENNSYLVANIA
$11,600,000    Allegheny County, PA, IDR Bonds,
               Longwood at Oakmont Inc.,
               Dresdner Bank AG, LOC                  3.25%    7/1/27  $           0      $    11,600,000     $   11,600,000
  9,000,000    Allegheny County, PA, PCR Bonds        3.30    1/22/99              0            9,000,000          9,000,000
  1,000,000    Berks County, PA, IDR Bonds, GTD by
               CNA Insurance                          3.25     7/1/16              0           1,000,000           1,000,000
  1,100,000    Butler County, PA, IDA, PCR Bonds,
               Pennzoil Co. Project, Mellon
               Bank, LOC                              3.45    12/1/12              0           1,100,000           1,100,000
  5,245,000    Chartiers Valley, PA, Industrial &
               Commercial Development
               Authority, IDR Bonds, GTD by
               ADP, Inc.                              4.30   11/15/17              0           5,245,000           5,245,000
 28,400,000    Harrisburg, PA, Authority RV,
               Adjusted PA Pool Financing Fund        3.30     7/1/21              0          28,400,000          28,400,000
  2,590,000    Pennsylvania Intergovernmental
               Cooperative Authority, Special
               Tax RV, MBIA insured                   3.25    6/15/23              0           2,590,000           2,590,000
  5,500,000    Quakertown, PA, Health Care RV,
               Hospital Group Pooled Financing,
               PNC Bank, LOC                          3.25     7/1/05              0           5,500,000           5,500,000
  4,100,000    Quakertown, PA, Health Care RV,
               Hospital Group Pooled Financing,
               Series A, PNC Bank, LOC                3.25     7/1/26              0           4,100,000           4,100,000
                                                                        $          0      $   68,535,000      $   68,535,000
               PUERTO RICO
$ 2,000,000    Puerto Rico Highway                    2.75%    7/1/28   $  2,000,000      $            0      $    2,000,000

               SOUTH CAROLINA
$20,700,000    Piedmont, SC, Municipal Power
               Agency Electric RV, Series B,
               MBIA insured                           3.10%    1/1/19   $          0      $   20,700,000      $   20,700,000
  1,500,000    South Carolina Educational Revenue     3.10    10/1/26      1,500,000                   0           1,500,000
  4,485,000    South Carolina Housing Finance &
               Development Authority, Mortgage
               RV, Series A, mandatory put
               7/1/99 @ 100                           3.65     7/1/32              0           4,485,000           4,485,000
    400,000    South Carolina Jobs                    3.15    11/1/25        400,000                   0             400,000
  2,000,000    South Carolina State GO Bonds          6.40     2/1/99              0           2,011,188           2,011,188
  2,865,000    South Carolina State Public Service
               Authority Revenue                      4.00     1/1/99      2,865,918                   0           2,865,918
  8,355,000    South Carolina State Public Service
               Authority RV, Series SG-2, MBIA
               insured                                3.30     7/1/21              0           8,355,000           8,355,000
  5,855,000    South Carolina State Public Service
               Authority, Utilities RV, FGIC
               insured                                3.30     1/1/23              0           5,855,000           5,855,000
  1,000,000    York County, SC, PCR Bonds, CFC
               insured                                3.55    8/15/14              0           1,000,000           1,000,000
                                                                        $  4,765,918      $   42,406,188      $   47,172,106
               TENNESSEE
$ 1,200,000    Memphis TN GO                          3.30%    8/1/07   $  1,200,000      $            0      $    1,200,000
  2,235,000    Memphis, TN, Capital Outlay GO Notes   5.50     7/1/99              0           2,258,572           2,258,572
  1,600,000    Metro Nashville TN GO                  3.20     9/1/06      1,600,000                   0           1,600,000
  1,095,000    Shelby County, TN, GO Bonds, ETM,
               USG COLL                               6.00     3/1/99              0           1,101,059           1,101,059
                                                                        $  2,800,000      $    3,359,631      $    6,159,631
               TEXAS
$ 1,100,000    Bexar County, TX, MFHR Bonds,
               Creightons Mill Development
               Project, Series A, GTD by New
               England Mutual Life Insurance Co.      3.25%    8/1/06   $          0      $    1,100,000      $    1,100,000
  4,950,000    Bexar County, TX, MFHR Bonds, Park
               Hill Development Project, Series
               B, GTD by New England Mutual
               Life Insurance Co.                     3.25     6/1/05              0           4,950,000           4,950,000
    500,000    Brazos River TX Authority              3.45     3/1/26        500,000                   0             500,000
  2,500,000    Brazos River TX Higher Education AMT   3.15     6/1/23      2,500,000                   0           2,500,000
  1,000,000    Gulf Coast TX CP                       3.50    12/9/98      1,000,000                   0           1,000,000
  3,500,000    Gulf Coast TX CP                       3.50    12/9/98      3,500,000                   0           3,500,000
 15,000,000    Harris County, TX, Health Care
               Facilities RV, mandatory put
               12/1/98 @ 100                          3.60    12/1/25              0          15,000,000          15,000,000
  5,290,000    Harris County, TX, Housing Finance
               Corp., MFHR Bonds, Arbor II Ltd.
               Project, Guardian Savings &
               Loan, LOC, 3.05% V/R, 10/1/05,
               optional PUT 1/15/99 @ 100             3.05    10/1/05              0           5,290,000           5,290,000
  3,770,000    Houston, TX, Water & Sewer Systems
               RV, Municipal Trust Receipts,
               Series SG 120, FGIC insured            3.30    12/1/23              0           3,770,000           3,770,000
  3,300,000    Sabine River TX AMT                    3.35     3/1/26      3,300,000                   0           3,300,000
  1,000,000    Sabine River, TX, IDA RV, CFC
               insured                                3.55    8/15/14              0           1,000,000           1,000,000
  8,155,000    Tarrant County, TX, Housing Finance
               Corp., MFHR Bonds, Bear Creek
               Apartments Inc., KBC Bank N.V.,
               LOC                                    3.20    11/1/07              0           8,155,000           8,155,000
    920,000    Tarrant County, TX, MFHR Bonds,
               SF Apartments Project, Suntrust
               Bank, LOC                              3.20    11/1/17              0             920,000             920,000
 10,000,000    Texas Municipal Gas Corp., Gas
               Reserve RV, FSA insured                3.15    1/15/23              0          10,000,000          10,000,000
  2,420,000    Texas Municipal Power Agency, Power
               RV, FGIC insured, USG COLL, P/R
               9/1/99 @ 102                           7.00     9/1/02              0           2,534,110           2,534,110
  3,000,000    Texas State Department of Housing
               and Community Affairs, SFM RV,
               Series PT 136, MBIA insured            3.35     3/1/17              0           3,000,000           3,000,000
 10,000,000    Texas State GO Notes, Series A55,
               GTD by National Westminster Bank       3.70    8/31/99              0          10,000,000          10,000,000
                                                                       $  10,800,000      $   65,719,110      $   76,519,110
               UTAH
$ 4,240,000    Davis County, UT, MFHR Bonds, Fox
               Creek Apartments, Series A             3.25%   7/15/27  $           0      $    4,240,000      $    4,240,000
  3,140,000    Jordan, UT, SD GO Bonds, GTD by
               School Board                           5.00    6/15/99              0           3,174,063           3,174,063

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH NATIONAL
TAX-FREE MONEY MARKET FUND AND NORWEST MUNICIPAL MONEY MARKET FUND(a)

                                                                          STAGECOACH
                                                                       NATIONAL TAX-FREE   NORWEST ADVANTAGE
(UNAUDITED)    NOVEMBER 30, 1998                                         MONEY MARKET       MUNICIPAL MONEY      PRO FORMA
                                                    INTEREST  MATURITY       FUND             MARKET FUND         COMBINED
 PRINCIPAL     SECURITY DESCRIPTION                   RATE      DATE      VALUE(b)(c)         VALUES(b)(d)       VALUES(b)
  2,500,000    Utah State CP                          3.35    12/9/98      2,500,000                  0            2,500,000
                                                                        $  2,500,000      $   7,414,063       $    9,914,063
               VIRGINIA
$12,500,000    Harrisonburg, VA, MFHR Bonds,
               Rolling Brook Village
               Apartments, Series A, Guardian
               Savings & Loan, LOC, mandatory
               put 2/1/99 @ 100                       3.70%    2/1/26   $          0      $   12,500,000      $   12,500,000
  3,500,000    Virginia College                       3.45     1/1/31      3,500,000                   0           3,500,000
  2,000,000    Virginia State Public School
               Authority, School Finance RV           4.25     8/1/99              0           2,016,249           2,016,249
                                                                        $  3,500,000      $   14,516,249      $   18,016,249
               WASHINGTON
$ 5,800,000    Port Seattle, WA, IDR Bonds, Sysco
               Food Services Project                  3.25%   11/1/25   $          0      $    5,800,000      $    5,800,000
  2,500,000    Seattle, WA, IDR Bonds, Longview
               Fibre Co.                              3.30     1/1/03              0           2,500,000           2,500,000
    815,000    Washington State GO                    5.75     7/1/99        824,662                   0             824,662
  3,380,000    Washington State Health Care
               Facilities Authority RV,
               Catholic Health Initiatives,
               Series B, MBIA insured                 4.25    12/1/98              0           3,380,000           3,380,000
  2,205,000    Washington State Health Care
               Facilities Authority RV,
               Children's Hospital & Regional
               Medical Center, FSA insured            4.00    10/1/99              0           2,222,936           2,222,936
  3,315,000    Washington State HFA, Community
               Nonprofit Housing RV, Crista
               Ministries, U.S. Bank N.A., LOC        3.20     7/1/11              0           3,315,000           3,315,000
  7,900,000    Washington State Public Power
               Supply System, Power RV, Nuclear
               Project #1, Series CMC2                3.30     7/1/07              0           7,900,000           7,900,000
  9,900,000    Washington State Public Power
               Supply System, Power RV, Nuclear
               Project #2, AMBAC insured              3.30     7/1/07              0           9,900,000           9,900,000
  4,635,000    Washington State Public Power
               Supply System, Power RV, Nuclear
               Project #3, BIG insured, COLL,
               P/R 7/1/99 @ 100                       6.00     7/1/18              0           4,710,794           4,710,794
  1,000,000    Washington State Public Power
               Supply System, Power RV, Nuclear
               Project #3, Series 13, MBIA insured    3.30     7/1/15              0           1,000,000           1,000,000
                                                                        $    824,662      $   40,728,730      $   41,553,392
               WISCONSIN
$ 1,000,000    Beloit & Rock Counties, WI, IDR
               Bonds, GTD by CPC International        5.12%    4/1/19   $          0      $    1,000,000      $    1,000,000
  1,405,000    Johnson Controls, Inc., Other RV,
               Grantor Trust, Wachovia Corp.,
               LOC                                    4.40    10/1/01              0           1,405,000           1,405,000
  2,500,000    Kenosha, WI, TRAN                      4.00    6/30/99              0           2,504,885           2,504,885
  6,535,000    Kenosha, WI, TRAN, SD #1               3.38    9/28/99              0           6,535,000           6,535,000
  1,060,000    Milwaukee, WI, IDR Bonds, Longview
               Fibre Co. Project                      3.30     1/1/03              0           1,060,000           1,060,000
 12,000,000    Oshkosh, WI, Area SD TRAN              4.00    8/24/99              0          12,038,373          12,038,373
 10,000,000    Racine, WI, United SD TRAN             4.00     7/7/99              0          10,024,904          10,024,904
 10,000,000    Wausau, WI, IDR Bonds, Joint
               Venture Partnership, U.S. Bank
               N.A., LOC                              3.10    10/1/02              0          10,000,000          10,000,000
  7,100,000    Wisconsin State HEHFA RV, Alverno
               College Project, Allied Irish
               Bank, LOC                              3.30    11/1/17              0           7,100,000           7,100,000
  3,475,000    Wisconsin State HEHFA RV, Series
               PA 183, MBIA Insured                   3.30    8/15/98              0           3,475,000           3,475,000
                                                                        $          0      $   55,143,162      $   55,143,162
               WYOMING
$ 1,000,000    Green River, WY, PCR Bonds, Allied
               Corp. Project, GTD by Allied
               Signal Corp.                           3.30%   12/1/12   $          0      $    1,000,000      $    1,000,000
  4,260,000    Uinta County WY PCR                    3.25    8/15/20      4,260,000                   0           4,260,000
                                                                        $  4,260,000      $    1,000,000      $    5,260,000
               SHORT-TERM INSTRUMENTS
 29,613,524    Federated Tax-Free Obligations Fund                      $          0      $   29,613,524      $   29,613,524
 17,000,000    Fidelity Tax Exempt Money Market
               Fund                                                                0          17,000,000          17,000,000
    514,778    Provident Municipal Fund                                            0             514,778             514,778
                                                                        $          0      $   47,128,302      $   47,128,302
               COMMERCIAL PAPER
 13,600,000    City of Austin TX CP                                     $          0      $   13,600,000      $   13,600,000
 14,200,000    Hospital Board FL CP                                                0          14,200,000          14,200,000
                                                                        $          0      $   27,800,000      $   27,800,000

               INVESTMENTS IN SECURITIES PRIOR
               TO PRO FORMA ADJUSTMENTS                                 $ 90,560,966      $1,316,241,190      $1,406,802,156

PRO FORMA ADJUSTMENTS

               To Securities at Market Value                            $(58,706,367)     $  (42,261,328)(d)  $ (100,967,695)
               TOTAL INVESTMENTS IN SECURITIES                          $ 31,854,599      $1,273,979,862      $1,305,834,461

           (a) Due to different investment objectives, certain of these securities will be sold as part of the reorganization.
           (b) See historical financial statements
               and footnotes thereto of each of the Funds regarding valuation of securities.
           (c) The Institutional Class shares of the Stagecoach National Tax-Free Money Market Fund comprise 35.2% of the Fund. The investment schedule under the Stagecoach National Tax-Free
               Money Market Fund presents the total investment positions held by the Fund. At the bottom of the investment schedule, pro forma adjustments have been reflected which represent the portion of the underlying portfolio's net assets not owned by Institutional Class shares of the Stagecoach National Tax-Free Money Market Fund.
           (d) The Institutional Class shares of the Norwest Advantage Municipal Money Market Fund comprise 96.8% of the Fund. The investment schedule under the Norwest Advantage Municipal Money Market Fund presents the total investment positions held by the Fund. At the bottom of the investment schedule, pro forma adjustments have been reflected which represent the portion of the underlying portfolio's net assets not owned by Service Class shares of the Norwest Advantage Municipal Money Market Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - NOVEMBER 30, 1998

                                                       NORWEST           STAGECOACH
                                                      ADVANTAGE        TREASURY PLUS
                                                    TREASURY PLUS       MONEY MARKET        PRO FORMA                PRO FORMA
                                                         FUND               FUND          ADJUSTMENTS (b)            COMBINED
                                                    ----------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   In securities, at market value (see cost below)   $      9,874     $ 2,223,029,863     $(1,117,084,974)       $ 1,105,954,763
   Cash                                                         0           2,120,597          (1,539,517)               581,080
Receivables:
   Dividends and Interest                                   1,018           7,722,392          (7,722,392)                 1,018
   Investment securities sold                          33,415,244                   0                                 33,415,244
Organization expenses, net of amortization                      0              46,410             (46,410)                     0
Prepaid expenses                                                0              35,180             (35,180)                     0
TOTAL ASSETS                                           33,426,136       2,232,954,442                              1,139,952,105
LIABILITIES
Payables:
   Distribution to shareholders                            21,752           7,459,495          (7,459,495)                21,752
   Due to distributor                                           0             263,348            (263,348)                     0
   Due to advisor                                             381             738,029            (738,029)                   381
   Other                                                    4,900             295,693            (295,693)                 4,900
TOTAL LIABILITIES                                          27,033           8,756,565                                     27,033
TOTAL NET ASSETS                                     $ 33,399,103     $ 2,224,197,877                            $ 1,139,925,072
Net assets consist of:
   Paid-in capital                                   $ 33,398,649     $ 2,224,193,644     $(1,117,667,675)       $ 1,139,924,618
   Undistributed net realized gain (loss)
     on investments                                           454               4,233              (4,233)                   454
TOTAL NET ASSETS                                     $ 33,399,103     $ 2,224,197,877                            $ 1,139,925,072
COMPUTATION OF NET ASSET VALUE
  AND OFFERING PRICE PER SHARE
Net Assets - Administrative Class                                     $   110,453,559     $  (110,453,559) (c)
Shares outstanding - Administrative Class                                 110,438,900        (110,438,900) (c)
Net asset value and offering price per
  share - Administrative Class                                        $          1.00
Net Assets - Institutional Class                                      $   513,211,631                            $   513,211,631
Shares outstanding - Institutional Class                                  513,347,732                                513,347,732
Net asset value and offering price per
  share - Institutional Class                                         $          1.00                            $          1.00
Net Assets - Service Class                           $ 33,399,103     $   482,860,779     $   110,453,559 (c)    $   626,713,441
Shares outstanding - Service Class                     33,398,649         482,877,097         110,438,900 (c)        626,714,646
Net asset value and offering price per
  share - Service Class                              $       1.00     $          1.00                            $          1.00

INVESTMENT AT COST                                   $      9,874     $ 2,223,029,863     $(1,117,084,974)       $ 1,105,954,763
--------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED NOVEMBER 30, 1998 (UNAUDITED)

                                                         NORWEST           STAGECOACH
                                                        ADVANTAGE        TREASURY PLUS
                                                      TREASURY PLUS       MONEY MARKET            PRO FORMA           PRO FORMA
                                                         FUND (f)            FUND (a)           ADJUSTMENTS (b)        COMBINED
                                                      ---------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                               $ 219,687        $ 118,223,832                             $ 118,443,519
TOTAL INVESTMENT INCOME                                    219,687          118,223,832                               118,443,519

EXPENSES
  Advisory fees                                              8,883            5,454,458         (4,353,947) (d)         1,109,394
  Administration fees                                        4,442            1,489,801            169,848  (d)         1,664,091
  Custody fees                                                 888              364,362           (143,371) (d)           221,879
  Shareholder serv fees                                          0            4,262,498         (2,750,564) (d)         1,511,934
  Portfolio accounting fees                                 16,419              497,853           (434,272) (d)            80,000
  Transfer agency fees                                      11,104            1,659,314         (1,621,688) (d)            48,730
  Distribution fees                                              0              100,013           (100,013) (d)                 0
  Organization costs                                             0               25,215                  0                 25,215
  Legal and audit fees                                       8,022              162,302           (103,749) (d)            66,575
  Registration fees                                          1,925              239,262                  0                241,187
  Directors' fees                                               32                3,817              2,580  (d)             6,429
  Shareholder reports                                            5               56,515            (31,211) (d)            25,309
  Other                                                        414               96,933            (51,186) (d)            46,161
TOTAL EXPENSES                                              52,134           14,412,343                                 5,046,904
Less:
    Waived fees and reimbursed expenses fees               (29,926)          (3,479,164)         2,454,966  (e)        (1,054,124)
NET EXPENSES                                                22,208           10,933,179                                 3,992,780
NET INVESTMENT INCOME (LOSS)                               197,479          107,290,653                               114,450,739

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
  Net realized gain (loss) on sale of investments              454              126,995                                   127,449
  Net change in unrealized appreciation
    (depreciation) of investments                                                (7,757)                                   (7,757)
NET GAIN (LOSS) ON INVESTMENTS                                 454              119,238                                   119,692
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                               $ 197,933        $ 107,409,891                             $ 114,570,431
----------------------------------------------------------------------------------------------------------------------------------

 * The Administrative, Institutional, and Service Classes of the Stagecoach Treasury Plus Money Market Fund and Service Class of the Norwest Advantage Treasury Plus Fund are meerging to form the Wells Fargo Treasury Plus Institutional Money Market Fund, historical accounting data from the Stagecoach Treasury Plus Money Market Fund will be kept.
(a) Information shown prior to December 12, 1997, is for the Stagecoach Treasury Plus Money Market Fund which merged with the Overland U.S. Treasury Money Market Fund on December 12, 1997.
(b) The Administrative Class, Institutional Class, and Service Class shares of the StagecoachTreasury Plus Money Market Fund comprise 49.7% of the Fund's net assets. The remaining 50.3% of the Funds net assets represent
     Class A and Class E share of the Stagecoach Treasury Plus Money Market Fund. Such Class A and Class E shares will be combined in a separate Fund, not shown in this document. Accordingly the net assets attributable to Class A and Class E shares have been removed as an adjustment for purposes of this pro forma financial statement.
(c) Reflects new shares issued, net of retired shares of the respective Funds which are not accounting survivors.
(d) Reflects adjustment in expenses due to elimination of duplicate services or effect of purposed contract rate.
(e) Reflects a change in the amount Wells Fargo would have waived to keep the Fund at its purposed expense limit.
(f)  This Fund commenced operations on July 6, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH TREASURY PLUS MONEY MARKET FUND AND NORWEST ADVANTAGE TREASURY PLUS FUND(a)

                                                                                                     NORWEST
                                                                                   STAGECOACH       ADVANTAGE
(UNAUDITED)              NOVEMBER 30, 1998                                        TREASURY PLUS   TREASURY PLUS   PRO FORMA
                                                          INTEREST   MATURITY   MONEY MARKET FUND     FUND         COMBINED
  PRINCIPAL              SECURITY DESCRIPTION               RATE       DATE        VALUE(b)(c)       VALUE(b)     VALUE (b)
                         U.S. TREASURY SECURITIES
                         U.S. TREASURY NOTES
$       30,000,000       U.S. Treasury Notes               5.88%     8/31/99      $    30,154,264    $    0    $    30,154,264
        44,640,000       U.S. Treasury Notes               6.38      1/15/99           44,694,071         0         44,694,071
        25,000,000       U.S. Treasury Notes               7.00      4/15/99           25,135,029         0         25,135,029
        60,000,000       U.S. Treasury Notes               6.38      7/15/99           60,347,854         0         60,347,854
        84,635,000       U.S. Treasury Notes               6.50      4/30/99           84,964,301         0         84,964,301
        50,000,000       U.S. Treasury Notes               6.75      6/30/99           50,592,635         0         50,592,635
        49,775,000       U.S. Treasury Notes               6.25      3/31/99           49,896,205         0         49,896,205
        69,300,000       U.S. Treasury Notes               6.38      4/30/99           69,524,413         0         69,524,413
        60,000,000       U.S. Treasury Notes               6.00      6/30/99           60,557,361         0         60,557,361
                                                                                  $   475,866,133    $    0    $   475,866,133
                         U.S. TREASURY BILLS
$      100,000,000       U.S. Treasury Bills               4.38%     2/11/99      $    99,120,000    $    0         99,120,000
        50,000,000       U.S. Treasury Bills               4.51      5/27/99           48,909,729         0         48,909,729
                                                                                  $   148,029,729    $    0    $   148,029,729
                         TOTAL U.S. TREASURY SECURITIES                           $   623,895,862    $    0    $   623,895,862

                         REPURCHASE AGREEMENTS
                         NationsBanc Montgomery
                          Securities, Inc.,to
$            9,874        be repurchased at $9,875         5.30%     12/1/98      $             0    $9,874    $         9,874
                         Goldman Sachs Pooled Repurchase
                          Agreement - 102% Collateralized
       316,178,000        by U.S. Government Securities    5.25      12/1/98          316,178,000         0        316,178,000
                         HSBC Securities Incorporated
                          Repurchase Agreement - 102%
                          Collateralized by U.S.
       443,968,000        Government Securities            5.15      12/1/98          443,968,000         0        443,968,000
                         JP Morgan Securities Incorporated
                          Repurchase Agreement - 102%
                          Collateralized by U.S.
       397,323,000        Government Securities            5.15      12/1/98          397,323,000         0        397,323,000
                         Morgan Stanley & Company
                          Repurchase Agreement - 102%
                          Collateralized by U.S.
       441,665,000        Government Securities            5.23      12/1/98          441,665,000         0        441,665,000
                                                                                  $ 1,599,134,000    $9,874    $ 1,599,143,874
                         INVESTMENTS IN SECURITIES PRIOR TO
                          PRO FORMA ADJUSTMENTS                                   $ 2,223,029,862    $9,874    $ 2,223,039,736

PRO FORMA ADJUSTMENTS (c)
                         To Securities at Market Value                            $(1,117,084,973)   $    0    $(1,117,084,973)
                         TOTAL INVESTMENTS IN SECURITIES                          $ 1,105,944,889    $9,874    $ 1,105,954,763

                     (a) Due to different investment objectives, certain of
                         these securities will be sold as part of the reorganization.
                     (b) See historical financial statements and footnotes
                         thereto of each of the Funds regarding valuation of securities.
                     (c) The Administrative Class, Institutional Class and
                         Service Class shares of the Treasury Plus Money Market Fund comprise 49.7% of the Fund. The investment schedule under the Stagecoach Treasury Plus Money Market Fund presents the total investment positions held by the Fund. At the bottom of the investment schedule, pro forma adjustments have been reflected which represent the portion of the underlying portfolio's net assets not owned by the Administrative Class, Institutional Class and Service Class shares of the Stagecoach Treasury Plus Money Market Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - NOVEMBER 30, 1998

                                                         STAGECOACH
                                                         GOVERNMENT              NORWEST
                                                        MONEY MARKET          ADVANTAGE U.S.     PRO FORMA         PRO FORMA
                                                            FUND             GOVERNMENT FUND     ADJUSTMENTS        COMBINED
                                                        -------------------------------------------------------------------------
ASSETS
INVESTMENTS:
          In securities, at market value
            (see cost below)                            $ 69,854,936          $ 2,633,930,266                     $ 2,703,785,202
          Cash                                                74,290                        0                              74,290
Receivables:
          Dividends and Interest                             266,506               10,097,194                          10,363,700
Prepaid expenses                                               1,115                        0                               1,115
TOTAL ASSETS                                              70,196,847            2,644,027,460                       2,714,224,307
LIABILITIES
Payables:
          Cash overdraft due to custodian                          0               10,379,140                          10,379,140
          Distribution to shareholders                       244,567                9,594,614                           9,839,181
          Due to distributor                                  50,079                  286,065                             336,144
          Due to advisor                                      15,153                  937,970                             953,123
          Other                                               41,391                    5,216                              46,607
TOTAL LIABILITIES                                            351,190               21,203,005                          21,554,195
TOTAL NET ASSETS                                        $ 69,845,657          $ 2,622,824,455                     $ 2,692,670,112
Net assets consist of:
          Paid-in capital                               $ 69,845,477          $ 2,622,876,720                     $ 2,692,722,197
          Undistributed net investment income (loss)               0                  (56,270)                            (56,270)
          Undistributed net realized gain (loss)
            on investments                                       180                    4,005                               4,185
TOTAL NET ASSETS                                        $ 69,845,657          $ 2,622,824,455                     $ 2,692,670,112
COMPUTATION OF NET ASSET VALUE
  AND OFFERING PRICE PER SHARE

Net assets - Class A                                    $ 69,845,657                                              $    69,845,657
Shares outstanding - Class A                              69,846,691                                                   69,846,691
Net asset value and offering price per
  share - Class A                                       $       1.00                                              $          1.00
Net assets - Service Class                                                    $ 2,622,824,455                     $ 2,622,824,455
Shares outstanding - Service Class                                              2,622,920,232                       2,622,920,232
Net assets value and offering price per
  share - Service Class                                                       $          1.00                     $          1.00

INVESTMENT AT COST                                      $ 69,854,936          $ 2,633,930,266                     $ 2,703,785,202
---------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - GOVERNMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED NOVEMBER 30, 1998 (UNAUDITED)

                                                          STAGECOACH
                                                          GOVERNMENT           NORWEST
                                                         MONEY MARKET       ADVANTAGE U.S.        PRO FORMA          PRO FORMA
                                                             FUND          GOVERNMENT FUND        ADJUSTMENTS         COMBINED
                                                         ------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                               $ 3,875,036         $ 138,210,049                         $ 142,085,085
TOTAL INVESTMENT INCOME                                    3,875,036           138,210,049                           142,085,085

EXPENSES
  Advisory fees                                              175,686             3,414,336        5,447,213 (a)        9,037,235
  Administration fees                                         47,889             2,511,944        1,313,268 (a)        3,873,101
  Custody fees                                                11,736               266,194          238,483 (a)          516,413
  Shareholder serv fees                                      175,686                     0             (382)(a)          175,304
  Portfolio accounting fees                                   68,122                68,500          (56,622)(a)           80,000
  Transfer agency fees                                        70,274             6,279,865       (6,189,209)(a)          160,930
  Distribution fees                                           14,902                     0          (14,902)(a)
  Legal & audit fees                                          33,315                55,522          (22,209)(a)           66,628
  Registration fees                                           33,216               158,112                0              191,328
  Directors' fees                                              3,853                33,186          (30,610)(a)            6,429
  Shareholder reports                                         29,525                85,390          (11,491)(a)          103,424
  Other                                                        9,439                68,009           (3,872)(a)           73,576
TOTAL EXPENSES                                               673,643            12,941,058                            14,284,368
Less:
    Waived fees and reimbursed expenses fees                (147,503)             (298,369)        (752,856)(b)       (1,198,728)
NET EXPENSES                                                 526,140            12,642,689                            13,085,640
NET INVESTMENT INCOME (LOSS)                               3,348,896           125,567,360                           128,999,445

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain (loss) on sale of investments              5,410               260,304                               265,714
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                               $ 3,354,306         $ 125,827,664                         $ 129,265,159
---------------------------------------------------------------------------------------------------------------------------------

* The Stagecoach Government Money Market Fund and Norwest Advantage U.S. Government Fund are merging to form the Wells Fargo Government Money Market Fund, historical accounting data from the Norwest Advantage U.S. Government Fund will be kept.

(a) Reflects adjustment in expenses due to elimination of duplicate services or effect of purposed contract rate.
(b) Reflects a change in the amount Wells Fargo would have waived to keep the Fund at its purposed expense limit.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - GOVERNMENT MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH GOVERNMENT MONEY MARKET FUND, AND NORWEST ADVANTAGE U.S. GOVERNMENT FUND(a)

                                                                                  STAGECOACH
                                                                                  GOVERNMENT      NORWEST ADVANTAGE
(UNAUDITED)      NOVEMBER 30, 1998                                                  MONEY          U.S. GOVERNMENT     PRO FORMA
                                                          INTEREST   MATURITY    MARKET FUND            FUND           COMBINED
PRINCIPAL        SECURITY DESCRIPTION                       RATE       DATE        VALUE(b)           VALUE(b)         VALUES(b)
                 U.S. GOVERNMENT AGENCY SECURITIES
                 FFCB
$ 45,000,000     FFCB                                       5.65%     1/4/99    $          0      $   44,997,511    $   44,997,511
  16,365,000     FFCB                                       5.30      2/2/99               0          16,355,176        16,355,176
  25,000,000     FFCB                                       5.38      3/2/99               0          24,991,337        24,991,337
  12,400,000     FFCB                                       5.60      5/3/99               0          12,411,258        12,411,258
   3,000,000     FFCB                                       4.74     2/25/99       2,999,654                   0         2,999,654
                                                                                $  2,999,654      $   98,755,282    $  101,754,936
                 FHLB
 $ 5,000,000     FHLB                                       2.68*%   12/2/98    $  4,999,257      $            0    $    4,999,257
  50,000,000     FHLB                                       5.19     12/7/98               0          50,000,000        50,000,000
  25,000,000     FHLB                                       5.83    12/17/98               0          24,999,551        24,999,551
   2,000,000     FHLB                                       5.83    12/17/98       2,000,055                   0         2,000,055
  50,000,000     FHLB                                       4.94     1/22/99               0          49,643,222        49,643,222
   4,000,000     FHLB                                       4.90*    2/12/99       3,960,093                   0         3,960,093
   8,500,000     FHLB                                       5.03     2/23/99               0           8,488,699         8,488,699
   3,000,000     FHLB                                       5.57      3/9/99       2,999,984                   0         2,999,984
  17,000,000     FHLB                                       5.58     3/11/99               0          17,035,363        17,035,363
  28,250,000     FHLB                                       5.60     3/30/99               0          28,250,000        28,250,000
   3,285,000     FHLB                                       5.51      4/1/99               0           3,292,842         3,292,842
   2,000,000     FHLB                                       5.57      4/7/99       1,999,375                   0         1,999,375
  50,000,000     FHLB                                       5.03      4/9/99               0          49,991,165        49,991,165
   1,370,000     FHLB                                       5.63      4/9/99       1,369,498                   0         1,369,498
   3,000,000     FHLB                                       4.68*    4/21/99       2,945,598                   0         2,945,598
   3,650,000     FHLB                                       6.20     5/14/99               0           3,673,957         3,673,957
  12,750,000     FHLB                                       5.61     6/18/99               0          12,800,317        12,800,317
  30,000,000     FHLB                                       5.51      7/6/99               0          29,987,236        29,987,236
   2,000,000     FHLB                                       5.54     7/13/99       2,009,135                   0         2,009,135
   1,515,000     FHLB                                       5.54     7/15/99       1,520,476                   0         1,520,476
   5,000,000     FHLB                                       5.01     8/19/99       4,994,273                   0         4,994,273
  50,000,000     FHLB                                       4.84    11/12/99               0          49,972,036        49,972,036
  25,000,000     FHLB                                       4.84    11/16/99               0          24,983,221        24,983,221
                                                                                $ 28,797,744      $  353,117,609    $  381,915,353
                 FHLMC
$100,000,000     FHLMC                                      4.86%    4/21/99    $          0      $   99,977,206    $   99,977,206
  20,590,000     FHLMC                                      7.13     7/21/99               0          20,883,204        20,883,204
  35,000,000     FHLMC                                      4.96     8/27/99               0          34,963,271        34,963,271
  50,000,000     FHLMC                                      4.76    12/18/98               0          49,887,729        49,887,729
  36,450,000     FHLMC                                      5.08    12/23/98               0          36,336,843        36,336,843
  50,000,000     FHLMC                                      5.04     1/15/99               0          49,685,000        49,685,000
  35,000,000     FHLMC                                      4.80     1/22/99               0          34,757,334        34,757,334
  50,000,000     FHLMC                                      5.01     1/28/99               0          49,596,417        49,596,417
  25,000,000     FHLMC                                      5.00     1/29/99               0          24,795,139        24,795,139
  68,766,000     FHLMC                                      4.75     2/17/99               0          68,036,617        68,036,617
  50,000,000     FHLMC                                      4.94     2/22/99               0          49,431,105        49,431,105
  35,000,000     FHLMC                                      4.89      3/5/99               0          34,552,652        34,552,652
  25,000,000     FHLMC                                      4.83     3/12/99               0          24,661,230        24,661,230
  10,000,000     FHLMC                                      4.82     3/22/99               0           9,851,384         9,851,384
  10,000,000     FHLMC                                      4.82     3/26/99               0           9,846,029         9,846,029
                                                                                $          0      $  597,261,160    $  597,261,160
                 FNMA
$ 30,000,000     FNMA                                       5.25%    1/19/99    $          0      $   30,000,000    $   30,000,000
  75,000,000     FNMA                                       4.79    12/14/98               0          74,870,271        74,870,271
  30,000,000     FNMA                                       5.04      1/8/99               0          29,840,400        29,840,400
  13,641,000     FNMA                                       4.80      2/2/99               0          13,526,416        13,526,416
   9,800,000     FNMA                                       5.33     2/12/99               0           9,805,204         9,805,204
   5,000,000     FNMA                                       5.38     2/12/99               0           4,998,850         4,998,850
  10,000,000     FNMA                                       4.95     2/22/99               0           9,985,193         9,985,193
   4,000,000     FNMA                                       5.15*    2/25/99       3,950,789                   0         3,950,789
  75,000,000     FNMA                                       4.50      4/1/99               0          73,865,625        73,865,625
  50,000,000     FNMA                                       5.03      4/9/99               0          49,991,165        49,991,165
  10,000,000     FNMA                                       6.42     4/15/99               0          10,051,993        10,051,993
  16,300,000     FNMA                                       5.63      5/6/99               0          16,299,030        16,299,030
  20,000,000     FNMA                                       5.57      5/7/99               0          19,985,548        19,985,548
   5,000,000     FNMA                                       5.65      5/7/99               0           4,998,468         4,998,468
   1,300,000     FNMA                                       5.27*    5/19/99       1,268,449                   0         1,268,449

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

WELLS FARGO FUNDS - GOVERNMENT MONEY MARKET FUND

PRO FORMA PORTFOLIO OF INVESTMENTS FOR STAGECOACH GOVERNMENT MONEY MARKET FUND, AND NORWEST ADVANTAGE U.S. GOVERNMENT FUND(a)

                                                                                  STAGECOACH
                                                                                  GOVERNMENT      NORWEST ADVANTAGE
(UNAUDITED)      NOVEMBER 30, 1998                                                  MONEY          U.S. GOVERNMENT     PRO FORMA
                                                          INTEREST   MATURITY    MARKET FUND            FUND           COMBINED
PRINCIPAL        SECURITY DESCRIPTION                       RATE       DATE        VALUE(b)           VALUE(b)         VALUES(b)
                 U.S. GOVERNMENT AGENCY SECURITIES
  50,000,000     FNMA                                       5.01     5/28/99               0          49,978,446        49,978,446
   1,300,000     FNMA                                       5.48      7/9/99       1,299,106                   0         1,299,106
   1,300,000     FNMA                                       5.39*     8/4/99       1,253,629                   0         1,253,629
  10,000,000     FNMA                                       5.47     8/16/99               0          10,047,294        10,047,294
   4,000,000     FNMA                                       5.02     8/19/99       3,997,898                   0         3,997,898
  87,500,000     FNMA                                       5.79    10/12/99               0          87,989,682        87,989,682
  25,000,000     FNMA                                       4.54      4/7/99               0          24,599,598        24,599,598
                                                                                $ 11,769,871      $  520,833,183    $  532,603,054
                 SLMA
$ 15,510,000     SLMA                                       5.58%    3/11/99    $          0      $   15,509,013    $   15,509,013
  25,000,000     SLMA                                       5.58     8/11/99               0          24,993,156        24,993,156
   7,000,000     SLMA                                       4.85     11/4/99       6,998,667                   0         6,998,667
                                                                                $  6,998,667      $   40,502,169    $   47,500,836
                 TOTAL U.S. GOVERNMENT AGENCY
                 SECURITIES                                                     $ 50,565,936      $1,610,469,403    $1,661,035,339

                 OTHER AGENCY NOTES
$ 50,000,000     Israel Aid                                 7.13%    8/15/99    $          0      $   50,730,785    $   50,730,785
  20,200,000     State of Israel A125                       6.00     2/15/99               0          20,212,735        20,212,735
                                                                                $          0      $   70,943,520    $   70,943,520
                 CASH MANAGEMENT ACCOUNTS
$ 35,000,000     AIM Short-Term Investment
                 Government Fund                                                $          0      $   35,000,000    $   35,000,000

                 COMMERCIAL PAPER
$ 72,073,000     USA Group, Secondary Market
                 Services, SLMA LOC                         5.03%    12/2/98    $          0          72,062,930        72,062,930
  27,525,000     USA Group, Secondary Market
                 Services, SLMA LOC                         5.03     12/4/98               0          27,513,462        27,513,462
                                                                                $          0      $   99,576,392    $   99,576,392
                 REPURCHASE AGREEMENTS
$500,000,000     Bear, Stearns & Co., Inc.,
                 collateralized by U.S. Government
                 Securities                                 5.50%    12/1/98    $          0      $  500,000,000    $  500,000,000
   9,990,126     NationsBanc Montgomery Securities,
                 Inc., collateralized by U.S.
                 Government Securities                      5.30%    12/1/98               0           9,990,126         9,990,126
 195,450,825     NationsBanc Montgomery Securities,
                 Inc., collateralized by U.S.
                 Government Securities                      5.50     12/1/98               0         195,450,825       195,450,825
  10,751,000     Goldman Sachs Pooled Repurchase
                 Agreement - 102% Collateralized by
                 U.S. Government Securities                 5.25     12/1/98      10,751,000                   0        10,751,000
  50,000,000     Goldman Sachs Pooled Repurchase
                 Agreement - 102% Collateralized by
                 U.S. Government Securities                 5.19     12/1/98               0          50,000,000        50,000,000
  62,500,000     Goldman Sachs Pooled Repurchase
                 Agreement - 102% Collateralized by
                 U.S. Government Securities                 4.85     12/1/98               0          62,500,000        62,500,000
   8,538,000     JP Morgan Securities Incorporated
                 Repurchase Agreement - 102%
                 Collateralized by U.S. Government
                 Securities                                 5.15     12/1/98       8,538,000                   0         8,538,000
                                                                                $ 19,289,000      $  817,940,951    $  837,229,951
                 TOTAL INVESTMENTS IN SECURITIES                                $ 69,854,936      $2,633,930,266    $2,703,785,202


             (a) Due to different investment objectives, certain of these securities will be sold as part of the reorganization.
             (b) See historical financial statements and footnotes thereto of each of the Funds regarding valuation of securities.
              *  Yield to Maturity.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. (See S-75)

                                 WELLS FARGO FUNDS

                Notes to Pro Forma Financial Statements (Unaudited)

1.     BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Portfolio of Investments and Statement of Assets and Liabilities and the Statement of Operations reflect the accounts of Norwest Advantage Funds ("Advantage") and Stagecoach Funds, Inc. ("Stagecoach") for the year ended November 30, 1998. These statements have been derived from the annual and semi-annual reports of Advantage, and the underlying accounting records of Stagecoach that were utilized in calculating the daily net asset values for the year ended November 30, 1998.

Pro forma financial statements for the Wells Fargo Asset Allocation Fund have not been presented because the Stagecoach Balanced Fund's assets are less than 10% of the assets of the accounting survivor, the Stagecoach Asset Allocation Fund.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities as follows:


Stagecoach Fund                           Norwest Advantage Fund                 Combined Fund
------------------------------------     ------------------------------------   --------------------------------------
Growth Fund                               ValuGrowth Stock Fund                  Growth Fund
------------------------------------     ------------------------------------   --------------------------------------
Diversified Equity Income                 Income Equity Fund                     Income Equity Fund
------------------------------------     ------------------------------------   --------------------------------------
Small Cap Fund
Strategic Growth Fund                     Small Company Stock Fund               Small Cap Fund
------------------------------------     ------------------------------------   --------------------------------------
                                          Income Fund
                --                        Total Return Bond Fund
                                          Performa Strategic Value Bond Fund     Income Fund
------------------------------------     ------------------------------------   --------------------------------------
U.S. Government Income Fund
U.S. Government Allocation Fund           Intermediate Government Income Fund    Intermediate Government Income Fund
------------------------------------     ------------------------------------   --------------------------------------
Short-Intermediate U.S.
 Government Income Fund                   Limited Term Government Income Fund    Limited Term Government Income Fund
------------------------------------     ------------------------------------   --------------------------------------
National Tax-Free Fund                    Tax-Free Income Fund                   Tax-Free Income Fund
------------------------------------     ------------------------------------   --------------------------------------
Prime Money Market Fund
 (Administrative, Institutional, and
 Service Classes)                         Cash Investment Fund                   Cash Investment Money Market Fund
------------------------------------     ------------------------------------   --------------------------------------
Prime Money Market Fund (Class A)         Ready Cash Investment Fund
 Money Market Fund                         (Investor and Exchange Classes)       Prime Investment Money Market Fund
------------------------------------     ------------------------------------   --------------------------------------
National Tax-Free Money Market Fund       Municipal Money Market Market Fund     National Tax-Free Money Fund
 (Class A)                                 (Class A)                              (Class A)
------------------------------------     ------------------------------------   --------------------------------------
                                                                                 National Tax-Free Institutional Money
National Tax-Free Money Market Fund       Municipal Money Market Fund             Market Fund
 (Institutional Class)                     (Service Class)                        (Institutional and Service Classes)
------------------------------------     ------------------------------------   --------------------------------------
Treasury Plus Money Market Fund                                                  Treasury Plus Institutional Money
 (Administrative, Institutional, and      Treasury Plus Fund                      Market Fund
 Service Classes)                          (Institutional Class)                  (Institutional, and Service Classes)
------------------------------------     ------------------------------------   --------------------------------------
Government Money Market Fund              U.S. Government Fund                   Government Money Market Fund


Under generally accepted accounting principles, the historical cost of the investment securities will be carried forward to the surviving entity. The pro forma combining statements have been prepared based upon the proposed structure of the new Wells Fargo Funds (the "Funds") utilizing proposed fee data and historical data of the Stagecoach and Norwest Advantage Funds (the "Predecessor Funds").

The Pro Forma Combining Portfolio of Investments, Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of the Predecessor Funds.

For the year ended November 30, 1998, the pro forma adjusted investment advisory fees for the Funds are as follows:


 Fund                                             % of Average Daily Net Assets
 --------------------------------------------     -----------------------------
 Growth Fund                                                   0.75
 Income Equity Fund                                            0.75
 Small Cap Fund                                                0.90
 Income Fund                                                   0.50
 Intermediate Government Income Fund                           0.50
 Limited Term Government Income Fund                           0.50
 Tax-Free Income Fund                                          0.40
 Cash Investment Money Market Fund                             0.10
 Prime Investment Money Market Fund                            0.40
 National Tax-Free Money Market Fund                           0.25
 National Tax-Free Institutional Money Market                  0.10
 Fund
 Treasury Plus Institutional Money Market Fund                 0.10
 Government Money Market Fund                                  0.35


For the year ended November 30, 1998, the pro forma adjusted administration fees were computed based on the annual rate of 0.15% of the average daily net assets of the Funds.

The pro forma adjusted transfer agency fees for the year ended November 30, 1998, were calculated on a per shareholder account basis.

For the year ended November 30, 1998, the pro forma shareholder servicing fees were computed based on an annual rate of 0.25% for Classes A, B, C and Service, and 0.10% for the Institutional Class.

For the year ended November 30, 1998, the pro forma custody fees were computed based on an annual rate of 0.02%.

Stagecoach has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Distribution Plans for the Class B and C shares provide that the Funds may pay as reimbursement or compensation for distribution related services, a monthly fee at an annual rate of up to 0.75% of the average net assets attributable to the those Classes.

The pro forma adjustments to portfolio accounting and directors' fees reflect contracts of the Funds.

The pro forma adjustments to legal and audit, registration, and shareholder reports fees reflect the estimated differences resulting from having a single entity with a greater level of net assets and number of shareholders, savings due to economies of scale and decreases in certain expenses duplicated between the funds.

2.     PORTFOLIO VALUATION

Investments in securities in the pro forma financial statements are valued in accordance with the description of their respective prospectuses.

3.     CAPITAL SHARES

The Pro Forma Combining Statement of Assets and Liabilities assumes the issuance or reduction of shares of each of the Predecessor Funds merging into the Funds as if the reorganization had taken place on November 30, 1998, and is based on the net asset value of the surviving legal entity. The pro forma number of shares of each of the consolidated funds is as follows:

                                                                                                       Pro Forma
                                                       Pro Forma      Pro Forma      Pro Forma            Shares         Pro Forma
                                                          Shares         Shares         Shares       Outstanding            Shares
                                                     Outstanding    Outstanding    Outstanding     Institutional       Outstanding
 Fund                                                    Class A        Class B        Class C             Class     Service Class
 --------------------------------------------       ------------    -----------    -----------     -------------     -------------
 Growth Fund                                          15,361,055      3,824,701             --        16,040,999                --
 Income Equity Fund                                    6,262,981      3,530,248         12,002        32,071,380                --
 Small Cap Fund                                        6,143,389      2,147,740      1,039,759         3,658,667                --
 Income Fund                                           1,182,688        990,566             --        45,412,214                --
 Intermediate Government Income Fund                  23,688,543      5,429,008        356,415        37,459,185                --
 Limited Term Government Income Fund                   3,581,329        891,366             --        16,019,724                --
 Tax-Free Income Fund                                  8,207,698      1,454,614        651,051        29,471,721                --
 Cash Investment Money Market Fund                            --             --             --     1,169,346,181     7,610,860,732
 Prime Investment Money Market Fund                9,456,238,230  1,142,701,428             --                --                --
 National Tax-Free Money Market Fund                 101,824,210             --             --                --                --
 National Tax-Free Institutional Money Market
 Fund                                                         --             --             --        32,169,381     1,282,327,994
 Treasury Plus Institutional Money Market Fund                --             --             --       513,347,732       626,714,646
 Government Money Market Fund                         69,846,691             --             --                --     2,622,920,232


4.     INVESTMENT OBJECTIVE AND POLICIES

These statements do not reflect the effects of the proposed differing investment objectives and policies of certain of the Funds.

                                     PART C

ITEM 15. INDEMNIFICATION.


    Incorporated by reference to Item 25 of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09253, filed May 28, 1999 (accession number 898430-99-002291)).


ITEM 16. EXHIBITS.


(1) Incorporated by reference to Item 23, Exhibit 1 of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09333, filed May 28, 1999 (accession number
    898430-99-002291)).



(2) Incorporated by reference to Item 23, Exhibit 2 of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09333, filed May 28, 1999 (accession number
    898430-99-002291)).


(3) Not applicable.


(4) Agreements and Plans of Reorganization as Filed as Exhibit B to Part A to Registrant's Registration Statement on Form N-14 File Nos. 333-74295; 811-09253, filed April 22, 1999.


(5) Not Applicable.


(6) Incorporated by reference to Item 23, Exhibits 4(a), (b)(i), and (b)(ii) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09333, filed May 28, 1999 (accession number 898430-99-002291)).



(7) Incorporated by reference to Item 23, Exhibit 5(a) and (b) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09333, filed May 28, 1999 (accession number
    898430-99-002291)).


(8) Not applicable.


(9) Incorporated by reference to Item 23, Exhibit 7 of Post-ffective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09333, filed May 28, 1999 (accession number
    898430-99-002291)).



(10) Incorporated by reference to Item 23, Exhibit 13 of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09333, filed May 28, 1999 (accession number
    898430-99-002291)).



(11) Incorporated by reference to Item 23, Exhibit 9 of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09333, filed May 28, 1999 (accession number
    898430-99-002291)).


(12) Opinion of KPMG LLP as to the tax consequences of the reorganization, to be Filed by Post-Effective Amendment within a reasonably prompt amount of time after the closing date of the reorganization.


(13) Incorporated by reference to Item 23, Exhibit 8(a), (b), (c) and (d) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09333, filed May 28, 1999 (accession number 898430-99-002291)).


(14) Not applicable.

(15) Not applicable.

(16) Powers of Attorney. Filed herewith.

(17) Not applicable.

ITEM 17. UNDERTAKINGS.

(1) Not applicable.

(2) Not applicable.

                                   SIGNATURES


    As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of San Francisco and State of California on the 28th day of May, 1999.


                                WELLS FARGO FUNDS TRUST

                                By:  /s/
                                     -----------------------------------------
                                     Richard H. Blank, Jr.
                                     Secretary and Treasurer
                                     (Principal Financial Officer)


    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons on the 28th day of May, 1999.



                                        SIGNATURES          TITLE
                                --------------------------  --------------------------

1)                              Principal
                                Executive Officer

                                /s/                         Chairman and President
                                --------------------------
                                R. Greg Feltus

2)                              Principal Financial
                                and Accounting Officer

                                /s/                         Secretary and Treasurer
                                --------------------------
                                Richard H. Blank, Jr.

3)                              A Majority of the Trustees

                                Robert C. Brown             Trustee
                                Donald H. Burkhardt         Trustee
                                Jack S. Euphrat             Trustee
                                Thomas S. Goho              Trustee
                                Peter G. Gordon             Trustee
                                W. Rodney Hughes            Trustee
                                Richard M. Leach            Trustee
                                J. Tucker Morse             Trustee
                                Timothy J. Penny            Trustee
                                Donald C. Willeke           Trustee

By:  /s/
     --------------------------
     Richard H. Blank, Jr.
     (Attorney-in-fact)

                                   SIGNATURES



    As required by the Investment Company Act of 1940, this Registration Statement of Wells Fargo Core Trust has been signed on behalf of Wells Fargo Core Trust (Delaware) in the City of San Francisco and State of California on the 28th day of May, 1999.



                                WELLS FARGO CORE TRUST

                                By:  /s/
                                     -----------------------------------------
                                     Richard H. Blank, Jr.
                                     Secretary and Treasurer
                                     (Principal Financial Officer)



    This Registration Statement has been signed by the following persons on the 28th day of May, 1999.



                                        SIGNATURES          TITLE
                                --------------------------  --------------------------

1)                              Principal
                                Executive Officer

                                /s/                         Chairman and President
                                --------------------------
                                R. Greg Feltus

2)                              Principal Financial
                                and Accounting Officer

                                /s/                         Secretary and Treasurer
                                --------------------------
                                Richard H. Blank, Jr.

3)                              A Majority of the Trustees

                                Robert C. Brown             Trustee
                                Donald H. Burkhardt         Trustee
                                Jack S. Euphrat             Trustee
                                Thomas S. Goho              Trustee
                                Peter G. Gordon             Trustee
                                W. Rodney Hughes            Trustee
                                Richard M. Leach            Trustee
                                J. Tucker Morse             Trustee
                                Timothy J. Penny            Trustee
                                Donald C. Willeke           Trustee

By:  /s/
     --------------------------
     Richard H. Blank, Jr.
     (Attorney-in-fact)

                               INDEX TO EXHIBITS


  EXHIBIT NUMBER    DESCRIPTION OF EXHIBIT

(14)                Independent Auditors' Consent
(16)                Powers of Attorney.


                                      C-3